UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-05555

SANFORD C. BERNSTEIN FUND, INC.
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105
(Address of principal executive offices) (Zip code)

Mark R. Manley
Alliance Capital Management L.P.
1345 Avenue of the Americas
New York, New York 10105
(Name and address of agent for service)

Registrant's telephone number, including area code:  (800) 221-5672

Date of fiscal year end:  September 30, 2005

Date of reporting period:   September 30, 2005


ITEM 1.   REPORTS TO STOCKHOLDERS.


[LOGO] ALLIANCEBERNSTEIN (R)
Investment Research and Management


AllianceBernstein Blended Style Funds

Tax-Managed International Portfolio

International Portfolio


Annual Report

September 30, 2005


ANNUAL REPORT

Investment Products Offered
---------------------------
o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed
---------------------------

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein's web site at www.alliancebernstein.com, or go to the Securities and Exchange Commission's (the "Commission") web site at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. AllianceBernstein publishes full portfolio holdings for the Fund monthly at www.alliancebernstein.com.

AllianceBernstein Investment Research and Management, Inc. is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

November 18, 2005

Annual Report

This report provides management's discussion of fund performance for AllianceBernstein Tax-Managed International and AllianceBernstein International Portfolios (each a "Portfolio", and collectively, the "Portfolios") for the annual reporting period ended September 30, 2005.

AllianceBernstein Tax-Managed International Portfolio

Investment Objective and Policies

The Portfolio seeks long-term growth of capital from investments in equity securities of established foreign companies based in countries represented in the Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index and Canada. The Portfolio diversifies investments between international growth and international value equity investment styles to create a blended portfolio of approximately 80-100 stocks, targeting a 50/50 split. Alliance will rebalance the portfolio to maintain this targeted allocation, but the actual weightings will vary within a narrow range, usually from 45%-55%. The Portfolio seeks to minimize the impact of taxes by considering the tax impact that buy and sell investment decisions will have on its shareholders.

AllianceBernstein International Portfolio

Investment Objective and Policies

The Portfolio seeks long-term growth of capital from investments in equity securities of established foreign companies based in countries represented in the MSCI EAFE Index and Canada. The Portfolio diversifies investments between international growth and international value equity investment styles to create a blended portfolio of approximately 80-100 stocks, targeting a 50/50 split. Alliance will rebalance the portfolio to maintain this targeted allocation, but the actual weightings will vary within a narrow range, usually from 45%-55%.

Investment Results

The tables on pages 4-5 show performance for Tax-Managed International Portfolio and International Portfolio compared to their benchmark, the MSCI EAFE Index, for the six- and 12-month periods ended September 30, 2005.

Both Portfolios outperformed their benchmark over the six-month period, but trailed it over the 12-month reporting period. Overall, value as a style significantly outperformed growth during the 12-month period, which was reflected in the Portfolios: the value segment of the Portfolios contributed to relative performance, while growth holdings detracted from performance.

For the 12-month period ended September 30, 2005, positive stock selection in industrial and energy shares was not sufficient to offset the impact from holdings in the consumer, financial and resources sectors. Within resources (which had the largest impact), several companies held by the Portfolios declined during the period, including an aluminum company and a paper company. The Portfolios were also impacted by sector overweights and underweights within the period.

During the most recent six-month period ended September 30, 2005, posi-


_______________________________________________________________________________

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 1


tive stock selection in industrial and energy shares drove relative performance with stock selection in the consumer sectors offsetting some of the gains. Within industrials, most of the gains came from the Portfolios' Japanese holdings. These shares benefited from strong second-quarter GDP data, suggesting that pronounced job and wage increases may at last be laying the foundations for a self-sustaining recovery. This trend was also the factor behind the strong returns of the Portfolios' Japanese financial holdings. Portfolio negatives in the six-month period were concentrated in the Portfolios' consumer shares.

Market Review and Investment Strategy

International equity markets rallied in the third quarter of 2005 amid renewed optimism about near-term economic and corporate earnings growth. As a result, the MSCI EAFE Index finished up 9.26% for the six-month period ended September 30, 2005. The Index was up a very strong 25.79% in the 12-month period, reflecting current strong returns and the powerful rally in the fourth quarter of 2004 when stocks surged 15.3%.

Unsurprisingly, energy stocks led the market during the six- and 12-month periods, buoyed by sustained high oil prices, but the performance was broad-based with strong gains in most sectors. Cyclically-sensitive industrial-commodities stocks did particularly well while the consumer cyclical, telecom and technology sectors lagged the market.

The turnaround in sentiment from the second quarter reflected mounting evidence that global economic expansion remains on track despite record-breaking oil prices. In Japan, investor optimism about economic reform was fuelled by Prime Minister Junichiro Koizumi's emphatic election victory and encouraging second-quarter GDP data showing that private consumption contributed most to growth. While Europe's performance remained sluggish, a surge in largely cash-financed merger and acquisition activity highlighted the increased level of confidence in company boardrooms. Additionally, consensus forecasts call for Hurricanes Katrina and Rita putting only a relatively small and temporary damper on the U.S. economy, given the economy's robustness prior to the events and the likely massive private and public spending on reconstruction.

The Portfolios continue to hold roughly equal exposures to growth and value stocks, concentrating on building highly diversified, style-blended non-U.S. stock portfolios that capture the best ideas from our growth and value research specialists.


_______________________________________________________________________________

2 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS


HISTORICAL PERFORMANCE

An Important Note About the Value of Historical Performance

The performance shown on the following pages represents past performance and does not guarantee future results. The Portfolios are relatively new and have been in existence for less than two years. The returns reflected may not be illustrative of long-term performance. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

The investment return and principal value of an investment in the Portfolios will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolios carefully before investing. For a free copy of the Portfolios' prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. You should read the prospectus carefully before you invest.

Returns are annualized for periods longer than one year. All fees and expenses related to the operation of the Portfolios have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolios' quoted performance would be lower. SEC Returns, Returns After Taxes on Distributions and Returns After Taxes on Distributions and Sale of Fund Shares reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (4% year 1, 3% year 2, 2% year 3, 1% year 4); a 1% 1 year contingent deferred sales charge for Class C shares.

Benchmark Disclosure

The unmanaged Morgan Stanley Capital International (MSCI) Europe, Australasia and Far East (EAFE) Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Index is a market capitalization weighted index that measures stock market performance in 21 countries in Europe, Australasia and the Far East. Investors cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Portfolios.

A Word About Risk

Substantially all of the Portfolios' assets will be invested in foreign securities. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market or economic developments. In addition, because the Portfolios will invest in foreign currency denominated securities, fluctuations in the value of the Portfolios' investments may be magnified by changes in foreign exchange rates. Because the Portfolios allocate between "growth" and "value" stocks, an investment in the Portfolios is subject to the risk that this allocation will result in lower returns when one style is outperforming another than if the Portfolios had invested entirely in the outperforming style. In addition, the transaction costs associated with the systematic rebalancing of the Portfolios may be significant over time. While the Portfolios invest principally in common stocks and other equity securities, in order to achieve their investment objectives, they may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases greater than, the risks presented by more traditional investments. AllianceBernstein Tax-Managed International Portfolio may employ strategies that take into account the tax impact of buy and sell decisions on the Portfolio's shareholders. While the Portfolio seeks to maximize after-tax returns, there can be no assurance that the strategies will be effective, and the use of these strategies may affect the gross returns of the Portfolio. These risks are fully discussed in the Portfolios' prospectus.


(Historical Performance continued on next page)


_______________________________________________________________________________

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 3


TAX-MANAGED INTERNATIONAL PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)


                                                              Returns
THE PORTFOLIO VS. ITS BENCHMARK                       -------------------------
PERIODS ENDED SEPTEMBER 30, 2005                        6 Months     12 Months
-------------------------------------------------------------------------------
AllianceBernstein Tax-Managed
International Portfolio
   Class A                                               9.67%        23.24%
-------------------------------------------------------------------------------
   Class B                                               9.32%        22.37%
-------------------------------------------------------------------------------
   Class C                                               9.28%        22.33%
-------------------------------------------------------------------------------
MSCI EAFE Index                                          9.26%        25.79%
-------------------------------------------------------------------------------


GROWTH OF A $10,000 INVESTMENT IN THE PORTFOLIO
1/30/04* TO 9/30/05


AllianceBernstein Tax-Managed International Portfolio Class A: $12,183 MSCI EAFE Index: $12,934


[THE FOLLOWING DATA WAS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL]


                            AllianceBernstein
                        Tax-Managed International
                            Portfolio Class A           MSCI EAFE Index
-------------------------------------------------------------------------------
        1/30/04*                $  9,575                   $ 10,000
        9/30/04                 $  9,885                   $ 10,316
        9/30/05                 $ 12,183                   $ 12,934


*  Since inception of the Portfolio's Class A shares on 1/30/04.

This chart illustrates the total value of an assumed $10,000 investment in AllianceBernstein Tax-Managed International Portfolio Class A shares (from 1/30/04* to 9/30/05) as compared to the performance of the Portfolio's benchmark. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Portfolio and assumes the reinvestment of dividends and capital gains.

See Historical Performance and Benchmark disclosures on previous page.

(Historical Performance continued on next page)


_______________________________________________________________________________

4 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS


INTERNATIONAL PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)

                                                              Returns
THE PORTFOLIO VS. ITS BENCHMARK                       -------------------------
PERIODS ENDED SEPTEMBER 30, 2005                       6 Months     12 Months
-------------------------------------------------------------------------------
AllianceBernstein International Portfolio
   Class A                                               9.91%        23.51%
-------------------------------------------------------------------------------
   Class B                                               9.50%        22.64%
-------------------------------------------------------------------------------
   Class C                                               9.49%        22.63%
-------------------------------------------------------------------------------
MSCI EAFE Index                                          9.26%        25.79%
-------------------------------------------------------------------------------


GROWTH OF A $10,000 INVESTMENT IN THE PORTFOLIO
1/30/04* TO 9/30/05


AllianceBernstein International Portfolio Class A: $12,280
MSCI EAFE Index: $12,934


[THE FOLLOWING DATA WAS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL]


                            AllianceBernstein
                              International
                            Portfolio Class A          MSCI EAFE Index
-------------------------------------------------------------------------------
        1/30/04*                $  9,575                   $ 10,000
        9/30/04                 $  9,943                   $ 10,316
        9/30/05                 $ 12,280                   $ 12,934


*  Since inception of the Portfolio's Class A shares on 1/30/04.

This chart illustrates the total value of an assumed $10,000 investment in AllianceBernstein International Portfolio Class A shares (from 1/30/04* to 9/30/05) as compared to the performance of the Portfolio's benchmark. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Portfolio and assumes the reinvestment of dividends and capital gains.

See Historical Performance and Benchmark disclosures on page 3.

(Historical Performance continued on next page)


_______________________________________________________________________________

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 5


TAX-MANAGED INTERNATIONAL PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)


AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2005
--------------------------------------------------------------

                            NAV Returns        SEC Returns
Class A Shares
1 Year                         23.24%             18.02%
Since Inception*               15.53%             12.55%

Class B Shares
1 Year                         22.37%             18.37%
Since Inception*               14.74%             13.09%

Class C Shares
1 Year                         22.33%             21.33%
Since Inception*               14.68%             14.68%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (SEPTEMBER 30, 2005)
--------------------------------------------------------------

Class A Shares
1 Year                                            18.02%
Since Inception*                                  12.55%

Class B Shares
1 Year                                            18.37%
Since Inception*                                  13.09%

Class C Shares
1 Year                                            21.33%
Since Inception*                                  14.68%


*  Inception Date: 1/30/04 for Class A, Class B and Class C shares.

See Historical Performance disclosures on page 3.

(Historical Performance continued on next page)


_______________________________________________________________________________

6 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS


TAX-MANAGED INTERNATIONAL PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)


RETURNS AFTER TAXES ON DISTRIBUTIONS
AS OF THE MOST RECENT CALENDAR QUARTER-END (SEPTEMBER 30, 2005)
--------------------------------------------------------------

                                                 Returns
Class A Shares
1 Year                                            17.87%
Since Inception*                                  12.46%

Class B Shares
1 Year                                            18.25%
Since Inception*                                  13.02%

Class C Shares
1 Year                                            21.22%
Since Inception*                                  14.62%


RETURNS AFTER TAXES ON DISTRIBUTIONS AND SALE OF FUND SHARES
AS OF THE MOST RECENT CALENDAR QUARTER-END (SEPTEMBER 30, 2005)
--------------------------------------------------------------

Class A Shares
1 Year                                            12.29%
Since Inception*                                  10.78%

Class B Shares
1 Year                                            12.49%
Since Inception*                                  11.26%

Class C Shares
1 Years                                           14.42%
Since Inception*                                  12.63%


Inception Date: 1/30/04 for Class A, Class B and Class C shares.

See Historical Performance disclosures on page 3.

(Historical Performance continued on next page)


_______________________________________________________________________________

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 7


INTERNATIONAL PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)


AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2005
--------------------------------------------------------------

                            NAV Returns        SEC Returns
Class A Shares
1 Year                         23.51%             18.26%
Since Inception*               16.09%             13.10%

Class B Shares
1 Year                         22.64%             18.64%
Since Inception*               15.23%             13.58%

Class C Shares
1 Year                         22.63%             21.63%
Since Inception*               15.26%             15.26%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (SEPTEMBER 30, 2005)
--------------------------------------------------------------

Class A Shares
1 Year                                            18.26%
Since Inception*                                  13.10%

Class B Shares
1 Year                                            18.64%
Since Inception*                                  13.58%

Class C Shares
1 Year                                            21.63%
Since Inception*                                  15.26%


*  Inception Date: 1/30/04 for Class A, Class B and Class C shares.

See Historical Performance disclosures on page 3.


_______________________________________________________________________________

8 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS


FUND EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                   Ending
                                              Beginning         Account Value
Tax-Managed                                 Account Value       September 30,    Expenses Paid
International Portfolio                     April 1, 2005           2005         During Period*
-------------------------------------------------------------------------------------------------
Class A
Actual                                           $1,000           $1,096.70          $ 8.25
Hypothetical (5% return before expenses)         $1,000           $1,017.20          $ 7.94
-------------------------------------------------------------------------------------------------
Class B
Actual                                           $1,000           $1,093.23          $11.91
Hypothetical (5% return before expenses)         $1,000           $1,013.69          $11.46
-------------------------------------------------------------------------------------------------
Class C
Actual                                           $1,000           $1,092.82          $11.91
Hypothetical (5% return before expenses)         $1,000           $1,013.69          $11.46
-------------------------------------------------------------------------------------------------

* Expenses are equal to each Class' annualized expense ratios, of 1.57%, 2.27% and 2.27% respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).

(Fund Expenses continued on next page)


_______________________________________________________________________________

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 9


FUND EXPENSES
(continued from previous page)

                                                                   Ending
                                              Beginning         Account Value
                                            Account Value       September 30,     Expenses Paid
International Portfolio                     April 1, 2005           2005          During Period*
-------------------------------------------------------------------------------------------------
Class A
Actual                                           $1,000           $1,099.10           $8.58
Hypothetical (5% return before expenses)         $1,000           $1,016.90           $8.24
-------------------------------------------------------------------------------------------------
Class B
Actual                                           $1,000           $1,095.00          $12.13
Hypothetical (5% return before expenses)         $1,000           $1,013.49          $11.66
-------------------------------------------------------------------------------------------------
Class C
Actual                                           $1,000           $1,094.94          $12.13
Hypothetical (5% return before expenses)         $1,000           $1,013.49          $11.66
-------------------------------------------------------------------------------------------------

* Expenses are equal to each Class' annualized expense ratios, of 1.63%, 2.31%, and 2.31%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one-half year period).


_______________________________________________________________________________

10 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS


TAX-MANAGED INTERNATIONAL PORTFOLIO
PORTFOLIO SUMMARY
September 30, 2005


PORTFOLIO STATISTICS
Net Assets ($mil): $6,082.0


COUNTRY BREAKDOWN*
     21.9%   Japan
     21.4%   United Kingdom
     15.7%   France
      8.9%   Switzerland
      5.0%   Germany                             [PIE CHART OMITTED]
      4.5%   Spain
      4.3%   Canada
      3.4%   Netherlands
      3.0%   Italy
      3.0%   Australia

      8.9%   Other


INDUSTRY BREAKDOWN*
     19.7%   Banking
     11.1%   Energy Sources
      8.2%   Health & Personal Care
      7.9%   Insurance
      6.4%   Automobiles
      5.5%   Food & Household Products           [PIE CHART OMITTED]
      4.1%   Data Processing
      3.4%   Metal-Steel
      3.0%   Construction & Housing

     30.7%   Other


* All data are as of September 30, 2005. The Portfolio's country breakdown is expressed as a percentage of total long-term investments and may vary over time. "Other" country weightings represent less than 3% weightings in Belgium, Greece, Hong Kong, Ireland, Norway, Singapore and Sweden. The Portfolio's industry breakdown is expressed as a percentage of net assets. "Other" industry weightings represent less than 3% weightings in aerospace & defense, beverage & tobacco, broadcasting & publishing, building materials, electrical & electronics, electronic components & instruments, financial services, industrial components, leisure & tourism, machinery & engineering, merchandising, metal-nonferrous, miscellaneous materials, paper & forest products, telecommunications, textiles & apparel, utilities-electric & gas, wholesale & international trade, repurchase agreements and cash and other assets less liabilities.

Please note: The industry classifications presented herein are based on the industry categorization methodology of the Adviser.


_______________________________________________________________________________

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 11


INTERNATIONAL PORTFOLIO
PORTFOLIO SUMMARY
September 30, 2005


PORTFOLIO STATISTICS
Net Assets ($mil): $2,827.6


COUNTRY BREAKDOWN*
     22.8%   Japan
     21.3%   United Kingdom
     15.6%   France
      9.9%   Switzerland
      4.8%   Germany                              [PIE CHART OMITTED]
      3.8%   Italy
      3.8%   Spain
      3.5%   Netherlands
      3.0%   Australia

     11.5%   Other


INDUSTRY BREAKDOWN*
     19.6%   Banking
     11.9%   Energy Sources
      9.0%   Health & Personal Care
      6.7%   Insurance
      5.9%   Automobiles                          [PIE CHART OMITTED]
      3.7%   Food & Household Products
      3.3%   Metal-Steel
      3.1%   Telecommunications
      3.0%   Data Processing

     33.8%   Other


* All data are as of September 30, 2005. The Portfolio's country breakdown is expressed as a percentage of total long-term investments and may vary over time. "Other" country weightings represent less than 3% weightings in Belgium, Canada, Greece, Hong Kong, Ireland, Norway, Singapore and Sweden. The Portfolio's industry breakdown is expressed as a percentage of net assets. "Other" industry weightings represent less than 3% weightings in aerospace & defense, beverage & tobacco, building materials, broadcasting & communications, construction & housing, electrical & electronics, electronic components & instruments, financial services, industrial components, leisure & tourism, machinery & engineering, merchandising, metal-nonferrous, miscellaneous materials, paper & forest products, textiles & apparel, utilities-electric & gas, wholesale & international trade, repurchase agreements and cash and other assets less liabilities.

Please note: The industry classifications presented herein are based on the industry categorization methodology of the Adviser.


_______________________________________________________________________________

12 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS


PORTFOLIO OF INVESTMENTS
Tax-Managed International Portfolio
September 30, 2005


                                                                         Market
Shares         Description                                                Value
-------------------------------------------------------------------------------
               EQUITIES-99.19%

               Australia-3.00%
               Banking
     982,639   Westpac Banking Corp.,                            $   15,818,580
               6.50% cv. preferred stock
               Building Materials
   5,305,782   Rinker Group, Ltd.                                    67,400,073
               Insurance
   3,745,600   Promina Group, Ltd.                                   14,290,090
   1,647,165   QBE Insurance Group, Ltd.                             23,480,412
               Leisure & Tourism
   2,720,548   Aristocrat Leisure, Ltd.                              24,648,046
               Merchandising
   1,365,658   Coles Myer, Ltd.                                      10,700,419
               Metal - Steel
   3,590,900   BlueScope Steel, Ltd.                                 26,226,717
                                                                 --------------
               Total Australian Stocks
                 (Cost $137,215,837)                                182,564,337
                                                                 --------------
               Belgium-0.84%
               Food & Household Products
     862,500   Delhaize Group                                        51,110,244
                                                                 --------------
               Total Belgian Stocks
                 (Cost $42,333,862)                                  51,110,244
                                                                 --------------
               Canada-4.28%
               Banking
   2,089,160   Bank of Nova Scotia                                   78,013,277
               Energy Sources
     962,900   Canadian Natural Resources, Ltd.                      43,485,807
     860,000   Nexen, Inc.                                           41,021,075
               Insurance
   1,427,200   Manulife Financial Corp.                              76,117,333
               Metal - Nonferrous
     485,000   Teck Cominco, Ltd. (Class B)                          21,757,204
                                                                 --------------
               Total Canadian Stocks
                 (Cost $152,812,540)                                260,394,696
                                                                 --------------
               France-15.57%
               Aerospace & Defense
   1,289,090   European Aeronautic Defence & Space Co.               45,763,395
               Automobiles
     919,900   Renault S.A.                                          87,453,298


_______________________________________________________________________________

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 13


                                                                         Market
Shares         Description                                                Value
-------------------------------------------------------------------------------
               Banking
   1,407,192   BNP Paribas S.A.                                  $  107,074,669
     165,000   Credit Agricole S.A.                                   4,843,620
     638,060   Societe Generale                                      72,899,102
               Beverage & Tobacco
      41,984   Pernod Ricard S.A.                                     7,403,977
               Construction & Housing
     605,482   Vinci S.A.                                            52,163,402
               Data Processing
   1,272,654   CapGemini S.A. (a)                                    49,719,064
               Energy Sources
     557,397   Total S.A.                                           151,732,473
               Food & Household Products
     469,370   Groupe Danone                                         50,830,162
               Health & Personal Care
     255,298   Essilor International S.A.                            21,134,819
   1,502,733   Sanofi-Aventis                                       124,451,130
               Insurance
     889,400   Assurances Generales de France AGF                    85,221,451
               Metal - Steel
   3,704,296   Arcelor                                               86,567,332
                                                                 --------------
               Total French Stocks
                 (Cost $673,011,556)                                947,257,894
                                                                 --------------
               Germany-4.92%
               Automobiles
     979,000   Continental AG                                        80,607,286
      14,177   Porsche AG (PFD)                                      10,908,730
               Banking
   1,890,000   Depfa Bank plc                                        30,357,184
               Data Processing
     297,081   SAP AG                                                51,413,748
               Insurance
     440,500   Muenchener
               Rueckversicherungs-Gesellschaft AG                    50,333,321
               Machinery & Engineering
     924,600   MAN AG                                                47,485,299
               Utilities - Electric & Gas
     308,800   E.ON AG                                               28,397,461
                                                                 --------------
               Total German Stocks
                 (Cost $223,666,267)                                299,503,029
                                                                 --------------
               Greece-0.44%
               Banking
     417,571   EFG Eurobank Ergasias                                 12,894,120
               Leisure & Tourism
     444,652   OPAP S.A.                                             13,815,038
                                                                 --------------
               Total Greek Stocks
                 (Cost $27,289,264)                                  26,709,158
                                                                 --------------


_______________________________________________________________________________

14 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS


                                                                         Market
Shares         Description                                                Value
-------------------------------------------------------------------------------
               Hong Kong-1.75%
               Merchandising
   9,619,500   Esprit Holdings, Ltd.                             $   71,940,291
               Wholesale & International Trade
  14,900,000   Li & Fung, Ltd.                                       34,512,344
                                                                 --------------
               Total Hong Kong Stocks
                 (Cost $73,830,490)                                 106,452,635
                                                                 --------------
               Ireland-2.54%
               Banking
   2,007,444   Allied Irish Banks plc                                42,776,121
   3,275,976   Anglo Irish Bank Corp. plc                            44,597,384
               Construction & Housing
   2,467,891   CRH plc                                               66,966,786
                                                                 --------------
               Total Irish Stocks
                 (Cost $124,696,279)                                154,340,291
                                                                 --------------
               Italy-2.95%
               Energy Sources
   5,790,207   ENI S.p.A.                                           171,756,011
               Health & Personal Care
     309,018   Luxottica Group S.p.A.                                 7,693,750
                                                                 --------------
               Total Italian Stocks
                 (Cost $76,454,856)                                 179,449,761
                                                                 --------------
               Japan-21.71%
               Automobiles
   1,562,900   Denso Corp.                                           45,514,104
   1,636,000   Honda Motor Co., Ltd.                                 93,007,385
   1,553,100   Toyota Motor Corp.                                    71,664,396
               Banking
       4,469   Mitsubishi UFJ Financial Group, Inc.                  58,512,123
      15,973   Sumitomo Mitsui Financial Group, Inc.                151,222,147
               Beverage & Tobacco
       3,932   Japan Tobacco, Inc.                                   62,086,843
               Data Processing
   2,691,700   Canon, Inc.                                          146,075,344
               Electrical & Electronics
     747,200   Hoya Corp.                                            24,923,552
   2,241,600   Hoya Corp. (a)(b)                                     76,220,719
               Electronic Components & Instruments
     229,700   Keyence Corp.                                         58,022,420
               Energy Sources
   3,496,000   Nippon Mining Holdings, Inc.                          27,563,179
               Financial Services
     436,600   Aeon Credit Service Co., Ltd.                         31,838,833
     322,250   Aiful Corp.                                           27,112,104
     298,400   ORIX Corp.                                            54,082,256
     430,250   Promise Co., Ltd.                                     32,032,679


_______________________________________________________________________________

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 15


                                                                         Market
Shares         Description                                                Value
-------------------------------------------------------------------------------
               Health & Personal Care
     101,300   Takeda Pharmaceutical Co., Ltd.                   $    6,064,524
               Industrial Components
   1,147,700   Sumitomo Electric Industries, Ltd.                    15,539,736
               Machinery & Engineering
   5,848,000   Sumitomo Heavy Industries, Ltd.                       41,677,419
               Merchandising
     486,000   Takashimaya Co., Ltd.                                  6,207,084
     398,000   Yamada Denki Co., Ltd.                                30,306,316
               Metal - Steel
   2,212,900   JFE Holdings, Inc.                                    72,175,655
   7,500,000   Kobe Steel, Ltd.                                      22,863,476
               Miscellaneous Materials
     987,000   Nitto Denko Corp.                                     55,763,162
               Wholesale & International Trade
   4,860,300   Mitsubishi Corp.                                      96,173,835
   1,085,000   Mitsui & Co., Ltd.                                    13,623,040
                                                                 --------------
               Total Japanese Stocks
                 (Cost $899,211,162)                              1,320,272,331
                                                                 --------------
               Netherlands-3.34%
               Banking
   1,200,000   ABN AMRO Holding N.V.                                 28,753,203
               Electrical & Electronics
     885,000   Philips Elec (KON)                                    23,607,454
               Insurance
   5,052,067   ING Groep N.V.                                       150,593,251
                                                                 --------------
               Total Netherlands Stocks
                 (Cost $184,411,573)                                202,953,908
                                                                 --------------
               Norway-0.94%
               Energy Sources
     511,799   Norsk Hydro ASA                                       56,992,959
                                                                 --------------
               Total Norwegian Stocks
                 (Cost $45,632,940)                                  56,992,959
                                                                 --------------
               Singapore-1.09%
               Electronic Components &
               Instruments
   1,097,800   Flextronics International, Ltd. (a)                   14,106,730
               Telecommunications
  35,911,720   Singapore Telecommunications, Ltd.                    52,076,292
                                                                 --------------
               Total Singapore Stocks
                 (Cost $64,293,806)                                  66,183,022
                                                                 --------------


_______________________________________________________________________________

16 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS


                                                                         Market
Shares         Description                                                Value
-------------------------------------------------------------------------------
               Spain-4.44%
               Banking
   4,195,243   Banco Bilbao Vizcaya                              $   73,628,985
               Argentaria S.A.
               Broadcasting & Publishing
     806,289   Gestevision Telecinco S.A.                            16,900,598
               Electronic Components &
               Instruments
     413,755   Indra Sistemas S.A.                                    9,085,935
               Energy Sources
   2,368,400   Repsol YPF S.A.                                       76,511,801
               Textiles & Apparel
   1,010,109   Inditex S.A.                                          29,670,815
               Utilities - Electric & Gas
   2,410,000   Endesa S.A.                                           64,517,194
                                                                 --------------
               Total Spanish Stocks
                 (Cost $212,311,821)                                270,315,328
                                                                 --------------
               Sweden-1.30%
               Electronic Components & Instruments
   9,604,558   Telefonaktiebolaget LM Ericsson                       35,319,378
               Paper & Forest Products
   1,247,000   Svenska Cellulosa AB                                  43,719,173
                                                                 --------------
               Total Swedish Stocks
                 (Cost $73,274,269)                                  79,038,551
                                                                 --------------
               Switzerland-8.81%
               Banking
   2,849,514   Credit Suisse Group                                  126,431,293
     769,952   UBS AG                                                65,627,335
               Health & Personal Care
     519,000   Alcon, Inc.                                           66,369,720
     196,710   Nobel Biocare Holding AG                              46,373,665
   1,423,043   Novartis AG                                           72,374,919
     623,992   Roche Holding AG                                      86,691,532
      79,778   Synthes, Inc.                                          9,347,118
               Textiles & Apparel
   1,577,802   Compagnie Financiere Richemont AG                     62,684,610
                                                                 --------------
               Total Swiss Stocks
                 (Cost $425,783,941)                                535,900,192
                                                                 --------------
               United Kingdom-21.27%
               Aerospace & Defense
   6,488,784   BAE Systems plc                                       39,372,395
               Banking
   8,550,000   Barclays plc                                          86,361,050
   3,440,000   HBOS plc                                              51,870,209
   3,550,181   Royal Bank of Scotland Group plc                     100,847,168
   2,104,215   Standard Chartered plc                                45,457,933


_______________________________________________________________________________

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 17


                                                                         Market
Shares         Description                                                Value
-------------------------------------------------------------------------------
               Beverage & Tobacco
   3,207,700   SABMiller plc                                     $   62,415,258
               Building Materials
   1,430,720   Wolseley plc                                          30,339,640
               Construction & Housing
   4,850,000   George Wimpey plc                                     36,651,419
   1,920,000   Persimmon plc                                         29,134,542
               Energy Sources
   8,070,921   BP plc                                                95,303,029
     387,899   Royal Dutch Shell plc (Class B)                       13,396,164
               Financial Services
     151,954   Man Group plc                                          4,440,494
               Food & Household Products
   8,740,000   J Sainsbury plc                                       43,220,313
   2,487,679   Reckitt Benckiser plc                                 75,876,517
   2,804,100   Tate & Lyle plc                                       22,502,487
  16,398,032   Tesco plc                                             89,628,970
               Health & Personal Care
   1,760,000   GlaxoSmithKline plc                                   44,896,043
   1,527,663   Smith & Nephew plc                                    12,835,368
               Insurance
   4,827,668   Aviva plc                                             53,054,339
   8,905,370   Friends Provident plc                                 29,392,773
               Leisure & Tourism
     684,565   Carnival plc                                          35,566,590
   2,236,073   Enterprise Inns plc                                   33,268,933
   2,640,000   Whitbread plc                                         44,265,016
               Machinery & Engineering
     392,467   Smiths Group plc                                       6,642,909
               Merchandising
   2,027,032   GUS plc                                               30,578,788
               Metal - Nonferrous
   1,575,933   BHP Billiton plc                                      25,466,342
   2,931,530   Xstrata plc                                           76,088,110
               Telecommunications
   5,062,431   O2 plc                                                14,089,137
  23,217,721   Vodafone Group plc                                    60,405,478
                                                                 --------------
               Total United Kingdom Stocks
                 (Cost $1,034,556,416)                            1,293,367,414
                                                                 --------------
               Total Equities
                 (Cost $4,470,786,879)                            6,032,805,750
                                                                 --------------


_______________________________________________________________________________

18 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS


                                                                         Market
Quantity       Description                                                Value
-------------------------------------------------------------------------------
               REPURCHASE AGREEMENT-0.48%
$ 29,243,000   State Street Bank & Trust Co.,
               2.85%, dated 9/30/05, due
               10/3/05 in the amount of
               $29,249,945 (collateralized by
               $22,580,000 U.S. Treasury
               Bond, 7.25%, due 8/15/22,
               value $29,833,825)                                $   29,243,000
                                                                 --------------
               Total Repurchase Agreement
                 (Cost $29,243,000)                                  29,243,000
                                                                 --------------
               Investment Summary
               Total Investments-99.67%
                 (Cost $4,500,029,879)(c)                         6,062,048,750
               Cash and Other Assets,
               Less Liabilities-0.33%                                19,998,489
                                                                 --------------
               Net Assets-100.00%                                $6,082,047,239
                                                                 ==============


FINANCIAL FUTURES CONTRACTS PURCHASED

                                                                      Value at
                    Number of      Expiration                       September 30,     Unrealized
     Type           Contracts        Month        Original Value       2005          Appreciation
-----------------------------------------------------------------------------------------------------
DJ Euro Stoxx 50      360        December 2005     $14,580,837      $14,866,396        $285,559



(a)  Non-income-producing security.

(b)  When-issued security.

(c) At September 30, 2005, the cost basis of investment securities for tax purposes was $4,516,965,695. Gross unrealized appreciation of investments was $1,558,578,152 and gross unrealized depreciation of investments was $13,495,097, resulting in net unrealized appreciation of $1,545,083,055 (excluding foreign currency transactions and futures contracts).

Explanation of abbreviation:

PFD - Preference Shares

See Notes to Financial Statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 19


PORTFOLIO OF INVESTMENTS
International Portfolio
September 30, 2005

                                                                         Market
Shares         Description                                                Value
-------------------------------------------------------------------------------
               EQUITIES-98.85%
               Australia-2.73%
               Banking
     449,059   Westpac Banking Corp.,                            $    7,228,978
               6.50% cv. preferred stock(a)
               Building Materials
   1,816,252   Rinker Group, Ltd.                                    23,072,097
               Insurance
     946,388   QBE Insurance Group, Ltd.(a)                          13,490,804
               Leisure & Tourism
   1,599,922   Aristocrat Leisure, Ltd.(a)                           14,495,224
               Merchandising
     775,823   Coles Myer, Ltd.(a)                                    6,078,851
               Metal - Steel
   1,741,484   BlueScope Steel, Ltd.(a)                              12,719,209
                                                                 --------------
               Total Australian Stocks
                 (Cost $57,493,026)                                  77,085,163
                                                                 --------------
               Belgium-0.92%
               Food & Household Products
     438,700   Delhaize Group(a)                                     25,996,596
                                                                 --------------
               Total Belgian Stocks
                 (Cost $20,928,902)                                  25,996,596
                                                                 --------------
               Canada-1.85%
               Energy Sources
     482,600   Canadian Natural Resources, Ltd.                      21,794,839
     422,000   Nexen, Inc.                                           20,128,946
               Metal - Nonferrous
     230,000   Teck Cominco, Ltd. (Class B)(a)                       10,317,849
                                                                 --------------
               Total Canadian Stocks
                 (Cost $31,976,050)                                  52,241,634
                                                                 --------------
               France-15.43%
               Aerospace & Defense
     575,740   European Aeronautic Defence &
               Space Co.(a)                                          20,439,082
               Automobiles
     428,900   Renault S.A.(a)                                       40,774,779
               Banking
     743,791   BNP Paribas S.A.(a)                                   56,595,813
      98,000   Credit Agricole S.A.(a)                                2,876,817
     283,100   Societe Generale(a)                                   32,344,506
               Beverage & Tobacco
      39,164   Pernod Ricard S.A.(a)                                  6,906,664


_______________________________________________________________________________

20 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS


                                                                         Market
Shares         Description                                                Value
-------------------------------------------------------------------------------
               Construction & Housing
     279,558   Vinci S.A.(a)                                     $   24,084,443
               Data Processing
     593,729   CapGemini S.A.(a)(b)                                  23,195,346
               Electrical & Electronics
     400,000   Thomson(a)                                             8,336,110
               Energy Sources
     269,931   Total S.A.(a)                                         73,479,581
               Food & Household Products
      60,610   Groupe Danone(a)                                       6,563,726
               Health & Personal Care
     735,304   Sanofi-Aventis(a)                                     60,895,324
               Insurance
     413,000   Assurances Generales de France AGF(a)                 39,573,262
               Metal - Steel
   1,724,806   Arcelor (a)                                           40,307,755
                                                                 --------------
               Total French Stocks
                 (Cost $311,607,668)                                436,373,208
                                                                 --------------
               Germany-4.75%
               Automobiles
     460,700   Continental AG(a)                                     37,932,356
               Banking
     940,000   Depfa Bank plc                                        15,098,282
               Data Processing
      88,245   SAP AG(a)                                             15,271,950
               Insurance
     225,600   Muenchener
               Rueckversicherungs-Gesellschaft AG(a)                 25,777,973
               Machinery & Engineering
     315,000   MAN AG(a)                                             16,177,665
               Utilities - Electric & Gas
     260,800   E.ON AG(a)                                            23,983,348
                                                                 --------------
               Total German Stocks
                 (Cost $104,899,902)                                134,241,574
                                                                 --------------
               Greece-0.63%
               Banking
     247,772   EFG Eurobank Ergasias                                  7,650,919
               Leisure & Tourism
     329,105   OPAP S.A.                                             10,225,071
                                                                 --------------
               Total Greek Stocks
                 (Cost $18,071,177)                                  17,875,990
                                                                 --------------


_______________________________________________________________________________

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 21


                                                                         Market
Shares         Description                                                Value
-------------------------------------------------------------------------------
               Hong Kong-1.90%
               Merchandising
   4,500,500   Esprit Holdings, Ltd.                             $   33,657,392
               Wholesale & International Trade
   8,624,000   Li & Fung, Ltd.(a)                                    19,975,467
                                                                 --------------
               Total Hong Kong Stocks
                 (Cost $39,915,436)                                  53,632,859
                                                                 --------------
               Ireland-2.42%
               Banking
   1,002,739   Allied Irish Banks plc                                21,367,114
   1,528,570   Anglo Irish Bank Corp. plc                            20,809,134
               Construction & Housing
     971,028   CRH plc                                               26,349,066
                                                                 --------------
               Total Irish Stocks
                 (Cost $55,726,590)                                  68,525,314
                                                                 --------------
               Italy-3.79%
               Energy Sources
   3,114,693   ENI S.p.A.(a)                                         92,391,730
               Health & Personal Care
     592,813   Luxottica Group S.p.A.(a)                             14,759,513
                                                                 --------------
               Total Italian Stocks
                 (Cost $70,215,629)                                 107,151,243
                                                                 --------------
               Japan-22.50%
               Automobiles
     896,100   Denso Corp.(a)                                        26,095,841
     753,100   Honda Motor Co., Ltd.(a)                              42,814,096
     401,000   Toyota Motor Corp.(a)                                 18,503,266
               Banking
       4,515   Mitsubishi UFJ Financial Group, Inc.(a)               59,114,396
       7,948   Sumitomo Mitsui Financial Group, Inc.(a)              75,246,580
               Beverage & Tobacco
       1,787   Japan Tobacco, Inc.(a)                                28,216,986
               Data Processing
     649,200   Canon, Inc.                                           35,231,309
               Electrical & Electronics
   1,765,000   Hitachi, Ltd.(a)                                      11,228,109
     288,100   Hoya Corp.(a)                                          9,609,844
     864,300   Hoya Corp.(b)(c)                                      29,388,636
               Electronic Components & Instruments
     117,900   Keyence Corp.(a)                                      29,781,643
               Energy Sources
   1,680,000   Nippon Mining Holdings, Inc.(a)                       13,245,463
               Financial Services
     191,800   Aeon Credit Service Co., Ltd.                         13,986,918
     191,700   ORIX Corp.(a)                                         34,743,862
     201,300   Promise Co., Ltd.(a)                                  14,987,050


_______________________________________________________________________________

22 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS


                                                                         Market
Shares         Description                                                Value
-------------------------------------------------------------------------------
               Health & Personal Care
     154,200   Takeda Pharmaceutical Co., Ltd.                   $    9,231,487
               Industrial Components
     772,100   Sumitomo Electric Industries, Ltd.(a)                 10,454,152
               Machinery & Engineering
   2,750,000   Sumitomo Heavy Industries, Ltd.(a)                    19,598,649
               Merchandising
      49,200   Shimamura Co., Ltd.                                    5,474,045
     456,000   Takashimaya Co., Ltd.                                  5,823,930
     235,300   Yamada Denki Co., Ltd.(a)                             17,917,277
               Metal - Steel
     965,000   JFE Holdings, Inc.(a)                                 31,474,313
   3,030,000   Kobe Steel, Ltd.(a)                                    9,236,844
               Miscellaneous Materials
     423,200   Nitto Denko Corp.(a)                                  23,909,797
               Wholesale & International Trade
   2,492,200   Mitsubishi Corp.(a)                                   49,314,740
     933,000   Mitsui & Co., Ltd.                                    11,714,559
                                                                 --------------
               Total Japanese Stocks
                 (Cost $456,444,623)                                636,343,792
                                                                 --------------
               Netherlands-3.50%
               Banking
     565,000   ABN AMRO Holding N.V.                                 13,537,966
               Electrical & Electronics
     465,000   Philips Elec (KON)                                    12,403,917
               Insurance
   2,452,378   ING Groep N.V.(a)                                     73,101,084
                                                                 --------------
               Total Netherlands Stocks
                 (Cost $87,780,129)                                  99,042,967
                                                                 --------------
               Norway-0.81%
               Energy Sources
     206,000   Norsk Hydro ASA(a)                                    22,939,767
                                                                 --------------
               Total Norwegian Stocks
                 (Cost $17,278,556)                                  22,939,767
                                                                 --------------
               Singapore-1.33%
               Electronic Components & Instruments
     820,800   Flextronics International, Ltd.(b)                    10,547,280
               Telecommunications
  18,670,650   Singapore Telecommunications, Ltd.(a)                 27,074,677
                                                                 --------------
               Total Singapore Stocks
                 (Cost $37,654,685)                                  37,621,957
                                                                 --------------


_______________________________________________________________________________

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 23


                                                                         Market
Shares         Description                                                Value
-------------------------------------------------------------------------------
               Spain-3.78%
               Banking
   1,957,979   Banco Bilbao Vizcaya                              $   34,363,684
               Argentaria S.A.(a)
               Electronic Components & Instruments
     336,576   Indra Sistemas S.A.(a)                                 7,391,108
               Energy Sources
   1,091,500   Repsol YPF S.A.(a)                                    35,261,202
               Textiles & Apparel
         606   Inditex S.A.                                              17,801
               Utilities - Electric & Gas
   1,115,000   Endesa S.A.(a)                                        29,849,241
                                                                 --------------
               Total Spanish Stocks
                 (Cost $83,740,997)                                 106,883,036
                                                                 --------------
               Sweden-1.75%
               Electronic Components & Instruments
   6,803,638   Telefonaktiebolaget LM Ericsson                       25,019,398
               Paper & Forest Products
     698,600   Svenska Cellulosa AB(a)                               24,492,554
                                                                 --------------
               Total Swedish Stocks
                 (Cost $45,973,760)                                  49,511,952
                                                                 --------------
               Switzerland-9.75%
               Banking
   1,347,273   Credit Suisse Group(a)                                59,777,726
     358,836   UBS AG                                                30,585,608
               Food & Household Products
      27,416   Nestle S.A.                                            8,052,233
               Health & Personal Care
     240,800   Alcon, Inc.                                           30,793,504
     119,269   Nobel Biocare Holding AG                              28,117,232
     689,947   Novartis AG                                           35,090,196
     316,637   Roche Holding AG                                      43,990,542
      85,639   Synthes, Inc.                                         10,033,817
               Textiles & Apparel
     734,441   Compagnie Financiere Richemont AG                     29,178,660
                                                                 --------------
               Total Swiss Stocks
                 (Cost $225,569,439)                                275,619,518
                                                                 --------------


_______________________________________________________________________________

24 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS


                                                                         Market
Shares         Description                                                Value
-------------------------------------------------------------------------------
               United Kingdom-21.01%
               Aerospace & Defense
   3,475,121   BAE Systems plc                                   $   21,086,206
               Banking
   2,650,000   Barclays plc                                          26,766,875
   1,831,090   HBOS plc                                              27,610,181
   1,096,800   Royal Bank of Scotland Group plc                      31,155,925
   1,423,444   Standard Chartered plc                                30,751,051
               Beverage & Tobacco
   1,931,614   SABMiller plc                                         37,585,244
               Broadcasting & Communications
   2,497,054   WPP Group plc                                         25,465,830
               Building Materials
     514,072   Wolseley plc                                          10,901,336
               Construction & Housing
   1,946,800   George Wimpey plc                                     14,711,955
     898,000   Persimmon plc                                         13,626,468
               Data Processing
   1,848,904   Capita Group plc                                      12,302,234
               Energy Sources
   3,743,002   BP plc                                                44,198,107
     372,096   Royal Dutch Shell plc (Class B)                       12,850,404
               Financial Services
     294,451   Man Group plc                                          8,604,630
               Food & Household Products
   3,950,000   J Sainsbury plc                                       19,533,208
     365,468   Reckitt Benckiser plc                                 11,147,113
   1,297,800   Tate & Lyle plc(a)                                    10,414,653
   4,141,739   Tesco plc(a)                                          22,638,070
               Health & Personal Care
     811,400   GlaxoSmithKline plc                                   20,698,096
               Insurance
   2,264,529   Aviva plc                                             24,886,361
   3,980,000   Friends Provident plc                                 13,136,258
               Leisure & Tourism
   1,095,422   Enterprise Inns plc                                   16,298,001
   1,259,913   Whitbread plc                                         21,125,026
               Machinery & Engineering
     471,306   Smiths Group plc                                       7,977,340
               Metal - Nonferrous
   1,324,760   BHP Billiton plc                                      21,407,504
     967,850   Xstrata plc(a)                                        25,120,629
               Telecommunications
   7,597,508   O2 plc                                                21,144,453
  15,703,323   Vodafone Group plc                                    40,855,290
                                                                 --------------
               Total United Kingdom Stocks
                 (Cost $496,998,919)                                593,998,448
                                                                 --------------
               Total Equities
                 (Cost $2,162,275,488)                            2,795,085,018
                                                                 --------------


_______________________________________________________________________________

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 25


                                                                         Market
Quantity       Description                                                Value
-------------------------------------------------------------------------------
               Repurchase Agreement-0.44%
$ 12,519,000   State Street Bank & Trust Co.,
               2.85%, dated 9/30/05, due 10/3/05
               in the amount of $12,521,973
               (collateralized by $9,970,000 U.S.
               Treasury Bond, 6.50%, due
               11/26/05, value $12,769,387)                      $   12,519,000
                                                                 --------------
               Total Repurchase Agreement
                 (Cost $12,519,000)                                  12,519,000
                                                                 --------------
               Total Investments Before Security
               Lending Collateral-99.29%
                 (Cost $2,174,794,488)                            2,807,604,018
                                                                 --------------
               INVESTMENT OF CASH
               COLLATERAL FOR
               SECURITIES LOANED-26.22%
               Repurchase Agreements
 126,000,000   ABN Amro Bank, 3.25%, dated
               9/30/05, due 10/3/05 in the
               amount of $126,034,125
               (collateralized by
               $130,275,000 U.S. Treasury
               Note, 3.125%, due 10/15/08,
               value $128,439,425)                                  126,000,000
 126,000,000   Deutsche Bank, 3.35%, dated
               9/30/05, due 10/3/05 in the
               amount of $126,035,175
               (collateralized by $91,311,000
               U.S. Treasury Bond, 8.125%,
               due 8/15/21, value $128,762,777)                     126,000,000
 126,000,000   Greenwich Funding, 3.25%,
               dated 9/30/05, due 10/3/05 in
               the amount of $126,034,125
               (collateralized by $130,200,000
               U.S. Treasury Note, 3.625%,
               due 1/15/10, value $128,388,256)                     126,000,000
 126,000,000   Morgan Stanley, 3.29%, dated
               9/30/05, due 10/3/05 in the
               amount of $126,034,545
               (collateralized by
               $103,040,000 U.S. Treasury
               Note, 3.50%, due 1/15/11,
               value $128,525,584)                                  126,000,000


_______________________________________________________________________________

26 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS


                                                                         Market
Quantity       Description                                                Value
-------------------------------------------------------------------------------
$ 126,000,000  The Bear Stearns Cos., Inc.,
               3.30%, dated 9/30/05, due
               10/3/05 in the amount of
               $126,034,650 (collateralized
               by $107,920,000 U.S. Treasury
               Note, 3.00%, due 7/15/12,
               value $128,428,038)                               $  126,000,000
                                                                 --------------
               Total Repurchase Agreements
                 (Cost $630,000,000)                                630,000,000
                                                                 --------------
               Time Deposit
 111,426,000   Royal Bank of Canada, 4.00%, 10/1/05                 111,426,000
                                                                 --------------
               Total Time Deposit
                 (Cost $111,426,000)                                111,426,000
                                                                 --------------
               Total Investment of Cash Collateral
               for Securities Loaned
                 (Cost $741,426,000)                                741,426,000
                                                                 --------------
               Investment Summary
               Total Investments-125.51%
                 (Cost $2,916,220,488)(d)                         3,549,030,018
               Cash and Other Assets,
               Less Liabilities-(25.51)%                           (721,424,947)
                                                                 --------------
               Net Assets-100.00%                                $2,827,605,071
                                                                 ==============


FINANCIAL FUTURES CONTRACTS PURCHASED

                                                                       Value at
                    Number of       Expiration                       September 30,     Unrealized
    Type            Contracts         Month        Original Value       2005          Apppreciation
-----------------------------------------------------------------------------------------------------
DJ Euro Stoxx 50      333          December 2005     $13,487,274     $13,751,416         $264,142



(a) Represents entire or partial security position out on loan or securities contractually obligated to be loaned at a future date.

(b)  Non-income-producing security.

(c)  When-issued security.

(d) At September 30, 2005, the cost basis of investment securities for tax purposes was $2,925,021,356. Gross unrealized appreciation of investments was $639,765,521 and gross unrealized depreciation of investments was $15,756,859, resulting in net unrealized appreciation of $624,008,662 (excluding foreign currency transactions and futures contracts).

See Notes to Financial Statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 27


STATEMENTS OF ASSETS & LIABILITIES
September 30, 2005

                                               Tax-Managed
                                              International    International
                                                Portfolio        Portfolio
                                             ==============   ==============
ASSETS
Investments in securities at value
  (including investments of cash collateral
  for securities loaned of: International,
  $741,426,000)                              $6,062,048,750   $3,549,030,018(a)
Foreign currency at value(b)(c)                  57,662,219       19,730,656
Cash in bank                                            225            6,807
Receivables:
  Interest                                            2,315            2,260
  Dividends                                      11,516,237        5,083,010
  Investment securities sold                      1,042,420       38,789,467
  Capital shares sold                             8,855,152        5,170,798
  Foreign withholding tax reclaims                3,017,603          487,445
                                             --------------   --------------
Total assets                                  6,144,144,921    3,618,300,461
                                             --------------   --------------
LIABILITIES
Payable for collateral on securities
  lending at value                                       -0-     741,426,000
Payables:
  Investment securities purchased                50,313,693       44,899,965
  Capital shares redeemed                         5,684,625        1,360,361
  Management fee                                  4,411,536        2,137,336
  Shareholder servicing and
    administration fee                            1,224,274          562,436
  Transfer Agent fee                                 55,633           35,112
  Distribution fee payable                            1,346           17,815
  Accrued expenses                                  358,247          211,662
  Margin owed to broker on futures
    contracts                                        48,328           44,703
                                             --------------   --------------
Total liabilities                                62,097,682      790,695,390
                                             --------------   --------------
Net Assets                                   $6,082,047,239   $2,827,605,071
                                             ==============   ==============
Cost of investments (including cash
  collateral on securities loaned)           $4,500,029,879   $2,916,220,488
                                             ==============   ==============
NET ASSETS CONSIST OF:
Capital stock, at par                        $      246,071   $      121,521
Additional paid-in capital                    4,108,207,838    2,220,451,668
Undistributed net investment income              61,497,629       28,673,973
Accumulated net realized gain (loss) on
  investment and foreign currency
  transactions                                  349,355,395      (54,631,096)
Unrealized appreciation/(depreciation) of:
  Investments and futures                     1,562,304,430      633,073,672
  Foreign currency denominated assets
    and liabilities                                 435,876          (84,667)
                                             --------------   --------------
                                             $6,082,047,239   $2,827,605,071
                                             ==============   ==============


(a)  Includes securities on loan with a value of $703,909,322.

(b)  Cost: $57,665,690 and $19,751,080, respectively.

(c) The amounts of U.S. $1,038,398 and $960,508, respectively, have been segregated to collateralize margin requirement for the open futures contracts at September 30, 2005.

See Notes to Financial Statements.


_______________________________________________________________________________

28 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS


                                                  Tax-Managed
                                                 International    International
                                                  Portfolio         Portfolio
                                                ==============   ==============
CALCULATION OF MAXIMUM OFFERING PRICE
Tax-Managed International Class Shares
Net Assets                                      $6,078,513,135
Shares of capital stock outstanding                245,926,680
                                                --------------
Net asset value offering and redemption
  price per share                               $        24.72
                                                ==============
International Class Shares
Net Assets                                                       $2,785,730,477
Shares of capital stock outstanding                                 119,708,749
                                                                 --------------
Net asset value offering and redemption
  price per share                                                $        23.27
                                                                 ==============
Class A Shares
Net Assets                                      $    2,676,773   $   28,354,060
Shares of capital stock outstanding                    108,762        1,223,176
                                                --------------   --------------
Net asset value and redemption price
  per share                                     $        24.61   $        23.18
Sales charge--4.25% of public
  offering price                                          1.09             1.03
                                                --------------   --------------
Maximum offering price                          $        25.70   $        24.21
                                                ==============   ==============
Class B Shares
Net Assets                                      $      179,322   $    2,680,975
Shares of capital stock outstanding                      7,353          116,862
                                                --------------   --------------
Net asset value and offering price
  per share                                     $        24.39   $        22.94
                                                ==============   ==============
Class C Shares
Net Assets                                      $      678,009   $   10,839,559
Shares of capital stock outstanding                     27,819          472,339
                                                --------------   --------------
Net asset value and offering price
  per share                                     $        24.37   $        22.95
                                                ==============   ==============


See Notes to Financial Statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 29


STATEMENTS OF OPERATIONS
Year Ended September 30, 2005

                                                  Tax-Managed
                                                 International   International
                                                   Portfolio       Portfolio
                                                ==============   ==============
INVESTMENT INCOME
Income:
  Interest                                      $    1,460,293   $    2,490,717
  Dividends (net of foreign withholding
    taxes of $13,907,951and $6,140,641,
    respectively)                                  125,540,404       58,087,438
                                                --------------   --------------
Total income                                       127,000,697       60,578,155
                                                --------------   --------------
EXPENSES
Management fee                                      48,104,766       23,369,761
Shareholder servicing and
  administration fee                                13,258,263        6,157,047
Custodian fee                                        2,224,586        1,220,931
Transfer agent fee                                     303,289          220,134
Distribution fees--Class A                               3,407           34,709
Distribution fees--Class B                               1,284           19,182
Distribution fees--Class C                               4,457           92,176
Distribution fees--Class R                                  -0-              22
Auditing and tax fees                                  197,510           97,962
Directors' fees and expenses                            84,942           39,787
Legal fees                                             131,276           54,096
Registration fees                                      239,376          121,842
Printing fees                                           47,361           51,814
Miscellaneous                                          178,700           97,731
                                                --------------   --------------
Total expenses                                      64,779,217       31,577,194
Less: expenses waived and reimbursed
  by the Transfer Agent                                (17,818)          (4,831)
Less: expense offset arrangement                           (13)            (183)
                                                --------------   --------------
Net expenses                                        64,761,386       31,572,180
                                                --------------   --------------
Net investment income                               62,239,311       29,005,975
                                                --------------   --------------
REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENT AND FOREIGN CURRENCY
TRANSACTIONS
Net realized gain on:
  Investment transactions                          346,006,192      208,991,554
  Futures transactions                               4,178,296        1,491,084
  Foreign currency transactions                        578,922          837,777
                                                --------------   --------------
Net realized gain on investment and
  foreign currency transactions                    350,763,410      211,320,415
                                                --------------   --------------
Net increase (decrease) in unrealized
  appreciation/(depreciation) of:
  Investments and futures                          714,383,430      294,640,503
  Foreign currency denominated assets
    and liabilities                                    (91,816)        (439,823)
                                                --------------   --------------
Net increase in unrealized
  appreciation/(depreciation) of
  investments and foreign currency
  denominated assets and liabilities               714,291,614      294,200,680
                                                --------------   --------------
Net realized and unrealized gain on
  investment and foreign currency
  transactions                                   1,065,055,024      505,521,095
                                                --------------   --------------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                               $1,127,294,335   $  534,527,070
                                                ==============   ==============


See Notes to Financial Statements.


_______________________________________________________________________________

30 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS


STATEMENTS OF CHANGES IN NET ASSETS
Tax-Managed International Portfolio

                                                   Tax-Managed International
                                                           Portfolio
                                                ===============================
                                                  Year Ended       Year Ended
                                                   9/30/05         9/30/04(a)
                                                ==============   ==============
INCREASE IN NET ASSETS FROM
OPERATIONS:
Net investment income                           $   62,239,311   $   33,189,444
Net realized gain on investment and
  foreign currency transactions                    350,763,410      239,680,030
Increase in unrealized
  appreciation/(depreciation) of
  investments and foreign currency
  denominated assets and liabilities               714,291,614      396,395,071
                                                --------------   --------------
Net increase in net assets resulting
  from operations                                1,127,294,335      669,264,545
                                                --------------   --------------
DIVIDENDS AND DISTRIBUTIONS
TO SHAREHOLDERS:
Dividends from net investment income
  Tax-Managed International
    Class Shares                                   (38,551,625)     (61,238,586)
  Class A                                               (1,635)              -0-
  Class B                                                 (374)              -0-
  Class C                                                 (864)              -0-
Distributions from net realized gain on
  investment transactions
  Tax-Managed International Class                  (64,395,815)              -0-
  Class A                                               (2,979)              -0-
  Class B                                               (1,067)              -0-
  Class C                                               (2,457)              -0-
                                                --------------   --------------
Total dividends and distributions to
  shareholders                                    (102,956,816)     (61,238,586)
                                                --------------   --------------
CAPITAL-SHARE TRANSACTIONS
Net proceeds from sales of shares                1,054,997,614    1,020,243,092
Net proceeds from sales of shares
  issued to shareholders on reinvestment
  of dividends and distributions                    97,862,728       54,534,862
                                                --------------   --------------
Total proceeds from shares sold                  1,152,860,342    1,074,777,954
Cost of shares redeemed                           (707,054,456)    (632,148,009)
                                                --------------   --------------
Increase in net assets from capital-share
  transactions                                     445,805,886      442,629,945
                                                --------------   --------------
Net increase in net assets                       1,470,143,405    1,050,655,904

NET ASSETS:
Beginning of period                              4,611,903,834    3,561,247,930
                                                --------------   --------------
End of period (Includes undistributed
  net investment income of $61,497,629
  and $37,233,894, respectively)                $6,082,047,239   $4,611,903,834
                                                ==============   ==============



(a)  Class A, B and C shares commenced distribution on January 30, 2004.

See Notes to Financial Statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 31


STATEMENTS OF CHANGES IN NET ASSETS
International Portfolio

                                                    International Portfolio
                                                ===============================
                                                   Year Ended      Year Ended
                                                    9/30/05        9/30/04(a)
                                                ==============   ==============
INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income                           $   29,005,975   $   15,459,065
Net realized gain on investment
  and foreign currency transactions                211,320,415      158,890,388
Increase in unrealized
  appreciation/ (depreciation) of
  investments and foreign currency
  denominated assets and liabilities               294,200,680      170,461,959
                                                --------------   --------------
Net increase in net assets resulting from
  operations                                       534,527,070      344,811,412
                                                --------------   --------------
DIVIDENDS TO SHAREHOLDERS:
Dividends from net investment income
  International Class Shares                       (19,606,874)     (18,338,621)
  Class A                                              (32,241)              -0-
  Class B                                               (6,949)              -0-
  Class C                                              (33,811)              -0-
  Class R                                                  (75)              -0-
                                                --------------   --------------
Total dividends to shareholders                    (19,679,950)     (18,338,621)
                                                --------------   --------------
CAPITAL-SHARE TRANSACTIONS
Net proceeds from sales of shares                  443,734,535      383,372,088
Net proceeds from sales of shares
  issued to shareholders on
  reinvestment of dividends
  and distributions                                 19,096,435       17,787,574
                                                --------------   --------------
Total proceeds from shares sold                    462,830,970      401,159,662
Cost of shares redeemed                           (349,463,822)    (354,908,912)
                                                --------------   --------------
Increase in net assets from
  capital-share transactions                       113,367,148       46,250,750
                                                --------------   --------------
Net increase in net assets                         628,214,268      372,723,541

NET ASSETS:
Beginning of period                              2,199,390,803    1,826,667,262
                                                --------------   --------------
End of period (Includes undistributed
  net investment income of $28,673,973
  and $18,510,171, respectively)                $2,827,605,071   $2,199,390,803
                                                ==============   ==============


(a)  Class A, B and C shares commenced distribution on January 30, 2004.

See notes to financial statements.


_______________________________________________________________________________

32 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS


NOTES TO FINANCIAL STATEMENTS
September 30, 2005


NOTE 1.

Organization and Significant Accounting Policies

The shares of AllianceBernstein Tax-Managed International Portfolio and International Portfolio are offered through the Tax-Managed International Portfolio and International Portfolio (the "Portfolios"), respectively, of the Sanford C. Bernstein Fund, Inc. (the "Fund"). The Fund is a managed open-end registered investment company incorporated in Maryland on May 4, 1988. The Fund is currently comprised of 12 series each with its own investment objectives. The Tax-Managed International and International Portfolios commenced distribution of Class A, B and C shares on January 30, 2004 in addition to the existing Tax-Managed International and International Class shares, respectively. Effective February 17, 2004, the International Portfolio commenced offering Class R shares. As of February 23, 2005, the Class R shares are no longer being offered to shareholders. Collectively, the Class A, B, C and R shares are referred to as the "AllianceBernstein International Retail Class shares". These financial statements include only the retail classes of the Tax-Managed International and International Portfolios. The financial highlights of the Tax-Managed International and International Class shares are presented in a separate financial report. All classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan, as applicable. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Additional information about some of the items discussed in these notes to financial statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

A. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows: Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day,


_______________________________________________________________________________

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 33


such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, ("OTC") (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, Alliance Capital Management, L.P. (the "Adviser") may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Fund may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available.

B. Foreign Currency Translation

The accounting records of the Fund are maintained in U.S. dollars. Prices of securities and other assets and liabilities denominated in non-U.S. currencies are translated into U.S. dollars using the exchange rate at 12:00 p.m., Eastern time. Amounts related to the purchases and sales of securities, investment income and expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

Net realized gain or loss on foreign currency transactions represents net foreign exchange gains or losses from the closure of forward currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions and the difference between the amount


_______________________________________________________________________________

34 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS


of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amount actually received or paid. Net unrealized currency gains and losses arising from valuing foreign currency denominated assets and liabilities, other than security investments, at the current exchange rate are reflected as part of unrealized appreciation/depreciation on foreign currencies.

The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at period end. The Fund does not isolate the effect of changes in foreign exchange rates from changes in market prices of equity securities sold during the year.

The Portfolios invest in foreign securities and foreign currency transactions that may involve risks not associated with domestic investments as a result of the level of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability, among others.


C. Security Transactions and Related Investment Income

Security transactions are accounted for on the trade date (the date the buy or sell order is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis, and dividend income is recorded on the ex-dividend date or as soon as the Fund is informed of the dividend.

D. Futures Contracts

Upon entering into a futures contract, a Portfolio is required to deposit cash or to pledge securities in an amount (initial margin) equal to a certain percentage of the purchase price indicated in the futures contract. Subsequent payments, which are dependent on the daily fluctuations in the market value of the underlying index or security, are made or received by the Portfolio each day (daily variation margin) or at other intervals as is required. The aggregate of these payments or receipts through the expiration of the futures contract is recorded for book purposes as unrealized gains or losses by the Portfolio. If the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

E. Taxes

Each of the Portfolios is treated as a separate entity for federal income tax purposes. Each Portfolio intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 as they apply to regulated investment companies. By so complying, each Portfolio will not be subject to federal income taxes to the extent that all of its income is distributed. The Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatri-


_______________________________________________________________________________

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 35


ated. Taxes are accrued and applied to net investment income, net realized gains, and net unrealized appreciation/depreciation as such income and/or gains are earned.

F. Repurchase Agreements

Each Portfolio may enter into repurchase agreements with banks or securities broker-dealers. It is the Fund's policy that their custodian receive delivery of the securities collateralizing repurchase agreements, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value of the collateral is equal to at least 100% of the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions on the Portfolio's ability to dispose of the underlying securities.

G. Distribution of Income and Gains

Dividends from net investment income and distributions of net realized gains, less any available loss carryforwards, if any, will be paid to shareholders at least once a year, and recorded on the ex-dividend date.

Elements of realized gains and net investment income may be recorded in different accounting periods for financial reporting (book) and federal income tax (tax) purposes (temporary differences). To the extent that such distributions required for tax purposes exceed income and gains recorded for book purposes as a result of such temporary differences, "excess distributions" are reflected in the accompanying financial statements. Certain other differences--permanent differences--arise because treatment of elements of income and gains is different between book and tax accounting. Permanent differences are reclassified in the year they arise.

H. Income and Expenses

All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the shares of such class. Class-specific expenses are borne by the respective class.

I. Securities Lending

Each of the Portfolios may enter into securities lending transactions. By lending its portfolio securities, a Portfolio attempts to increase its income through the interest earned on the loan. It is the policy of each Portfolio to receive collateral consisting of cash or U.S. Government securities in an amount at least equal to the value of the securities loaned. The securities lending agent has agreed to indemnify the Fund in the case of default of any securities borrower. Collateral received and securities loaned are marked to market daily to ensure that collateral levels are maintained. Cash collateral received is invested by the securities lending agent in liquid short-term investments such as repurchase agreements and overnight time deposits pursuant to investment guidelines set forth by the Fund.


_______________________________________________________________________________

36 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS


Cash collateral received is recorded as an asset as well as a corresponding liability in the Statements of Assets and Liabilities. At September 30, 2005, the International Portfolio had securities on loan with a value of $703,909,322 and had received collateral of $742,717,808, of which $741,426,000 was cash collateral and $1,291,808 was collateral in the form of U.S. Government securities. The International Portfolio earned $1,675,662 from securities lending transactions for the year ended September 30, 2005. The amount is reflected in the statement of operations as a component of interest income.

NOTE 2.

Investment Management and Transactions with Affiliated Persons

A. Management Fee

Under the Investment Management Agreement between the Fund and the Adviser, the Adviser manages the investment of each Portfolio's assets, places purchase and sale orders, and bears various expenses, including the salaries and expenses of all personnel except those of outside directors. In addition, the Adviser agrees to permit its directors, officers and employees who may be elected directors or officers of the Fund to serve in the capacities to which they are elected. The Adviser renders these services subject to the general oversight of the Board of Directors.

Each of the Portfolios pays the Adviser an investment management fee at an annual rate of up to 1% of the first $1 billion, .90% of the next $3 billion, ..85% of the next $2 billion and .75% in excess of $6 billion of the average daily net assets of the Portfolios. Prior to October 27, 2004, the Adviser received an investment management fee, at an annual rate of up to 1% of the first $1 billion, .90% of the next $3 billion, .875% of the next $2 billion and ..85% in excess of $6 billion of the average daily net assets of the Portfolios.

B. Transfer Agency Agreement; Shareholder Servicing

Under a Transfer Agency Agreement between the Fund, on behalf of the Retail Classes, and Alliance Global Investor Services, Inc. ("AGIS"), the Retail Classes compensate AGIS, a wholly-owned subsidiary of the Adviser, for providing personnel and facilities to perform transfer agency services. AGIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. For the year ended September 30, 2005, the compensation retained by AGIS amounted to $182 and $13,169 for the Tax-Managed International and International Portfolios, respectively. During the period, AGIS voluntarily agreed to waive a portion of its fees for such services for the Tax-Managed International Portfolio and the International Portfolio. Such waivers amounted to $17,818 and $4,831, respectively, for the year ended September 30, 2005.

For the year ended September 30, 2005, the expenses for the Tax-Managed International Portfolio and the International Portfolio, were reduced under an expense offset arrangement with AGIS by $13 and $183, respectively.


_______________________________________________________________________________

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 37


Under the Shareholder Servicing Agreement between the Fund and the Adviser, the Adviser pays expenses it incurs in providing shareholder servicing to the Fund, the Portfolios and individual shareholders. This agreement applies only to the Tax-Managed International and International Class shares of the Portfolios. Under the agreement, the fee paid by the Tax-Managed International and International Class shares to the Adviser for services under this agreement is ..25 of 1% of the average daily net assets of each Portfolio during the month.

C. Distribution Arrangements--Tax-Managed International and International Class Shares

Under the Distribution Agreement between the Fund, on behalf of the Tax-Managed International and International Class shares of each Portfolio, and Sanford C. Bernstein & Co., LLC (the "Distributor"), the Distributor agrees to act as agent to sell Tax-Managed International and International Class shares of the Portfolios. This agreement does not apply to the AllianceBernstein International Retail Class shares of the Portfolios. The Distributor receives no fee for this service, and furthermore agrees to pay all expenses arising from the performance of its obligations under this agreement. The Distributor is a wholly-owned subsidiary of the Adviser.

D. Distribution Arrangements--AllianceBernstein International Retail Classes

The AllianceBernstein International Retail Class shares of the Portfolios have adopted a Distribution Services Agreement (the "Agreement"), including a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, each such class pays distribution services fees to AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .30 of 1% of the Class A shares and 1% of the Class B and Class C shares of the respective average daily net assets attributable to the AllianceBernstein Tax-Managed International and International Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:

                                                    Class B          Class C
                                                ==============   ==============
Tax-Managed International                       $      119,574   $      377,232
International                                          150,337          376,924


Such costs may be recovered from each Portfolio in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of each Portfolio's Class A, B and C shares.


_______________________________________________________________________________

38 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS


E. Other Transactions with Affiliates

Class A shares of the Portfolios are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase.

The Distributor has advised the Fund that it has retained front-end sales charges from sales of Class A shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares for the year ended September 30, 2005 as follows:


                        Front-End        Contingent Deferred Sales Charges
                      Sales Charges   -----------------------------------------
                         Class A       Class A         Class B        Class C
-------------------------------------------------------------------------------
Tax-Managed
  International           $1,599         $ -0-          $ 320          $   40
International              2,741          610             880           5,288


For the year ended September 30, 2005, the International Portfolio paid brokerage commissions to Sanford C. Bernstein & Co., LLC, in the amount of $765. The Tax-Managed International and International Portfolios paid commissions to Sanford C. Bernstein & Co., Ltd., in the amounts of $311,067 and $46,998, respectively.

NOTE 3.

Investment Security Transactions

Purchases and Sales

For the period from October 1, 2004 through September 30, 2005, the Portfolios had purchase and sale transactions, excluding repurchase transactions and transactions in short-term instruments, as follows:

                     Purchases      Purchases         Sales           Sales
                  Excluding U.S.     of U.S.      Excluding U.S.     of U.S.
                    Government      Government     Government       Government
                    Securities      Securities     Securities       Securities
-------------------------------------------------------------------------------
Tax-Managed
  International   $3,207,983,613     $    -0-   $2,783,748,534      $     -0-
International      1,636,677,899          -0-    1,476,770,148            -0-


_______________________________________________________________________________

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 39


NOTE 4.

Risks Involved in Investing in the Portfolios

Investments in foreign securities entail significant risks in addition to those customarily associated with investing in U.S. equities. These risks are heightened with respect to investments in emerging-market countries where there is an even greater amount of economic, political and social instability. Economic, political and social instability could disrupt financial markets in which the Portfolio invests and adversely affect the value of the Portfolio's assets. In addition, national policies may restrict investment opportunities.

In foreign markets there may be a lower degree of market volume and liquidity than in U.S. markets, and this may result in greater price volatility. The securities markets in many emerging-market countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of developed countries. Furthermore, since the composition of each Portfolio will differ from that of market indexes, its performance generally will not mirror the returns provided by a specific market index.

Indemnification Risk--In the ordinary course of business, the Portfolios enter into contracts that contain a variety of indemnifications. The Portfolios maximum exposure under these arrangements is unknown. However, the Portfolios have not had prior claims or losses pursuant to these indemnification provisions and expect the risk of loss thereunder to be remote.

NOTE 5.

Risks Involved in Futures and Foreign Currency Contracts

Portfolios may purchase or sell financial futures contracts for the purpose of hedging their portfolios against adverse effects of anticipated movements in the market. Financial futures contracts obligate the buyer to take and the seller to make delivery at a future date of a specified quantity of a financial instrument or an amount of cash based on the value of a securities index or the market value in U.S. dollars of a foreign currency. The contract amounts reflect the extent of each Portfolio's involvement in these financial instruments. To the extent that the Portfolios enter into short futures, losses may be unlimited. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities hedged or used for cover. The Portfolios' activities in futures contracts are conducted through regulated exchanges that do not result in counterparty credit risks.

The Portfolios may enter into forward exchange currency contracts in order to hedge exposure to changes in foreign currency exchange rates on foreign portfolio holdings. Foreign currency contracts involve elements of market risk in excess of the amount reflected in the Statements of Assets and Liabilities. A Portfolio bears the risk of an unfavorable change in the foreign exchange rate


_______________________________________________________________________________

40 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS


underlying the foreign currency contract. In addition, a Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

NOTE 6.

Capital-Share Transactions

As of September 30, 2005, the Fund has authorized 7.8 billion shares of common stock, par value $0.001 per share, of which 7.5 billion are divided into 12 Portfolios. It has allocated 1 billion to the Tax-Managed International Portfolio, of which 400 million is allocated to the Tax-Managed International Class Shares and 200 million each to Class A, Class B and Class C shares. The Fund has also allocated 1.2 billion to the International Portfolio, of which 600 million is allocated to the International Class Shares and 200 million each to Class A, Class B and Class C shares. Share transactions for the Portfolios for the year ended September 30, 2005 and for the year ended September 30, 2004, were as follows:


                               TAX-MANAGED INTERNATIONAL PORTFOLIO
                    -----------------------------------------------------------
                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Year Ended    Year Ended     Year Ended      Year Ended
                    September 30,  September 30,  September 30,   September 30,
                         2005          2004           2005            2004
                     ------------  ------------  --------------  --------------
Tax-Managed
  International
  Class Share
Shares sold           47,072,434    52,134,283  $1,052,136,545  $1,019,883,754
-------------------------------------------------------------------------------
Shares issued to
  shareholders on
  reinvestment of
  dividends            4,555,651     2,890,030      97,855,405      54,534,862
-------------------------------------------------------------------------------
Shares redeemed      (31,558,920)  (32,330,589)   (706,984,300)   (632,135,649)
-------------------------------------------------------------------------------
Net increase          20,069,165    22,693,724     443,007,650     442,282,967
-------------------------------------------------------------------------------
Beginning of period  225,857,515   203,163,791   3,662,301,045   3,220,018,078
-------------------------------------------------------------------------------
End of period        245,926,680   225,857,515  $4,105,308,695  $3,662,301,045
===============================================================================


_______________________________________________________________________________

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 41


                                TAX-MANAGED INTERNATIONAL PORTFOLIO
                    -----------------------------------------------------------
                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Year Ended    Year Ended     Year Ended      Year Ended
                    September 30,  September 30,  September 30,   September 30,
                         2005          2004           2005            2004
                     ------------  ------------  --------------  --------------
Tax-Managed
  International
  Class A Shares(a)
Shares sold              102,026         6,981  $    2,254,583  $       138,270
-------------------------------------------------------------------------------
Shares issued to
  shareholders on
  reinvestment of
  dividends                  205            -0-          4,390              -0-
-------------------------------------------------------------------------------
Shares converted
  from Class B               540            -0-         12,028              -0-
-------------------------------------------------------------------------------
Shares redeemed             (516)         (474)        (12,442)         (9,360)
-------------------------------------------------------------------------------
Net increase             102,255         6,507       2,258,559         128,910
-------------------------------------------------------------------------------
Beginning of period        6,507            -0-        128,910              -0-
-------------------------------------------------------------------------------
End of period            108,762         6,507  $    2,387,469  $      128,910
===============================================================================

Tax-Managed
  International
  Class B Shares(a)
Shares sold                6,403         2,794  $      141,983  $       55,653
-------------------------------------------------------------------------------
Shares issued to
  shareholders on
  reinvestment of
  dividends                   51            -0-          1,059              -0-
-------------------------------------------------------------------------------
Shares converted
  to Class A                (544)           -0-        (12,028)             -0-
-------------------------------------------------------------------------------
Shares redeemed           (1,294)          (57)        (29,294)         (1,123)
-------------------------------------------------------------------------------
Net increase               4,616         2,737         101,720          54,530
-------------------------------------------------------------------------------
Beginning of period        2,737            -0-         54,530              -0-
-------------------------------------------------------------------------------
End of period              7,353         2,737  $      156,250  $       54,530
===============================================================================

Tax-Managed
  International
  Class C Shares(a)
Shares sold               20,255         8,280  $      452,475  $      165,415
-------------------------------------------------------------------------------
Shares issued to
  shareholders on
  reinvestment of
  dividends                   87            -0-          1,874              -0-
-------------------------------------------------------------------------------
Shares redeemed             (706)          (97)        (16,392)         (1,877)
-------------------------------------------------------------------------------
Net increase              19,636         8,183         437,957         163,538
-------------------------------------------------------------------------------
Beginning of period        8,183            -0-        163,538              -0-
-------------------------------------------------------------------------------
End of period             27,819         8,183  $      601,495  $      163,538
===============================================================================

(a)  Class A, B and C Shares commenced distribution on January 30, 2004.


_______________________________________________________________________________

42 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS


                                      INTERNATIONAL PORTFOLIO
                    -----------------------------------------------------------
                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Year Ended    Year Ended     Year Ended      Year Ended
                    September 30,  September 30,  September 30,   September 30,
                         2005          2004           2005            2004
                     ------------  ------------  --------------  --------------
International
  Class Share
Shares sold           19,431,940    20,830,061  $  410,168,394  $  374,436,163
-------------------------------------------------------------------------------
Shares issued to
  shareholders on
  reinvestment of
  dividends              945,230     1,022,862      19,065,301      17,787,574
-------------------------------------------------------------------------------
Shares redeemed      (16,342,116)  (19,917,739)   (343,893,907)   (354,463,245)
-------------------------------------------------------------------------------
Net increase           4,035,054     1,935,184      85,339,788      37,760,492
-------------------------------------------------------------------------------
Beginning of period  115,673,695   113,738,511   2,098,715,783   2,060,955,291
-------------------------------------------------------------------------------
End of period        119,708,749   115,673,695  $2,184,055,571  $2,098,715,783
===============================================================================

International
  Class A Shares(a)
Shares sold            1,175,024       181,016  $   24,657,035  $    3,336,881
-------------------------------------------------------------------------------
Shares issued to
  shareholders on
  reinvestment of
  dividends                1,066            -0-         21,461              -0-
-------------------------------------------------------------------------------
Shares converted
  from Class B             3,514            -0-         75,664              -0-
-------------------------------------------------------------------------------
Shares redeemed         (121,631)      (15,813)     (2,656,916)       (290,505)
-------------------------------------------------------------------------------
Net increase           1,057,973       165,203      22,097,244       3,046,376
-------------------------------------------------------------------------------
Beginning of period      165,203            -0-      3,046,376              -0-
-------------------------------------------------------------------------------
End of period          1,223,176       165,203  $   25,143,620  $    3,046,376
===============================================================================

International
  Class B Shares(a)
Shares sold               91,339        53,641  $    1,892,028  $      984,733
-------------------------------------------------------------------------------
Shares issued to
  shareholders on
  reinvestment of
  dividends                  216            -0-          4,324              -0-
-------------------------------------------------------------------------------
Shares converted
  to Class A              (3,545)           -0-        (75,664)             -0-
-------------------------------------------------------------------------------
Shares redeemed          (19,485)       (5,304)       (413,136)        (96,448)
-------------------------------------------------------------------------------
Net increase              68,525        48,337       1,407,552         888,285
-------------------------------------------------------------------------------
Beginning of period       48,337            -0-        888,285              -0-
-------------------------------------------------------------------------------
End of period            116,862        48,337  $    2,295,837  $      888,285
===============================================================================

(a)  Class A, B and C Shares commenced distribution on January 30, 2004.


_______________________________________________________________________________

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 43


                                      INTERNATIONAL PORTFOLIO
                    -----------------------------------------------------------
                               Shares                         Amount
                    ---------------------------  ------------------------------
                      Year Ended    Year Ended     Year Ended      Year Ended
                    September 30,  September 30,  September 30,   September 30,
                         2005          2004           2005            2004
                     ------------  ------------  --------------  --------------
International
  Class C Shares(a)
Shares sold              337,112       250,874  $    6,941,414  $    4,604,211
-------------------------------------------------------------------------------
Shares issued to
  shareholders on
  reinvestment of
  dividends                  267            -0-          5,349              -0-
-------------------------------------------------------------------------------
Shares redeemed         (112,716)       (3,198)     (2,412,856)        (58,714)
-------------------------------------------------------------------------------
Net increase             224,663       247,676       4,533,907       4,545,497
-------------------------------------------------------------------------------
Beginning of period      247,676            -0-      4,545,497              -0-
-------------------------------------------------------------------------------
End of period            472,339       247,676  $    9,079,404  $    4,545,497
===============================================================================

International
  Class R Shares(b)
Shares sold                    0           534              -0- $       10,100
-------------------------------------------------------------------------------
Shares redeemed             (534)           -0-        (11,343)             -0-
-------------------------------------------------------------------------------
Net increase
  (decrease)                (534)          534         (11,343)         10,100
-------------------------------------------------------------------------------
Beginning of period          534            -0-         10,100              -0-
-------------------------------------------------------------------------------
End of period                 -0-          534  $       (1,243) $       10,100
===============================================================================

(a)  Class A, B and C Shares commenced distribution on January 30, 2004.

(b) Class R Shares commenced distribution on February 17, 2004. These shares are no longer being offered to shareholders as of February 23, 2005.


NOTE 7.

Distributions to Shareholders

The tax character of the distributions paid during the fiscal years ended September 30, 2005 and September 30, 2004, were as follows:

Tax-Managed International                            2005             2004
                                                ==============   ==============
Distributions paid from:
  Ordinary income                               $   38,554,498   $   61,238,586
  Net long-term capital gains                   $   64,402,318   $           -0-
                                                --------------   --------------
Total distributions paid                        $  102,956,816   $   61,238,586
                                                ==============   ==============

International                                        2005             2004
                                                ==============   ==============
Distributions paid from:
  Ordinary income                               $   19,679,950   $   18,338,621
                                                --------------   --------------
Total distributions paid                        $   19,679,950   $   18,338,621
                                                ==============   ==============


_______________________________________________________________________________

44 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS


As of September 30, 2005, the components of accumulated earnings/(deficit) on a tax basis were as follows:

                                                         Accumulated                             Total
                                          Long-Term      Capital and                          Accumulated
                        Ordinary           Capital       Other Gains       Unrealized          Earnings/
                         Income             Gain         (Losses)(a)     Appreciation(b)      (Deficit)(c)
------------------------------------------------------------------------------------------------------------
Tax-Managed
  International       $107,662,808     $320,454,973     $          0      $1,545,804,490    $1,973,922,271
International           36,957,866                0      (54,114,121)        624,188,137       607,031,882


(a) On September 30, 2005, the International Portfolio had net capital loss carryforwards for federal income tax purposes of $54,114,121, all of which expires in the year 2011. During the fiscal year, the International Portfolio utilized prior capital loss carryforwards of $210,700,325. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. Net capital and currency losses incurred after October 31, and within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. For the year ended September 30, 2005, the Tax-Managed International Portfolio deferred to October 1, 2005 post-October currency losses of $328,941.

(b) The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are attributable primarily to the tax deferral of losses on wash sales and mark to market on passive foreign investment companies.

(c) The difference between book-basis and tax-basis components of accumulated earnings (deficit) is attributable primarily to post-October loss deferrals.


During the current fiscal year, permanent differences primarily due to foreign currency gains, resulted in a net increase in undistributed net investment income and a net decrease in accumulated net realized gain on investment and foreign currency transactions, for the Tax-Managed International Portfolio.

During the current fiscal year, permanent differences primarily due to foreign currency gains, resulted in a net increase in undistributed net investment income and a net increase in accumulated net realized loss on investment and foreign currency transactions, for the International Portfolio.

These reclassifications had no effect on net assets.

NOTE 8.

Legal Proceedings

As has been previously reported, the staff of the U.S. Securities and Exchange Commission ("SEC") and the Office of New York Attorney General ("NYAG") have been investigating practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the


_______________________________________________________________________________

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 45


practice of "market timing" mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission ("SEC Order"). The agreement with the NYAG is memorialized in an Assurance of Discontinuance dated September 1, 2004 ("NYAG Order"). Among the key provisions of these agreements are the following:

(i)  The Adviser agreed to establish a $250 million fund (the Reimbursement
Fund) to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, until December 31, 2008; and

(iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAGOrder contemplates that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund (the "Independent Directors") designated an independent economic consultant and independent counsel to investigate the above mentioned matters.

On October 2, 2003, a purported class action complaint entitled Hindo, et al.
v. AllianceBernstein Growth & Income Fund, et al. ("Hindo Complaint") was filed against the Adviser, Alliance Capital Management Holding L.P. ("Alliance Holding"), Alliance Capital Management Corporation, AXA Financial, Inc., the AllianceBernstein Funds, certain officers of the Adviser ("Alliance defendants"), and certain other defendants not affiliated with the Adviser, as well as unnamed Doe defendants. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Funds. The Hindo Complaint alleges that certain of the Alliance defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market


_______________________________________________________________________________

46 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS


timing" of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various federal and state courts against the Adviser and certain other defendants, and others may be filed. The plaintiffs in such lawsuits have asserted a variety of theories for recovery including, but not limited to, violations of the Securities Act, the Exchange Act, the Advisers Act, the Investment Company Act, the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), certain state securities laws, and common law. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred all federal actions, and all removed state court actions, to the United States District Court for the District of Maryland (the "Mutual Fund MDL"). The plaintiffs in the removed actions have since moved for remand, and that motion is pending.

On September 29, 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of Alliance Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of the Adviser. All four complaints include substantially identical factual allegations, which appear to be based in large part on the SEC Order and the NYAG Order. The claims in the mutual fund derivative consolidated amended complaint are generally based on the theory that all fund advisory agreements, distribution agreements and 12b-1 plans between the Adviser and the AllianceBernstein Funds should be invalidated, regardless of whether market timing occurred in each individual fund, because each was approved by fund trustees on the basis of materially misleading information with respect to the level of market timing permitted in funds managed by the Adviser. The claims asserted in the other three consolidated amended complaints are similar to those that the respective plaintiffs asserted in their previous federal lawsuits. All of these lawsuits seek an unspecified amount of damages. The Alliance defendants have moved to dismiss the complaints, and those motions are pending.

On February 10, 2004, the Adviser received (i) a subpoena duces tecum from the Office of the Attorney General of the State of West Virginia and (ii) a request for information from West Virginia's Office of the State Auditor, Securities Commission (the "West Virginia Securities Commission") (together, the "Information Requests"). Both Information Requests require the Adviser to produce documents concerning, among other things, any market timing or late trading in the Adviser's sponsored mutual funds. The Adviser responded to the Information Requests and has been cooperating fully with the investigation.


_______________________________________________________________________________

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 47


On April 11, 2005, a complaint entitled The Attorney General of the State of West Virginia v. AIM Advisors, Inc., et al. ("WVAG Complaint") was filed against the Adviser, Alliance Holding, and various other defendants not affiliated with the Adviser. The WVAG Complaint was filed in the Circuit Court of Marshall County, West Virginia by the Attorney General of the State of West Virginia. The WVAG Complaint makes factual allegations generally similar to those in the Hindo Complaint. On May 31, 2005, defendants removed the WVAG Complaint to the United States District Court for the Northern District of West Virginia. On July 12, 2005, plaintiff moved to remand. On October 19, 2005, the WVAG Complaint was transferred to the Mutual Fund MDL.

On August 30, 2005, the deputy commissioner of securities of the West Virginia Securities Commission signed a "Summary Order to Cease and Desist, and Notice of Right to Hearing" addressed to the Adviser and Alliance Holding. The Summary Order claims that the Adviser and Alliance Holding violated the West Virginia Uniform Securities Act, and makes factual allegations generally similar to those in the Commission Order and the NYAG Order. The Adviser intends to vigorously defend against the allegations in the WVAG Complaint.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

On June 22, 2004, a purported class action complaint entitled Aucoin, et al. v. Alliance Capital Management L.P., et al. ("Aucoin Complaint") was filed against the Adviser, Alliance Capital Management Holding L.P., Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein mutual funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and puni-


_______________________________________________________________________________

48 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS


tive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, numerous additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants, and others may be filed. On October 19, 2005, the District Court granted in part, and denied in part, defendants' motion to dismiss the Aucoin complaint and as a result the only claim remaining is plaintiffs' section 36(b) claim.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the AllianceBernstein Mutual Funds' shares or other adverse consequences to the AllianceBernstein Mutual Funds. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the AllianceBernstein Mutual Funds.

NOTE 9.

Subsequent Events

On October 26, 2005, the Board of Directors of the Fund, approved and authorized the continuation of the Investment Management Agreement between the Fund and the Adviser, without change, for an additional period ending December 1, 2005. On November 28, 2005, the Board of Directors of the Fund approved an amended Investment Management Agreement for an additional annual term, which revised the fees payable by the Fund to the Adviser, on behalf of each of the Portfolios as set forth below:

Annual Percentage of Average Daily Net Assets of Each Portfolio

                                       First          Next          Next          Next
                                    $1 Billion    $3 Billion    $2 Billion    $2 Billion    Thereafter
-------------------------------------------------------------------------------------------------------
Tax-Managed International and
  International Portfolios           0.925%         0.85%         0.80%         0.75%          0.65%



_______________________________________________________________________________

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 49


FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                            Tax-Managed
                                                      International Portfolio
                                                    --------------------------
                                                            Class A
                                                    --------------------------
                                                                   January 30,
                                                     Year Ended    2004(a) to
                                                     September      September
                                                      30, 2005      30, 2004
                                                    ------------  ------------
Net asset value, beginning of period                   $20.38        $19.74

INCOME FROM INVESTMENT OPERATIONS:
Investment income, net(b)(c)                              .27           .09
Net realized and unrealized gain on investment
  and foreign currency transactions                      4.40           .55
Total from investment operations                         4.67           .64

LESS: DIVIDENDS AND DISTRIBUTIONS:
Dividends from taxable net investment income             (.16)           -0-
Distributions from net realized gain on
  investment transactions                                (.28)           -0-
Total dividends and distributions                        (.44)           -0-
Net asset value, end of period                         $24.61        $20.38
Total return(d)                                         23.24%         3.24%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)                $2,677          $133
Average net assets (000 omitted)                       $1,136           $65
Ratio of expenses to average net assets,
  net of waiver                                          1.57%         1.59%*
Ratio of expenses to average net assets,
  before waiver                                          2.61%        11.01%*
Ratio of net investment income to average net
  assets(b)                                              1.22%          .77%*
Portfolio turnover rate                                    53%           71%


See footnote summary on page 55.


_______________________________________________________________________________

50 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                           Tax-Managed
                                                     International Portfolio
                                                    --------------------------
                                                             Class B
                                                    --------------------------
                                                                   January 30,
                                                    Year Ended     2004(a) to
                                                     September      September
                                                      30, 2005      30, 2004
                                                    ------------  ------------
Net asset value, beginning of period                   $20.29        $19.74

INCOME FROM INVESTMENT OPERATIONS:
Investment income, net(b)(c)                              .12           .02
Net realized and unrealized gain on investment
  and foreign currency transactions                      4.36           .53
Total from investment operations                         4.48           .55

LESS: DIVIDENDS AND DISTRIBUTIONS:
Dividends from taxable net investment income             (.10)           -0-
Distributions from net realized gain on
  investment transactions                                (.28)           -0-
Total dividends and distributions                        (.38)           -0-
Net asset value, end of period                         $24.39        $20.29
Total return(d)                                         22.37%         2.79%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)                  $179           $55
Average net assets (000 omitted)                         $128           $29
Ratio of expenses to average net assets, net
  of waiver                                              2.27%         2.26%*
Ratio of expenses to average net assets,
  before waiver                                          3.31%        11.67%*
Ratio of net investment income to average net
  assets(b)                                               .52%          .21%*
Portfolio turnover rate                                    53%           71%


See footnote summary on page 55.


_______________________________________________________________________________

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 51


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                           Tax-Managed
                                                     International Portfolio
                                                    --------------------------
                                                             Class C
                                                    --------------------------
                                                                   January 30,
                                                     Year Ended    2004(a) to
                                                     September      September
                                                      30, 2005      30, 2004
                                                    ------------  ------------
Net asset value, beginning of period                   $20.28        $19.74

INCOME FROM INVESTMENT OPERATIONS:
Investment income, net(b)(c)                              .10           .01
Net realized and unrealized gain on investment
  and foreign currency transactions                      4.37           .53
Total from investment operations                         4.47           .54

LESS: DIVIDENDS AND DISTRIBUTIONS:
Dividends from taxable net investment income             (.10)           -0-
Distributions from net realized gain on
  investment transactions                                (.28)           -0-
Total dividends and distributions                        (.38)           -0-
Net asset value, end of period                         $24.37        $20.28
Total return(d)                                         22.33%         2.74%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)                  $678          $166
Average net assets (000 omitted)                         $446           $96
Ratio of expenses to average net assets, net
  of waiver                                              2.27%         2.29%*
Ratio of expenses to average net assets,
  before waiver                                          3.31%        11.70%*
Ratio of net investment income to average net
  assets(b)                                               .46%          .09%*
Portfolio turnover rate                                    53%           71%


See footnote summary on page 55.


_______________________________________________________________________________

52 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                     International Portfolio
                                                    --------------------------
                                                              Class A
                                                    --------------------------
                                                                  January 30,
                                                     Year Ended    2004(a) to
                                                     September     September
                                                      30, 2005      30, 2004
                                                    ------------  ------------
Net asset value, beginning of period                   $18.91        $18.21

INCOME FROM INVESTMENT OPERATIONS:
Investment income, net(b)(c)                              .19           .10
Net realized and unrealized gain on investment
  and foreign currency transactions                      4.23           .60
Total from investment operations                         4.42           .70

LESS: DIVIDENDS
Dividends from taxable net investment income             (.15)           -0-
Net asset value, end of period                         $23.18        $18.91
Total return(d)                                         23.51%         3.84%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)               $28,354        $3,123
Average net assets (000 omitted)                      $11,570        $1,711
Ratio of expenses to average net assets, net
  of waiver                                              1.62%         1.65%*
Ratio of expenses to average net assets,
  before waiver                                          1.64%         1.93%*
Ratio of net investment income to average net
  assets(b)                                               .95%          .89%*
Portfolio turnover rate                                    61%           92%


See footnote summary on page 55.


_______________________________________________________________________________

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 53


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                     International Portfolio
                                                    --------------------------
                                                             Class B
                                                    --------------------------
                                                                  January 30,
                                                    Year Ended     2004(a) to
                                                     September      September
                                                      30, 2005      30, 2004
                                                    ------------  ------------
Net asset value, beginning of period                   $18.81        $18.21

INCOME FROM INVESTMENT OPERATIONS:
Investment income, net(b)(c)                              .09           .03
Net realized and unrealized gain on investment
  and foreign currency transactions                      4.15           .57
Total from investment operations                         4.24           .60

LESS: DIVIDENDS
Dividends from taxable net investment income             (.11)           -0-
Net asset value, end of period                         $22.94        $18.81
Total return(d)                                         22.64%         3.30%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)                $2,681          $909
Average net assets (000 omitted)                       $1,918          $528
Ratio of expenses to average net assets, net
  of waiver                                              2.31%         2.35%*
Ratio of expenses to average net assets,
  before waiver                                          2.33%         2.64%*
Ratio of net investment income to average net
  assets(b)                                               .42%          .30%*
Portfolio turnover rate                                    61%           92%


See footnote summary on page 55.


_______________________________________________________________________________

54 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                                     International Portfolio
                                                    --------------------------
                                                             Class C
                                                    --------------------------
                                                                  January 30,
                                                    Year Ended     2004(a) to
                                                     September     September
                                                      30, 2005      30, 2004
                                                    ------------  ------------
Net asset value, beginning of period                   $18.82        $18.21

INCOME FROM INVESTMENT OPERATIONS:
Investment income, net(b)(c)                              .08           .02
Net realized and unrealized gain on investment
  and foreign currency transactions                      4.16           .59
Total from investment operations                         4.24           .61

LESS: DIVIDENDS
Dividends from taxable net investment income             (.11)           -0-
Net asset value, end of period                         $22.95        $18.82
Total return(d)                                         22.63%         3.35%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)               $10,840        $4,660
Average net assets (000 omitted)                       $9,218        $2.586
Ratio of expenses to average net assets, net
  of waiver                                              2.31%         2.35%*
Ratio of expenses to average net assets,
  before waiver                                          2.33%         2.63%*
Ratio of net investment income/(loss) to average
  net assets(b)                                           .38%          .18%*
Portfolio turnover rate                                    61%           92%


*  Annualized.

(a)  Commencement of distribution.

(b)  Net of expenses waived by the Transfer Agent.

(c)  Based on average shares outstanding.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.


_______________________________________________________________________________

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 55


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and AllianceBernstein International Retail Class Shareholders of Sanford C. Bernstein Fund, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Tax-Managed International Portfolio and International Portfolio (two of the twelve portfolios constituting Sanford C. Bernstein Fund, Inc., hereafter referred to as the "Fund") at September 30, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for the International Retail Class shares for the periods presented in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
November 22, 2005


_______________________________________________________________________________

56 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS


TAX INFORMATION
(unaudited)

In order to meet certain requirements of the Internal Revenue Code, we are advising you that the Tax-Managed International Portfolio paid $64,402,318 of long-term capital gain distributions, during the fiscal year ended September 30, 2005, which are subject to the maximum tax rate of 15%.

For the fiscal year ended September 30, 2005, certain dividends paid by the Portfolios may be subject to a maximum tax rate of 15%, as provided for by the JGTRR Act of 2003. For the Tax-Managed International Portfolio and the International Portfolio, we designate 99.25% and 99.21%, respectively, or the maximium amount allowable of the total ordinary income distributed by the Portfolios, as qualified dividend income.

In addition, the Portfolios intend to make an election under Internal Revenue Code Section 853 to pass through foreign taxes paid by the Portfolios to their shareholders. For the fiscal year ended September 30, 2005, the total amounts of foreign taxes that may be passed through to the shareholders were $10,810,701 and $1,376,306 for the Tax-Managed International Portfolio and the International Portfolio, respectively. The foreign sources of income for information reporting purposes, were $139,788,835 and $35,992,078, respectively, for the Tax-Managed International Portfolio and the International Portfolio.

As required by Federal tax law rules, shareholders will receive notification of their portion of each Portfolio's taxable ordinary dividends (if any) and capital gain distibutions (if any) paid for the 2005 calendar year on Form 1099-DIV, which will be mailed by January 31, 2006.


_______________________________________________________________________________

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 57


BOARD OF DIRECTORS

Rosalie Wolf(1), Chairman
Roger Hertog, President
Irwin Engelman(1)
Bart Friedman(1)(2)
William Kristol(1)(2)
Thomas B. Stiles, II(1)(2)


OFFICERS

Philip L. Kirstein, Senior Vice President & Independent Compliance Officer Mark D. Gersten, Treasurer and Chief Financial Officer
Emilie D. Wrapp, Secretary


Custodian

State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

Distributor+

AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Transfer Agent+

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio, TX 78278-6003
Toll-Free (800) 221-5672

Legal Counsel

Shearman & Sterling
599 Lexington Avenue
New York, NY 10022

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017


(1)  Member of the Audit Committee and the Independent Directors Committee.

(2)  Member of the Governance, Nominating and Compensation Committee.

+ For the AllianceBernstein International and AllianceBernstein Tax-Managed International Portfolios, Class A, B and C shares only.


_______________________________________________________________________________

58 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS


MANAGEMENT OF THE FUND

Board of Directors Information

The business and affairs of the Fund are managed under the direction of the Board of Directors. Certain information concerning the Fund's Directors is set forth below.

                                                                                PORTFOLIOS
                                                                                  IN FUND           OTHER
         NAME,                               PRINCIPAL                            COMPLEX       DIRECTORSHIPS
 ADDRESS, DATE OF BIRTH                   OCCUPATION(S)                         OVERSEEN BY        HELD BY
  (YEAR OF ELECTION*)                   DURING PAST 5 YEARS                      DIRECTOR          DIRECTOR
------------------------------------------------------------------------------------------------------------------

INTERESTED DIRECTORS

Roger Hertog,**                     Vice Chairman and Director -                   12               None
1345 Avenue of the Americas         Alliance Capital Management
New York, NY 10105                  Corporation ("ACMC"), the
11/4/41 (1988)                      General Partner of Alliance
                                    Capital Management, L.P.
                                    ("Alliance") since 2000; prior
                                    thereto President, Chief
                                    Operating Officer and
                                    Director - Sanford C.
                                    Bernstein & Co., Inc.
                                    ("Bernstein") since prior
                                    to 2000.

DISINTERESTED DIRECTORS

Rosalie J. Wolf, #                  Managing Partner, Botanica                     12            TIAA-CREFF;
c/o Philip L. Kirstein              Capital Partners LLC. Formerly                             North European
Alliance Capital Management,        she was a Managing Director                               Oil Royalty Trust.
L.P.                                at Offit Hall Capital Management
1345 Avenue of the Americas         LLC from January 2001 through
New York, NY 10105                  2003. From 1994-2000 she was
5/8/41 (2000)                       Treasurer and Chief Investment
Chairman of the Board               Officer, The Rockefeller
                                    Foundation. Earlier she held
                                    financial executive positions with
                                    International Paper Company,
                                    Bankers Trust, and Mobil Oil
                                    Corporation.

Irwin Engelman, #                   Business Consultant.                           12            WellGen Inc.;
c/o Philip L. Kirstein              Formerly he was Executive                                   Baruch College;
Alliance Capital Management,        Vice President and Chief                                     Long Wharf
L.P.                                Financial Officer of Youth Stream                          Theatre; National
1345 Avenue of the Americas         Media Networks; Vice                                       Corporate Theater
New York, NY 10105                  Chairman and Chief                                           Fund; Temple
5/19/34 (2000)                      Administrative Officer of Revlon,                          Sharay Tefila; New
                                    Inc. and Executive                                         Plan Excel Realty
                                    Vice President and Chief                                         Trust.
                                    Financial Officer of MacAndrews
                                    & Forbes Holdings Inc. since
                                    prior to 2000.



_______________________________________________________________________________

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 59


                                                                                PORTFOLIOS
                                                                                  IN FUND           OTHER
         NAME,                               PRINCIPAL                            COMPLEX       DIRECTORSHIPS
 ADDRESS, DATE OF BIRTH                   OCCUPATION(S)                         OVERSEEN BY        HELD BY
  (YEAR OF ELECTION*)                   DURING PAST 5 YEARS                      DIRECTOR          DIRECTOR
------------------------------------------------------------------------------------------------------------------

DISINTERESTED DIRECTORS
(continued)

Bart Friedman # +                   Senior Partner at Cahill                       12            The Brookings
c/o Philip L. Kirstein              Gordon & Reindel LLP                                      Institution; Lincoln
Alliance Capital Management,        (law firm) since prior to                                    Center for the
L.P.                                2000.                                                       Performing Arts;
1345 Avenue of the Americas                                                                       The Mountain
New York, NY 10105                                                                              School of Milton
12/5/44 (2005)                                                                                      Academy

William Kristol, # +                Editor, The Weekly Standard                    12              Manhattan
c/o Philip L. Kirstein              since prior to 2000.                                      Institute; John M
Alliance Capital Management,                                                                    Ashbrook Center
L.P.                                                                                          for Public Affairs
1345 Avenue of the Americas                                                                       at Ashland
New York, NY 10105                                                                              University; The
12/23/52 (1994)                                                                                Salvatori Center
                                                                                                 at Claremont
                                                                                               McKenna College;
                                                                                                  The Shalem
                                                                                                  Foundation

Thomas B. Stiles, II, # +           President - Cedar Lawn                         12             Laguna Beach
c/o Philip L. Kirstein              Corporation (cemetery).                                        Art Museum;
Alliance Capital Management,        Formerly Managing Director,                                    Cedar Lawn
L.P.                                Senior Portfolio Manager and                                   Corporation
1345 Avenue of the Americas         Director of Investment Strategy
New York, NY 10105                  of Smith Barney Asset Manage-
10/4/40 (2003)                      ment from 1997 until his retire-
                                    ment in 1999. Prior thereto,
                                    Chairman and Chief Executive
                                    Officer of Greenwich Street
                                    Advisors from 1988-1997 and
                                    Executive Vice President and
                                    Director of E.F. Hutton Group
                                    from 1982-1987.


*  There is no stated term of office for the Directors.

** Mr. Hertog is an "interested person", as defined in the 1940 Act, due to his affiliation with Alliance.

#  Member of the Audit Committee and the Independent Directors Committee.

+  Member of the Governance, Nominating and Compensation Committee.


_______________________________________________________________________________

60 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS


Officer Information

Certain information concerning the Fund's Officers is listed below.


   NAME, ADDRESS*                       POSITION(S)                       PRINCIPAL OCCUPATION
 AND DATE OF BIRTH                    HELD WITH FUND                      DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------

Roger Hertog,                       President                       See biography above.
11/4/41

Philip L. Kirstein,                 Senior Vice President           Senior Vice President and Independent
5/29/45                             and Independent                 Compliance Officerof the
                                    Compliance Officer              AllianceBernstein Funds with which he
                                                                    has been associated since October
                                                                    2004. Prior thereto he was Of Counsel
                                                                    to Kirkpatrick & Lockhart, LLP from
                                                                    2003 to October 2004, and General
                                                                    Counsel of Merrill Lynch Investment
                                                                    Managers, LLP since prior to 2000 until
                                                                    March 2003.

Mark D. Gersten,                    Treasurer and Chief             Senior Vice President of Alliance Global
10/4/50                             Financial Officer               Investor Services, Inc. ("AGIS")** and
                                                                    a Vice President of AllianceBernstein
                                                                    Investment Research and
                                                                    Management, Inc. ("ABIRM")**, with
                                                                    which he has been associated since
                                                                    prior to 2000.

Emilie D. Wrapp,                    Secretary                       Senior Vice President, Assistant
11/13/55                                                            General Counsel and Assistant
                                                                    Secretary of ABIRM**, with which
                                                                    she has been associated since prior
                                                                    to 2000.



* The address for each of the Fund's Officers is 1345 Avenue of the Americas, New York, NY 10105.

**  ABIRM and AGIS are affiliates of the Fund.

The Fund's Statement of Additional Information ("SAI") has additional information about the Fund's Directors and Officers and is available without charge upon request. Contact your financial representative or Alliance Capital at 1-800-227-4618 for a free prospectus or SAI.


_______________________________________________________________________________

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 61


ALLIANCEBERNSTEIN FAMILY OF FUNDS

--------------------------------------------
Wealth Strategies Funds
--------------------------------------------
Balanced Wealth Strategy
Wealth Appreciation Strategy
Wealth Preservation Strategy
Tax-Managed Balanced Wealth Strategy
Tax-Managed Wealth Appreciation Strategy
Tax-Managed Wealth Preservation Strategy

--------------------------------------------
Blended Style Funds
--------------------------------------------
U.S. Large Cap Portfolio
International Portfolio
Tax-Managed International Portfolio

--------------------------------------------
Growth Funds
--------------------------------------------
Domestic

Growth Fund
Mid-Cap Growth Fund
Large Cap Growth Fund*
Small Cap Growth Portfolio

Global & International

Global Health Care Fund*
Global Research Growth Fund
Global Technology Fund*
Greater China '97 Fund
International Growth Fund*
International Research Growth Fund*

--------------------------------------------
Value Funds
--------------------------------------------
Domestic

Balanced Shares
Focused Growth & Income Fund*
Growth & Income Fund
Real Estate Investment Fund
Small/Mid-Cap Value Fund*
Utility Income Fund
Value Fund

Global & International

Global Value Fund
International Value Fund

--------------------------------------------
Taxable Bond Funds
--------------------------------------------
Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
Short Duration Portfolio
U.S. Government Portfolio

--------------------------------------------
Municipal Bond Funds
--------------------------------------------
National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

--------------------------------------------
Intermediate Municipal Bond Funds
--------------------------------------------
Intermediate California
Intermediate Diversified
Intermediate New York

--------------------------------------------
Closed-End Funds
--------------------------------------------
All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


We also offer Exchange Reserves,** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. You should read the prospectus carefully before you invest.

* Prior to December 15, 2004, these Funds were named as follows: Global Health Care Fund was Health Care Fund; Large Cap Growth Fund was Premier Growth Fund; Global Technology Fund was Technology Fund; and Focused Growth & Income Fund was Disciplined Value Fund. Prior to February 1, 2005, Small/Mid-Cap Value Fund was named Small Cap Value Fund. Prior to May 16, 2005, International Growth
Fund was named Worldwide Privatization Fund and International Research Growth Fund was named International Premier Growth Fund. On June 24, 2005, All-Asia Investment Fund merged into International Research Growth Fund. On July 8, 2005, New Europe Fund will merge into International Research Growth Fund.

** An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


_______________________________________________________________________________

62 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS


NOTES


_______________________________________________________________________________

ALLIANCEBERNSTEIN BLENDED STYLE FUNDS o 63


NOTES


_______________________________________________________________________________

64 o ALLIANCEBERNSTEIN BLENDED STYLE FUNDS


ALLIANCEBERNSTEIN BLENDED STYLE FUNDS
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


[LOGO] ALLIANCEBERNSTEIN (R)
Investment Research and Management


BINTLAR0905




[LOGO] ALLIANCEBERNSTEIN (R)
Investment Research and Management


AllianceBernstein Intermediate Municipal Portfolios


Annual Report

September 30, 2005


ANNUAL REPORT

Investment Products Offered
---------------------------
o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed
---------------------------

The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein's web site at www.alliancebernstein.com, or go to the Securities and Exchange Commission's (the "Commission") web site at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

AllianceBernstein Investment Research and Management, Inc. is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.

November 22, 2005

Annual Report

This report provides management's discussion of fund performance for AllianceBernstein Intermediate Municipal Portfolios: California, Diversified and New York (the "Portfolios") for the annual reporting period ended September 30, 2005.

Investment Objectives and Policies

Each of the portfolios seeks to provide safety of principal and to maximize return after federal taxes (and, in the case of the California and New York Portfolios, state and/or local taxes). Under normal circumstances, each of the Portfolios will invest at least 80% of its assets in municipal securities (and, in the case of the California and New York Portfolios, municipal securities issued by the State of California or the State of New York, or their political subdivisions, or otherwise exempt from California or New York state income tax, respectively). Each of the Intermediate California Municipal, New York Municipal and Diversified Municipal Portfolios (the "Portfolios") invests at least 80% of its total assets in municipal securities rated A or better by nationally recognized statistical rating organizations ("NRSROs") and comparably rated municipal notes. Each of the Portfolios may invest up to 20% of its assets in fixed-income securities rated BB or B by NRSROs, which are not investment-grade. The Intermediate California Portfolio and Intermediate New York Portfolio each may also invest up to 20% of its net assets in fixed-income securities of U.S. issuers that are not municipal securities if, in our opinion, these securities will enhance the after-tax return for California investors and New York investors, respectively. The Intermediate Diversified Portfolio will invest no more than 25% of its total assets in municipal securities of issuers located in any one state. Each portfolio seeks to maintain an effective duration between three and one-half to seven years under normal market conditions. Within these guidelines, the Portfolios' Municipal Bond Investment Team seeks to add value through sector, security and maturity selection, emphasizing investment in bonds that are determined to be both safe and undervalued.

Investment Results

The tables on pages 4-6 show performance for each Portfolio compared to their national benchmark, the Lehman Brothers (LB) 5-Year General Obligation Municipal Index, for the six- and 12-month periods ended September 30, 2005.

Intermediate California Municipal Portfolio's Class A shares marginally outperformed the benchmark during the 12-month reporting period, while Intermediate New York Municipal Portfolio's Class A shares were in line with the benchmark during the same time frame. Intermediate Diversified Municipal Portfolio's Class A shares modestly trailed the benchmark during the 12-month period under review.

Security selection helped all three Portfolios' performance during both the six- and 12-month periods under review. About a year ago, the Portfolios' Municipal Bond Investment Team (the "Team") concluded that long-maturity, premium-coupon, callable bonds were significantly undervalued. The


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 1


Team established target weights for the Portfolios of up to 18%. These bonds have performed relatively well since then, as long-term yields have actually declined modestly while short- and intermediate-term yields have risen. As a result, the yield advantage of these bonds over comparable-duration intermediate bonds declined, and the Team has been taking profits from the Portfolios' positions.

Returns by sector within the municipal market were generally in line with each other, so there was limited opportunity to add value through credit research. One exception was municipal tobacco-backed bonds, which strongly outperformed. The Team has avoided this sector because of significant legal challenges to the agreement underlying these bonds' security.

Market Review and Investment Strategy

Hurricane Katrina, which will likely go on record as the United States' most severe and most costly natural disaster, is likely to lead, over the near term, to higher energy prices, lower consumer spending and potentially weaker employment on a national level. In the longer run, the federal government's fiscal response to the hurricane should allow the U.S. economy to expand at a healthy rate while increasing both inflation pressures and the federal budget deficit. It should also prompt the U.S. Federal Reserve to prolong its rate-tightening cycle into 2006. The Portfolios had very little exposure to the region affected by the hurricane. Virtually all of the bonds that the Portfolios held from the region were insured, pre-refunded or otherwise guaranteed. The Team took advantage of opportunities to buy a small amount of discounted bonds that were dumped into the market by investors nervous about the impact of the hurricane.

The Portfolios' interest-rate risk remains modestly lower than that of the benchmark as interest rates remain too low relative to the current rates of inflation and economic growth, in the opinion of the Team. As a result, the Team is reducing the Portfolios' positions in long-maturity, premium-coupon, callable bonds. Such bonds have performed well since the Team started purchasing them a year ago, as long-term yields have fallen while short- and intermediate-term yields have risen. State of California bonds continue to play a major role in the Portfolios. The Team has a positive outlook on the credit quality of New York City and New York State. In the case of New York City, the Team believes that there is room for further spread narrowing.


_______________________________________________________________________________

2 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


HISTORICAL PERFORMANCE

An Important Note About the Value of Historical Performance

The performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

The investment return and principal value of an investment in the Portfolios will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolios carefully before investing. For a free copy of the Portfolios' prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. You should read the prospectus carefully before you invest.

Returns are annualized for periods longer than one year. All fees and expenses related to the operation of the Portfolios have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolios' quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (3% year 1, 2% year 2, 1% year 3, 0% year 4); a 1% 1 year contingent deferred sales charge for Class C shares. Performance assumes reinvestment of distributions and does not account for taxes.

Benchmark Disclosure

The unmanaged Lehman Brothers (LB) 5-Year General Obligation Municipal Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Index is a total return performance benchmark for the long-term, investment-grade tax-exempt bond market with maturities ranging from four to six years. Investors cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Portfolios.

A Word About Risk

Price fluctuations may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Please note, as interest rates rise, existing bond prices fall and can cause the value of an investment in the Portfolios to decline. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities. The Portfolios can invest up to 20% of their assets in non-investment-rated bonds, which are subject to greater risk of loss of principal and interest, as well as the possibility of greater market risk, than higher-rated bonds. The Portfolios are "non-diversified" and therefore may hold more concentrated positions (New York or California only Portfolios) and be subject to certain additional risks than "diversified" funds. While the Portfolios invest principally in bonds and other fixed-income securities, in order to achieve their investment objectives, the Portfolios may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the Portfolios' prospectus.


(Historical Performance continued on next page)


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 3


INTERMEDIATE CALIFORNIA MUNICIPAL PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)

                                                              Returns
THE PORTFOLIO VS. ITS BENCHMARK                       -------------------------
PERIODS ENDED SEPTEMBER 30, 2005                       6 Months     12 Months
-------------------------------------------------------------------------------
AllianceBernstein Intermediate California
   Municipal Portfolio
   Class A                                               1.80%         1.84%
-------------------------------------------------------------------------------
   Class B                                               1.52%         1.14%
-------------------------------------------------------------------------------
   Class C                                               1.44%         1.13%
-------------------------------------------------------------------------------
LB 5-Year General Obligation Municipal Index             1.83%         1.55%
-------------------------------------------------------------------------------


GROWTH OF A $10,000 INVESTMENT IN THE PORTFOLIO
2/1/02* TO 9/30/05


AllianceBernstein Intermediate California Municipal Portfolio Class A: $10,675 LB 5-Year General Obligation Municipal Index: $11,586


[THE FOLLOWING DATA WAS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL]


                           AllianceBernstein               LB 5-Year
                       Intermediate California        General Obligation
                      Municipal Portfolio Class A       Municipal Index
-------------------------------------------------------------------------------
         2/1/02*                $  9,575                   $ 10,000
        9/30/02                 $ 10,031                   $ 10,651
        9/30/03                 $ 10,245                   $ 11,175
        9/30/04                 $ 10,483                   $ 11,409
        9/30/05                 $ 10,675                   $ 11,586


*  Since inception of the Fund's Class A shares on 2/1/02.

This chart illustrates the total value of an assumed $10,000 investment in AllianceBernstein Intermediate California Municipal Portfolio Class A shares (from 2/1/02* to 9/30/05) as compared to the performance of the Portfolio's benchmark. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Portfolio and assumes the reinvestment of dividends and capital gains.


See Historical Performance and Benchmark disclosures on page 3.

(Historical Performance continued on next page)


_______________________________________________________________________________

4 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


INTERMEDIATE DIVERSIFIED MUNICIPAL PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)

                                                              Returns
THE PORTFOLIO VS. ITS BENCHMARK                       -------------------------
PERIODS ENDED SEPTEMBER 30, 2005                      6 Months     12 Months
-------------------------------------------------------------------------------
AllianceBernstein Intermediate Diversified
   Municipal Portfolio
   Class A                                               1.74%         1.43%
-------------------------------------------------------------------------------
   Class B                                               1.32%         0.73%
-------------------------------------------------------------------------------
   Class C                                               1.39%         0.73%
-------------------------------------------------------------------------------
LB 5-Year General Obligation Municipal Index             1.83%         1.55%
-------------------------------------------------------------------------------


GROWTH OF A $10,000 INVESTMENT IN THE PORTFOLIO
2/1/02* TO 9/30/05


AllianceBernstein Intermediate Diversified Municipal Portfolio Class A: $10,780 LB 5-Year General Obligation Municipal Index: $11,586


[THE FOLLOWING DATA WAS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL]


                             AllianceBernstein              LB 5-Year
                         Intermediate Diversified      General Obligation
                       Municipal Portfolio Class A       Municipal Index
-------------------------------------------------------------------------------
         2/1/02*                $  9,575                   $ 10,000
        9/30/02                 $ 10,056                   $ 10,651
        9/30/03                 $ 10,380                   $ 11,175
        9/30/04                 $ 10,629                   $ 11,409
        9/30/05                 $ 10,780                   $ 11,586


*  Since inception of the Fund's Class A shares on 2/1/02.

This chart illustrates the total value of an assumed $10,000 investment in AllianceBernstein Intermediate Diversified Municipal Portfolio Class A shares (from 2/1/02* to 9/30/05) as compared to the performance of the Portfolio's benchmark. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Portfolio and assumes the reinvestment of dividends and capital gains.


See Historical Performance and Benchmark disclosures on page 3.

(Historical Performance continued on next page)


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 5


INTERMEDIATE NEW YORK MUNICIPAL PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)

                                                              Returns
THE PORTFOLIO VS. ITS BENCHMARK                       -------------------------
PERIODS ENDED SEPTEMBER 30, 2005                       6 Months     12 Months
-------------------------------------------------------------------------------
AllianceBernstein Intermediate New York
   Municipal Portfolio
   Class A                                               1.85%         1.55%
-------------------------------------------------------------------------------
   Class B                                               1.49%         0.85%
-------------------------------------------------------------------------------
   Class C                                               1.49%         0.85%
-------------------------------------------------------------------------------
LB 5-Year General Obligation Municipal Index             1.83%         1.55%
-------------------------------------------------------------------------------


GROWTH OF A $10,000 INVESTMENT IN THE PORTFOLIO
2/1/02* TO 9/30/05


AllianceBernstein Intermediate New York Municipal Portfolio Class A: $10,820 LB 5-Year General Obligation Municipal Index: $11,586


[THE FOLLOWING DATA WAS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL]


                           AllianceBernstein               LB 5-Year
                         Intermediate New York        General Obligation
                      Municipal Portfolio Class A       Municipal Index
-------------------------------------------------------------------------------
         2/1/02*                $  9,575                   $ 10,000
        9/30/02                 $ 10,082                   $ 10,651
        9/30/03                 $ 10,410                   $ 11,175
        9/30/04                 $ 10,657                   $ 11,409
        9/30/05                 $ 10,820                   $ 11,586


*  Since inception of the Fund's Class A shares on 2/1/02.

This chart illustrates the total value of an assumed $10,000 investment in AllianceBernstein Intermediate New York Municipal Portfolio Class A shares (from 2/1/02* to 9/30/05) as compared to the performance of the Portfolio's benchmark. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Portfolio and assumes the reinvestment of dividends and capital gains.


See Historical Performance and Benchmark disclosures on page 3.

(Historical Performance continued on next page)


_______________________________________________________________________________

6 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


INTERMEDIATE CALIFORNIA MUNICIPAL PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)


AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2005
--------------------------------------------------------------

                            NAV Returns        SEC Returns
Class A Shares
1 Year                          1.84%             -2.50%
Since Inception*                3.02%              1.80%
SEC Yield**                     2.53%
Taxable Equivalent Yield***     3.93%

Class B Shares
1 Year                          1.14%             -1.83%
Since Inception*                2.32%              2.32%
SEC Yield**                     1.83%
Taxable Equivalent Yield***     3.67%

Class C Shares
1 Year                          1.13%              0.14%
Since Inception*                2.30%              2.30%
SEC Yield**                     1.83%
Taxable Equivalent Yield***     3.65%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (SEPTEMBER 30, 2005)
--------------------------------------------------------------

Class A Shares
1 Year                                            -2.50%
Since Inception*                                   1.80%

Class B Shares
1 Year                                            -1.83%
Since Inception*                                   2.32%

Class C Shares
1 Year                                             0.14%
Since Inception*                                   2.30%


*  Inception Date: 2/1/02 for Class A, Class B and Class C shares.

** SEC Yields are calculated based on SEC guidelines for the 30-day period ended September 30, 2005.

*** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.

See Historical Performance disclosures on page 3.

(Historical Performance continued on next page)


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 7


INTERMEDIATE DIVERSIFIED MUNICIPAL PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)


AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2005
--------------------------------------------------------------

                             NAV Returns        SEC Returns
Class A Shares
1 Year                          1.43%             -2.86%
Since Inception*                3.29%              2.08%
SEC Yield**                     2.62%
Taxable Equivalent Yield***     3.62%

Class B Shares
1 Year                          0.73%             -2.23%
Since Inception*                2.58%              2.58%
SEC Yield**                     1.92%
Taxable Equivalent Yield***     3.38%

Class C Shares
1 Year                          0.73%             -0.26%
Since Inception*                2.58%              2.58%
SEC Yield**                     1.92%
Taxable Equivalent Yield***     3.38%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (SEPTEMBER 30, 2005)
--------------------------------------------------------------

Class A Shares
1 Year                                            -2.86%
Since Inception*                                   2.08%

Class B Shares
1 Year                                            -2.23%
Since Inception*                                   2.58%

Class C Shares
1 Year                                            -0.26%
Since Inception*                                   2.58%


*  Inception Date: 2/1/02 for Class A, Class B and Class C shares.

** SEC Yields are calculated based on SEC guidelines for the 30-day period ended September 30, 2005.

*** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.

See Historical Performance disclosures on page 3.

(Historical Performance continued on next page)


_______________________________________________________________________________

8 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


INTERMEDIATE NEW YORK MUNICIPAL PORTFOLIO
HISTORICAL PERFORMANCE
(continued from previous page)


AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2005
--------------------------------------------------------------

                             NAV Returns        SEC Returns
Class A Shares
1 Year                          1.55%             -2.79%
Since Inception*                3.40%              2.19%
SEC Yield**                     2.58%
Taxable Equivalent Yield***     4.08%

Class B Shares
1 Year                          0.85%             -2.11%
Since Inception*                2.66%              2.66%
SEC Yield**                     1.88%
Taxable Equivalent Yield***     3.77%

Class C Shares
1 Year                          0.85%             -0.14%
Since Inception*                2.68%              2.68%
SEC Yield**                     1.88%
Taxable Equivalent Yield***     3.77%


SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (SEPTEMBER 30, 2005)
--------------------------------------------------------------

Class A Shares
1 Year                                            -2.79%
Since Inception*                                   2.19%

Class B Shares
1 Year                                            -2.11%
Since Inception*                                   2.66%

Class C Shares
1 Year                                            -0.14%
Since Inception*                                   2.68%


*  Inception Date: 2/1/02 for Class A, Class B and Class C shares.

** SEC Yields are calculated based on SEC guidelines for the 30-day period ended September 30, 2005.

*** Taxable equivalent yields are based on net asset value (NAV) and a 35% marginal Federal income tax rate and maximum state, city and local taxes where applicable.

See Historical Performance disclosures on page 3.


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 9


FUND EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                              Beginning            Ending
                                            Account Value      Account Value      Expenses Paid
Intermediate California Municipal           April 1, 2005    September 30, 2005   During Period*
--------------------------------------------------------------------------------------------------
Class A
Actual                                           $1,000           $1,018.02           $4.55
Hypothetical (5% return before expenses)         $1,000           $1,020.56           $4.56
--------------------------------------------------------------------------------------------------
Class B
Actual                                           $1,000           $1,015.17           $8.08
Hypothetical (5% return before expenses)         $1,000           $1,017.05           $8.09
--------------------------------------------------------------------------------------------------
Class C
Actual                                           $1,000           $1,014.44           $8.08
Hypothetical (5% return before expenses)         $1,000           $1,017.05           $8.09
--------------------------------------------------------------------------------------------------


(Fund expenses continued on next page)


_______________________________________________________________________________

10 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


FUND EXPENSES
(continued from previous page)


                                              Beginning            Ending
                                            Account Value      Account Value      Expenses Paid
Intermediate Diversified Municipal          April 1, 2005    September 30, 2005   During Period*
--------------------------------------------------------------------------------------------------
Class A
Actual                                           $1,000           $1,017.37           $4.40
Hypothetical (5% return before expenses)         $1,000           $1,020.71           $4.41
--------------------------------------------------------------------------------------------------
Class B
Actual                                           $1,000           $1,013.16           $7.92
Hypothetical (5% return before expenses)         $1,000           $1,017.20           $7.94
--------------------------------------------------------------------------------------------------
Class C
Actual                                           $1,000           $1,013.88           $7.93
Hypothetical (5% return before expenses)         $1,000           $1,017.20           $7.94
--------------------------------------------------------------------------------------------------


                                              Beginning            Ending
                                            Account Value       Account Value     Expenses Paid
Intermediate New York Municipal             April 1, 2005    September 30, 2005   During Period*
--------------------------------------------------------------------------------------------------
Class A
Actual                                           $1,000           $1,018.46           $4.60
Hypothetical (5% return before expenses)         $1,000           $1,020.51           $4.61
--------------------------------------------------------------------------------------------------
Class B
Actual                                           $1,000           $1,015.62           $6.14
Hypothetical (5% return before expenses)         $1,000           $1,017.00           $8.14
--------------------------------------------------------------------------------------------------
Class C
Actual                                           $1,000           $1,014.88           $8.13
Hypothetical (5% return before expenses)         $1,000           $1,017.00           $8.14
--------------------------------------------------------------------------------------------------


* Expenses are equal to each Class' annualized expense ratio, shown in the table below, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (to reflect the one -half year period).

                                                     Annualized Expense Ratio
                                        -------------------------------------------------
                                            Class A          Class B         Class C
-----------------------------------------------------------------------------------------
Intermediate California Municipal            0.90%            1.60%           1.60%
-----------------------------------------------------------------------------------------
Intermediate Diversified Municipal           0.87%            1.57%           1.57%
-----------------------------------------------------------------------------------------
Intermediate New York Municipal              0.91%            1.61%           1.61%
-----------------------------------------------------------------------------------------


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 11


INTERMEDIATE CALIFORNIA MUNICIPAL PORTFOLIO
PORTFOLIO SUMMARY
September 30, 2005


PORTFOLIO STATISTICS
Net Assets ($mil): $1,075.4


SECURITY TYPE BREAKDOWN*
     54.8%   Insured
     21.4%   Tax-Supported
     17.5%   Revenue
      3.1%   Tax-Exempt Variable Rate Demand       [PIE CHART OMITTED]
             Notes/Short-Term Notes
      2.5%   Pre-Refunded/Escrowed
      0.7%   Asset-Backed Securities


BOND QUALITY RATING BREAKDOWN*
     64.6%   AAA
     13.3%   AA
     13.9%   A                                     [PIE CHART OMITTED]
      4.7%   BB
      3.5%   BBB


* All data are as of September 30, 2005. The Portfolio's security type and bond quality rating breakdowns are expressed as a percentage of the Portfolio's total investments and may vary over time. The bond quality ratings are determined by Standard & Poor's Rating Services and Moody's Investors Service. If ratings are not available, the Portfolio's Adviser will assign ratings that are considered to be of equivalent quality to such ratings.


_______________________________________________________________________________

12 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


INTERMEDIATE DIVERSIFIED MUNICIPAL PORTFOLIO
PORTFOLIO SUMMARY
September 30, 2005


PORTFOLIO STATISTICS
Net Assets ($mil): $3,193.0


SECURITY TYPE BREAKDOWN*
     46.7%   Insured
     32.2%   Tax-Supported
     12.0%   Revenue
      6.4%   Pre-Refunded/Escrowed
      1.2%   Inflation-Adjusted
      1.0%   Tax-Exempt Variable Rate Demand       [PIE CHART OMITTED]
             Notes/Short-Term Notes
      0.5%   Asset-Backed Securities


BOND QUALITY RATING BREAKDOWN*
     66.7%   AAA
     15.6%   AA
      8.9%   A
      5.1%   BB                                    [PIE CHART OMITTED]
      3.6%   BBB
      0.1%   B


* All data are as of September 30, 2005. The Portfolio's security type and bond quality rating breakdowns are expressed as a percentage of the Portfolio's total investments and may vary over time. The bond quality ratings are determined by Standard & Poor's Rating Services and Moody's Investors Service. If ratings are not available, the Portfolio's Adviser will assign ratings that are considered to be of equivalent quality to such ratings.


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 13


INTERMEDIATE NEW YORK MUNICIPAL PORTFOLIO
PORTFOLIO SUMMARY
September 30, 2005


PORTFOLIO STATISTICS
Net Assets ($mil): $1,404.3


SECURITY TYPE BREAKDOWN*
     43.6%   Insured
     28.5%   Tax-Supported
     15.1%   Revenue
     11.1%   Pre-Refunded/Escrowed                 [PIE CHART OMITTED]
      1.1%   Tax-Exempt Variable Rate
             Demand Notes
      0.6%   Asset-Backed Securities


BOND QUALITY RATING BREAKDOWN*
     66.9%   AAA
     14.3%   AA
     11.1%   A                                     [PIE CHART OMITTED]
      5.8%   BB
      1.5%   BBB
      0.4%   B


* All data are as of September 30, 2005. The Portfolio's security type and bond quality rating breakdowns are expressed as a percentage of the Portfolio's total investments and may vary over time. The bond quality ratings are determined by Standard & Poor's Rating Services and Moody's Investors Service. If ratings are not available, the Portfolio's Adviser will assign ratings that are considered to be of equivalent quality to such ratings.


_______________________________________________________________________________

14 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


INTERMEDIATE CALIFORNIA PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2005


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
               Prerefunded/Escrowed-2.46%
$  1,000,000   California State Public Works Board,               $   1,027,110
               Lease Revenue, Department of Corrections,
               Series A, AMBAC, 5.75%, 01/01/2012
               Prerefunded 01/01/2006 @ 102
   1,520,000   Corona, California Certificates of Participation,      1,552,133
               8.00%, 03/01/2015 Prerefunded
               03/01/2006 @ 100
   1,120,000   University of California Revenue,                      1,155,414
               Hospital Medical Center, AMBAC,
               5.75%, 07/01/2024 Prerefunded
               07/01/2006 @ 101
   5,460,000   Golden State Tobacco Securitization Corp.,             5,830,188
               California, Tobacco Settlement Revenue,
               Series B, 5.75%, 06/01/2022 Prerefunded
               06/01/2008 @ 100
     920,000   Northern California Power Agency,                      1,007,004
               Public Power Revenue, Series A, AMBAC,
               5.80%, 07/01/2009 Escrowed to Maturity
   1,960,000   California Infrastructure & Economic                   2,172,170
               Development Bank Revenue,
               5.50%, 06/01/2022 Prerefunded
               06/01/2010 @ 101
   1,295,000   Los Angeles Unified School District, California,       1,433,203
               Series D, FGIC, 5.625%, 07/01/2015
               Prerefunded 07/01/2010 @ 100
   1,000,000   Kern High School District, California,                 1,197,970
               7.10%, 08/01/2011 Escrowed to Maturity
     260,000   California State Department of Water                     287,412
               Resources, Water Revenue, Series W, FSA,
               5.25%, 12/01/2022 Prerefunded
               12/01/2011 @ 100
   6,290,000   New Jersey State Transportation Trust Fund             7,068,639
               Authority, Transportation Systems, Series C,
               5.50%, 06/15/2021 Prerefunded
               06/15/2013 @ 100
     330,000   San Jose Redevelopment Agency, California,               391,413
               Tax Allocation, Merged Area Redevelopment,
               MBIA, 6.00%, 08/01/2015 Escrowed to Maturity
   1,000,000   Pittsburg Redevelopment Agency, California,            1,459,960
               Residential Mortgage Revenue,
               9.60%, 06/01/2016 Escrowed to Maturity
   1,615,000   Metropolitan Water District of Southern                1,878,584
               California, Waterworks Revenue, Series A,          -------------
               5.75%, 07/01/2021 Escrowed to Maturity

               Total Prerefunded/Escrowed
                 (Cost $25,811,158)                                  26,461,200
                                                                  -------------


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 15


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
               Insured-54.18%
$  3,015,000   Puerto Rico Electric Power Authority,              $   3,094,717
               Power Revenue, Refunding, Series Y, MBIA,
               6.50%, 07/01/2006
   1,000,000   Virgin Islands Public Finance Authority Revenue,       1,018,790
               Federal Highway Reimbursement Loan Note,
               FSA, 5.00%, 09/01/2006
     545,000   San Jose, California, Airport Revenue, FGIC,             557,715
               5.875%, 03/01/2007
   3,960,000   San Francisco City & County, California,               4,151,149
               Refunding, Series 1, FGIC, 5.75%, 06/15/2007
   8,800,000   Southern California Public Power Authority,            9,195,472
               Power Project Revenue, Refunding, San Juan,
               Unit 3, Series A, FSA, 5.00%, 01/01/2008
   3,050,000   San Jose, California, Airport Revenue, Refunding,      3,168,157
               Series B, FSA, AMT, 5.00%, 03/01/2008
   2,360,000   San Diego County Regional Transportation               2,491,664
               Authority, California, Sales Tax Revenue,
               Series A, FGIC, 5.25%, 04/01/2008
   6,940,000   Los Angeles Unified School District,                   7,318,924
               California, Series A, MBIA, 5.00%, 07/01/2008
   2,500,000   Puerto Rico Public Building Authority,                 2,664,125
               Revenue Guaranteed, Series L, FSA,
               5.60%, 07/01/2008
   1,000,000   Riverside, California, Sewer Revenue, FGIC,            1,107,130
               7.00%, 08/01/2008
   1,510,000   Castaic Lake Water Agency, California,                 1,681,898
               Certificates of Participation, Water System
               Improvement Project, Series A, MBIA,
               7.25%, 08/01/2008
   9,300,000   Los Angeles, California, Certificates of               9,825,171
               Participation, Equipment & Real Estate Property
               Program, Series AU, MBIA, 5.00%, 10/01/2008
   1,170,000   Sacramento Area Flood Control Agency,                  1,236,070
               California, Capital Assessment District No. 2-
               North Area, AMBAC, 5.00%, 10/01/2008
   3,195,000   Los Angeles County Public Works Financing              3,380,757
               Authority, California, Revenue, Regional Park,
               Series A, AMBAC, 5.50%, 10/01/2008
   4,970,000   Orange County Local Transportation Authority,          5,390,810
               California, Sales Tax Revenue, Refunding
               Measure M-2ND Senior Series A, AMBAC,
               5.70%, 02/15/2009
   4,730,000   University of California, Revenue, Series A,           5,046,295
               AMBAC, 5.00%, 05/15/2009
   1,000,000   Redding Joint Powers Financing Authority,              1,108,750
               California, Electric System Revenue,
               Series A, MBIA, 6.25%, 06/01/2009
   4,960,000   Northern California Power Agency,                      5,432,738
               Geothermal Project No. 3, Series A, AMBAC,
               5.80%, 07/01/2009


_______________________________________________________________________________

16 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$  1,100,000   South Orange County Public Finance Authority,      $   1,288,969
               California, Special Tax Revenue, Foothill Area,
               Series C, FGIC, 8.00%, 08/15/2009
   1,000,000   Sacramento Area Flood Control Agency,                  1,069,610
               California, Capital Assessment District No. 2-
               North Area, AMBAC, 5.00%, 10/01/2009
   7,985,000   Los Angeles County Public Works Financing              8,568,703
               Authority, California, Lease Revenue, Master
               Refunding Project, Series A, MBIA,
               5.00%, 12/01/2009
   5,130,000   California State, Refunding, FSA,                      5,555,431
               5.25%, 02/01/2010
   5,630,000   Orange County Local Transportation Authority,          6,169,748
               California, Sales Tax Revenue,
               Measure M-Second Senior Series A,
               MBIA, 5.50%, 02/15/2010
   2,000,000   Orange County Local Transportation Authority,          2,207,940
               California, Sales Tax Revenue, Refunding
               Measure M-2ND Senior Series A, AMBAC,
               5.70%, 02/15/2010
   2,000,000   University of California Revenue, Series F, FSA,       2,159,360
               5.00%, 05/15/2010(a)
     600,000   Los Angeles Department of Airports,                      616,596
               California, Airport Revenue, FGIC, AMT,
               5.80%, 05/15/2010
   5,845,000   Los Angeles, California, Wastewater System             6,314,880
               Revenue, Refunding Subordinated Series B,
               MBIA, 5.00%, 06/01/2010
  11,395,000   California Economic Recovery Bonds,                   12,300,105
               Series A, MBIA, 5.00%, 07/01/2010(b)
   2,170,000   Los Angeles County Metropolitan Transportation         2,347,332
               Authority, California, Sales Tax, Revenue,
               Refunding, Proposition C, Second Senior,
               Series A, MBIA, 5.00%, 07/01/2010
   2,000,000   Puerto Rico Commonwealth, FGIC,                        2,174,260
               5.25%, 07/01/2010
   2,500,000   Puerto Rico Highway & Transportation Authority,        2,745,075
               Transportation Revenue, Series A, AMBAC,
               5.50%, 07/01/2010
   3,485,000   Oakland Unified School District,                       3,766,344
               Alameda County, California, Election 2000,
               MBIA, 5.00%, 08/01/2010
   7,050,000   Los Angeles County Metropolitan                        7,540,750
               Transportation Authority, California, Revenue,
               Capital Grant Receipts, Gold Line Project,
               Series A, FGIC, 5.00%, 10/01/2010
  11,375,000   California Economic Recovery Bonds,                   12,416,381
               Series A, FGIC, 5.25%, 01/01/2011
   1,635,000   Pomona Public Financing Authority,                     1,771,245
               California, Revenue, Merged Redevelopment
               Project, Series AH, AMBAC,
               5.00%, 02/01/2011


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 17


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$  1,000,000   Kern High School District, California,             $   1,145,070
               Series A, MBIA, 6.30%, 02/01/2011
   2,200,000   Los Angeles Unified School District, California,       2,396,372
               Series A, MBIA, 5.00%, 07/01/2011
   4,590,000   Orange County Public Financing Authority,              4,987,173
               California, Lease Revenue, Refunding, MBIA,
               5.00%, 07/01/2011
   4,155,000   Oakland Unified School District,                       4,519,310
               Alameda County, California, Election 2000,
               MBIA, 5.00%, 08/01/2011
   3,475,000   Los Angeles County Public Works Financing              3,789,383
               Authority, California, Lease Revenue,
               Master Refunding Project, Series A, MBIA,
               5.00%, 12/01/2011
   4,900,000   New Jersey Transportation Trust Fund Authority,        5,353,593
               Transportation System, Series B, FGIC,
               5.25%, 12/15/2011
   9,400,000   California Department of Transportation,              10,204,170
               Revenue, Federal Highway Grant Anticipation
               Bonds, Series A, FGIC, 5.00%, 02/01/2012
   2,190,000   California Statewide Communities                       2,323,437
               Development Authority Revenue,
               Redlands Community Hospital, Series A,
               RADIAN, 5.00%, 04/01/2012
   2,145,000   San Francisco City & County Airport                    2,218,209
               Commission, California, International Airport
               Revenue, Second Series 10A, MBIA, AMT,
               5.45%, 05/01/2012
   2,630,000   University of California, Revenue, Series B,           2,872,302
               AMBAC, 5.00%, 05/15/2012
   1,405,000   San Francisco City & County, California,               1,535,876
               Laguna Honda Hospital 1999, Series A,
               AMBAC, 5.00%, 06/15/2012
   6,010,000   California Economic Recovery Bonds, Series A,          6,554,266
               MBIA 5.00%, 07/01/2012
   5,930,000   MSR Public Power Agency, California, San Juan          6,217,486
               Project, Refunding, Series G, MBIA,
               5.30%, 07/01/2012
   1,580,000   Oakland Unified School District,                       1,724,649
               Alameda County, California, Election 2000,
               MBIA, 5.00%, 08/01/2012
   1,075,000   Rancho Water District Financing Authority,             1,191,487
               California, Revenue, Series A, FSA,
               5.50%, 08/01/2012
   9,420,000   Los Angeles County Metropolitan Transportation        10,137,616
               Authority, California, Revenue, Capital Grant
               Receipts, Gold Line Project, Series A, FGIC,
               5.00%, 10/01/2012
   6,750,000   California Department of Transportation,               7,366,815
               Revenue, Federal Highway Grant
               Anticipation Bonds, Series A, FGIC,
               5.00%, 02/01/2013


_______________________________________________________________________________

18 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$  1,295,000   California Statewide Communities Development       $   1,379,978
               Authority Revenue, Redlands Community
               Hospital, Series A, RADIAN, 5.00%, 04/01/2013
  16,480,000   Orange County Public Financing Authority,             18,002,093
               California, Lease Revenue, Refunding, MBIA,
               5.00%, 07/01/2013
   1,335,000   Oakland Unified School District, Alameda County,       1,459,462
               California, Election 2000, MBIA,
               5.00%, 08/01/2013
  10,140,000   California Department of Transportation Revenue,      11,099,143
               Federal Highway Grant Anticipation Bonds,
               Series A, FGIC, 5.00%, 02/01/2014
   2,745,000   Northern Mariana Islands, Commonwealth,                2,924,331
               Series A, ACA, 6.00%, 06/01/2014
   1,525,000   Los Angeles County Metropolitan Transportation         1,675,380
               Authority, California, Sales Tax Revenue,
               Proposition A, First Tier Senior, Series A,
               AMBAC, 5.00%, 07/01/2014
   5,550,000   Mount San Antonio Community College District,          5,991,669
               California, Refunding, 2001 Election, Series A,
               MBIA, 5.00%, 08/01/2014
   3,280,000   California State University Revenue,                   3,600,686
               Refunding, Systemwide, Series B, AMBAC,
               5.00%, 11/01/2014
   1,195,000   Culver City Redevelopment Finance Authority,           1,316,770
               California, Tax Allocation, AMBAC,
               5.50%, 11/01/2014
   2,000,000   San Diego County, California, Certificates of          2,175,340
               Participation, Edgemoor Project & Regional
               System, AMBAC,5.00%, 02/01/2015
   1,000,000   Santa Clara Redevelopment Agency,                      1,003,400
               California, Tax Allocation, Bayshore
               North Project, MBIA, 5.00%, 06/01/2015
   1,210,000   Los Angeles County Metropolitan Transportation         1,330,310
               Authority, California, Sales Tax Revenue,
               Proposition A, First Tier Senior, Series A,
               AMBAC, 5.00%, 07/01/2015
   3,090,000   Los Angeles Unified School District,                   3,397,239
               California, Series E, AMBAC,
               5.00%, 07/01/2015
   8,785,000   Los Angeles Unified School District,                   9,876,009
               California, Election of 1997, Series E, MBIA,
               5.50%, 07/01/2015
     670,000   San Jose Redevelopment Agency,                           785,649
               California Tax Allocation, Merged Area
               Redevelopment Project, Unrefunded Balance,
               MBIA, 6.00%, 08/01/2015
   2,380,000   Antioch Public Finance Authority, California,          2,616,667
               Lease Revenue, Municipal Facilities Project,
               Series B, MBIA, 5.50%, 01/01/2016
   1,430,000   San Mateo County Transportation District,              1,633,217
               California, Series A, MBIA, 5.50%, 06/01/2016


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 19


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$  5,225,000   California State Public Works Board,               $   5,752,568
               Lease Revenue, Department of Health Services,
               Series A, MBIA, 5.75%, 11/01/2016
   7,400,000   California Department of Water Resources,              8,045,058
               Water Revenue, Central VY Project, Series AC,
               MBIA, 5.00%, 12/01/2016
   2,685,000   Northern California Power Agency,                      2,817,183
               Public Power Revenue, Hydroelectric Project
               No. 1, Series A, MBIA, 5.00%, 07/01/2017
   1,000,000   California Special Districts Association Finance       1,111,310
               Corp., Certificates of Participation, Series Z, FSA,
               5.50%, 08/01/2017
   1,460,000   Santa Fe Springs Community Development                 1,594,933
               Commission, California, Refunding, Series A,
               MBIA, 5.375%, 09/01/2017
   3,130,000   Long Beach Bond Finance Authority, California,         3,284,059
               Lease Revenue, Civic Center Project, Series A,
               MBIA, 5.00%, 10/01/2017
   7,495,000   San Bernardino County, California,                     8,219,917
               Certificates of Participation, West Valley
               Detention Center, Refunding, Series A,
               MBIA, 5.25%, 11/01/2017
   1,210,000   Culver City Redevelopment Agency,                      1,335,017
               California, Tax Allocation Redevelopment
               Project A, MBIA, 5.50%, 11/01/2017
   6,390,000   Santa Clara County Financing Authority,                6,722,088
               California, Lease Revenue, Series A,
               AMBAC, 5.00%, 11/15/2017
   5,930,000   Sacramento City Financing Authority,                   6,604,241
               California, Revenue Capital Improvement,
               Series A, AMBAC, 5.50%, 12/01/2017
   2,420,000   San Francisco City & County Airport                    2,499,061
               Commission, California, International Airport
               Revenue, Second Series 15A, FSA, AMT,
               5.00%, 05/01/2018
   2,000,000   Los Angeles Department of Water & Power,               2,149,220
               California, Power System, Series A, FSA,
               5.25%, 07/01/2018
   5,000,000   Los Angeles Department of Water & Power,               5,418,400
               California, Power System, Series A, MBIA,
               5.375%, 07/01/2018
   2,000,000   Los Altos School District, California,                 2,124,200
               Series B, MBIA, 5.00%, 08/01/2018
   2,075,000   Anaheim Public Financing Authority, California,        2,193,420
               Electric System Revenue, Distribution Facilities,
               MBIA, 5.00%, 10/01/2018
   3,300,000   Metropolitan Water District of Southern California,    3,547,104
               Waterworks Revenue, Authorization, Series B-3,
               MBIA,5.00%, 10/01/2018
   1,500,000   Imperial Irrigation District, California,              1,580,220
               Electric System Revenue, MBIA,
               5.00%, 11/01/2018


_______________________________________________________________________________

20 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$  1,000,000   Culver City Redevelopment Agency,                  $   1,106,530
               California, Tax Allocation Redevelopment
               Project A, MBIA, 5.50%, 11/01/2018
   5,000,000   California Department of Water Resources,              5,463,550
               Water System, Series Y, FGIC,
               5.25%, 12/01/2018
   1,440,000   Sacramento City Financing Authority,                   1,615,334
               California, Revenue, City Hall & Redevelopment
               Projects, Series A, FSA, 5.375%, 12/01/2018
   3,830,000   Los Angeles, California, Sanitation Equipment          4,100,819
               Charge Revenue, Series A, FSA,
               5.25%, 02/01/2019
   5,035,000   Anaheim Union High School District, California,        5,629,180
               Series A, FSA, 5.375%, 08/01/2019
   1,000,000   Antelope Valley Union High School District,            1,106,630
               California, Series A, MBIA, 5.375%, 08/01/2019
   1,185,000   Tahoe-Truckee Unified School District No. 1,           1,365,440
               California, MBIA, 5.50%, 08/01/2019
   1,000,000   Long Beach Bond Finance Authority, California,         1,084,640
               Lease Revenue, Public Safety Facilities Projects,
               AMBAC, 5.25%, 11/01/2019
   2,815,000   Los Angeles County, California,                        3,152,744
               Certificates of Participation, Antelope Valley
               Courthouse, Series A, AMBAC,
               5.75%, 11/01/2019
   2,630,000   California State Public Works Board,                   2,837,060
               Lease Revenue, Department of Corrections,
               State Prison, Series A, AMBAC,
               5.00%, 12/01/2019
   5,000,000   California Department of Water Resources,              5,446,250
               Water System, Series Y, FGIC,
               5.25%, 12/01/2019
   4,525,000   Los Angeles, California, Sanitation Equipment          4,838,221
               Charge Revenue, Series A, FSA,
               5.25%, 02/01/2020
   1,000,000   University of California Revenue,                      1,073,150
               Series A, AMBAC, 5.125%, 05/15/2020
  10,585,000   Golden State Tobacco Securitization Corp.,            11,098,796
               California, Tobacco Settlement Revenue,
               Series A, AMBAC, 5.00%, 06/01/2020
   5,530,000   Los Angeles Unified School District, California,       5,926,003
               Series A-1, FGIC, 5.00%, 07/01/2020
  11,000,000   Los Angeles Unified School District, California,      11,787,710
               Series A-2, MBIA, 5.00%, 07/01/2020
   2,050,000   Pasadena Unified School District, California,          2,208,465
               Series B, FGIC, 5.00%, 07/01/2020
   1,440,000   Los Angeles Unified School District, California,       1,560,686
               Series A, FSA, 5.25%, 07/01/2020
   6,295,000   Los Angeles Department of Water & Power,               6,801,559
               California, Power System, Series A, MBIA,
               5.375%, 07/01/2020


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 21


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$  1,910,000   Cotati-Rohnert Park Unified School District,       $   2,047,730
               California, Refunding, Crossover, FGIC,
               5.00%, 08/01/2020
   1,900,000   Gilroy Unified School District, California,            2,067,390
               FGIC, 5.25%, 08/01/2020
   1,000,000   San Ramon Valley Unified School District,              1,092,090
               California, Election 2002, FSA,
               5.25%, 08/01/2020
   6,340,000   University of California, Multipurpose Projects,       6,617,375
               Revenue, Series E, MBIA, 5.125%, 09/01/2020
   1,000,000   Fontana Public Financing Authority,                    1,084,030
               California, Tax Allocation Revenue,
               North Fontana Redevelopment Project,
               Series A, FSA, 5.25%, 09/01/2020
   1,000,000   San Mateo County Community College District,           1,096,110
               California, Election 2001, Series A, FGIC,
               5.375%, 09/01/2020
   2,075,000   Walnut Public Financing Authority,                     2,274,511
               California, Tax Allocation Revenue, AMBAC,
               5.375%, 09/01/2020
   2,210,000   Salinas Union High School District, California,        2,408,348
               Series A, FGIC, 5.25%, 10/01/2020
   9,750,000   Los Angeles Unified School District, California,      10,332,952
               Election 1997, Series F, FGIC,
               5.00%, 07/01/2021
   1,100,000   Mammoth Unified School District, California,             541,486
               Capital Appreciation, MBIA, 0.00%, 08/01/2021
   1,920,000   San Ramon Valley Unified School District,              2,040,883
               California, Election 2002, FSA,
               5.00%, 08/01/2021
   2,200,000   San Diego Unified Port District, California,           2,331,230
               Revenue, Series B, MBIA, 5.00%, 09/01/2021
   2,420,000   Salinas Union High School District,                    2,626,837
               California, Series A, FGIC, 5.25%, 10/01/2021
   1,050,000   Long Beach Bond Finance Authority,                     1,130,798
               California, Lease Revenue, Public Safety
               Facilities Projects, AMBAC, 5.25%, 11/01/2021
   4,340,000   Sacramento County Sanitation District                  4,619,062
               Financing Authority, California, Revenue,
               Sacramento Regional County Sanitation,
               Series A, AMBAC, 5.00%, 12/01/2021
   1,100,000   Sacramento County Sanitation District                  1,272,073
               Financing Authority, California, Revenue, FSA,
               5.50%, 12/01/2021
   4,835,000   Los Angeles Unified School District,                   5,114,221
               California, Series A, FSA, 5.00%, 07/01/2022
   1,000,000   Mammoth Unified School District,                         467,610
               California, Capital Appreciation, MBIA,
               0.00%, 08/01/2022
   1,170,000   Riverside Community College District,                  1,247,548
               California, FSA, 5.00%, 08/01/2022


_______________________________________________________________________________

22 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$  3,050,000   California State University Headquarters           $   3,195,058
               Building Authority, Lease Revenue,
               Series B, MBIA, 5.25%, 09/01/2022
   1,715,000   Long Beach Bond Finance Authority,                     1,849,147
               California, Lease Revenue, Public Safety
               Facilities Projects, AMBAC, 5.25%, 11/01/2022
   1,300,000   California Department of Water Resources,              1,393,678
               Water Revenue, Unrefunded Balance, Series W,
               FSA, 5.25%, 12/01/2022
   1,315,000   San Diego Community College District,                  1,386,957
               California, Election 2002, Series A, FSA,
               5.00%, 05/01/2023
   1,900,000   Ohlone Community College District,                     2,021,201
               California, Series B, FSA, 5.00%, 08/01/2023
   4,355,000   California Pollution Control Financing Authority,      4,369,502
               Pollution Control Revenue, Refunding,
               Pacific Gas & Electric, Series C, FGIC, AMT,
               3.50%, 12/01/2023
   3,450,000   San Francisco City & County Airport                    3,611,184
               Commission, California, International Airport
               Revenue, Second Series 16B, FSA,
               5.00%, 05/01/2024
   2,320,000   Azusa Unified School District, California,             2,438,923
               FSA, 5.00%, 07/01/2024
   1,280,000   California State, MBIA, 5.00%, 08/01/2024              1,328,730
   1,230,000   Gateway Unified School District, California,           1,297,478
               MBIA, 5.00%, 08/01/2024
   1,425,000   San Ramon Valley Unified School District,              1,506,082
               California,Election 2002, FSA,
               5.00%, 08/01/2024
   1,515,000   California State University Revenue, Systemwide,       1,595,886
               Series A, FGIC, 5.00%, 11/01/2024
   1,440,000   Chaffey Community College District,                    1,523,549
               California, Election of 2002, Series B, MBIA,
               5.00%, 06/01/2025
   2,000,000   San Diego Unified School District,                     2,203,960
               California, Capital Appreciation, Election 1998,
               Series D, FGIC, 5.25%, 07/01/2025
   2,075,000   Grossmont-Cuyamaca Community College                   2,197,072
               District, California, Election of 2002, Series B,
               FGIC, 5.00%, 08/01/2025
   2,275,000   Rancho Santiago Community College District,            2,409,794
               California, FSA, 5.00%, 09/01/2025
   9,995,000   Los Angeles Community College District,               10,898,948
               California, Series A, MBIA, 5.00%, 06/01/2026
  30,120,000   Puerto Rico Highway & Transportation                  32,306,712
               Authority, Highway Revenue, Refunding,
               Series AA, FSA, 5.00%, 07/01/2026
   1,390,000   Sacramento City Unified School District,               1,466,672
               California, Election of 2002, MBIA,
               5.00%, 07/01/2027


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 23


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$  1,055,000   Grossmont-Cuyamaca Community College               $   1,107,128
               District, California, Election of 2002, Series A,
               MBIA, 5.00%, 08/01/2027
   4,130,000   Puerto Rico Public Finance Corporation,                4,507,152
               Commonwealth Appropriation, Series A, MBIA,
               5.25%, 08/01/2029
   2,905,000   Fullerton Redevelopment Agency, California,            2,980,850
               Certificates of Participation, Southern California
               Optometry, RADIAN, 5.00%, 04/01/2034
   5,000,000   Santa Clara Valley Transportation Authority,           5,057,300
               California, Sales Tax Revenue, Measure A,
               AMBAC, 4.00%, 04/01/2036
   4,620,000   San Jose Financing Authority, California,              4,679,644
               Lease Revenue, Civic Center Project,               -------------
               Series D, AMBAC, 5.00%, 06/01/2039

               Total Insured
                 (Cost $570,467,750)                                582,633,275
                                                                  -------------
               Tax Supported-21.23%
               State General Obligations-7.14%
     785,000   California State, 4.00%, 02/01/2008                      800,331
   1,200,000   California State, 5.00%, 03/01/2008                    1,251,864
   2,245,000   California State, 5.00%, 03/01/2008                    2,342,029
   2,065,000   California State, Veterans Bonds,                      2,345,613
               Series AN & 9.00%, 04/01/2008
   2,510,000   California State, 5.00%, 06/01/2008                    2,629,275
   2,985,000   California State, 4.00%, 02/01/2009                    3,055,804
   2,900,000   California State, 5.00%, 02/01/2009                    3,059,413
   5,400,000   California State, 5.00%, 02/01/2009                    5,696,838
   5,905,000   California State, 5.00%, 02/01/2010                    6,296,206
   3,400,000   California State, 5.00%, 06/01/2010                    3,641,332
   2,420,000   California State, 5.75%, 10/01/2010                    2,685,958
   5,165,000   California State, 5.00%, 04/01/2011                    5,551,497
   1,515,000   California State, 5.00%, 06/01/2011                    1,631,428
   2,205,000   California State, 5.00%, 02/01/2012                    2,374,168
   4,280,000   Puerto Rico Commonwealth, Refunding,                   4,449,445
               Public Improvement, Series C,
               5.00%, 07/01/2018
   1,870,000   California State, 5.25%, 09/01/2018                    2,008,417
  12,240,000   California State, 5.00%, 02/01/2020                   12,877,092
   2,045,000   California State, 5.25%, 09/01/2020                    2,181,217
  10,060,000   California State, 5.25%, 10/01/2020                   10,851,823
   1,000,000   California State, 5.00%, 10/01/2023                    1,042,540
                                                                  -------------
               Total State General Obligations
                 (Cost $75,948,457)                                  76,772,290
                                                                  -------------
               Local General Obligations-2.67%
   5,040,000   New York City, New York, Series G,                     5,367,953
               5.00%, 08/01/2010
   2,160,000   New York City, New York, Series H,                     2,300,551
               5.00%, 08/01/2010


_______________________________________________________________________________

24 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$ 15,365,000   New York City, New York, Series G,                 $  16,435,018
               5.00%, 08/01/2011
   1,700,000   New York City, New York, Series H,                     1,818,388
               5.00%, 08/01/2011
   1,145,000   Los Gatos-Saratoga Joint Union High School             1,291,835
               District, California, Election of 1998,
               Series B, 5.75%, 12/01/2019
   1,325,000   Los Gatos-Saratoga Joint Union High School             1,494,918
               District,California, Election of 1998,             -------------
               Series B, 5.75%, 12/01/2020

               Total Local General Obligations
                 (Cost $28,843,159)                                  28,708,663
                                                                  -------------
               Tax Lease-0.46%
   2,590,000   Taft Public Financing                                  2,707,716
               Authority, California, Lease
               Revenue, Community
               Correctional Facility Project A,
               5.95%, 01/01/2011
   2,000,000   Sacramento Finance Authority,                          2,215,420
                                                                  -------------
               California, Lease Revenue,
               Series B,
               5.40%, 11/01/2020

               Total Tax Lease
                 (Cost $4,400,924)                                    4,923,136
                                                                  -------------
               Special Tax-10.96%
   1,145,000   Monterra Community Development                         1,147,462
               District, Florida, Revenue,
               Bond Anticipation Notes,
               5.00%, 06/01/2006
     200,000   Etiwanda School District,                                200,072
               Community Facilities District
               No. 3, California, Refunding,
               3.90%, 08/01/2006
   4,270,000   Santa Clara County Financing                           4,343,572
               Authority, California, Special
               Obligation Measure B,
               Transportation Improvement
               Program,
               5.00%, 08/01/2006
   1,290,000   Shingle Creek, Florida, Bond                           1,292,812
               Anticipation Notes,
               5.125%, 08/01/2006
     500,000   Chula Vista Community                                    502,830
               Facilities District No. 06-1,
               Special Tax, California,
               Eastlake Woods Area, Series A,
               3.60%, 09/01/2006


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 25


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$  1,075,000   Riverside, California,                             $   1,070,721
               Improvement Bond Act of 1915,
               Canyon Springs Assessment,
               2.40%, 09/02/2006
     645,000   Vacaville, California,                                   643,033
               Improvement Bond Act of 1915,
               Refunding & Improvement,
               Consolidated Reassessment,
               Series A,
               4.25%, 09/02/2006
     275,000   Salinas Public Financing                                 277,646
               Authority, California,
               Revenue, Refunding, Assessment
               Districts, Refinancing
               Subordinated, Series B,
               4.75%, 09/02/2006
   1,645,000   North Las Vegas Special                                1,658,275
               Improvement District No. 60,
               Aliante, Nevada,
               3.90%, 12/01/2006
   1,000,000   Los Angeles Community                                    997,800
               Redevelopment Agency,
               California, Tax Allocation,
               Subordinated Lien Bunker,
               Series L,
               3.50%, 03/01/2007
   1,775,000   Henderson Local Improvement                            1,773,509
               District No. T-14, Nevada,
               3.75%, 03/01/2007
     350,000   Etiwanda School District,                                350,714
               Community Facilities District
               No. 3, California, Refunding,
               4.25%, 08/01/2007
     110,000   Fishhawk Community Development                           110,408
               District No. 2, Florida,
               Special Assessment Revenue,
               Series B,
               5.00%, 11/01/2007
   1,180,000   Reunion East Community                                 1,187,316
               Development District, Florida,
               Special Assessment,
               5.20%, 11/01/2007
     620,000   Vizcaya Community Development                            624,625
               District, Florida, Special
               Assessment, Series B,
               5.40%, 11/01/2007
   1,225,000   Los Angeles Community                                  1,210,337
               Redevelopment Agency,
               California, Tax Allocation,
               Subordinated Lien Bunker,
               Series L,
               3.50%, 03/01/2008


_______________________________________________________________________________

26 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$    970,000   Village Community Development                      $     975,587
               District No. 5, Florida,
               Special Assessment Revenue,
               Series B,
               5.00%, 05/01/2008
     515,000   Villasol Community Development                           519,687
               District, Florida, Special
               Assessment Revenue, Series B,
               5.375%, 05/01/2008
  10,345,000   California Economic Recovery                          10,881,905
               Bonds, Series A,
               5.00%, 07/01/2008
     480,000   Etiwanda School District,                                481,358
               Community Facilities District
               No. 3, California, Refunding,
               4.50%, 08/01/2008
     565,000   Chula Vista Community                                    559,892
               Facilities District No. 06-1,
               Special Tax, California,
               Eastlake Woods Area, Series A,
               4.25%, 09/01/2008
     375,000   Salinas Public Financing                                 377,411
               Authority, California,
               Revenue, Refunding, Assessment
               Districts, Refinancing
               Subordinated, Series B,
               4.75%, 09/02/2008
     515,000   Seven Oaks Community                                     519,666
               Development District No. 2,
               Florida, Special Assessment
               Revenue, Series B,
               5.30%, 11/01/2008
   1,165,000   California Economic Recovery                           1,233,397
               Bonds, Series A,
               5.00%, 01/01/2009
   1,335,000   Los Angeles Community                                  1,309,008
               Redevelopment Agency,
               California, Tax Allocation,
               Subordinated Lien Bunker,
               Series L,
               3.50%, 03/01/2009
     930,000   Middle Village Community                                 936,222
               Development District, Florida,
               Special Assessment, Series B,
               5.00%, 05/01/2009
   1,620,000   Las Vegas Special Improvement                          1,633,948
               District No. 607, Nevada,
               Local Improvement Bonds,
               4.80%, 06/01/2009
   2,795,000   California Economic Recovery                           2,977,933
               Bonds, Series A,
               5.00%, 07/01/2009


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 27


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$    495,000   Etiwanda School District,                          $     496,396
               Community Facilities District
               No. 3, California, Refunding,
               4.70%, 08/01/2009
     680,000   Chula Vista Community                                    676,614
               Facilities District No. 06-1,
               California, Eastlake Woods
               Area, Series A,
               4.60%, 09/01/2009
     295,000   Salinas Public Financing                                 297,484
               Authority, California,
               Revenue, Refunding,
               Assessment Districts,
               Refinancing Subordinated,
               Series B,
               5.00%, 09/02/2009
   2,625,000   Upland Community Redevelopment                         2,630,985
               Agency, California, Tax
               Allocation, Magnolia
               Redevelopment Project,
               3.90%, 11/01/2009
   2,175,000   Meadow Pointe III Community                            2,156,012
               Development District, Florida,
               Capital Improvement Revenue,
               Series 2004-1,
               4.80%, 11/01/2009
  28,170,000   California Economic Recovery                          30,463,883
               Bonds, Series A,
               5.25%, 01/01/2010
     875,000   Paseo Community Development                              869,417
               District, Florida, Capital
               Improvement Revenue, Series B,
               4.875%, 05/01/2010
     925,000   Gateway Services Community                               939,495
               Development District, Florida,
               Special Assessment, Sun City
               Center, Fort Myers Project,
               Series B,
               5.50%, 05/01/2010
     470,000   Etiwanda School District,                                474,042
               Community Facilities District
               No. 3, California, Refunding,
               4.80%, 08/01/2010
     720,000   Lake Ashton II Community                                 720,259
               Development District, Florida,
               Capital Improvement Revenue,
               Series B,
               4.875%, 11/01/2010
     700,000   Dupree Lakes Community                                   701,274
               Development District, Florida,
               Capital Improvement Revenue,
               5.00%, 11/01/2010


_______________________________________________________________________________

28 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$  2,400,000   Monterra Community Development                     $   2,401,368
               District, Florida, Special
               Assessment, Series B,
               5.00%, 11/01/2010
     990,000   Sterling Hill Community                                1,002,336
               Development District, Florida,
               Capital Improvement Revenue,
               Series B,
               5.50%, 11/01/2010
  16,860,000   California Economic Recovery                          18,403,533
               Bonds, Series A,
               5.25%, 01/01/2011
   1,000,000   Concorde Estates Community                             1,004,180
               Development District, Florida,
               Capital Improvement Revenue,
               Series B,
               5.00%, 05/01/2011
   2,000,000   Clark County Special                                   2,028,880
               Improvement District No. 142,
               Nevada,
               5.30%, 08/01/2011
   1,755,000   Fremont Public Financing                               1,740,258
               Authority, California,
               Revenue, Refunding, Series A,
               3.75%, 09/02/2011
     310,000   Salinas Public Financing                                 318,373
               Authority, California,
               Revenue, Refunding, Assessment
               Districts, Refinancing
               Subordinated, Series B,
               5.25%, 09/02/2011
     800,000   Venetian Community Development                           834,168
               District, Florida, Capital
               Improvement Revenue, Series B,
               5.95%, 05/01/2012
     325,000   Henderson Local Improvement                              325,384
               District No. T-16, Nevada,
               4.75%, 03/01/2013
   1,600,000   Fiddlers Creek Community                               1,651,440
               Development District No. 2,
               Florida, Special Assessment
               Revenue, Series B,
               5.75%, 05/01/2013
   1,600,000   Pingree Grove, Illinois,                               1,612,144
               Special Service Area No. 1,
               Special Tax, Cambridge Lakes
               Project, Series 05-1,
               5.25%, 03/01/2015
     915,000   Bartram Park Community                                   917,617
               Development District, Florida,
               Special Assessment,
               4.875%, 05/01/2015


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 29


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$  1,050,000   Tern Bay Community Development                     $   1,049,160
               District, Florida, Capital
               Improvement Revenue, Series B,
               5.00%, 05/01/2015
     790,000   Lincoln Community Facilities                             830,258
               District No. 2003-1,
               California, Special Tax,
               5.35%, 09/01/2016
   1,250,000   Celebrate Community                                    1,293,238
               Development Authority,
               Virginia, Special Assessment
               Revenue, North Virginia
               Project, Series B,
               6.25%, 03/01/2018
     860,000   Beacon Tradeport Community                               919,916
               Development District, Florida,
               Industrial Project, Series B,
               7.125%, 05/01/2022
   1,235,000   Lincoln Community Facilities                           1,318,943
               District No. 2003-1,                               -------------
               California, Special Tax,
               5.90%, 09/01/2024

               Total Special Tax
                 (Cost $117,133,488)                                117,874,203
                                                                  -------------
               Total Tax Supported
                 (Cost $226,326,028)                                228,278,292
                                                                  -------------
               Revenue-17.30%
               Airport Revenue-0.06%
     500,000   Denver City & County,                                    587,390
               Colorado, Airport Revenue,                         -------------
               Series D, AMT,
               7.75%, 11/15/2013

               Total Airport Revenue
                 (Cost $491,180)                                        587,390
                                                                  -------------
               Electric Revenue-7.57%
  17,400,000   Los Angeles Department of                             17,880,066
               Water & Power, California,
               Revenue, Power Systems,
               Series A, Subseries A-1,
               4.50%, 07/01/2007
  19,000,000   California Department of Water                        20,403,720
               Resources, Power Supply
               Revenue, Series A,
               5.50%, 05/01/2009


_______________________________________________________________________________

30 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$ 15,245,000   Los Angeles Department of                          $  16,242,785
               Water & Power, California,
               Revenue, Power Systems,
               Series A, Subseries A-1,
               5.00%, 07/01/2009
  21,345,000   California Department of Water                        23,163,594
               Resources, Power Supply
               Revenue, Series A,
               5.25%, 05/01/2010(c)
   3,580,000   North Carolina Eastern                                 3,768,559
               Municipal Power Agency, Power                      -------------
               Systems Revenue, Refunding,
               Series C,
               5.30%, 01/01/2015

               Total Electric Revenue
                 (Cost $81,106,615)                                  81,458,724
                                                                  -------------
               Health Care Revenue-2.17%
   1,300,000   California Statewide                                   1,315,366
               Communities Development
               Authority Revenue, Daughters
               of Charity Health, Series F,
               5.00%, 07/01/2006
   1,100,000   California Statewide                                   1,156,694
               Communities Development
               Authority Revenue, Daughters
               of Charity Health, Series F,
               5.00%, 07/01/2010
   2,000,000   California Statewide                                   2,051,040
               Communities Development
               Authority Revenue, Daughters
               of Charity Health, Series G,
               5.00%, 07/01/2022
   1,190,000   California Statewide                                   1,235,875
               Communities Development
               Authority Revenue, Daughters
               of Charity Health, Series A,
               5.25%, 07/01/2024
   2,400,000   Miami Beach Health Facilities                          2,686,992
               Authority, Florida, Hospital
               Revenue, Refunding, Mount
               Sinai Medical Center,
               6.75%, 11/15/2024
   3,130,000   California Statewide                                   3,105,242
               Communities Development
               Authority Revenue, Kaiser
               Permanente, Series A,
               2.55%, 08/01/2031(d)


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 31


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$  3,465,000   California Statewide                               $   3,487,799
               Communities Development
               Authority Revenue, Kaiser
               Permanente, Series C,
               3.85%, 08/01/2031(d)
   3,170,000   California Statewide                                   3,194,060
               Communities Development
               Authority Revenue, Kaiser
               Permanente, Series E,
               3.875%, 04/01/2032
   5,145,000   California Statewide                                   5,080,688
               Communities Development                            -------------
               Authority Revenue, Kaiser
               Permanente, Series F,
               2.30%, 04/01/2033

               Total Health Care Revenue
                 (Cost $23,045,476)                                  23,313,756
                                                                  -------------
               Higher Education Revenue-0.33%
   1,280,000   University of California,                              1,297,293
               Revenue, Series A,
               5.00%, 05/15/2006
   2,105,000   California Educational                                 2,292,597
               Facilities Authority Revenue,                      -------------
               University of the Pacific,
               5.50%, 11/01/2018

               Total Higher Education Revenue
                 (Cost $3,466,703)                                    3,589,890
                                                                  -------------
               Water/Sewer Revenue-2.20%
   8,150,000   Metropolitan Water District of                         8,816,018
               Southern California,
               Waterworks Revenue, Series B,
               5.00%, 07/01/2010
   2,460,000   San Francisco City & County                            2,547,748
               Public Utilities Commission,
               California, Waterworks
               Revenue, Series A,
               5.00%, 11/01/2012
   2,570,000   Guam Waterworks Authority                              2,557,536
               Certificates of Participation,
               5.18%, 07/01/2015
   2,285,000   California Department of Water                         2,316,099
               Resources, Water System
               Revenue, Series O,
               5.00%, 12/01/2015
   5,000,000   Sacramento County Sanitation                           5,072,100
               District Financing Authority,
               California, Revenue, Series A,
               5.60%, 12/01/2016


_______________________________________________________________________________

32 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$  2,045,000   Metropolitan Water District of                     $   2,356,617
               Southern California,                               -------------
               Waterworks Revenue, Series A,
               5.75%, 07/01/2021

               Total Water/Sewer Revenue
                 (Cost $23,219,779)                                  23,666,118
                                                                  -------------
               Miscellaneous Revenue-2.36%
   6,485,000   Los Angeles Harbor Department,                         6,687,462
               California, Revenue, Series B,
               AMT,
               5.75%, 08/01/2009
   8,975,000   Los Angeles County Public                              9,660,421
               Works Financing Authority,
               California, Refunding Flood
               Control District, Series A,
               5.00%, 03/01/2010
     820,000   Pima County Industrial                                   817,909
               Development Authority,
               Arizona, Education Revenue,
               Refunding, Horizon Community
               Learning Center,
               4.45%, 06/01/2014
   1,190,000   Broad Street Community                                 1,316,592
               Development Authority,
               Virginia, Revenue,
               7.125%, 06/01/2015
   2,865,000   Columbiana County Port                                 2,889,925
               Authority, Ohio, Solid Waste
               Facilities Revenue, Liberty
               Waste Transportation LLC
               Project, Series A, AMT,
               7.00%, 08/01/2021
   4,000,000   CSUCI Financing Authority                              3,965,400
               Revenue, California, For Sale                      -------------
               Housing Construction,
               Series A,
               2.50%, 08/01/2034

               Total Miscellaneous Revenue
                 (Cost $25,040,034)                                  25,337,709
                                                                  -------------
               Industrial Development/Pollution Control
               Revenue-2.61%
   5,165,000   California Pollution Control                           5,135,095
               Financing Authority, Pollution
               Control Revenue, Southern
               California Edison, Series B,
               2.00%, 03/01/2008(d)


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 33


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$  3,110,000   California Pollution Control                       $   3,091,993
               Financing Authority, Pollution
               Control Revenue, Southern
               California Edison, Series C,
               2.00%, 03/01/2008(d)
   3,280,000   Louisa Industrial Development                          3,384,960
               Authority, Virginia, Pollution
               Control Revenue, Virginia
               Electric & Power Co.,
               5.25%, 12/01/2008(d)
   3,000,000   California Statewide                                   2,966,820
               Communities Development
               Authority, Solid Waste
               Revenue,
               2.90%, 04/01/2011(d)
     415,000   Michigan State Strategic Fund,                           411,535
               Solid Waste Disposal Revenue,
               Limited Obligation Waste
               Management,
               3.00%, 12/01/2013(d)
   2,500,000   Putnam County, West Virginia,                          2,466,575
               Pollution Control Revenue,
               Appalachian Power Co. Project,
               Series E,
               2.80%, 05/01/2019(d)
   2,500,000   California Pollution Control                           2,494,975
               Financing Authority, Solid
               Waste Disposal Revenue, Waste
               Management, Series A,
               3.125%, 01/01/2022(d)
   3,415,000   Beaver County Industrial                               3,406,360
               Development Authority,
               Pennsylvania, Pollution
               Control Revenue, Cleveland
               Electric Project,
               3.75%, 10/01/2030(d)
   4,750,000   California Pollution Control                           4,744,727
               Financing Authority, Solid                         -------------
               Waste Disposal Revenue,
               Republic Services, Inc.,
               Project,
               2.85%, 12/01/2033(d)

               Total Industrial Development/Pollution
                 Control Revenue (Cost $28,145,203)                  28,103,040
                                                                  -------------
               Total Revenue
                 (Cost $184,514,990)                                186,056,627
                                                                  -------------


_______________________________________________________________________________

34 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
               Asset-Backed Securities-0.71%
               Housing-0.71%
$  3,325,000   Munimae Trust,                                     $   3,336,405
               Series 2001-1, Class A,
               4.35%, 10/26/2016
   3,875,000   Munimae Trust,                                         3,888,291
               Series 2001-2, Class A,
               4.35%, 10/26/2016
     470,000   California Rural Home Mortgage                           482,460
               Finance Authority,                                 -------------
               Single-Family Mortgage
               Revenue, Mortgage-Backed
               Securities Program, Series A,
               GNMA/FNMA,
               6.55%, 06/01/2030(d)

               Total Housing
                 (Cost $7,692,391)                                    7,707,156
                                                                  -------------
               Total Asset-Backed Securities
                 (Cost $7,692,391)                                    7,707,156
                                                                  -------------
               Tax Exempt Variable-Rate Demand
               Notes/Short-Term Notes-3.04%
   5,630,000   New Orleans, Louisiana, Sewage                         5,574,206
               Service Revenue, Bond
               Anticipation Notes,
               3.00%, 07/26/2006
   6,800,000   California State Department of                         6,800,000
               Water Resources, Power Supply
               Revenue, Series B-4,
               2.78%, 05/01/2022(c)
   5,900,000   California State Department of                         5,900,000
               Water Resources, Power Supply
               Revenue, Series B-2,
               2.95%, 05/01/2022(c)
   2,000,000   California Statewide                                   2,000,000
               Communities Development
               Authority, Solid Waste
               Facilities Revenue, Chevron
               U.S.A. Inc. Project,
               2.75%, 12/15/2024(c)
   1,500,000   California Housing Finance                             1,500,000
               Agency, Revenue, Home
               Mortgage, Series M, AMT,
               2.83%, 02/01/2025(c)
   1,400,000   California Statewide Community                         1,400,000
               Development Authority
               Certificates of Participation,
               Tax Exempt,
               4.10%, 05/15/2029


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 35


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$    900,000   Los Angeles Department of                         $      900,000
               Water & Power, California.
               Revenue, Subseries B-3,
               2.81%, 07/01/2034(c)
   8,600,000   Sacramento County Sanitation                           8,600,000
               District Financing Authority                      --------------
               Revenue, California, Sub-Lien,
               Regional County B-4,
               2.95%, 12/01/2039

               Total Tax Exempt Variable-Rate
                 Demand Notes/Short-Term Notes
                 (Cost $32,436,311)                                  32,674,206
                                                                 --------------
               INVESTMENT SUMMARY
               Total Investments-98.92%
                 (Cost $1,047,248,628)(e)                         1,063,810,756
               Cash and Other Assets,
                 Less Liabilities-1.08%                              11,573,653
                                                                 --------------
               Net Assets-100.00%                                $1,075,384,409
                                                                 ==============


INTEREST RATE SWAP CONTRACTS

                                                                                               Unrealized
  Notional                                   Rate               Rate         Termination      Appreciation/
   Amount            Description           Received             Paid            Date         (Depreciation)
-------------------------------------------------------------------------------------------------------------
$ 43,700,000      Goldman Sachs               Variable*          76.48% of      02/03/2006      $ (37,074)
                  Interest Rate Swap                          1 Month LIBOR+

  43,700,000      Merrill Lynch Interest      85.10% of          Variable*      02/03/2006         98,790
                  Rate Swap                1 Month LIBOR+

   9,800,000      JP Morgan Interest           2.988%            Variable*      04/05/2007        (26,891)
                  Rate Swap

  10,300,000      Citigroup Interest           2.962%            Variable*      06/22/2007        (55,242)
                  Rate Swap

   6,750,000      Merrill Lynch Interest       3.218%            Variable*      07/01/2009        (27,203)
                  Rate Swap

   6,750,000      Merrill Lynch Interest      Variable*           3.775%        02/01/2013        (91,967)
                  Rate Swap


* Variable interest based on the BMA (Bond Market Association) Municipal Swap Index, which fluctuates weekly.

+  Interest based on LIBOR (London Interbank Offered Rate).


CREDIT DEFAULT SWAP CONTRACT


Swap Counterparty &            Notional        Interest     Termination       Unrealized
Referenced Obligation           Amount           Rate          Date          Appreciation
--------------------------------------------------------------------------------------------
Buy Contract:
Merrill Lynch                 $4,500,000         0.15%      06/20/2010          $12,961
  Commonwealth of
  Puerto Rico,
  5.00%, 07/01/2018



_______________________________________________________________________________

36 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


FINANCIAL FUTURES CONTRACT SOLD

                      Number of      Expiration         Original         Value at          Unrealized
Type                  Contracts         Month            Value      September 30, 2005    Appreciation
-----------------------------------------------------------------------------------------------------------
Interest Rate Swap
  10 Yr Futures           42        December 2005     $ 4,690,875      $ 4,593,750          $ 97,125



(a) Represents entire or partial position segregated as collateral for open futures contracts.

(b) Represents entire or partial position segregated as collateral for interest rate swap.

(c) Represents entire or partial position segregated as collateral for when issued and delayed delivery securities.

(d)  Variable rate coupon, rate shown as of September 30, 2005.

(e) At September 30, 2005, the cost basis of investment securities for tax purposes was $1,047,248,628. Gross unrealized appreciation of investments was $20,898,490 and gross unrealized depreciation of investments was $4,336,362, resulting in net unrealized appreciation of $16,562,128 (excluding swap and future transactions).

Explanation of abbreviations:

ACA - American Capital Access

AMT - Subject to Alternative Minimum Tax

AMBAC - American Municipal Bond Assurance Corporation

CSUCI - California State University Channel Islands

FGIC - Financial Guaranty Insurance Company

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance, Inc.

GNMA - Government National Mortgage Association

MBIA - Municipal Bond Investors Assurance Corporation

RADIAN - Radian Group, Inc.


Allocation of Portfolio Net Assets at September 30, 2005:

Arizona                                        0.08%
California                                    84.33
Colorado                                       0.05
Florida                                        2.34
Ilinois                                        0.15
Louisiana                                      0.52
Michigan                                       0.04
Nevada                                         0.69
New Jersey                                     1.15
New York                                       2.41
North Carolina                                 0.35
Ohio                                           0.27
Pennsylvania                                   0.32
Virginia                                       0.56
West Virginia                                  0.23
Guam                                           0.24
U. S. Virgin Islands                           0.09
Commercial Paper                               0.27
Puerto Rico                                    4.83
Cash and Other Assets, Less Liabilities        1.08
                                             ------
Total                                        100.00%
                                             ------


See Notes to Financial Statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 37


INTERMEDIATE DIVERSIFIED PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2005

Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
               Prerefunded/Escrowed-6.37%
$  1,205,000   Chicago, Illinois, Series A,                      $    1,209,880
               AMBAC,
               4.50%, 01/01/2006
               Escrowed to Maturity
   1,190,000   Roanoke, Virginia,                                     1,222,011
               5.00%, 02/01/2011
               Prerefunded 02/01/2006 @ 102(a)
   1,400,000   Travis County, Texas,                                  1,412,502
               5.00%, 03/01/2015
               Prerefunded 03/01/2006 @ 100
   1,340,000   Virginia Polytechnic                                   1,387,088
               Institute, State University,
               Revenue, Series A,
               5.25%, 06/01/2008
               Prerefunded 06/01/2006 @ 102
   1,875,000   Metropolitan Government,                               1,934,588
               Nashville & Davidson County,
               Tennessee, Sports Authority,
               Revenue, Public Improvement,
               Stadium Project, AMBAC,
               5.875%, 07/01/2021
               Prerefunded 07/01/2006 @ 101
   3,495,000   Connecticut State Resource                             3,658,881
               Recovery Authority,
               Mid-Connecticut System,
               Series A, MBIA,
               5.375%, 11/15/2009
               Prerefunded 11/15/2006 @ 102
   4,775,000   Chicago, Illinois, Emergency                           4,925,938
               Telephone System, FGIC,
               5.50%, 01/01/2007
               Escrowed to Maturity
   4,250,000   Chicago, Illinois, O'Hare                              4,402,107
               International Airport,
               Revenue, General Airport,
               Second Lien, Series A, AMBAC,
               6.00%, 01/01/2007
               Escrowed to Maturity
   1,780,000   Jefferson County, Alabama,                             1,834,788
               Sewer Revenue, Refunding
               Warrants, Series A, FGIC,
               5.375%, 02/01/2027
               Prerefunded 02/01/2007 @ 100
   2,030,000   MTA, New York, Commuter                                2,135,154
               Facilities Revenue,
               Series C-2, FGIC,
               6.00%, 07/01/2007
               Escrowed to Maturity


_______________________________________________________________________________

38 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$  1,000,000   Illinois Educational                              $    1,043,750
               Facilities Authority, Revenue,
               Loyola University, Chicago,
               Series A,
               7.00%, 07/01/2007
               Escrowed to Maturity
   1,000,000   Cook County, Illinois, MBIA,                           1,017,740
               7.25%, 11/01/2007
               Escrowed to Maturity
      10,000   Connecticut State,                                        10,503
               5.50%, 12/01/2007
               Escrowed to Maturity
   1,435,000   Cypress-Fairbanks Independent                          1,523,568
               School District, Texas,
               Refunding & School House, PSF
               Guaranteed,
               5.75%, 02/15/2008
               Escrowed to Maturity
   1,265,000   Intermountain Power Agency,                            1,378,761
               Utah, Power Supply Revenue,
               Series A, AMBAC,
               6.50%, 07/01/2008
               Escrowed to Maturity
   2,785,000   Massachusetts State,                                   2,967,111
               Consolidated Loan, Series C,
               5.25%, 08/01/2011
               Prerefunded 08/01/2008 @ 101
   1,555,000   Washoe County School District,                         1,655,671
               Nevada, FGIC,
               5.25%, 06/01/2014
               Prerefunded 12/01/2008 @ 100
   8,625,000   Jefferson County, Alabama,                             9,168,202
               Sewer Revenue, Capital
               Improvement Warrants,
               Series A, FGIC,
               5.00%, 02/01/2033
               Prerefunded 02/01/2009 @ 101(b)
   1,060,000   Jefferson County, Alabama,                             1,130,893
               Sewer Revenue, Capital
               Improvement Warrants,
               Series A, FGIC,
               5.125%, 02/01/2039
               Prerefunded 02/01/2009 @ 101
   3,165,000   Jefferson County, Alabama,                             3,416,997
               Sewer Revenue, Capital
               Improvement Warrants,
               Series A, FGIC,
               5.375%, 02/01/2036
               Prerefunded 02/01/2009 @ 101


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 39


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$  4,290,000   Jefferson County, Alabama,                        $    4,681,934
               Sewer Revenue, Series A,
               5.75%, 02/01/2038
               Prerefunded 02/01/2009 @ 101
     105,000   Hawaii State, Series CN, FGIC,                           114,695
               6.00%, 03/01/2009
               Escrowed to Maturity
     175,000   District of Columbia,                                    189,277
               Series B, FSA,
               5.50%, 06/01/2009
               Escrowed to Maturity
     245,000   New Jersey Economic                                      260,680
               Development Authority,
               Revenue, Prerefunded, School
               Facilities Construction,
               Series C, MBIA,
               5.00%, 06/15/2009
               Escrowed to Maturity
   1,185,000   New Mexico State Highway                               1,256,586
               Commission Revenue,
               Subordinated Lien-Tax,
               Series B, AMBAC,
               5.00%, 06/15/2009
               Escrowed to Maturity
   1,000,000   Oklahoma Development Finance                           1,061,120
               Authority, Revenue, Hillcrest
               Healthcare System, Series A,
               5.00%, 08/15/2009
               Escrowed to Maturity
   2,240,000   Oklahoma Development Finance                           2,457,056
               Authority, Revenue, Hillcrest
               Healthcare System, Series A,
               5.75%, 08/15/2013
               Prerefunded 08/15/2009 @ 101
   1,270,000   Michigan Municipal Bond                                1,398,168
               Authority, Revenue, Clean
               Water Revolving Fund,
               5.625%, 10/01/2011
               Prerefunded 10/01/2009 @ 101
   3,745,000   Michigan Municipal Bond                                4,140,360
               Authority, Revenue, Clean
               Water Revolving Fund,
               5.75%, 10/01/2014
               Prerefunded 10/01/2009 @ 101
     235,000   Palm Beach County Solid Waste                            259,919
               Authority, Florida, Revenue,
               Series A, AMBAC,
               6.00%, 10/01/2009
               Escrowed to Maturity


_______________________________________________________________________________

40 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$  1,145,000   Montgomery County, Ohio,                          $    1,240,379
               Hospital Revenue, Grandview
               Hospital & Medical Center,
               5.40%, 12/01/2009
               Escrowed to Maturity
   2,100,000   Montgomery County, Ohio,                               2,283,036
               Hospital Revenue, Grandview
               Hospital & Medical Center,
               5.50%, 12/01/2010
               Prerefunded 12/01/2009 @ 100
   1,000,000   Montgomery County, Ohio,                               1,091,020
               Hospital Revenue, Grandview
               Hospital & Medical Center,
               5.60%, 12/01/2011
               Prerefunded 12/01/2009 @ 100
   2,000,000   Mesa, Arizona, Industrial                              2,196,500
               Development Authority,
               Revenue, Discovery Health
               System, Series A, MBIA,
               5.625%, 01/01/2029
               Prerefunded 01/01/2010 @ 101
   3,475,000   Detroit, Michigan, Water                               3,857,771
               Supply System Revenue, Senior
               Lien, Series A, FGIC,
               5.875%, 07/01/2022
               Prerefunded 01/01/2010 @ 101
   3,055,000   Detroit, Michigan, Sewage                              3,393,677
               Disposal Revenue, Series A,
               6.00%, 07/01/2029
               Prerefunded 01/01/2010 @ 101
   1,145,000   Route 3 North Transport                                1,248,519
               Improvement Associates,
               Massachusetts, Lease Revenue,
               MBIA,
               5.375%, 06/15/2022
               Prerefunded 06/15/2010 @ 100
   3,000,000   Colorado Department of                                 3,365,070
               Transportation, Transportation
               Revenue, AMBAC,
               6.00%, 06/15/2015
               Prerefunded 06/15/2010 @ 100.5
   4,145,000   Florida State Board of                                 4,671,374
               Education, Lottery Revenue,
               Series B, FGIC,
               6.00%, 07/01/2014
               Prerefunded 07/01/2010 @ 101
   2,210,000   Chicago, Illinois, Series A,                           2,562,849
               FGIC,
               6.75%, 01/01/2035
               Prerefunded 07/01/2010 @ 101


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 41


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$  1,585,000   Virginia College Building                         $    1,761,014
               Authority, Educational
               Facilities Revenue, Public
               Higher Education, Series A,
               5.75%, 09/01/2013
               Prerefunded 09/01/2010 @ 100
   3,210,000   Massachusetts State,                                   3,548,815
               Consolidated Loan, Series C,
               5.75%, 10/01/2014
               Prerefunded 10/01/2010 @ 100
   2,390,000   Illinois State, First Series,                          2,664,205
               MBIA,
               5.75%, 12/01/2013
               Prerefunded 12/01/2010 @ 100
   1,425,000   Snohomish County, Washington,                          1,638,750
               School District No. 016
               Arlington, FGIC,
               6.50%, 12/01/2015
               Prerefunded 12/01/2010 @ 100
   1,780,000   Chicago, Illinois, Park                                1,990,592
               District, Harbor Facilities
               Revenue,
               5.875%, 01/01/2013
               Prerefunded 01/01/2011 @ 100
   1,920,000   Chicago, Illinois, Park                                2,147,155
               District, Harbor Facilities
               Revenue,
               5.875%, 01/01/2014
               Prerefunded 01/01/2011 @ 100
   2,035,000   Chicago, Illinois, Park                                2,275,761
               District, Harbor Facilities
               Revenue,
               5.875%, 01/01/2015
               Prerefunded 01/01/2011 @ 100
   3,550,000   Saint Louis, Missouri, Airport                         3,962,403
               Revenue, Airport Development
               Program, Series A, MBIA,
               5.625%, 07/01/2018
               Prerefunded 07/01/2011 @ 100
   1,345,000   Saint Louis, Missouri, Airport                         1,501,249
               Revenue, Airport Development
               Program, Series A, MBIA,
               5.625%, 07/01/2019
               Prerefunded 07/01/2011 @ 100
   1,230,000   University of Texas,                                   1,359,433
               University Revenue, Financing
               Systems, Series B,
               5.375%, 08/15/2019
               Prerefunded 08/15/2011 @ 100


_______________________________________________________________________________

42 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$  2,310,000   University of Illinois,                           $    2,568,304
               Certificates of Participation,
               Utilities Infrastructure
               Projects, Series A, AMBAC,
               5.50%, 08/15/2018
               Prerefunded 08/15/2011 @ 100
   1,455,000   Harris County, Texas,                                  1,611,180
               5.375%, 10/01/2018
               Prerefunded 10/01/2011 @ 100
   1,110,000   Michigan State Trunk Line,                             1,224,719
               Series A, FSA,
               5.50%, 11/01/2018
               Prerefunded 11/01/2011 @ 100
  11,870,000   Massachusetts State,                                  13,030,292
               Consolidated Loan, Series C,
               5.375%, 12/01/2018
               Prerefunded 12/01/2011 @ 100
   4,555,000   New Jersey State Highway                               5,003,394
               Authority, Garden State
               Parkway, General Revenue,
               Refunding, Senior Parkway,
               FGIC,
               5.25%, 01/01/2019
               Prerefunded 01/01/2012 @ 100
   2,940,000   Hawaii State, Series CX, FSA,                          3,274,278
               5.50%, 02/01/2017
               Prerefunded 02/01/2012 @ 100
   3,600,000   Massachusetts Bay                                      3,959,208
               Transportation Authority,
               Massachusetts, Sales Tax
               Revenue, Series A,
               5.25%, 07/01/2020
               Prerefunded 07/01/2012 @ 100
   7,725,000   Jefferson County, Alabama,                             8,339,755
               Sewer Revenue, Capital
               Improvement Warrants, FGIC,
               5.00%, 02/01/2041
               Prerefunded 08/01/2012 @ 100
   2,465,000   Massachusetts State,                                   2,716,479
               Consolidated Loan, Series D,
               MBIA,
               5.375%, 08/01/2022
               Prerefunded 08/01/2012 @ 100
     110,000   Massachusetts State,                                     121,222
               Consolidated Loan, Series D,
               5.375%, 08/01/2022
               Prerefunded 08/01/2012 @ 100


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 43


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$  2,755,000   Tarrant County Health                             $    2,928,455
               Facilities Development Corp.,
               Texas, Harris Methodist Health
               System, Series A,
               5.125%, 09/01/2012
               Escrowed to Maturity
   3,000,000   Houston, Texas, Water & Sewer                          3,385,380
               Systems Revenue, Refunding,
               Junior Lien Forward, Series B,
               AMBAC,
               5.75%, 12/01/2016
               Prerefunded 12/01/2012 @ 100
   2,000,000   Houston, Texas, Water & Sewer                          2,256,920
               System Revenue, Refunding,
               Junior Lien Forward, Series B,
               AMBAC,
               5.75%, 12/01/2017
               Prerefunded 12/01/2012 @ 100
   1,075,000   Anchorage, Alaska, School                              1,204,656
               Improvement, Series B, FGIC,
               5.875%, 12/01/2012
               Escrowed to Maturity
   4,100,000   North Carolina Municipal Power                         4,538,044
               Agency No. 1, Catawba Electric
               Revenue,
               5.50%, 01/01/2013
               Escrowed to Maturity
   3,275,000   New Jersey State                                       3,680,412
               Transportation Trust Fund
               Authority, Transportation
               System, Series C,
               5.50%, 06/15/2021
               Prerefunded 06/15/2013 @ 100
   2,045,000   Retama Development Corp.,                              2,619,420
               Texas, Special Facilities
               Revenue, Retama Racetrack,
               8.75%, 12/15/2013
               Escrowed to Maturity
     150,000   Florida State Board of                                   198,143
               Education, Capital Outlay,
               9.125%, 06/01/2014
               Escrowed to Maturity
     950,000   Massachusetts State, Water                             1,057,654
               Pollution Abatement, Series B,
               5.25%, 08/01/2014
               Escrowed to Maturity
   3,860,000   Retama Development Corp.,                              4,997,542
               Texas, Special Facilities
               Revenue, Retama Racetrack,
               8.75%, 12/15/2014
               Escrowed to Maturity


_______________________________________________________________________________

44 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$  2,815,000   MTA, New York, Dedicated Tax                      $    3,088,674
               Fund, Series A, FGIC,
               5.00%, 04/01/2023
               Prerefunded 10/01/2015 @ 100
   1,125,000   Retama Development Corp.,                              1,478,408
               Texas, Special Facilities
               Revenue, Retama Racetrack,
               8.75%, 12/15/2015
               Escrowed to Maturity
   1,000,000   Bell County Health Facilities                          1,235,530
               Development Corp., Texas,
               Lutheran General Healthcare
               System,
               6.50%, 07/01/2019
               Escrowed to Maturity
   4,940,000   Rhode Island Depositors                                5,769,722
               Economic Protection Corp.,
               Series A, FSA,
               5.75%, 08/01/2019
               Escrowed to Maturity
   1,500,000   Rhode Island Depositors                                1,697,655
               Economic Protection Corp.,
               Series A, FSA,
               5.50%, 08/01/2020
               Escrowed to Maturity
   1,720,000   North Carolina Eastern                                 2,079,532
               Municipal Power Agency, Power
               System Revenue, Series A,
               6.00%, 01/01/2026
               Prerefunded 01/01/2022 @ 100
   5,780,000   Rhode Island Depositors                                7,253,091
               Economic Protection Corp.,                        --------------
               Series A,
               6.375%, 08/01/2022
               Escrowed to Maturity

               Total Prerefunded/Escrowed
                 (Cost $191,736,440)                                203,333,569
                                                                 --------------
               Inflation Adjusted-1.24%
   2,050,000   Orlando, Florida, Waste Water                          2,050,000
               System Revenue, Series A, CPI
               Bond,
               6.139%, 10/01/2005(c)
   2,165,000   Orlando, Florida, Waste Water                          2,180,133
               System Revenue, Series A,
               CPI Bond,
               6.159%, 10/01/2006(c)
   1,790,000   Orlando, Florida, Waste Water                          1,812,250
               System Revenue, Series A,
               CPI Bond,
               6.179%, 10/01/2007(c)


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 45


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$  6,030,000   Orlando, Florida, Waste Water                     $    6,104,953
               System Revenue, Series A,
               CPI Bond, Mandatory Put
               10/01/2007,
               6.179%, 10/01/2015(c)
   5,705,000   Illinois Development Finance                           6,331,751
               Authority, Adventist Health
               System, Series B, CPI Bond,
               MBIA,
               3.95%, 01/01/2019(c)
  20,660,000   Delaware Valley Regional                              21,180,632
               Finance Authority,                                --------------
               Pennsylvania, Local Government
               Revenue, Series A, CPI Bond,
               AMBAC, Mandatory Put
               07/01/2007,
               5.44%, 07/01/2027(c)

               Total Inflation Adjusted
                 (Cost $38,514,518)                                  39,659,719
                                                                 --------------
               Insured-46.43%
     795,000   Chicago, Illinois, Unrefunded                            798,148
               Balance, Series A, AMBAC,
               4.50%, 01/01/2006
   1,000,000   Allegheny County,                                      1,005,620
               Pennsylvania, Airport Revenue,
               Pittsburgh International
               Airport, Series A-1, MBIA,
               AMT,
               5.75%, 01/01/2006
   1,200,000   Williamson County, Texas, FSA,                         1,209,264
               5.00%, 02/15/2006
   1,000,000   Utah State Board of Regents,                           1,014,410
               Student Loan Revenue,
               Series J, AMBAC, AMT,
               6.00%, 05/01/2006(b)
   1,895,000   Minneapolis, Minnesota,                                1,910,084
               Healthcare System Revenue,
               Fairview Health Services,
               Series B, MBIA,
               4.50%, 05/15/2006
   1,340,000   Arlington, Texas, Waterworks &                         1,366,894
               Sewer Revenue, AMBAC,
               6.00%, 06/01/2006
   2,095,000   Virginia Port Authority,                               2,142,494
               Facilities Revenue, MBIA, AMT,
               6.00%, 07/01/2006


_______________________________________________________________________________

46 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$  1,860,000   Chicago, Illinois, O'Hare                         $    1,924,951
               International Airport,
               Revenue, Unrefunded General
               Airport, Second Lien,
               Series A, AMBAC,
               6.00%, 01/01/2007
   2,725,000   Garland Independent School                             2,757,346
               District, Texas, Refunding,
               Series A, PSF-Guaranteed,
               4.00%, 02/15/2007
   3,100,000   Katy Independent School                                3,177,779
               District, Series A, PSF
               Guaranteed,
               5.00%, 02/15/2007(b)
   1,000,000   Williamson County, Texas,                              1,026,310
               Limited Tax Notes, Series B,
               FSA,
               5.00%, 02/15/2007
   1,965,000   Waco Independent School                                2,020,806
               District, Texas, Refunding,
               PSF Guaranteed,
               5.25%, 02/15/2007
   1,000,000   Prince George's County,                                1,043,380
               Maryland, Consolidated Public
               Improvement, Series A, MBIA,
               6.00%, 03/15/2007
   2,000,000   Walled Lake Consolidated                               2,091,420
               School District, Michigan,
               MBIA,
               6.00%, 05/01/2007
   1,000,000   Massachusetts State Health &                           1,029,130
               Educational Facilities
               Authority, Revenue, New
               England Medical Center
               Hospital, Series H, FGIC,
               5.00%, 05/15/2007
   1,000,000   Michigan State Comprehensive                           1,031,200
               Transportation Revenue,
               Series B, FSA,
               5.00%, 05/15/2007
   1,715,000   Northeast Hospital Authority,                          1,784,989
               Texas, Northeast Medical
               Center Hospital, Revenue, FSA,
               5.75%, 05/15/2007
   2,500,000   New Jersey State Certificates                          2,587,525
               of Participation, Refunding,
               Series A, FSA,
               5.25%, 06/15/2007
   2,525,000   Philadelphia, Pennsylvania,                            2,646,958
               Airport Revenue, Series A,
               FGIC,
               6.00%, 06/15/2007


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 47


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$  1,200,000   Philadelphia, Pennsylvania,                       $    1,250,472
               Airport Revenue, Series B,
               FGIC, AMT,
               6.00%, 06/15/2007
   1,065,000   Oklahoma City, Oklahoma,                               1,101,114
               Airport Trust, Junior
               Lien-27th Series-Series B,
               FSA,
               5.50%, 07/01/2007
   1,105,000   Delaware Transportation                                1,161,466
               Authority, System Revenue,
               AMBAC,
               6.00%, 07/01/2007
   2,775,000   Washington State Public Power                          2,890,162
               Supply System Revenue, Nuclear
               Project No.1, Series A, AMBAC,
               6.00%, 07/01/2007
   5,775,000   Washoe County School District,                         5,977,067
               Nevada, Refunding, FSA,
               5.00%, 08/01/2007
   2,635,000   Orangeburg, South Carolina,                            2,725,960
               Projects Corporation, Capital
               Projects Sales & Use Tax
               Revenue, MBIA,
               4.75%, 10/01/2007
   2,115,000   Connecticut State Resource                             2,236,613
               Recovery Authority,
               Mid-Connecticut System,
               Series A, MBIA,
               5.75%, 11/15/2007
   3,650,000   Illinois State Unemployment                            3,797,460
               Insurance Fund, Building
               Receipts Revenue, Series A,
               FSA,
               5.00%, 12/15/2007
   1,000,000   Palm Beach, Florida, Beach                             1,041,180
               Restoration Project, Series A,
               FSA,
               5.00%, 01/01/2008
   3,125,000   Tacoma, Washington, Electric                           3,251,625
               System Revenue, Series A,
               FGIC,
               5.00%, 01/01/2008
   1,000,000   District of Columbia,                                  1,041,480
               Certificates of Participation,
               AMBAC,
               5.25%, 01/01/2008
   2,270,000   Clark County Public Utility,                           2,386,338
               District No. 1, Washington,
               Electric Revenue, AMBAC,
               5.50%, 01/01/2008


_______________________________________________________________________________

48 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$  1,465,000   Sangamon County School                            $    1,507,133
               District No. 186, Illinois,
               FGIC,
               5.55%, 01/01/2008
   1,000,000   Berkley City School District,                          1,082,310
               Michigan, FGIC,
               7.00%, 01/01/2008
  17,915,000   Massachusetts State,                                  18,886,889
               Refunding, Series A, MBIA,
               5.50%, 02/01/2008(b)
   2,000,000   Garland Independent School                             2,037,420
               District, Texas, Refunding,
               Series A, PSF Guaranteed,
               4.00%, 02/15/2008
   3,885,000   Cypress-Fairbanks Independent                          4,111,107
               School District, Texas,
               Unrefunded Portion-Refunding &
               School House, PSF Guaranteed,
               5.75%, 02/15/2008
   1,000,000   Memphis-Shelby County Airport                          1,057,060
               Authority, Tennessee, Revenue,
               Series A, MBIA, AMT,
               6.00%, 02/15/2008
   1,000,000   New Jersey Environmental                               1,043,450
               Infrastructure Trust,
               Wastewater Treatment, AMBAC,
               5.00%, 03/01/2008
   1,875,000   Port of Port Arthur Navigation                         1,994,663
               District, Texas, AMBAC,
               6.00%, 03/01/2008
   4,540,000   New York State Thruway                                 4,759,509
               Authority, Highway & Bridge
               Trust Fund, Second General
               Series B, FSA,
               5.00%, 04/01/2008
   4,035,000   Ohio State Building Authority,                         4,216,293
               Workers Compensation
               Facilities, Series A, FGIC,
               5.00%, 04/01/2008
   2,920,000   Lower Colorado River                                   3,053,561
               Authority, Texas, Revenue,
               AMBAC,
               5.00%, 05/15/2008
   1,000,000   Massachusetts State Health &                           1,044,970
               Educational Facilities
               Authority, Revenue, New
               England Medical Center
               Hospital, Series H, FGIC,
               5.00%, 05/15/2008
   8,400,000   District of Columbia,                                  8,892,156
               Refunding, Series B-1, AMBAC,
               5.50%, 06/01/2008


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 49


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$ 11,285,000   Texas State Public Finance                        $   11,816,749
               Authority, Revenue,
               Unemployment Compensation
               Assessment, Series A, FSA,
               5.00%, 06/15/2008
   1,095,000   Haverhill, Massachusetts,                              1,159,047
               FGIC,
               6.00%, 06/15/2008
   1,000,000   Ivy Tech State College,                                1,047,600
               Indiana, Student Fee,
               Series G, AMBAC,
               5.00%, 07/01/2008
   1,925,000   Wayne County Community                                 2,019,729
               College, Michigan, Community
               College Improvement, FGIC,
               5.00%, 07/01/2008
   6,100,000   Anchorage, Alaska, Refunding,                          6,428,424
               Series B, MBIA,
               5.25%, 07/01/2008
     735,000   Intermountain Power Agency,                              796,865
               Utah, Power Supply Revenue,
               Series A, AMBAC,
               6.50%, 07/01/2008
   3,295,000   Trinity River Authority,                               3,479,388
               Texas, Regional Wastewater
               System Revenue, MBIA,
               5.25%, 08/01/2008
   2,045,000   New York City, New York,                               2,199,950
               Series D, FGIC,
               6.00%, 08/01/2008
   8,405,000   Westmoreland County,                                   8,836,345
               Pennsylvania, Municipal
               Authority, Municipal Service
               Revenue, FGIC,
               5.00%, 08/15/2008(b)
   3,885,000   Dallas, Independent School                             4,100,928
               District, Texas, Refunding,
               Delayed Delivery, PSF-
               Guaranteed,
               5.25%, 08/15/2008
   2,275,000   Indianapolis, Indiana, Gas                             2,427,812
               Utility Revenue, Refunding
               Distribution System, Series A,
               AMBAC,
               5.75%, 08/15/2008
   5,430,000   Ohio State Building Authority,                         5,759,221
               State Facilities
               Administration Building Fund,
               Refunding Project B, FSA,
               5.25%, 10/01/2008


_______________________________________________________________________________

50 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$  3,820,000   New York State Dormitory                          $    4,077,506
               Authority, School Districts
               Revenue Financing, Series E,
               MBIA,
               5.50%, 10/01/2008
   1,265,000   Emerald Peoples Utility                                1,417,015
               District, Oregon, FGIC,
               7.35%, 11/01/2008
   2,750,000   Indianapolis, Indiana,                                 2,972,778
               Resource Recovery Revenue,
               Ogden Martin System, Inc.,
               Project, AMBAC,
               6.75%, 12/01/2008
  11,960,000   New Jersey State                                      12,694,583
               Transportation Trust Fund
               Authority, Series C, AMBAC,
               5.25%, 12/15/2008
   3,215,000   Washington State Motor Vehicle                         3,340,481
               Fuel Tax, Refunding MBIA,
               4.50%, 01/01/2009
   6,655,000   Washington State, Refunding,                           6,914,745
               FGIC,
               4.50%, 01/01/2009
  19,700,000   Pennsylvania State,                                   20,819,157
               First Series, MBIA,
               5.00%, 01/01/2009(b)
   5,000,000   Clark County Public Utility,                           5,311,150
               District No. 1, Washington,
               Electric Revenue, AMBAC,
               5.25%, 01/01/2009
   1,210,000   New Jersey State Turnpike                              1,296,454
               Authority, Revenue, Series A,
               MBIA,
               5.50%, 01/01/2009
   4,310,000   Allegheny County,                                      4,573,039
               Pennsylvania, Airport Revenue,
               Pittsburgh International
               Airport, Series A-1, MBIA,
               AMT,
               5.75%, 01/01/2009
   1,675,000   Chicago, Illinois, O'Hare                              1,801,061
               International Airport,
               Revenue, Second Lien-Series C,
               MBIA,
               5.75%, 01/01/2009
   2,105,000   North Carolina Eastern                                 2,255,992
               Municipal Power Agency, Power
               System Revenue, Series B, ACA,
               6.125%, 01/01/2009


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 51


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$  1,940,000   Hoover, Alabama, Board of                         $    2,018,434
               Education, Capital Outlay
               Warrants, Refunding, Tax
               Anticipation Notes, MBIA,
               4.50%, 02/15/2009
   1,180,000   Chicago, Illinois, Public                              1,245,643
               Building Commission, Building
               Revenue, Chicago Transit
               Authority, AMBAC,
               5.00%, 03/01/2009
  13,100,000   Houston, Texas, Refunding                             13,820,107
               Public Improvement, Series A,
               MBIA,
               5.00%, 03/01/2009
   6,615,000   Houston, Texas, Refunding                              7,084,334
               Public Improvement, Series B,
               FSA,
               5.50%, 03/01/2009
   1,920,000   Massachusetts Bay                                      2,062,003
               Transportation Authority,
               Series C, FGIC,
               5.50%, 03/01/2009
   5,835,000   Seattle, Washington, Municipal                         6,252,903
               Light & Power Revenue, FSA,
               5.50%, 03/01/2009
   2,560,000   Hawaii State, Unrefunded                               2,787,738
               Balance, Series CN, FGIC,
               6.00%, 03/01/2009
  11,585,000   Connecticut State, Series C,                          12,295,740
               FGIC,
               5.00%, 04/01/2009
   6,650,000   New York State Thruway                                 7,071,543
               Authority, Highway & Bridge
               Trust Fund, Second General
               Series B, FSA,
               5.00%, 04/01/2009
  14,045,000   New York State Thruway                                14,935,313
               Authority, Highway & Bridge
               Trust Fund, Series A, MBIA,
               5.00%, 04/01/2009
   1,045,000   Illinois State, Refunding,                             1,114,116
               First Series, FSA,
               5.25%, 04/01/2009
  32,445,000   California Department of Water                        34,751,839
               Resources, Power Supply
               Revenue, Series A, MBIA,
               5.25%, 05/01/2009(b)


_______________________________________________________________________________

52 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$  2,000,000   Chicago, Illinois, Transit                        $    2,118,920
               Authority Capital Grant
               Receipts Revenue, Federal
               Transit Administration,
               Section 5307, Series B, AMBAC,
               5.00%, 06/01/2009
   2,100,000   District of Columbia, 2001,                            2,256,282
               Series B, FSA,
               5.50%, 06/01/2009
   3,655,000   New Jersey Economic                                    3,852,334
               Development Authority,
               Revenue, Cigarette Tax, FGIC,
               5.00%, 06/15/2009
   2,380,000   New Jersey Economic                                    2,508,496
               Development Authority,
               Revenue, Cigarette Tax, FSA,
               5.00%, 06/15/2009
   3,055,000   New Jersey Economic                                    3,238,483
               Development Authority,
               Revenue, School Facilities
               Construction, Series C, MBIA,
               5.00%, 06/15/2009
   7,000,000   Metropolitan Pier & Exposition                         7,480,830
               Authority, Illinois, Dedicated
               State Tax Revenue, McCormick
               Place, Series A, MBIA,
               5.25%, 06/15/2009
   3,790,000   New Jersey Economic                                    4,027,026
               Development Authority, Market
               Transition Facilities Revenue,
               Senior Lien Series A, MBIA,
               5.00%, 07/01/2009
   1,780,000   Massachusetts Port Authority,                          1,898,495
               Revenue, Series B, FSA,
               5.50%, 07/01/2009
   2,000,000   Missouri State Regional                                2,128,960
               Convention & Sports Complex
               Authority, Refunding,
               Convention & Sports Facility
               Project, Series A-1, AMBAC,
               5.00%, 08/15/2009
   4,055,000   Westmoreland County,                                   4,316,466
               Pennsylvania, Municipal
               Authority, Municipal Service
               Revenue, FGIC,
               5.00%, 08/15/2009
   1,370,000   Mobile, Alabama, AMBAC,                                1,470,161
               5.25%, 08/15/2009
   1,530,000   Texas Municipal Power Agency,                          1,640,757
               Revenue, MBIA,
               5.25%, 09/01/2009


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 53


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$  1,000,000   Anchorage, Alaska, FGIC,                          $    1,101,710
               6.00%, 10/01/2009
   4,070,000   Palm Beach County Solid Waste                          4,461,615
               Authority, Florida, Series A,
               AMBAC,
               6.00%, 10/01/2009
   1,370,000   Indiana State Transportation                           1,501,630
               Finance Authority, Airport
               Facilities Lease Revenue,
               Series A, AMBAC,
               6.00%, 11/01/2009
   1,505,000   Connecticut State Resource                             1,570,136
               Recovery Authority, Unrefunded
               Balance Mid-Connecticut
               System, Series A, MBIA,
               5.375%, 11/15/2009
   1,000,000   Providence Public Building                             1,043,470
               Authority, Rhode Island,
               Series A, FSA,
               5.10%, 12/15/2009
   1,890,000   Chicago, Illinois, O'Hare                              2,009,108
               International Airport,
               Revenue, Second Lien-Series C,
               MBIA,
               5.00%, 01/01/2010
   8,975,000   Michigan Public Power Agency,                          9,665,267
               Revenue, Refunding, Belle
               River Project, Series A, MBIA,
               5.25%, 01/01/2010
  10,910,000   Tacoma, Washington, Electric                          11,833,641
               System Revenue, Series B, FSA,
               5.50%, 01/01/2010
   1,400,000   Allegheny County,                                      1,503,600
               Pennsylvania, Airport Revenue,
               Pittsburgh International
               Airport, Series A-1, MBIA,
               AMT,
               5.75%, 01/01/2010
   2,300,000   New Jersey State Turnpike                              2,525,860
               Authority, Revenue, Unrefunded
               Balance, Series A, MBIA,
               5.75%, 01/01/2010
   2,000,000   Jefferson County, Alabama,                             2,153,300
               Sewer Revenue, Refunding,
               Series B8, FSA,
               5.25%, 02/01/2010
  23,925,000   Pennsylvania State, Refunding                         25,828,951
               & Projects, First Series,
               MBIA,
               5.25%, 02/01/2010


_______________________________________________________________________________

54 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$  1,025,000   Huntsville, Alabama,                              $    1,109,706
               Refunding, Warrants, Series A,
               FSA,
               5.40%, 02/01/2010
  30,570,000   Massachusetts State, Series A,                        33,243,958
               MBIA,
               5.50%, 02/01/2010
   4,630,000   Dallas County, Texas, Utility                          4,931,598
               & Reclamation District, MBIA,
               5.00%, 02/15/2010
   1,700,000   Plano Independent School                               1,810,738
               District, Texas, PSF
               Guaranteed,
               5.00%, 02/15/2010
   1,000,000   Memphis-Shelby County Airport                          1,100,090
               Authority, Tennessee, Series
               A, MBIA, AMT,
               6.25%, 02/15/2010
   2,225,000   Richland County, South                                 2,361,838
               Carolina, School District No.
               001, FSA, SCSDE,
               4.75%, 03/01/2010
   5,000,000   Houston, Texas, Refunding,                             5,430,350
               Public Improvement, Series B,
               FSA,
               5.50%, 03/01/2010
   9,365,000   Massachusetts Bay                                     10,745,588
               Transportation Authority,
               Refunding, Series A, MBIA,
               7.00%, 03/01/2010
   1,810,000   Maury County, Tennessee,                               1,938,184
               Refunding, Series A, MBIA,
               5.00%, 04/01/2010
   7,635,000   New York State Thruway                                 8,208,694
               Authority, Highway & Bridge
               Trust Fund, Second General
               Series B, FSA,
               5.00%, 04/01/2010
   1,240,000   Ohio State Building Authority,                         1,327,817
               State Facilities
               Administration Building
               Project, Series A, FSA,
               5.00%, 04/01/2010
   2,030,000   New York State Thruway                                 2,196,541
               Authority, Highway & Bridge
               Trust Fund, Refunding,
               Series C, MBIA,
               5.25%, 04/01/2010
   3,570,000   California Department of Water                         3,874,164
               Resources, Power Supply
               Revenue, Series A, MBIA,
               5.25%, 05/01/2010


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 55


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$  7,100,000   California Department of Water                    $    7,779,825
               Resources, Power Supply
               Revenue, Series A, MBIA,
               5.50%, 05/01/2010
   1,065,000   Detroit City School District,                          1,204,164
               Michigan, Series A, AMBAC,
               6.50%, 05/01/2010
  12,240,000   Tulsa County, Industrial                              13,101,206
               Authority, Oklahoma, Capital
               Improvements Revenue,
               Series B, FSA,
               5.00%, 05/15/2010
   4,570,000   Chicago, Illinois, Transit                             4,937,108
               Authority Capital Grant
               Receipts Revenue, Federal
               Transit Administration,
               Section 5307, Series A, AMBAC,
               5.25%, 06/01/2010
   1,625,000   District of Columbia,                                  1,769,251
               Series A, MBIA,
               5.50%, 06/01/2010
  12,500,000   New Jersey Economic                                   13,299,000
               Development Authority,
               Revenue, Cigarette Tax, FGIC,
               5.00%, 06/15/2010
   3,560,000   New Jersey Economic                                    3,787,555
               Development Authority,
               Revenue, Cigarette Tax, FSA,
               5.00%, 06/15/2010
   1,000,000   Maricopa County Unified School                         1,062,180
               District No. 48, Arizona,
               Refunding, Series B, FSA,
               4.75%, 07/01/2010
   1,470,000   Intermountain Power Agency,                            1,576,060
               Utah, Power Supply Revenue,
               Refunding, AMBAC,
               5.00%, 07/01/2010
   2,410,000   Phoenix, Arizona, Civic                                2,586,075
               Improvement Corporation,
               Transit Excise Tax Revenue,
               Light Rail Project, AMBAC,
               5.00%, 07/01/2010
   3,900,000   Arizona School Facilities                              4,227,327
               Board, Revenue, State School
               Trust, Series A, AMBAC,
               5.25%, 07/01/2010
   1,670,000   Energy Northwest, Washington,                          1,819,165
               Electric Revenue, Refunding,
               Columbia Generating, Series A,
               XLCA,
               5.50%, 07/01/2010


_______________________________________________________________________________

56 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$  2,510,000   Detroit, Michigan, Sewage                         $    2,800,231
               Disposal Revenue, Series B,
               MBIA,
               6.00%, 07/01/2010
   5,410,000   Multnomah County, Oregon,                              5,819,158
               Refunding, AMBAC,
               5.00%, 08/01/2010
   3,000,000   Houston, Texas, Hotel                                  3,290,880
               Occupancy Tax & Special
               Revenue, Refunding, Convention
               & Entertainment, Series A,
               AMBAC,
               5.50%, 09/01/2010
   1,500,000   Brownsville, Texas, Utilities                          1,700,295
               System Revenue, AMBAC,
               6.25%, 09/01/2010
   2,065,000   Broward County, Florida,                               2,182,912
               Airport System Revenue,
               Series E, MBIA, AMT,
               5.25%, 10/01/2010
   5,000,000   Connecticut State Resource                             5,223,150
               Recovery Authority, Series A,
               MBIA,
               5.375%, 11/15/2010
   6,090,000   New Jersey State,                                      6,678,720
               Transportation Trust Fund
               Authority, Transportation
               System, Series C, FSA,
               5.50%, 12/15/2010
  10,755,000   Nebraska Public Power                                 11,557,861
               District, Revenue, General
               Series B, MBIA,
               5.00%, 01/01/2011
   4,600,000   Florida State Board of                                 5,007,284
               Education, Series C, MBIA,
               5.25%, 01/01/2011
   1,710,000   Chicago, Illinois, Board of                            1,934,950
               Education, Lease Certificates,
               Series A, MBIA,
               6.25%, 01/01/2011
   1,085,000   Pennsylvania State, Refunding                          1,183,019
               & Projects, First Series,
               MBIA,
               5.25%, 02/01/2011
   5,555,000   Massachusetts State,                                   6,106,945
               Refunding, Series A, MBIA,
               5.50%, 02/01/2011
  15,435,000   Bell County, Texas, Ltd. Tax                          16,549,407
               Notes, FSA,
               5.00%, 02/15/2011


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 57


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$  2,000,000   Louisiana State Office                            $    2,149,080
               Facilities Corp., Lease
               Revenue, Capitol Complex
               Program, Series A, MBIA,
               5.50%, 03/01/2011
   1,470,000   Illinois State, AMBAC,                                 1,582,279
               5.00%, 04/01/2011
   1,000,000   Ohio State Building Authority,                         1,077,940
               Workers Compensation
               Facilities, Series A, FGIC,
               5.00%, 04/01/2011
   6,380,000   Illinois State, First Series,                          6,946,416
               MBIA,
               5.25%, 04/01/2011
   1,340,000   Wisconsin State, Series A,                             1,443,033
               MBIA,
               5.00%, 05/01/2011
  12,720,000   Tulsa County, Industrial                              13,697,405
               Authority, Oklahoma, Capital
               Improvements Revenue,
               Series B, FSA,
               5.00%, 05/15/2011
   4,465,000   New Jersey Economic                                    4,772,147
               Development Authority,
               Revenue, Cigarette Tax, FGIC,
               5.00%, 06/15/2011
   3,680,000   Delaware Transportation                                3,984,446
               Authority, Transportation
               System Revenue, Senior, MBIA,
               5.00%, 07/01/2011
   4,015,000   Hawaii State, Refunding,                               4,338,449
               Series DG, AMBAC,
               5.00%, 07/01/2011
  11,705,000   New Jersey Economic                                   12,622,672
               Development Authority, Market
               Transition Facility Revenue,
               Senior Lien Series A, MBIA,
               5.00%, 07/01/2011
   7,755,000   Phoenix, Arizona, Civic                                8,384,008
               Improvement Corporation,
               Transit Excise Tax Revenue,
               Light Rail Project, AMBAC,
               5.00%, 07/01/2011
   1,815,000   Energy Northwest, Washington,                          1,975,791
               Electric Revenue, Refunding,
               Columbia Generating, Series A,
               AMBAC,
               5.25%, 07/01/2011
   6,000,000   New Jersey State, Refunding,                           6,518,640
               Series N, AMBAC,
               5.25%, 07/15/2011


_______________________________________________________________________________

58 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$ 16,500,000   Ohio State, Higher Education                      $   17,855,970
               Capital Facilities, Series
               II-A, AMBAC,
               5.00%, 08/01/2011
   5,000,000   New Jersey State, MBIA-IBC,                            5,527,900
               5.50%, 08/01/2011
   5,000,000   Michigan State, Trunk Line                             5,402,400
               Fund, Refunding, Series B,
               FSA,
               5.00%, 09/01/2011
   1,915,000   Philadelphia Parking                                   2,082,773
               Authority, Pennsylvania,
               Revenue, FSA,
               5.50%, 09/01/2011
   1,275,000   Brownsville, Texas, Utility                            1,469,361
               System Revenue, AMBAC,
               6.25%, 09/01/2011
   3,410,000   Deschutes County, Oregon,                              3,696,406
               Administrative School District
               No. 1, Refunding, FSA,
               5.00%, 12/15/2011
   7,060,000   New Jersey State                                       7,709,449
               Transportation Trust Fund
               Authority, Transportation
               System, Series A, MBIA,
               5.25%, 12/15/2011
   5,715,000   Chicago, Illinois, Refunding,                          6,158,198
               Series A, FSA,
               5.00%, 01/01/2012
   1,565,000   Chicago, Illinois, Refunding,                          1,686,366
               Series B, AMBAC
               5.00%, 01/01/2012
   5,765,000   South Carolina State Public                            6,262,404
               Service Authority, Revenue,
               Refunding, Series B, MBIA,
               5.00%, 01/01/2012
   2,100,000   Grand Rapids, Michigan, Water                          2,324,259
               Supply System Revenue, FGIC,
               5.75%, 01/01/2012
   4,000,000   Richmond, Virginia, FSA,                               4,423,720
               5.50%, 01/15/2012
   3,700,000   Lamar Consolidated Independent                         3,987,638
               School District, Texas,
               Schoolhouse, PSF-Guaranteed,
               5.00%, 02/15/2012
   7,265,000   Ohio State Building Authority,                         7,870,756
               Workers Compensation
               Facilities, Series A, FGIC,
               5.00%, 04/01/2012


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 59


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$ 26,280,000   Tulsa County, Industrial                          $   28,426,550
               Authority, Oklahoma, Capital
               Improvements Revenue,
               Series B, FSA,
               5.00%, 05/15/2012
  10,000,000   Hawaii State, Refunding,                              10,849,300
               Series DG, AMBAC,
               5.00%, 07/01/2012
   8,575,000   Tampa, Florida, Hillsborough                           9,313,908
               County, Express Parkway,
               AMBAC,
               5.00%, 07/01/2012
   8,060,000   Dade County School District,                           8,762,187
               Florida, Remarketed, MBIA,
               5.00%, 08/01/2012
   5,600,000   El Paso, Texas, Refunding,                             6,054,944
               FGIC,
               5.00%, 08/15/2012
   3,455,000   Hamilton County, Ohio, Sales                           3,828,071
               Tax Subordinated, Series B,
               AMBAC,
               5.75%, 12/01/2012
   3,500,000   Municipal Sub-District,                                3,712,205
               Colorado, Water Conservancy
               District Revenue, Series F,
               AMBAC,
               6.50%, 12/01/2012
   5,000,000   New Jersey State,                                      5,635,250
               Transportation Trust Fund
               Authority, Transportation
               System, Series C, FSA,
               5.75%, 12/15/2012
   2,475,000   Chicago Public Building                                2,648,126
               Commission, Illinois, Revenue,
               Chicago Park District,
               Series A, FGIC,
               5.375%, 01/01/2013
   2,910,000   Manchester Housing &                                   3,200,506
               Redevelopment Authority, New
               Hampshire, Revenue, Series A,
               ACA,
               6.75%, 01/01/2013
   2,085,000   New York State Dormitory                               2,200,905
               Authority, Mental Health
               Facilities Improvement
               Project, Series 1, FSA,
               5.125%, 01/15/2013
   1,195,000   New York State Dormitory                               1,266,939
               Authority, Unrefunded, Mental
               Health Service Facilities,
               Series D, MBIA,
               5.25%, 02/15/2013


_______________________________________________________________________________

60 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$ 24,060,000   Hawaii State, Refunding,                          $   26,214,332
               Series DG, AMBAC,
               5.00%, 07/01/2013
   5,785,000   Washington State, Motor                                6,282,684
               Vehicle Fuel Tax, Series B,
               FSA,
               5.00%, 07/01/2013
   3,015,000   Washington State, Various                              3,274,380
               Purpose, AMBAC,
               5.00%, 07/01/2013
   4,150,000   Wisconsin State,                                       4,509,971
               Transportation Revenue,
               Series B, AMBAC,
               5.00%, 07/01/2013
  20,000,000   California Economic Recovery,                         22,182,000
               Series A, MBIA,
               5.25%, 07/01/2013
   1,035,000   Sacramento Municipal Utility                           1,196,170
               District, California, Series G, MBIA,
               6.50%, 09/01/2013
   2,445,000   Sunrise, Florida, Utility                              2,729,084
               System Revenue, AMBAC,
               5.50%, 10/01/2013
   3,410,000   St. Clair County, Illinois,                            3,739,645
               FGIC,
               5.625%, 10/01/2013
   3,000,000   Hamilton County, Ohio, Sales                           3,321,690
               Tax Subordinated, Series B,
               AMBAC,
               5.75%, 12/01/2013
   2,235,000   Manchester Housing &                                   2,456,310
               Redevelopment Authority, New
               Hampshire, Revenue, Series A,
               ACA,
               6.75%, 01/01/2014
   5,425,000   Washington State Healthcare                            5,755,383
               Facilities Authority,
               Children's Hospital & Regional
               Medical Center, FSA,
               5.25%, 10/01/2014
   1,150,000   Douglas County School District                         1,275,442
               No. 206 (Eastmont),
               Washington, FGIC,
               5.75%, 12/01/2014
   1,000,000   Manchester Housing &                                   1,097,390
               Redevelopment Authority, New
               Hampshire, Revenue, Series A,
               ACA,
               6.75%, 01/01/2015


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 61


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$  3,370,000   Cypress-Fairbanks Independent                     $    3,539,882
               School District, Texas, PSF
               Guaranteed,
               5.25%, 02/15/2016
   3,515,000   Lansing Community College,                             3,928,821
               Michigan, FGIC,
               5.50%, 05/01/2016
  10,785,000   Lower Colorado River                                  11,779,916
               Authority, Texas, Revenue,
               Series A, FSA,
               5.875%, 05/15/2016
   1,800,000   Magnolia Independent School                            1,887,354
               District, Texas, PSF
               Guaranteed,
               5.00%, 08/15/2016
   1,555,000   District of Columbia Water &                           1,832,381
               Sewer Authority, Public
               Utility Revenue, FSA,
               6.00%, 10/01/2016
   4,055,000   Hawaii State, Unrefunded                               4,445,821
               Balance, Series CX, FSA,
               5.50%, 02/01/2017
   2,000,000   Wisconsin State, Series B,                             2,176,800
               FSA,
               5.25%, 05/01/2017
   1,025,000   Regional Transportation                                1,170,140
               Authority, Illinois,
               Refunding, Series B, FGIC,
               5.50%, 06/01/2017
   1,760,000   Clark County, Nevada,                                  2,144,507
               Series A, AMBAC,
               6.50%, 06/01/2017
   7,000,000   Energy Northwest, Washington,                          7,777,980
               Electric Revenue, Refunding
               Project, Series A, MBIA,
               5.75%, 07/01/2017
   3,415,000   Tampa, Florida, Occupational                           3,751,207
               License Tax, Refunding,
               Series A, FGIC,
               5.375%, 10/01/2017
   2,325,000   Garden State Preservation                              2,685,329
               Trust, New Jersey, Open Space
               & Farmland, Series 05A, FSA,
               5.80%, 11/01/2017(d)
   3,065,000   University of Connecticut,                             3,358,964
               Refunding, Student Fee
               Revenue, Series A, FGIC,
               5.25%, 11/15/2017
   2,405,000   Weld County School District                            2,585,110
               No. 6 (Greeley), Colorado,
               FSA,
               5.25%, 12/01/2017


_______________________________________________________________________________

62 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$  1,575,000   Allen County, Indiana,                            $    1,732,075
               Juvenile Justice Center, First
               Mortgage Revenue, AMBAC,
               5.50%, 01/01/2018
   3,000,000   Memphis-Shelby County Airport                          3,296,520
               Authority, Tennessee, Revenue,
               Series D, AMBAC,
               6.25%, 03/01/2018
   7,790,000   New York State Thruway                                 8,378,534
               Authority, State Personal
               Income Tax Revenue, Series A,
               FSA,
               5.00%, 03/15/2018
   4,000,000   San Antonio, Texas, Water                              4,396,520
               System Revenue, Refunding,
               FSA,
               5.50%, 05/15/2018
   3,435,000   Florida State, Department of                           3,686,030
               Environmental Protection
               Preservation, Revenue, Florida
               Forever, Series A, FGIC,
               5.00%, 07/01/2018
   2,455,000   Energy Northwest Washington,                           2,723,233
               Electric Revenue, Refunding,
               Columbia Generating, Series A,
               MBIA,
               5.75%, 07/01/2018
   2,865,000   New York State Dormitory                               3,422,844
               Authority, New York
               University, Series A, MBIA,
               6.00%, 07/01/2018
   4,695,000   Tampa, Florida, Occupational                           5,172,341
               License Tax, Refunding,
               Series A, FGIC,
               5.375%, 10/01/2018
  18,620,000   University of Massachusetts,                          20,102,524
               Building Authority, Revenue,
               Refunding, Senior Series 2,
               AMBAC,
               5.00%, 11/01/2018
   3,400,000   Allegheny County,                                      3,787,226
               Pennsylvania, Series C-54, MBIA,
               5.375%, 11/01/2018
   2,725,000   University of Colorado,                                2,963,465
               Enterprise System Revenue,
               Refunding & Improvement,
               AMBAC,
               5.375%, 06/01/2019
   4,745,000   Michigan State, Certificates                           5,234,447
               of Participation, New Center
               Development, Inc., MBIA,
               5.375%, 09/01/2019


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 63


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$  1,435,000   Cowlitz County, Washington,                       $    1,644,840
               Special Sewer Revenue, CSOB
               Wastewater Treatment, FGIC,
               5.50%, 11/01/2019
   6,025,000   South Carolina State Public                            6,369,027
               Service Authority, Revenue,
               Refunding, Series D, FSA,
               5.00%, 01/01/2020
   9,000,000   South Carolina State Public                            9,834,120
               Service Authority, Revenue,
               Refunding, Series A, FGIC,
               5.25%, 01/01/2020
   2,360,000   New York City Transitional                             2,542,404
               Finance Authority, New York,
               Future Tax Secured, Series D,
               MBIA,
               5.25%, 02/01/2020
   3,255,000   Fresno Unified School                                  3,907,921
               District, California,
               Refunding, Series A, MBIA,
               6.00%, 02/01/2020
   2,270,000   Killeen Independent School                             2,433,122
               District, Texas, Refunding,
               PSF Guaranteed,
               5.25%, 02/15/2020
   1,000,000   Texas State University System                          1,048,760
               Financing Revenue, Refunding,
               FSA,
               5.00%, 03/15/2020
   1,000,000   Ohio State Building Authority,                         1,062,500
               State Facilities Adult
               Correctional Projects,
               Series A, MBIA,
               5.00%, 04/01/2020
   1,705,000   Lower Colorado River                                   1,798,690
               Authority, Texas, Revenue,
               Refunding, MBIA,
               5.00%, 05/15/2020
   3,000,000   San Antonio, Texas, Water                              3,277,230
               System Revenue, Refunding,
               FSA,
               5.50%, 05/15/2020
   1,005,000   Regional Transportation                                1,366,478
               Authority, Illinois, Series C,
               FGIC,
               7.75%, 06/01/2020
   8,140,000   Los Angeles Department of                              8,648,831
               Water & Power, Power System,
               California, Series A,
               Subseries A-2, MBIA,
               5.00%, 07/01/2020


_______________________________________________________________________________

64 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$ 11,000,000   Metropolitan Atlanta Rapid                        $   11,688,930
               Transit Authority, Georgia,
               Sales Tax Revenue, Second
               Indenture, Series B, MBIA,
               5.10%, 07/01/2020
   1,785,000   Los Angeles Unified School                             1,934,601
               District, California,
               Series A, FSA,
               5.25%, 07/01/2020
   7,090,000   New Hampshire Health &                                 7,767,875
               Education Facilities Finance
               Authority, University System
               of New Hampshire, AMBAC,
               5.375%, 07/01/2020
   4,000,000   Kentucky State Property &                              4,612,360
               Buildings Commission, Project
               No. 76, AMBAC, Refunding,
               5.50%, 08/01/2020
   3,090,000   Mobile, Alabama, AMBAC,                                3,338,869
               5.25%, 08/15/2020
   5,300,000   West Virginia University,                              5,647,415
               Revenue, Refunding, West
               Virginia University Projects,
               Series B, FGIC,
               5.00%, 10/01/2020
   4,155,000   Allegheny County,                                      4,445,559
               Pennsylvania, Series C-57, FGIC,
               5.00%, 11/01/2020
   5,845,000   New Orleans, Louisiana,                                6,297,695
               Refunding, MBIA,
               5.25%, 12/01/2020
   3,135,000   Illinois State, Dedicated Tax                          3,745,228
               Revenue, Civic Center, AMBAC,
               6.25%, 12/15/2020
   4,970,000   South Carolina State Public                            5,241,064
               Service Authority, Revenue,
               Refunding, Series D, FSA,
               5.00%, 01/01/2021
  10,985,000   Orange County, Florida, Sales                         11,733,078
               Tax Revenue, Series A, FGIC,
               5.125%, 01/01/2021
  12,390,000   South Carolina State Public                           13,495,064
               Service Authority, Revenue,
               Refunding, Series 2005A, FGIC,
               5.25%, 01/01/2021
   2,760,000   New York City Transitional                             2,966,089
               Finance Authority, New York,
               Future Tax Secured, Series E,
               MBIA,
               5.25%, 02/01/2021
   2,540,000   Hawaii State, Series CX, FSA,                          2,768,600
               5.50%, 02/01/2021


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 65


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$  3,000,000   Arlington Independent School                      $    3,122,070
               District, Texas, PSF
               Guaranteed,
               5.00%, 02/15/2021
   4,000,000   Chicago, Illinois, Public                              4,304,320
               Building Commission, Building
               Revenue, Chicago Transit
               Authority, AMBAC,
               5.25%, 03/01/2021
   4,700,000   New York State Thruway                                 4,998,403
               Authority, Highway & Bridge
               Trust Fund, Series A, MBIA,
               5.00%, 04/01/2021
   1,325,000   Ohio State Building Authority,                         1,407,813
               State Facilities Adult
               Correctional Projects,
               Series A, MBIA,
               5.00%, 04/01/2021
   2,465,000   Florida State Board of                                 2,611,027
               Education, Refunding, Public
               Education, Series B, MBIA,
               5.00%, 06/01/2021
   7,000,000   MTA, New York, Service                                 7,367,220
               Contract, Refunding, Series A,
               FGIC,
               5.00%, 07/01/2021
  14,890,000   Puerto Rico Commonwealth,                             15,642,689
               Refunding, Public Improvement,
               Series C, FSA,
               5.00%, 07/01/2021(c)
     730,000   New Jersey Healthcare                                    745,556
               Facilities Financing
               Authority, Revenue, Jersey
               City Medical Center, AMBAC, FHA,
               4.80%, 08/01/2021
   2,680,000   Harris County, Texas,                                  2,895,713
               Refunding, Toll Road, Senior
               Lien, FSA,
               5.375%, 08/15/2021
   5,540,000   New Jersey Economic                                    6,068,793
               Development Authority,
               Revenue, School Facilities
               Construction, Series I, FGIC,
               5.00%, 09/01/2021
   1,705,000   Illinois State, First Series, MBIA,                    1,841,366
               5.25%, 10/01/2021
   2,000,000   Sarasota County, Florida,                              2,159,960
               Utility System Revenue,
               Refunding, Series C, FGIC,
               5.25%, 10/01/2021


_______________________________________________________________________________

66 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$  5,875,000   Allegheny County,                                 $    6,249,179
               Pennsylvania, Series C-57, FGIC,
               5.00%, 11/01/2021
   3,000,000   Municipal Electric Authority,                          3,254,040
               Georgia, Unrefunded Balance,
               Combustion Turbine Project,
               Series A, MBIA,
               5.25%, 11/01/2021
   3,000,000   New Jersey State                                       3,258,960
               Transportation Trust Fund
               Authority, Transportation
               System, Series B, MBIA,
               5.00%, 12/15/2021
   1,460,000   Chicago, Illinois, Refunding                           1,553,688
               Project, Series B, FSA,
               5.00%, 01/01/2022
  15,620,000   Orange County, Florida, Sales                         16,673,569
               Tax Revenue, Series A, FGIC,
               5.125%, 01/01/2022
   3,170,000   King County, Washington, Sewer                         3,407,274
               Revenue, Refunding, Series A,
               FGIC,
               5.25%, 01/01/2022
   3,180,000   South Carolina State Public                            3,452,590
               Service Authority Revenue,
               Refunding, Series 2004A, FGIC,
               5.25%, 01/01/2022
   4,685,000   New York City Transitional                             5,034,829
               Finance Authority, New York,
               Future Tax Secured, Series E,
               MBIA,
               5.25%, 02/01/2022
   3,300,000   Fort Worth, Texas, Water &                             3,477,210
               Sewer Revenue, Refunding &
               Improvement, FSA,
               5.00%, 02/15/2022
   2,060,000   Forest Grove, Oregon,                                  2,150,722
               Refunding, Revenue & Campus
               Improvement, Pacific
               University, Series A, RADIAN,
               5.00%, 05/01/2022
   7,875,000   Honolulu City & County,                                8,393,254
               Hawaii, Series A, MBIA,
               5.00%, 07/01/2022
   4,220,000   Laredo Independent School                              4,482,189
               District, Texas, Refunding,
               PSF Guaranteed,
               5.00%, 08/01/2022
   1,000,000   Yosemite, Community College                            1,066,280
               District, California, Election
               2004, Series A, FGIC,
               5.00%, 08/01/2022


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 67


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$  8,990,000   Allegheny County,                                 $    9,513,757
               Pennsylvania, Series C-57, FGIC,
               5.00%, 11/01/2022
   6,060,000   Central Puget Sound,                                   6,423,964
               Washington, Regional
               Transportation Authority,
               Sales & Use Tax Revenue,
               Series A, AMBAC,
               5.00%, 11/01/2022
  36,775,000   Regional Transportation                               36,244,704
               District, Colorado,
               Certificates of Participation,
               Transit Vehicles, Series A,
               Remarketed, AMBAC,
               2.30%, 12/01/2022(c)
   3,980,000   McGee-Creek Authority,                                 4,740,419
               Oklahoma, Water Revenue, MBIA,
               6.00%, 01/01/2023
   4,040,000   Irving Independent School                              4,265,392
               District, Texas, Refunding,
               PSF Guaranteed,
               5.00%, 02/15/2023
   3,455,000   Seguin Independent School                              3,617,834
               District, Texas, PSF
               Guaranteed,
               5.00%, 04/01/2023
   5,680,000   Seattle, Washington, Municipal                         5,981,835
               Light & Power, Revenue,
               Refunding & Improvement, FSA,
               5.00%, 08/01/2023
   2,770,000   Harris County, Texas,                                  2,982,653
               Refunding, Toll Road Senior
               Lien, FSA,
               5.375%, 08/15/2023
   2,000,000   Terrebonne Parish, Louisiana,                          2,152,320
               Waterworks District No. 001,
               Water Revenue, Series A,
               AMBAC,
               5.25%, 11/01/2023
   3,465,000   Jefferson County, Colorado,                            3,671,687
               School District No. R-001, FSA,
               5.00%, 12/15/2023
   6,025,000   Comal Independent School                               6,302,572
               District, Texas, Refunding,
               Series A, PSF-Guaranteed,
               5.00%, 02/01/2024
   4,935,000   Washoe County School District,                         5,201,342
               Nevada, Refunding, School
               Building, Series A, MBIA,
               5.00%, 06/01/2024


_______________________________________________________________________________

68 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$  2,000,000   Harris County, Texas, Toll                        $    2,045,900
               Road Senior Lien, MBIA,
               5.00%, 08/15/2024
   3,750,000   Jefferson County, Colorado,                            3,973,688
               School District No. R-001, FSA,
               5.00%, 12/15/2024
   3,000,000   Orange County, Florida, School                         3,159,240
               Board Certificates of
               Participation, Series B, AMBAC,
               5.00%, 08/01/2025
   1,000,000   San Jose Unified School                                1,058,830
               District, California, Election
               2002, Series B, FGIC,
               5.00%, 08/01/2025
   2,810,000   Hilliard School District,                              2,984,585
               Ohio, Refunding, School
               Construction, MBIA,
               5.00%, 12/01/2025
   3,000,000   Hillsborough County School                             3,167,910
               Board, Florida, Certificates
               of Participation, Series A, MBIA,
               5.00%, 07/01/2026
   4,905,000   Los Angeles, California, Waste                         5,142,991
               Water System Revenue,
               Refunding, Subordinated
               Series A, MBIA,
               5.00%, 06/01/2027
   1,000,000   Fremont Unified School                                 1,055,540
               District, Alameda County,
               California, Election 2002,
               Series B, FSA,
               5.00%, 08/01/2027
   9,645,000   Central Puget Sound,                                  10,146,733
               Washington, Regional
               Transportation Authority,
               Sales & Use Tax Revenue,
               Series A, AMBAC,
               5.00%, 11/01/2027
  18,445,000   San Antonio, Texas, Hotel                             19,262,851
               Occupancy Revenue, Refunding,
               Subordinated Lien, Series B,
               AMBAC,
               5.00%, 08/15/2034
  14,555,000   New Jersey State Turnpike                             14,468,834
               Authority, Revenue, Series A,                     --------------
               AMBAC,
               3.15%, 01/01/2035

               Total Insured
                 (Cost $1,464,325,122)                            1,482,344,284
                                                                 --------------


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 69


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
               Tax Supported-31.96%
               State General Obligations-13.45%
$  2,680,000   Florida State Board of                            $    2,699,805
               Education, Public Education,
               Capital Outlay, Series C,
               4.00%, 06/01/2006
   2,540,000   Florida State Board of                                 2,575,128
               Education, Capital Outlay,
               Public Education, Series B,
               5.00%, 06/01/2006
   2,450,000   Ohio State Highway Capital                             2,525,803
               Improvement, Series F,
               5.00%, 05/01/2007
   1,455,000   Florida State Board of                                 1,501,836
               Education, Capital Outlay,
               Public Education, Series B,
               5.00%, 06/01/2007
   4,340,000   California State,                                      4,527,575
               5.00%, 03/01/2008
   2,600,000   Georgia State, Series A,                               2,798,588
               6.25%, 04/01/2008
  11,020,000   California State,                                     11,543,670
               5.00%, 06/01/2008
   1,770,000   Georgia State, Series D,                               1,942,841
               6.70%, 08/01/2008
   8,765,000   California State,                                      9,491,794
               6.10%, 10/01/2008
   6,440,000   Massachusetts State,                                   6,832,969
               Consolidated Loan, Series C,
               5.25%, 12/01/2008
   4,380,000   Delaware State, Series A,                              4,637,150
               5.00%, 01/01/2009
   4,685,000   Massachusetts State,                                   4,970,598
               Refunding, Series A,
               5.25%, 01/01/2009
   3,890,000   Massachusetts State,                                   4,156,815
               Consolidated Loan, Series E,
               5.50%, 01/01/2009
   2,110,000   Pennsylvania State, First                              2,227,865
               Series,
               5.00%, 01/15/2009
  24,770,000   Pennsylvania State, Refunding                         26,357,262
               & Projects, First Series,
               5.25%, 02/01/2009(b)
  14,855,000   Texas State, Series B,                                15,750,905
               5.125%, 10/01/2009
  14,010,000   Massachusetts State,                                  15,184,598
               Refunding, Series A,
               5.50%, 01/01/2010
  64,710,000   Maryland State, Refunding,                            69,374,297
               5.00%, 02/01/2010(b)


_______________________________________________________________________________

70 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$  1,110,000   New Jersey State,                                 $    1,204,772
               5.50%, 02/01/2010
   6,185,000   Massachusetts State,                                   6,833,868
               Consolidated Loan, Series A,
               6.00%, 02/01/2010
  30,840,000   North Carolina State,                                 33,037,658
               Refunding,
               5.00%, 03/01/2010
   3,115,000   California State,                                      3,356,755
               5.25%, 03/01/2010
   2,225,000   Massachusetts Bay                                      2,439,090
               Transportation Authority,
               Series A,
               5.75%, 03/01/2010
   2,275,000   Ohio State, Community Schools,                         2,433,613
               Series A,
               5.00%, 03/15/2010
   6,565,000   California State,                                      7,030,984
               5.00%, 06/01/2010
   4,500,000   Pennsylvania State,                                    4,915,665
               Second Series,
               5.50%, 06/01/2010
   1,355,000   Minnesota State,                                       1,458,739
               5.00%, 08/01/2010
   1,490,000   Georgia State, Series C,                               1,685,100
               6.25%, 08/01/2010
   1,220,000   Massachusetts State, Series A,                         1,337,022
               5.50%, 01/01/2011
   1,040,000   California State,                                      1,115,629
               5.00%, 02/01/2011
   1,845,000   Ohio State, Higher Education,                          1,987,526
               Series B,
               5.00%, 02/01/2011
  15,760,000   California State,                                     17,624,723
               6.00%, 02/01/2011
  24,165,000   North Carolina State, Public                          26,700,875
               Improvement, Series A,
               5.50%, 03/01/2011
   2,960,000   Ohio State, Highway Capital                            3,193,810
               Improvement, Series H,
               5.00%, 05/01/2011
   2,150,000   California State, Various Purpose,                     2,315,228
               5.00%, 06/01/2011
  11,075,000   Pennsylvania State,                                   12,086,258
               Third Series,
               5.25%, 07/01/2011
  11,270,000   Maryland State, State & Local                         12,233,247
               Facilities Loan, First Series,
               5.00%, 08/01/2011
   3,560,000   Pennsylvania State,                                    3,842,557
               Third Series,
               5.00%, 09/01/2011


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 71


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$  1,785,000   Ohio State, Common Schools,                       $    1,930,531
               Series B,
               5.00%, 09/15/2011
   9,710,000   Florida State Board of                                10,491,170
               Education, Series B,
               5.00%, 01/01/2012
     825,000   California State,                                        888,294
               5.00%, 02/01/2012
   3,780,000   Massachusetts Bay                                      4,112,640
               Transportation Authority,
               Series A,
               5.50%, 03/01/2012
   1,000,000   Georgia State, Series B,                               1,144,160
               6.00%, 03/01/2012
   5,305,000   Florida State Board of                                 5,757,198
               Education, Public Education,
               Series A,
               5.00%, 06/01/2012
   9,315,000   Massachusetts State,                                  10,062,063
               Consolidated Loan, Series A,
               5.00%, 08/01/2012
  17,315,000   Massachusetts State,                                  18,703,663
               Consolidated Loan, Series B,
               5.00%, 08/01/2012
  15,725,000   Florida State Board of                                17,063,984
               Education, Series A,
               5.00%, 01/01/2013
   5,000,000   North Carolina State, Public                           5,542,250
               Improvement, Series A,
               5.25%, 03/01/2013
   6,635,000   North Carolina State, Public                           7,249,070
               Improvement, Series B,
               5.00%, 04/01/2013
   5,855,000   North Carolina State,                                  6,396,880
               Refunding, Series B,
               5.00%, 04/01/2013
     990,000   Florida State Board of                                 1,261,250
               Education, Capital Outlay,
               Unrefunded Balance,
               9.125%, 06/01/2014
   2,875,000   Texas State,                                           3,016,306
               5.25%, 08/01/2021                                 --------------

               Total State General Obligations
                 (Cost $431,755,265)                                429,552,077
                                                                 --------------
               Local General Obligations-6.04%
   3,660,000   New York City, New York,                               3,723,721
               Series I,
               6.25%, 04/15/2006


_______________________________________________________________________________

72 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$  6,235,000   New York City, New York,                          $    6,340,371
               Series G,
               5.00%, 08/01/2006
   3,205,000   Carrollton, Texas, Refunding &                         3,316,534
               Improvement,
               5.00%, 08/15/2007
   2,620,000   Jersey City, New Jersey,                               2,768,554
               Series A,
               6.00%, 10/01/2007
   2,000,000   McLean County Public Building                          2,165,700
               Commission, Illinois,
               7.25%, 11/01/2007
   1,275,000   Phoenix, Arizona, Refunding,                           1,337,399
               Series A,
               5.00%, 07/01/2008
   2,585,000   Broward County, Florida,                               2,731,027
               Refunding, Series B,
               5.00%, 01/01/2009
   2,000,000   Charlotte, North Carolina,                             2,087,660
               Series B,
               4.50%, 02/01/2009
   1,660,000   Charlotte, North Carolina,                             1,758,770
               Refunding,
               5.00%, 02/01/2009
   2,665,000   Dallas, Texas,                                         2,726,375
               4.00%, 02/15/2009
   3,355,000   Dallas County Community                                3,541,471
               College District, Texas,
               Maintenance Tax Notes,
               5.00%, 02/15/2009
   3,060,000   Horry County School District,                          3,239,346
               South Carolina, Series A,
               SCSDE,
               5.00%, 03/01/2009
   6,910,000   Du Page County Water                                   7,354,244
               Commission, Illinois,
               Refunding,
               5.25%, 03/01/2009
   3,750,000   New York City, New York,                               3,964,575
               Series G,
               5.00%, 08/01/2009
   3,735,000   New York City, New York,                               3,948,717
               Series I,
               5.00%, 08/01/2009
   8,500,000   New York City, New York,                               9,061,935
               Series B,
               5.25%, 08/01/2009
   2,255,000   Seattle, Washington,                                   2,399,861
               Refunding,
               5.00%, 01/01/2010


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 73


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$  1,020,000   Indianapolis Local Public                         $    1,046,591
               Improvement Bond Bank,
               Indiana, Series B,
               5.00%, 02/01/2010
   5,000,000   Du Page County Water                                   5,388,050
               Commission, Illinois,
               Refunding,
               5.25%, 03/01/2010
   6,350,000   Fairfax County, Virginia,                              6,884,733
               Refunding & Public
               Improvement, Series A,
               5.25%, 04/01/2010
  14,095,000   New York City, New York,                              15,012,162
               Series B,
               5.00%, 08/01/2010
   4,520,000   New York City, New York,                               4,814,116
               Series I,
               5.00%, 08/01/2010
   1,170,000   Austin, Texas, Public                                  1,280,928
               Improvement,
               5.75%, 09/01/2010
   7,360,000   New York City, New York,                               7,872,551
               Refunding, Series G,
               5.00%, 08/01/2011
   3,330,000   New York City, New York,                               3,561,901
               Series H,
               5.00%, 08/01/2011
  20,665,000   New York City, New York,                              22,167,552
               Series G,
               5.00%, 08/01/2012
     140,000   New York City, New York,                                 143,800
               Series I,
               5.875%, 03/15/2013
   2,000,000   Walled Lake Consolidated                               2,207,220
               School District, Michigan,
               Q-SBLF,
               5.75%, 05/01/2013
   2,285,000   Shelby County, Tennessee,                              2,505,959
               Public Improvement, Series A,
               5.625%, 04/01/2014
   2,965,000   Montgomery County, Maryland,                           3,242,494
               Public Improvement, Series A,
               5.00%, 02/01/2016
   1,000,000   Harris County, Texas, Toll                             1,033,010
               Road,
               5.125%, 08/15/2017
   5,285,000   Horry County School District,                          5,779,253
               South Carolina, Series A,
               SCSDE,
               5.375%, 03/01/2018


_______________________________________________________________________________

74 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$    920,000   Harris County, Texas,                             $    1,001,586
               Unrefunded Balance,
               5.375%, 10/01/2018
   1,880,000   Harris County, Texas, Flood                            2,047,076
               Control District, Refunding,
               Series A,
               5.25%, 10/01/2020
   1,000,000   Sacramento City Finance                                1,107,710
               Authority, California, Lease
               Revenue, Series B,
               5.40%, 11/01/2020
   6,735,000   Du Page County, Illinois, Jail                         7,670,963
               Project,
               5.60%, 01/01/2021
   1,920,000   Du Page County, Illinois,                              2,186,822
               Stormwater Project,
               5.60%, 01/01/2021
   2,160,000   Beachwood City School                                  2,380,946
               District, Ohio, Refunding &
               Improvement,
               5.50%, 12/01/2021
   4,745,000   Harris County, Texas, Flood                            5,129,582
               Control District, Refunding,
               Series A,
               5.25%, 10/01/2022
   5,000,000   Chester County, Pennsylvania,                          5,313,450
               5.00%, 11/15/2022
   5,255,000   Harris County, Texas, Flood                            5,664,575
               Control District, Refunding,
               Series A,
               5.25%, 10/01/2023
  14,000,000   Harris County, Texas,                                 15,080,240
               Refunding, Permanent                              --------------
               Improvement, Series A,
               5.25%, 10/01/2024

               Total Local General Obligations
                 (Cost $189,799,838)                                192,989,530
                                                                 --------------
               Tax Lease-3.65%
   1,000,000   New York State Dormitory                               1,021,550
               Authority, State University,
               Series A,
               6.50%, 05/15/2006
   9,135,000   New Jersey State Certificates                          9,417,454
               of Participation, Equipment
               Lease Purchase, Series A,
               5.00%, 06/15/2007(d)
   1,000,000   New York State Dormitory                               1,045,680
               Authority, City University,
               Series A,
               5.75%, 07/01/2007


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 75


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$  7,515,000   New York State Thruway                            $    7,832,283
               Authority, Service Contract
               Revenue, Local Highway &
               Bridge, Series A,
               5.00%, 03/15/2008
   7,185,000   Tobacco Settlement Financing                           7,504,014
               Corp., New York, Tobacco
               Asset-Backed Bonds,
               Series A-1,
               5.00%, 06/01/2008
   5,000,000   Charlotte, North Carolina,                             5,281,450
               Certificates of Participation,
               Equipment Acquisition Project,
               Series B,
               5.00%, 03/01/2009
   4,445,000   Virginia College Building                              4,756,106
               Authority, Educational
               Facilities Revenue, 21st
               Century College & Equipment,
               5.00%, 02/01/2010
   2,160,000   New York State Dormitory                               2,288,110
               Authority, Revenue, Mental
               Health Facilities Improvement,
               Series B,
               5.00%, 02/15/2010
   6,200,000   Virginia Public School                                 6,788,690
               Authority, School Financing
               1997, Series B,
               5.50%, 08/01/2010
   5,215,000   Michigan Municipal Bond                                5,659,787
               Authority, Revenue, Refunding,
               School Loan, Series A,
               5.25%, 12/01/2010
   6,600,000   Virginia College Building                              7,123,182
               Authority, Educational
               Facilities Revenue,
               Refunding-21st Century College
               Project, Series B,
               5.00%, 02/01/2011
   5,545,000   Virginia Commonwealth, Board                           6,061,849
               of Transportation, Revenue,
               Refunding, U.S Route 58
               Corridor Development,
               Series B,
               5.25%, 05/15/2011
  11,270,000   Tobacco Settlement Financing                          11,415,496
               Corp., New York, Tobacco
               Asset-Backed Bonds,
               Series A-1,
               5.00%, 06/01/2011


_______________________________________________________________________________

76 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$  2,375,000   Virginia State Public Building                    $    2,572,766
               Authority, Facilities Revenue,
               Refunding, Series D,
               5.00%, 08/01/2011
   8,650,000   Tobacco Settlement Financing                           8,775,079
               Corp., New York, Tobacco
               Asset-Backed Bonds,
               Series A-1,
               5.25%, 06/01/2012
   4,295,000   North Carolina Infrastructure                          4,658,658
               Finance Corp., Certificates of
               Participation, Capital
               Improvement, Series A,
               5.00%, 02/01/2013
   1,280,000   New York State Dormitory                               1,414,886
               Authority, City University,
               Series A,
               5.75%, 07/01/2013
  16,495,000   Tobacco Settlement Financing                          17,628,701
               Corp., New York, Tobacco
               Asset-Backed Settlement,
               Series B-1,
               5.50%, 06/01/2014
   1,955,000   Jackson County, Missouri,                              2,036,524
               Public Building Corp.,
               Leasehold Revenue, Capital
               Improvements Project,
               5.00%, 12/01/2025
   2,975,000   New York State Urban                                   3,117,800
               Development Corp.,                                --------------
               Correctional & Youth
               Facilities, Service Contract
               Revenue, Series A,
               5.00%, 01/01/2027

               Total Tax Lease (Cost $116,676,629)                  116,400,065
                                                                 --------------
               Special Tax-8.63%
   8,380,000   Quarry Community Development                           8,388,296
               District, Florida, Special
               Assessment, Bond Anticipation
               Notes,
               5.00%, 11/01/2005
   2,060,000   Chicago, Illinois, Tax                                 2,064,738
               Increment Allocation,
               Subordinated Central Loop
               Redevelopment, Series A,
               6.50%, 12/01/2005


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 77


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$    325,000   Capital Region Community                          $      326,615
               Development District, Florida,
               Revenue, Capital Improvement,
               Series B,
               5.95%, 05/01/2006
   4,085,000   Monterra Community Development                         4,093,783
               District, Florida, Revenue,
               Bond Anticipation Notes,
               5.00%, 06/01/2006
     375,000   Vistancia Community Facilities                           375,806
               District, Arizona,
               4.25%, 07/15/2006
   3,860,000   Shingle Creek, Florida, Bond                           3,868,415
               Anticipation Notes,
               5.125%, 08/01/2006
   1,500,000   Connecticut State, Special Tax                         1,540,125
               Obligation Revenue, Series B,
               6.00%, 09/01/2006
   1,310,000   Dove Mountain Resort Community                         1,317,126
               Facilities District, Arizona,
               Assessment Lien,
               6.00%, 12/01/2006
     145,000   Double Branch Community                                  145,750
               Development District, Florida,
               Special Assessment,
               Series B-1,
               5.60%, 05/01/2007
     310,000   Vizcaya Community Development                            312,570
               District, Florida, Special
               Assessment,
               5.90%, 05/01/2007
   1,020,000   Las Vegas Special Improvement                          1,050,824
               District No. 808, Summerlin
               Area, Nevada, Local
               Improvement Bonds,
               5.50%, 06/01/2007
   2,760,000   California Economic Recovery,                          2,856,986
               Series A,
               5.00%, 07/01/2007
     300,000   Vistancia Community Facilities                           301,605
               District, Arizona,
               4.75%, 07/15/2007
     845,000   Clark County, Nevada,                                    852,411
               Improvement District,
               Summerlin, No. 151,
               3.50%, 08/01/2007(e)
   1,095,000   Connecticut State Special Tax                          1,139,030
               Obligation Revenue, Series A,
               5.25%, 09/01/2007


_______________________________________________________________________________

78 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$  2,030,000   Meadow Pointe IV Community                        $    2,040,211
               Development District, Florida,
               Capital Improvement Revenue,
               Series B,
               5.125%, 11/01/2007
     650,000   Reunion East Community                                   659,054
               Development District, Florida,
               Special Assessment, Series B,
               5.90%, 11/01/2007
   1,650,000   North Las Vegas Local                                  1,685,063
               Improvement District No. 60,
               Aliante, Nevada,
               4.25%, 12/01/2007
  19,085,000   Tax Exempt Municipal                                  19,084,618
               Infrastructure Improvement
               Trust, Maryland, Certificates
               Series 2004A, Class A,
               3.80%, 05/01/2008(f)
   2,790,000   Live Oak Community                                     2,808,526
               Development District No. 001,
               Florida, Special Assessment,
               Series B,
               5.30%, 05/01/2008
     110,000   Stoneybrook Community                                    110,988
               Development District, Florida,
               Capital Improvement Revenue,
               Series B,
               5.70%, 05/01/2008
     175,000   Narcoossee Community                                     177,156
               Development District, Florida,
               Special Assessment, Series B,
               5.75%, 05/01/2008
     160,000   Waterchase Community                                     161,253
               Development District, Florida,
               Capital Improvement Revenue,
               Series B,
               5.90%, 05/01/2008
   1,655,000   Las Vegas Special Improvement                          1,664,831
               District No. 607, Nevada,
               Local Improvement Bonds,
               4.30%, 06/01/2008
   1,930,000   Gateway Services Community                             1,955,881
               Development District, Florida,
               Special Assessment,
               Stoneybrook Project,
               5.50%, 07/01/2008
     400,000   Vistancia Community Facilities                           403,892
               District, Arizona,
               5.00%, 07/15/2008


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 79


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$  5,647,000   Tax Exempt Municipal                              $    5,536,658
               Infrastructure Improvement
               Trust, Maryland, Certificates
               Series 2004C, Class A,
               4.05%, 11/01/2008(f)
  20,570,000   New York City Transitional                            21,694,150
               Finance Authority, New York,
               Future Tax Secured,
               Subseries D-1,
               5.00%, 11/01/2008
   2,345,000   Heritage Harbour South                                 2,348,189
               Community Development
               District, Florida, Special
               Assessment Revenue, Capital
               Improvement, Series B,
               5.40%, 11/01/2008
   1,900,000   North Las Vegas Local                                  1,960,515
               Improvement District No. 60,
               Aliante, Nevada,
               4.65%, 12/01/2008
   2,285,000   Henderson Local Improvement                            2,297,865
               Districts No. T-14, Nevada,
               4.35%, 03/01/2009
   1,430,000   Huntington Community                                   1,429,014
               Development District, Florida,
               Special Assessment, Series B,
               5.00%, 05/01/2009
   1,115,000   Meadow Pointe III Community                            1,117,230
               Development District, Florida
               Capital Improvement Revenue,
               Series B,
               5.00%, 05/01/2009
   3,200,000   Seven Oaks Community                                   3,209,632
               Development District II,
               Florida, Special Assessment
               Revenue, Series B,
               5.00%, 05/01/2009
   1,140,000   Middle Village Community                               1,147,604
               Development District, Florida,
               Special Assessment, Series C,
               5.125%, 05/01/2009
   3,365,000   Overoaks Community Development                         3,377,282
               District, Florida, Capital
               Improvement Revenue, Series B,
               5.125%, 05/01/2009
   1,525,000   Bonita Springs, Florida,                               1,546,670
               Vasari Community Development
               District Revenue, Capital
               Improvement, Series B,
               6.20%, 05/01/2009


_______________________________________________________________________________

80 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$    560,000   Greyhawk Landing Community                        $      571,245
               Development District, Florida,
               Special Assessment Revenue,
               Series B,
               6.25%, 05/01/2009
      40,000   Saddlebrook Community                                     41,115
               Development District, Florida,
               Special Assessment, Series B,
               6.25%, 05/01/2009
  10,900,000   Tulsa County, Oklahoma,                               11,521,736
               Industrial Authority, Capital
               Improvements Revenue, Series B,
               5.00%, 05/15/2009
   7,635,000   Katy, Texas, Development                               7,923,374
               Authority Revenue, Metro
               Contract, Series A,
               5.75%, 06/01/2009
   1,150,000   Illinois State, Sales Tax                              1,167,193
               Revenue, Series U,
               5.00%, 06/15/2009
     500,000   Vistancia Community Facilities                           507,470
               District, Arizona,
               5.30%, 07/15/2009
     470,000   Clark County, Nevada,                                    469,483
               Improvement District,
               Summerlin, No. 151,
               3.95%, 08/01/2009(e)
   1,000,000   Connecticut State, Special Tax                         1,103,210
               Obligation Series B,
               6.15%, 09/01/2009
     480,000   Heritage Isles Community                                 479,309
               Development District, Florida,
               Special Assessment, Series B,
               5.00%, 11/01/2009
   2,230,000   Live Oak Community                                     2,234,772
               Development District No. 002,
               Florida, Special Assessment,
               Series B,
               5.00%, 11/01/2009
   1,175,000   South Bay Community                                    1,179,818
               Development District, Florida,
               Capital Improvement Revenue,
               Series B-1,
               5.125%, 11/01/2009
     990,000   North Las Vegas Local                                  1,021,987
               Improvement District No. 60,
               Aliante, Nevada,
               5.00%, 12/01/2009
  11,750,000   California Economic Recovery,                         12,706,803
               Series A,
               5.25%, 01/01/2010


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 81


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$  3,775,000   New York City Transitional                        $    4,020,413
               Finance Authority, New York,
               Future Tax Secured, Series E,
               5.00%, 02/01/2010
   7,890,000   New York City Transitional                             8,407,268
               Finance Authority, New York,
               Future Tax, Series C,
               5.00%, 02/15/2010
   5,410,000   Paseo Community Development                            5,375,484
               District, Florida, Capital
               Improvement Revenue, Series B,
               4.875%, 05/01/2010
   2,090,000   Harbor Bay Community                                   2,150,589
               Development District, Florida,
               Capital Improvement Revenue,
               Series B,
               6.35%, 05/01/2010
   1,430,000   Tulsa County Industrial                                1,525,581
               Authority, Oklahoma, Capital
               Improvements Revenue,
               Series B,
               5.00%, 05/15/2010
     500,000   Vistancia Community Facilities                           510,910
               District, Arizona,
               5.55%, 07/15/2010
   3,485,000   Clark County Special                                   3,507,234
               Improvement District No. 142,
               Nevada,
               5.00%, 08/01/2010
   2,000,000   Lake Ashton II, Community                              2,000,720
               Development District, Florida,
               Capital Improvement Revenue,
               Series B,
               4.875%, 11/01/2010
     555,000   Dupree Lakes Community                                   556,010
               Development District, Florida,
               Capital Improvement Revenue,
               5.00%, 11/01/2010
   6,760,000   Monterra Community Development                         6,763,853
               District, Florida, Special
               Assessment, Series B,
               5.00%, 11/01/2010
   9,520,000   California Economic Recovery,                         10,391,556
               Series A,
               5.25%, 01/01/2011
   1,700,000   Jefferson County, Alabama,                             1,815,991
               Limited Obligation, School
               Warrants, Series A,
               5.25%, 01/01/2011


_______________________________________________________________________________

82 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$  1,900,000   Meadow Woods Community                            $    1,903,363
               Development District, Florida,
               Special Assessment, Series B,
               5.25%, 05/01/2011
   6,850,000   Hammock Bay Community                                  6,860,344
               Development District, Florida,
               Special Assessment Revenue,
               Series B,
               5.375%, 05/01/2011
   2,055,000   Las Vegas Special Improvement                          2,096,223
               District No. 607, Nevada,
               Local Improvement Bonds,
               5.15%, 06/01/2011
   2,355,000   Massachusetts Bay                                      2,543,447
               Transportation Authority,
               Massachusetts, Sales Tax
               Revenue, Refunding, Senior
               Series B,
               5.00%, 07/01/2011
   4,900,000   New York City Transitional                             5,286,561
               Finance Authority, New York,
               Future Tax Secured, Series B,
               5.00%, 08/01/2011
   1,605,000   Clark County Special                                   1,628,176
               Improvement District No. 142,
               Nevada,
               5.30%, 08/01/2011
   1,500,000   Venetian Community Development                         1,564,065
               District, Florida, Capital
               Improvement Revenue, Series B,
               5.95%, 05/01/2012
   2,000,000   Bonnet Creek Resort Community                          2,131,700
               Development District, Florida,
               Special Assessment,
               7.125%, 05/01/2012
   2,400,000   Miromar Lakes Community                                2,538,792
               Development District, Florida,
               Capital Improvement Revenue,
               Series B,
               7.25%, 05/01/2012
   3,225,000   Illinois State, Sales Tax                              3,623,707
               Revenue, Series Q,
               6.00%, 06/15/2012
     810,000   Hot Springs, Arkansas, Sales &                           811,693
               Use Tax, Refunding &
               Improvement,
               4.125%, 07/01/2012
     180,000   Clark County, Nevada,                                    179,465
               Improvement District,
               Summerlin, No. 151,
               4.40%, 08/01/2012(e)


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 83


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$  2,000,000   Chicago, Illinois, Kingsbury                      $    2,084,560
               Redevelopment Project,
               Series A,
               6.57%, 02/15/2013
   1,000,000   Henderson Local Improvement                            1,001,180
               Districts No. T-16, Nevada,
               4.75%, 03/01/2013
   2,900,000   South Bay Community                                    2,919,720
               Development District, Florida,
               Capital Improvement Revenue,
               Series B-2,
               5.375%, 05/01/2013
   5,385,000   Parkway Center Community                               5,595,984
               Development District, Florida,
               Special Assessment, Refunding,
               Series B,
               5.625%, 05/01/2014
     625,000   Allegheny County,                                        645,219
               Pennsylvania, Redevelopment
               Authority, Revenue, Pittsburgh
               Mills Project,
               5.10%, 07/01/2014
   1,705,000   Dyer Redevelopment Authority,                          1,941,313
               Indiana, Economic Development
               Lease,
               6.875%, 07/15/2014
   3,525,000   Pingree Grove, Illinois,                               3,551,755
               Special Service Area No. 1,
               Special Tax, Cambridge Lakes
               Project, Series 05-1,
               5.25%, 03/01/2015
   1,000,000   Tern Bay Community Development                           999,200
               District, Florida, Capital
               Improvement Revenue, Series B,
               5.00%, 05/01/2015
   2,735,000   Villages of Westport Community                         2,745,967
               Development District, Florida,
               Capital Improvement Revenue,
               Series A,
               5.125%, 05/01/2015
   2,315,000   Arizona Tourism & Sports                               2,351,947
               Authority, Tax Revenue,
               Baseball Training Facilities
               Project,
               5.00%, 07/01/2015
   1,500,000   Arizona Tourism & Sports                               1,523,940
               Authority, Tax Revenue,
               Baseball Training Facilities
               Project,
               5.00%, 07/01/2016


_______________________________________________________________________________

84 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$  1,565,000   Wyandotte County, Kansas City,                    $    1,588,772
               Unified Government, Special
               Obligation Revenue, Refunding,
               Sales Tax, 2nd Lien Area,
               Series B,
               4.75%, 12/01/2016
   3,561,000   Celebrate North Community                              3,684,175
               Development Authority,
               Virginia, Special Assessment
               Revenue Project, Series B,
               6.25%, 03/01/2018
   2,720,000   Dyer Redevelopment Authority,                          3,065,766
               Indiana, Economic Development
               Lease,
               6.55%, 07/15/2020
   2,715,000   Beacon Tradeport Community                             2,904,154
               Development District, Florida,
               Industrial Project, Series B,
               7.125%, 05/01/2022
   5,000,000   Westchester Community                                  5,219,600
               Development District No.1,
               Florida, Special Assessment,
               6.00%, 05/01/2023
   1,000,000   Allegheny County,                                      1,050,200
               Pennsylvania, Redevelopment
               Authority, Revenue, Pittsburgh
               Mills Project,
               5.60%, 07/01/2023
   1,315,000   Newberry Investing In Children                         1,363,116
               Education, South Carolina,
               Newberry County, School
               District Project,
               5.25%, 12/01/2023
   4,300,000   Midtown Miami Community                                4,485,244
               Development District, Florida,
               Special Assessment Revenue,
               Series A,
               6.00%, 05/01/2024
   1,000,000   Newberry Investing In Children                         1,030,090
               Education, South Carolina,
               Newberry County, School
               District Project,
               5.25%, 12/01/2025
     500,000   Wheatlands Metropolitan                                  498,700
               District No. 2, Colorado,
               Limited Tax,
               6.00%, 12/01/2025
   1,140,000   New York City Transitional                             1,230,881
               Finance Authority, New York,                      --------------
               Future Tax Secured, Series B,
               5.25%, 02/01/2029(c)


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 85


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
               Total Special Tax
                 (Cost $273,195,988)                             $  275,652,505
                                                                 --------------
               Miscellaneous Tax-0.19%
$  5,325,000   Indianapolis Local Public                              5,951,966
               Improvement Bond Bank,
               Indiana, Series B,
               6.00%, 01/10/2013

               Total Miscellaneous Tax
                 (Cost $5,254,490)                                    5,951,966
                                                                 --------------
               Total Tax Supported
                 (Cost $1,016,682,210)                            1,020,546,143
                                                                 --------------
               Revenue-11.94%
               Education - Other-0.15%
   2,500,000   Pima County, Arizona,                                  2,493,625
               Industrial Development
               Authority, Education Revenue,
               Refunding, Horizon Community
               Learning Center,
               4.45%, 06/01/2014
   2,245,000   Red River, Texas, Education                            2,244,933
               Finance Revenue, Parish Day                       --------------
               School Project, Series A,
               3.10%, 12/01/2031

               Total Education - Other (Cost $4,735,954)              4,738,558
                                                                 --------------
               Electric Revenue-4.44%
  19,620,000   Long Island Power Authority,                          19,880,946
               New York, Electric System
               Revenue, Series B,
               5.00%, 06/01/2006
   7,000,000   Long Island Power Authority,                           7,219,590
               New York, Electric System
               Revenue, Series A,
               5.00%, 06/01/2007
   3,500,000   Washington State, Public Power                         3,645,005
               Supply System Revenue, Nuclear
               Project No. 3, Series B,
               5.60%, 07/01/2007
   1,000,000   San Antonio, Texas, Electric &                         1,047,540
               Gas, Power System Revenue,
               5.25%, 02/01/2008
  24,025,000   California Department of Water                        25,393,704
               Resources, Power Supply
               Revenue, Series A,
               5.50%, 05/01/2008


_______________________________________________________________________________

86 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$  6,115,000   Long Island Power Authority,                      $    6,350,122
               New York, Electric System
               Revenue, Series A,
               5.00%, 06/01/2008
   2,370,000   Salt River Agricultural                                2,503,881
               Improvement & Power District,
               Arizona, Power Distribution
               Electric System, Revenue,
               Refunding, Salt River Project,
               Series A,
               5.00%, 01/01/2009
   3,810,000   North Carolina Eastern                                 4,073,690
               Municipal Power Agency, Power
               System Revenue, Series B,
               6.125%, 01/01/2009
   4,130,000   San Antonio, Texas, Electric &                         4,390,603
               Gas, Refunding System,
               5.25%, 02/01/2009
   8,515,000   California Department of Water                         9,144,088
               Resources, Power Supply
               Revenue, Series A,
               5.50%, 05/01/2009
   4,280,000   Midland County, Michigan,                              4,473,627
               Economic Development Corp.,
               Pollution Control Revenue,
               Series A, AMT,
               6.875%, 07/23/2009
   7,130,000   Salt River Agricultural                                7,617,122
               Improvement & Power District,
               Arizona, Power Distribution
               Electric System, Revenue,
               Refunding, Salt River Project,
               Series A,
               5.00%, 01/01/2010
   2,875,000   Salt River Agricultural                                3,071,420
               Improvement & Power District,
               Arizona, Power Distribution
               Electric System, Revenue,
               Refunding, Salt River Project,
               Series C,
               5.00%, 01/01/2010
   1,115,000   San Antonio, Texas, Electric &                         1,211,124
               Gas, Refunding System,
               5.50%, 02/01/2010
   2,765,000   North Carolina Eastern                                 2,918,706
               Municipal Power Agency, Power
               System Revenue, Refunding,
               Series C,
               5.25%, 01/01/2011


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 87


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$  3,570,000   North Carolina Eastern                            $    3,810,190
               Municipal Power Agency, Power
               System Revenue, Refunding,
               Series A,
               5.50%, 01/01/2011
  10,000,000   North Carolina Municipal Power                        10,895,200
               Agency No. 1, Catawba Electric
               Revenue, Series A,
               5.50%, 01/01/2012
   2,395,000   Minnesota State, Municipal                             2,494,057
               Power Agency, Electric
               Revenue,
               4.50%, 10/01/2012
   2,395,000   Seattle, Washington, Municipal                         2,625,950
               Light & Power Revenue,
               5.625%, 12/01/2012
   3,640,000   North Carolina Municipal Power                         3,987,183
               Agency No. 1, Catawba Electric
               Revenue, Series A,
               5.50%, 01/01/2013
     630,000   North Carolina Eastern                                   697,511
               Municipal Power Agency, Power
               System Revenue, Series D,
               6.45%, 01/01/2014
   2,345,000   Seattle, Washington, Municipal                         2,566,509
               Light & Power Revenue,
               5.625%, 12/01/2014
   1,850,000   Seattle, Washington, Municipal                         2,003,920
               Light & Power Revenue,
               5.625%, 12/01/2016
   1,880,000   North Carolina Eastern                                 1,991,409
               Municipal Power Agency, Power
               System Revenue, Series B,
               5.70%, 01/01/2017
   2,500,000   San Antonio, Texas, Electric &                         2,736,950
               Gas, Power System Revenue,
               5.375%, 02/01/2020
   4,815,000   Orlando Utilities Commission,                          5,197,359
               Florida, Water & Electric                         --------------
               Revenue,
               5.25%, 10/01/2020

               Total Electric Revenue
                 (Cost $139,364,847)                                141,947,406
                                                                 --------------
               Health Care Revenue-1.79%
   3,285,000   Indiana Health Facility                                3,377,933
               Financing Authority Revenue,
               Ascension Health Subordinated
               Credit, Series A,
               5.00%, 05/01/2007


_______________________________________________________________________________

88 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$    730,000   Connecticut State Health &                        $      737,497
               Educational Facility Authority
               Revenue, Hospital for Special
               Care, Series B,
               5.125%, 07/01/2007
   2,090,000   Cuyahoga County, Ohio,                                 2,222,464
               Hospital Facilities Revenue,
               Canton Incorporated Project,
               6.75%, 01/01/2010
   3,215,000   Chattanooga Health,                                    3,390,732
               Educational & Housing Facility
               Board, Tennessee, Catholic
               Health Initiatives, Series A,
               5.375%, 12/01/2011
   1,240,000   Kentucky Economic Development                          1,307,778
               Finance Authority, Revenue,
               Catholic Health Initiatives,
               Series A,
               5.375%, 12/01/2011
   2,770,000   Saint Paul, Minnesota, Housing                         2,839,887
               & Redevelopment Authority,
               Hospital Revenue, Healtheast
               Project,
               5.15%, 11/15/2020
   1,320,000   Chester County Health &                                1,406,434
               Education Facilities
               Authority, Pennsylvania,
               Hospital Revenue, Chester
               County Hospital, Series A,
               6.75%, 07/01/2021
   1,750,000   Saint Paul, Minnesota, Housing                         1,877,470
               & Redevelopment Authority,
               Hospital Revenue, Healtheast
               Project,
               5.75%, 11/15/2021
   3,020,000   Allegheny County Hospital                              3,611,980
               Development Authority,
               Pennsylvania, Revenue, West
               Pennsylvania Health System,
               Series B,
               9.25%, 11/15/2022
   9,230,000   Jacksonville, Florida,                                 9,308,547
               Economic Development
               Commission, Healthcare
               Facilities Revenue, Series B,
               4.00%, 09/01/2023
   6,990,000   Miami Beach, Florida, Health                           7,825,864
               Facilities Authority Hospital
               Revenue, Refunding, Mount
               Sinai Medical Center,
               6.75%, 11/15/2024


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 89


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$  6,560,000   California Statewide                              $    6,609,791
               Communities Development
               Authority, Revenue, Kaiser
               Permanente, Series E,
               3.875%, 04/01/2032
  12,665,000   California Statewide                                  12,506,688
               Communities Development                           --------------
               Authority, Revenue, Kaiser
               Permanente, Series F,
               2.30%, 04/01/2033

               Total Health Care Revenue
                 (Cost $55,296,231)                                  57,023,065
                                                                 --------------
               Higher Education Revenue-0.19%
      75,000   Virginia Polytechnic                                      77,540
               Institute, State University,
               Revenue, Unrefunded Balance,
               Series A,
               5.25%, 06/01/2008
   1,260,000   Texas A & M University,                                1,361,380
               Revenue, Financing System,
               Series B,
               5.00%, 05/15/2012
   1,165,000   Vermont Educational & Health                           1,214,419
               Buildings Financing Agency,
               Revenue, Norwich University
               Project,
               5.50%, 07/01/2018
   2,820,000   Massachusetts Health &                                 3,512,592
               Educational Facilities                            --------------
               Authority, Revenue, Harvard
               University, Series N,
               6.25%, 04/01/2020

               Total Higher Education Revenue
                 (Cost $5,481,960)                                    6,165,931
                                                                 --------------
               Toll Revenue-0.73%
   4,000,000   Pocahontas Parkway                                     2,363,200
               Association, Virginia Toll
               Road Revenue, Capital
               Appreciation, Senior Series B,
               0.00%, 08/15/2015
  19,835,000   Triborough Bridge & Tunnel                            20,963,215
                                                                 --------------
               Authority, New York, Toll
               Revenue, Series B,
               5.00%, 11/15/2020

               Total Toll Revenue (Cost $22,824,379)                 23,326,415
                                                                 --------------


_______________________________________________________________________________

90 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
               Water/Sewer Revenue-2.51%
$ 20,085,000   Logan/Todd Regional Water                         $   20,303,725
               Commission, Kentucky, Revenue,
               Refunding,
               4.00%, 02/01/2007
   2,000,000   Indiana Bond Bank, Revenue,                            2,081,680
               Series B,
               5.00%, 02/01/2008
   5,000,000   Todd Creek Farms, Metropolitan                         4,918,700
               District No. 1, Colorado,
               Water Revenue, Refunding &
               Improvement,
               4.75%, 12/01/2009
   1,940,000   Massachusetts Water Pollution                          2,090,311
               Abatement Trust, Pool Program
               Bonds, Series 7,
               5.25%, 02/01/2010
   2,230,000   Texas State Water Development                          2,272,950
               Board, Revenue, Revolving
               Senior Lien, Series A,
               5.50%, 07/15/2010
   5,045,000   Minnesota Public Facilities                            5,440,377
               Authority, Water Pollution
               Control, Revenue, Refunding,
               Series D,
               5.00%, 03/01/2011
   1,525,000   Arizona Water Infrastructure                           1,675,746
               Finance Authority, Revenue,
               Water Quality, Series A,
               5.75%, 10/01/2011
   3,620,000   Dallas, Texas, Waterworks &                            3,831,553
               Sewer System, Revenue,
               5.00%, 10/01/2013
      55,000   Massachusetts Water Pollution                             61,628
               Abatement Trust, Series B,
               5.25%, 08/01/2014
   7,765,000   Guam Government, Waterworks                            7,727,340
               Authority, Certificates of
               Participation,
               5.18%, 07/01/2015
   3,460,000   Massachusetts Water Pollution                          3,673,413
               Abatement Trust, New Bedford
               Program, Series A,
               5.125%, 02/01/2016
   3,500,000   Ohio State Water Development                           3,856,335
               Authority, Pollution Control,
               Revenue,
               5.25%, 06/01/2017


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 91


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$  6,850,000   Ohio State Water Development                      $    7,547,398
               Authority, Pollution Control,
               Revenue,
               5.25%, 12/01/2017
   3,460,000   Michigan Municipal Bond                                3,767,594
               Authority, Revenue, Drinking
               Water Revolving Fund,
               5.25%, 10/01/2018
   1,160,000   Tampa, Florida, Water & Sewer,                         1,261,187
               Revenue, Refunding, Series A,
               5.25%, 10/01/2018
   4,500,000   Michigan Municipal Bond                                4,900,050
               Authority, Revenue, Clean
               Water State Revolving Fund,
               5.25%, 10/01/2019
   4,325,000   Michigan Municipal Bond                                4,745,217
               Authority, Revenue, Clean                         --------------
               Water State Revolving Fund,
               5.375%, 10/01/2021

               Total Water/Sewer Revenue
                 (Cost $78,641,972)                                  80,155,204
                                                                 --------------
               Miscellaneous Revenue-0.41%
   1,540,000   Broward County, Florida,                               1,570,954
               Resource Recovery, Revenue,
               Refunding, Wheelabrator South,
               Series A,
               5.00%, 12/01/2006
   1,700,000   Mashantucket Western Pequot                            1,794,469
               Tribe, Connecticut, Special
               Revenue, Sub Series B,
               5.55%, 09/01/2008(f)
   3,510,000   Broad Street Community                                 3,883,394
               Development Authority,
               Virginia, Revenue,
               7.125%, 06/01/2015
   4,735,000   Port Authority Columbiana                              4,776,194
               County, Ohio, Solid Waste
               Facilities Revenue, Liberty
               Waste, Series A,
               7.00%, 08/01/2021
     900,000   Louisiana Local Government                               950,517
               Environmental Facilities &                        --------------
               Community Development
               Authority, Revenue, Air Cargo,
               6.65%, 01/01/2025

               Total Miscellaneous Revenue
                 (Cost $12,423,503)                                  12,975,528
                                                                 --------------


_______________________________________________________________________________

92 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
               Industrial Development/Pollution
               Control Revenue-1.72%
$  1,115,000   Richland County, South                            $    1,126,440
               Carolina, Environmental
               Improvement Revenue,
               International Paper Co.
               Projects, Series A,
               4.25%, 10/01/2007
   3,000,000   Russell County, Virginia,                              2,970,240
               Industrial Development
               Authority, Pollution Control
               Revenue, Appalachian Power Co.
               Project, Series I,
               2.70%, 11/01/2007(c)
   6,100,000   Springfield Airport Authority,                         6,245,851
               Illinois, Garrett Aviation
               Services Project,
               4.40%, 02/01/2008
   3,600,000   Chesapeake, Virginia,                                  3,644,532
               Industrial Development
               Authority, Revenue, Pollution
               Control Project,
               5.25%, 02/01/2008(c)
   7,220,000   Gulf Coast Waste Disposal                              7,208,520
               Authority, Texas, Waste
               Management, Series D,
               3.20%, 04/01/2012(c)
     670,000   Franklin, Wisconsin, Solid                               670,536
               Waste Disposal Revenue, Waste
               Management,
               3.625%, 04/01/2016(c)
   4,465,000   Dickinson County Economic                              4,795,901
               Development Corp., Michigan,
               Environmental Improvement
               Revenue, International Paper
               Co. Project, Series A,
               5.75%, 06/01/2016
   2,500,000   Pennsylvania Economic                                  2,493,425
               Development Financing
               Authority, Solid Waste
               Disposal Revenue, Waste
               Management Inc. Project,
               Series A, AMT,
               3.25%, 11/01/2021(c)
   5,305,000   Oklahoma Development Finance                           5,293,859
               Authority, Revenue, Solid
               Waste Disposal, Series A,
               3.30%, 12/01/2021(c)


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 93


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$ 13,025,000   Beaver County Industrial                          $   12,992,047
               Development Authority,
               Pennsylvania, Pollution
               Control, Revenue, Refunding,
               Cleveland Electric Project,
               3.75%, 10/01/2030(c)
   1,125,000   Clark County, Nevada,                                  1,094,839
               Pollution Control Revenue,
               Southern California, Series C,
               3.25%, 06/01/2031(c)
   1,895,000   Cobb County, Georgia,                                  1,879,480
               Development Authority, Solid
               Waste Disposal Revenue,
               Georgia Waste Management
               Project, Series A,
               3.10%, 04/01/2033(c)
   4,500,000   California Pollution Control                           4,495,005
               Financing Authority, Solid
               Waste Disposal Revenue,
               Republic Services, Inc., Project,
               2.85%, 12/01/2033(c)

               Total Industrial Development/Pollution
               Control Revenue (Cost $54,437,107)                    54,910,675
                                                                 --------------
               Total Revenue
                 (Cost $373,205,953)                                381,242,782
                                                                 --------------
               Asset-Backed Securities-0.46%
               Housing-0.46%
   3,020,000   Chicago Housing Authority,                             3,107,459
               Illinois, Capital Program
               Revenue,
               5.00%, 07/01/2007
   1,438,000   Maine Housing Authority,                               1,438,000
               General Housing, Revenue, Draw
               Down, Series A,
               3.45%, 01/01/2010(c)
   2,070,000   Maricopa County Industrial                             2,098,980
               Development Authority,
               Arizona, Multifamily Housing
               Revenue, Steeplechase
               Apartments Project, Series B,
               AMT,
               6.25%, 12/01/2020
     690,000   Sedgwick & Shawnee Counties,                             714,026
               Kansas, Single-Family Revenue,
               GNMA Mortgage-Backed
               Securities Program, Series
               A-1, AMT,
               6.50%, 12/01/2022(c)


_______________________________________________________________________________

94 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$    650,000   Jefferson Parish, Louisiana,                      $      666,640
               Home Mortgage Revenue, FNMA &
               GNMA Mortgage-Backed
               Securities, Series C-1, AMT,
               5.40%, 12/01/2024
   2,175,000   Munimae Trust, Certificate                             2,191,508
               Class A-5, FHLMC,
               4.80%, 07/14/2026
   1,120,000   District of Columbia Housing                           1,131,379
               Finance Agency, Single-Family
               FNMA & GNMA Mortgage Revenue,
               Series A, AMT,
               6.25%, 12/01/2028
     295,000   Oklahoma Housing Finance                                 307,314
               Agency, Single-Family
               Redevelopment, Mortgage
               Homeownership Loan,
               Series B-2, AMT,
               6.55%, 03/01/2029
     570,000   Missouri State Housing                                   590,822
               Development Commission, FNMA &
               GNMA Mortgage Revenue,
               Single-Family, Series B-2,
               AMT,
               6.40%, 09/01/2029
     165,000   Chicago, Illinois, Single-                               172,047
               Family Mortgage Revenue,
               Series A, FNMA, GNMA,
               6.35%, 10/01/2030
   2,370,000   Minnesota State Housing                                2,334,853
               Finance Agency, Residential                       --------------
               Housing, Series L-2,
               2.35%, 01/01/2031

               Total Housing
                 (Cost $14,729,881)                                  14,753,028
                                                                 --------------
               Total Asset-Backed Securities
                 (Cost $14,729,881)                                  14,753,028
                                                                 --------------
               Tax Exempt Variable-Rate
               Demand Notes/Short-Term
               Notes-0.95%
  16,855,000   New Orleans, Louisiana,                               16,687,967
               Sewerage Service, Bond
               Anticipation Notes,
               3.00%, 07/26/2006
   2,040,000   Texas State, Tax & Revenue,                            2,067,214
               Anticipation Notes,
               4.50%, 08/31/2006


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 95


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$  2,100,000   Berkeley County, South                            $    2,100,000
               Carolina, Exempt Facility
               Industrial Revenue, Amoco
               Chemical Co., Project,
               2.93%, 04/01/2028
   2,600,000   Connecticut State, Health &                            2,600,000
               Educational Facilities
               Authority, Yale University,
               Series T-1,
               2.80%, 07/01/2029
   3,000,000   Decatur, Alabama, Industrial                           3,000,000
               Development Board
               Environmental Facilities,
               Revenue, BP Amoco Chemical Co.
               Project,
               2.93%, 11/01/2035
   3,800,000   Gulf Coast Waste Disposal                              3,800,000
               Authority, Texas,                                 --------------
               Environmental Facilities
               Revenue, BP Amoco Chemical
               Project, Series B,
               2.93%, 09/01/2038

               Total Tax Exempt Variable-Rate
                 Demand Notes/Short-Term Notes
                 (Cost $29,542,937)                                  30,255,181
                                                                 --------------
               Investment Summary
               Total Investments-99.35%
                 (Cost $3,128,737,061)(g)                         3,172,134,706
               Cash and Other Assets,
                 Less Liabilities-0.65%                              20,763,143
                                                                 --------------
               Net Assets-100.00%                                $3,192,897,849
                                                                 ==============


INTEREST RATE SWAP CONTRACTS

                                                                                               Unrealized
    Notional                                     Rate                          Termination    Appreciation/
     Amount           Description              Received         Rate Paid         Date       (Depreciation)
-------------------------------------------------------------------------------------------------------------
$ 129,000,000      Goldman Sachs               Variable*         76.48% of      02/03/2006     $ (109,439)
                   Interest Rate Swap                         1 Month LIBOR+

  129,000,000      Merrill Lynch Interest      85.10% of         Variable*      02/03/2006        290,291
                   Rate Swap                1 Month LIBOR+

   30,000,000      JP Morgan Interest           2.988%           Variable*      04/05/2007        (82,320)
                   Rate Swap

   31,000,000      Citigroup Interest           2.962%           Variable*      06/22/2007       (166,263)
                   Rate Swap


_______________________________________________________________________________

96 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


INTEREST RATE SWAP CONTRACTS (continued)

                                                                                           Unrealized
   Notional                                    Rate                       Termination     Appreciation/
    Amount          Description              Received       Rate Paid        Date        (Depreciation)
---------------------------------------------------------------------------------------------------------
 $12,400,000       Goldman Sachs          3 Month LIBOR+      4.156%       08/01/2011      $ 313,833
                   Interest Rate Swap

  15,000,000       JP Morgan Interest     3 Month LIBOR+      4.258%       07/01/2013        422,278
                   Rate Swap


* Variable interest based on the BMA (Bond Market Association) Municipal Swap Index, which fluctuates weekly.

+  Interest based on LIBOR (London Interbank Offered Rate).


FINANCIAL FUTURES CONTRACT SOLD

                      Number of     Expiration        Original         Value at           Unrealized
Type                  Contracts        Month           Value       September 30, 2005    Appreciation
---------------------------------------------------------------------------------------------------------
Interest Rate Swap
  10 Yr Futures          22        December 2005     $ 2,457,125      $ 2,406,250          $ 50,875



(a) Represents entire or partial position segregated as collateral for open futures contracts.

(b) Represents entire or partial position segregated as collateral for when issued and delayed delivery security.

(c)  Variable rate coupon, rate shown as of September 30, 2005.

(d) Represents entire or partial position segregated as collateral for interest rate swap.

(e)  When-issued security.

(f) Securities are exempt from registration under Rule 144A of Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the aggregate market value of these securities amounted to $26,415,745 or 0.8% of net assets.

(g) At September 30, 2005, the cost basis of investment securities for tax purposes was $3,128,737,494. Gross unrealized appreciation of investments was $60,810,191 and gross unrealized depreciation of investments was $17,412,979, resulting in net unrealized appreciation of $43,397,212 (excluding swap and future transactions).

Explanation of abbreviations:

ACA - American Capital Access

AMBAC - American Municipal Bond Assurance Corporation

AMT - Subject to Alternative Minimum Tax

CPI - Consumer Price Index

CSOB - Cowlitz Sewer Operation Board

FGIC - Financial Guaranty Insurance Company

FHA - Federal Housing Authority

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FSA - Financial Security Assurance, Inc.

GNMA - Government National Mortgage Association

IBC - International Bancshares Corporation

MBIA - Municipal Bond Investors Assurance Corporation

MTA - Metropolitan Transportation Authority

PSF Guaranteed - (Texas) Permanent Schools Funds

Q-SBLF - Qualified School Bond Loan Fund

RADIAN - Radian Group, Inc.

SCSDE - South Carolina State Department of Education

XLCA - XL Capital Assurance, Inc.


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 97


Allocation of Portfolio Net Assets at September 30, 2005:

Alabama                                      1.36%
Alaska                                       0.27
Arizona                                      1.46
Arkansas                                     0.03
California                                   7.38
Colorado                                     1.94
Connecticut                                  1.17
Delaware                                     0.31
Florida                                      8.54
Georgia                                      0.76
Hawaii                                       1.98
Illinois                                     4.61
Indiana                                      0.85
Kansas                                       0.14
Kentucky                                     0.82
Louisiana                                    0.91
Maine                                        0.05
Maryland                                     3.46
Massachusetts                                6.62
Michigan                                     2.55
Minnesota                                    0.58
Missouri                                     0.32
Nebraska                                     0.36
Nevada                                       1.11
New Hampshire                                0.45
New Jersey                                   4.69
New Mexico                                   0.04
New York                                    10.16
North Carolina                               4.07
Ohio                                         2.76
Oklahoma                                     2.61
Oregon                                       0.41
Pennsylvania                                 6.14
Rhode Island                                 0.49
South Carolina                               2.02
Tennessee                                    0.48
Texas                                        9.98
Utah                                         0.15
Vermont                                      0.04
Virginia                                     1.93
Washington                                   3.62
West Virginia                                0.18
Wisconsin                                    0.28
Guam                                         0.24
Puerto Rico                                  0.49
District of Columbia                         0.54
Cash and Other Assets, Less Liabilities      0.65
                                           ------
Total                                      100.00%
                                           ------

See Notes to Financial Statements.


_______________________________________________________________________________

98 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


INTERMEDIATE NEW YORK PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2005


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
               Prerefunded/Escrowed-11.04%
$    585,000   New York City, New York,                          $      590,441
               Series G,
               5.75%, 02/01/2006
               Escrowed to Maturity
   2,135,000   New York State Environmental                           2,207,547
               Facilities Corp., Pollution
               Control Revenue, Prerefunded,
               State Water Revolving Fund,
               Series A,
               4.95%, 06/15/2010
               Prerefunded 06/15/2006 @ 102
     790,000   New York State Environmental                             818,187
               Facilities Corp., Pollution
               Control Revenue, Prerefunded,
               State Water Revolving Fund,
               Series A,
               5.20%, 12/15/2015
               Prerefunded 06/15/2006 @ 102
   1,645,000   MTA, New York, Transit                                 1,675,498
               Facilities Service Contract,
               5.40%, 07/01/2006
               Escrowed to Maturity
   2,495,000   New York State Dormitory                               2,595,524
               Authority, Revenue,
               Prerefunded, City University,
               5.75%, 07/01/2007
               Prerefunded 07/01/2006 @ 102
   1,040,000   New York State Dormitory                               1,098,115
               Authority, Mental Health
               Services, Series A,
               5.70%, 02/15/2009
               Prerefunded 02/15/2007 @ 102
       5,000   New York State Dormitory                                   5,279
               Authority, Mental Health
               Services, Series A,
               5.70%, 02/15/2009
               Prerefunded 02/15/2007 @ 102
   2,435,000   New York City, New York,                               2,615,458
               Series M, AMBAC,
               7.50%, 06/01/2007
               Escrowed to Maturity
   1,885,000   New York State Environmental                           1,980,211
               Facilities Corp., Pollution
               Control Revenue, State
               Revolving Fund, New York City
               Municipal Water Finance
               Authority Series 97-D,
               6.00%, 06/15/2007
               Escrowed to Maturity


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 99


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$  5,075,000   Municipal Assistance Corp.,                       $    5,273,839
               New York City, Series O,
               5.25%, 07/01/2007
               Economically Defeased
   1,250,000   MTA, New York, Transit                                 1,303,175
               Facilities, Service Contract,
               Series 7,
               5.45%, 07/01/2007
               Escrowed to Maturity
   1,000,000   MTA, New York, Commuter                                1,051,800
               Facilities, Series A, MBIA,
               6.00%, 07/01/2007
               Escrowed to Maturity
   2,400,000   MTA, New York, Transit                                 2,536,440
               Facilities, Series K, MBIA,
               6.30%, 07/01/2007
               Escrowed to Maturity
     325,000   New York City, New York,                                 341,413
               Series D, MBIA-IBC,
               5.25%, 08/01/2021
               Prerefunded 08/01/2007 @ 101
   1,635,000   New York State Thruway                                 1,723,797
               Authority, Highway & Bridge,
               Service Contract Revenue,
               Series A2, MBIA,
               5.25%, 04/01/2008
               Escrowed to Maturity
     315,000   New York City Transitional                               333,635
               Finance Authority, Future Tax
               Secured, Series C,
               5.00%, 05/01/2026
               Prerefunded 05/01/2008 @ 101
      10,000   New York City Transitional                                10,592
               Finance Authority, Future Tax
               Secured, 2004, Series C,
               5.00%, 05/01/2026
               Prerefunded 05/01/2008 @ 101
   4,185,000   New York City Transitional                             4,458,322
               Finance Authority, Future Tax
               Secured, Series C,
               5.25%, 05/01/2012
               Prerefunded 05/01/2008 @ 101
   1,910,000   MTA, New York, Transit                                 2,047,023
               Facilities, Service Contract,
               Series O, AMBAC,
               5.75%, 07/01/2008
               Escrowed to Maturity
       5,000   New York State Dormitory                                   5,318
               Authority, Mental Health
               Revenue, Series D,
               5.00%, 08/15/2017
               Prerefunded 08/15/2008 @ 101


_______________________________________________________________________________

100 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$    185,000   New York State Environmental                      $      199,809
               Facilities Corp., Clean Water
               & Drinking Prerefunded
               Revolving Funds, Series D,
               5.15%, 10/15/2019
               Prerefunded 10/15/2008 @ 102
   2,330,000   New York State Urban                                   2,506,474
               Development Corp.,
               Correctional Facilities,
               Series B, AMBAC,
               5.25%, 01/01/2016
               Prerefunded 01/01/2009 @ 101(a)
   1,800,000   Onondaga County, New York,                             1,955,484
               Economically Defeased,
               5.70%, 04/01/2009
               Escrowed to Maturity
   1,865,000   New York City Transitional                             2,018,247
               Finance Authority, Future Tax
               Secured, Series C,
               5.25%, 05/01/2014
               Prerefunded 05/01/2009 @ 101
     500,000   New York City Transitional                               541,085
               Finance Authority, Future Tax
               Secured, Series 1999 C,
               5.25%, 05/01/2015
               Prerefunded 05/01/2009 @ 101
   1,485,000   New York City Municipal Water                          1,634,153
               Finance Authority, New York,
               Series A,
               6.00%, 06/15/2009
               Escrowed to Maturity
   1,495,000   MTA, New York, Commuter                                1,652,110
               Facilities, Series A, MBIA,
               6.10%, 07/01/2009
               Escrowed to Maturity
     440,000   New York State Environmental                             487,106
               Facilities Corp., State
               Revolving Funds, Series B,
               5.875%, 07/15/2020
               Prerefunded 07/15/2009 @ 101
   1,045,000   New York City Transitional                             1,190,098
               Finance Authority, New York,
               Future Tax, Series B,
               6.25%, 11/15/2017
               Prerefunded 05/15/2010 @ 101
   2,740,000   New York City, New York,                               3,149,603
               Series A, XLCA,
               6.50%, 05/15/2017
               Prerefunded 05/15/2010 @ 101


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 101


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$    955,000   New York State Dormitory                          $    1,062,418
               Authority, Mental Health
               Services, Series D, FSA,
               5.75%, 08/15/2011
               Prerefunded 08/15/2010 @ 100
     960,000   New York State Dormitory                               1,067,981
               Authority, Mental Health
               Services, Series D, FSA,
               5.75%, 02/15/2012
               Prerefunded 08/15/2010 @ 100
   2,205,000   New York State Dormitory                               2,465,322
               Authority, Mental Health
               Services, Series D, FSA,
               5.875%, 02/15/2013
               Prerefunded 08/15/2010 @ 100
   3,000,000   New York State Thruway                                 3,293,070
               Authority Revenue, Local
               Highway & Bridge Service
               Contract,
               5.25%, 04/01/2016
               Prerefunded 04/01/2011 @ 100
   5,860,000   New York State Thruway                                 6,432,463
               Authority, Service Contract
               Revenue,
               5.25%, 04/01/2017
               Prerefunded 04/01/2011 @ 100
   6,000,000   New York State Thruway                                 6,586,140
               Authority Revenue, Local
               Highway & Bridge Service
               Contract,
               5.25%, 04/01/2018
               Prerefunded 04/01/2011 @ 100
   1,830,000   Onondaga County, New York,                             2,049,820
               5.70%, 04/01/2011
               Escrowed to Maturity
   1,490,000   New York State Environmental                           1,675,550
               Facilities Corp., Pollution
               Control Revenue, State
               Revolving Fund, New York City
               Municipal Water Finance
               Authority,
               5.75%, 06/15/2011
               Escrowed to Maturity
   4,770,000   New York State Environmental                           5,364,008
               Facilities Corp., State Water
               Revolving Fund, New York City
               Municipal Water Refunding,
               Series A,
               5.75%, 06/15/2011
               Escrowed to Maturity


_______________________________________________________________________________

102 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$  2,715,000   MTA, New York, Commuter                           $    2,985,115
               Facilities Revenue, Series A,
               5.25%, 07/01/2028
               Prerefunded 07/01/2011 @ 100
   1,640,000   New York State Dormitory                               1,824,418
               Authority, Lease Revenue,
               State University, FGIC,
               5.50%, 07/01/2017
               Prerefunded 07/01/2011 @ 100
   1,000,000   New York State Dormitory                               1,112,450
               Authority, Lease Revenue,
               State University, FGIC,
               5.50%, 07/01/2020
               Prerefunded 07/01/2011 @ 100
   1,845,000   Nassau County Interim Finance                          2,045,552
               Authority, New York, Sales Tax
               Secured, Series A1, AMBAC,
               5.375%, 11/15/2015
               Prerefunded 11/15/2011 @ 100
     825,000   Nassau County Interim Finance                            914,678
               Authority, New York, Sales Tax
               Secured, Series A1, AMBAC,
               5.375%, 11/15/2016
               Prerefunded 11/15/2011 @ 100
   1,000,000   MTA, New York, Transit                                 1,087,460
               Facilities Revenue,
               Series B-1, AMBAC,
               5.00%, 07/01/2018
               Prerefunded 01/01/2012 @ 100
  13,995,000   Triborough Bridge & Tunnel                            15,156,865
               Authority, New York, Toll
               Revenue, General Purpose
               Senior Series,
               5.50%, 01/01/2012
               Escrowed to Maturity
   1,400,000   New York State Dormitory                               1,558,956
               Authority, State University
               Dormitory Facilities, Lease
               Revenue,
               5.375%, 07/01/2019
               Prerefunded 07/01/2012 @ 100
   4,670,000   Niagara Falls Bridge                                   5,483,934
               Commission, New York,
               6.30%, 10/01/2012
               Escrowed to Maturity
  10,240,000   New Jersey State                                      11,507,610
               Transportation Trust Fund
               Authority, Series 2003 C,
               5.50%, 06/15/2021
               Prerefunded 06/15/2013 @ 100


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 103


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$  7,860,000   MTA, New York, Dedicated Tax                      $    8,797,148
               Fund, Series A, FSA,
               5.25%, 04/01/2015
               Prerefunded 10/01/2014 @ 100
   1,000,000   New York State Dormitory                               1,055,960
               Authority, North General
               Hospital, Secured Hospital
               Program, Series G, MBIA,
               5.20%, 02/15/2016
               Escrowed to Maturity
   9,370,000   Triborough Bridge & Tunnel                            10,646,756
               Authority, New York, Toll
               Revenue, Series Y,
               5.50%, 01/01/2017
               Escrowed to Maturity
   2,545,000   New York City Transitional                             2,832,229
               Finance Authority, Future Tax
               Secured, Series B,
               5.50%, 02/01/2017
               Escrowed to Maturity
   8,165,000   Triborough Bridge & Tunnel                             8,684,457
               Authority, New York, Special
               Obligation, Series A, MBIA,
               5.125%, 01/01/2018
               Escrowed to Maturity
   1,260,000   MTA, New York, Commuter                                1,313,966
               Facilities, Series B, AMBAC,                      --------------
               5.00%, 07/01/2020
               Escrowed to Maturity

               Total Prerefunded/Escrowed
                 (Cost $147,849,890)                                155,010,109
                                                                 --------------
               Insured-43.41%
   1,000,000   Port Authority of New York &                           1,015,580
               New Jersey, Consolidated
               139th, FGIC,
               4.50%, 10/01/2006(b)
   1,205,000   Port Authority of New York &                           1,244,729
               New Jersey, Special Obligation
               Revenue, MBIA,
               6.00%, 12/01/2006
   2,000,000   New York State Dormitory                               2,076,020
               Authority, State University,
               Series B, FGIC,
               5.375%, 05/15/2007
   2,565,000   New York City, New York,                               2,747,756
               Unrefunded Balance, Series M,
               AMBAC,
               7.50%, 06/01/2007


_______________________________________________________________________________

104 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$  4,000,000   Westchester County Industrial                     $    4,042,920
               Development Agency, New York,
               Resource Recovery Revenue,
               Series A, AMBAC,
               5.60%, 07/01/2007
   1,265,000   New York City, New York,                               1,360,115
               Series B, AMBAC,
               7.25%, 08/15/2007
   3,765,000   MTA, New York, Transportation                          3,961,571
               Revenue, Refunding, Series E,
               MBIA,
               5.50%, 11/15/2007
   1,560,000   New York City Transportation                           1,641,338
               Authority, Certificates of
               Participation, Series A,
               AMBAC,
               5.50%, 01/01/2008
   1,345,000   Babylon, New York, Series A,                           1,521,760
               AMBAC,
               9.20%, 01/15/2008
   1,000,000   New York State Dormitory                               1,044,100
               Authority, Brookdale Hospital
               Revenue, Refunding, Series J,
               AMBAC,
               5.125%, 02/15/2008
   2,060,000   Longwood Central School                                2,131,297
               District, New York, FGIC,
               4.50%, 03/15/2008
   2,750,000   New York State Thruway                                 2,892,588
               Authority, Highway & Bridge
               Trust Fund, Series A, FSA,
               5.25%, 04/01/2008
     525,000   New York State Thruway                                   552,221
               Authority, Service Contract
               Revenue, Series A-2, MBIA,
               5.25%, 04/01/2008
   1,000,000   Suffolk County Waterworks                              1,051,350
               Authority, New York, MBIA,
               5.10%, 06/01/2008
   4,575,000   New York State, Series B,                              4,645,821
               AMBAC,
               5.625%, 08/15/2008
  11,570,000   Port Authority of New York &                          12,206,928
               New Jersey, Consolidated 126th
               Series, FGIC,
               5.25%, 11/15/2008
   2,090,000   Port Authority of New York &                           2,242,716
               New Jersey, Special Obligation
               Revenue, MBIA,
               6.25%, 12/01/2008


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 105


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$  7,985,000   MTA, New York, Service                            $    8,441,183
               Contract, Series B, FGIC,
               5.00%, 01/01/2009
   1,900,000   New York State Dormitory                               2,003,702
               Authority, Lease Revenue,
               Municipal Health Facilities
               Improvement Program, Series 1,
               FSA,
               5.00%, 01/15/2009
   2,750,000   New York State, Series A, FSA,                         2,820,262
               4.00%, 03/15/2009
   1,290,000   New York State Dormitory                               1,366,007
               Authority, State Personal
               Income Tax Revenue, Series A,
               FGIC,
               5.00%, 03/15/2009
   9,280,000   New York State Thruway                                 9,833,552
               Authority, Highway & Bridge
               Trust Fund, Series B, AMBAC,
               5.00%, 04/01/2009
   4,550,000   Long Island Power Authority,                           4,846,296
               New York, Electric System
               Revenue, Series 8, Subseries
               8B-RMK, AMBAC,
               5.25%, 04/01/2009(c)
   3,445,000   New York State Thruway                                 3,659,830
               Authority, Service Contract
               Revenue, Series A-2, MBIA,
               5.375%, 04/01/2009
   2,475,000   Erie County Industrial                                 2,621,619
               Development Agency, New York,
               School Facility Revenue,
               School District of the City of
               Buffalo, FSA,
               5.00%, 05/01/2009
   1,980,000   Suffolk County, New York,                              2,098,681
               Refunding, Series B, FSA,
               5.00%, 05/01/2009
   1,065,000   New York State Dormitory                               1,148,624
               Authority, State University
               Revenue, Educational
               Facilities, Series A, MBIA,
               5.50%, 05/15/2009
   4,055,000   New York State Dormitory                               4,373,398
               Authority, State University
               Revenue, Series A, FGIC,
               5.50%, 05/15/2009
   1,005,000   New York State Dormitory                               1,068,948
               Authority, Jewish Board of
               Family & Children, AMBAC,
               5.00%, 07/01/2009


_______________________________________________________________________________

106 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$  8,135,000   New York State Dormitory                          $    8,723,811
               Authority, City University
               System Revenue, Consolidated
               4th General Series A, MBIA,
               5.25%, 07/01/2009
   3,630,000   New York State Dormitory                               3,875,860
               Authority, City University
               Revenue, Series A, AMBAC,
               5.75%, 07/01/2009
   2,000,000   New York State Dormitory                               2,135,460
               Authority, City University
               Revenue, Series A, FSA,
               5.75%, 07/01/2009
   1,550,000   Babylon, New York, Waste                               1,857,908
               Facilities, FGIC,
               9.00%, 08/01/2009
   3,345,000   New York City, New York,                               3,741,550
               Series D, MBIA-IBC,
               6.50%, 11/01/2009
   2,000,000   MTA, New York, Dedicated Tax                           2,135,200
               Fund, Series A, FSA,
               5.00%, 11/15/2009
   6,270,000   Port Authority of New York &                           6,751,034
               New Jersey, Consolidated 126th
               Series, FGIC,
               5.50%, 11/15/2009
   1,100,000   Long Island Power Authority,                           1,194,094
               New York, Electric System
               Revenue, Series A, AMBAC,
               5.50%, 12/01/2009
   1,090,000   Nassau County, New York,                               1,179,663
               Series G, MBIA,
               5.40%, 01/15/2010
   1,125,000   Hempstead Town, New York,                              1,173,386
               Series A, MBIA,
               4.50%, 02/01/2010
   1,285,000   New York City Transitional                             1,373,871
               Finance Authority, New York,
               Future Tax Secured, Series E,
               MBIA-IBC,
               5.00%, 02/01/2010
   9,475,000   New York City Health &                                10,096,181
               Hospital Corp., Health System
               Revenue, Refunding, Series A,
               AMBAC,
               5.00%, 02/15/2010
   3,150,000   New York State Dormitory                               3,406,001
               Authority, State Personal
               Income Tax Revenue, Series A,
               FGIC,
               5.25%, 03/15/2010


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 107


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$  3,290,000   Long Island Power Authority,                      $    3,518,721
               New York, Electric System
               Revenue, AMBAC,
               5.00%, 04/01/2010
   1,050,000   New York State Thruway                                 1,129,611
               Authority, Local Highway &
               Bridge Service Contract, MBIA,
               5.10%, 04/01/2010
   2,220,000   Erie County Industrial                                 2,376,954
               Development Agency, New York,
               School Facility Revenue,
               School District of the City of
               Buffalo, FSA,
               5.00%, 05/01/2010
   1,145,000   New York State Dormitory                               1,232,295
               Authority, New York,
               University Revenue, Series A,
               MBIA,
               5.00%, 07/01/2010
   6,680,000   MTA, New York, Service                                 7,328,695
               Contract, Series B, FGIC,
               5.50%, 07/01/2010
   1,120,000   Nassau County, New York,                               1,223,622
               Combined Sewer Districts,
               Series A, AMBAC,
               5.50%, 07/01/2010
  10,150,000   MTA, New York, Transportation                         10,945,253
               Revenue, Refunding, Series E,
               MBIA,
               5.00%, 11/15/2010
   4,235,000   Nassau County Interim Finance                          4,566,812
               Authority, New York, Sales Tax
               Secured, Series A, AMBAC,
               5.00%, 11/15/2010
  12,530,000   Port Authority of New York &                          13,650,182
               New Jersey, Consolidated 126th
               Series, FGIC,
               5.50%, 11/15/2010
   7,950,000   Yonkers, New York, Refunding,                          8,519,299
               Series A, MBIA,
               5.00%, 12/01/2010
   8,380,000   New York State Thruway                                 9,030,540
               Authority, General Revenue,
               Series F, AMBAC,
               5.00%, 01/01/2011
   2,310,000   New York State Urban                                   2,511,062
               Development Corp.,
               Correctional Refunding,
               Series A, XLCA,
               5.25%, 01/01/2011


_______________________________________________________________________________

108 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$  3,870,000   New York State Thruway                            $    4,171,318
               Authority, State Personal
               Income Tax Revenue,
               Series A, FSA,
               5.00%, 03/15/2011
   4,405,000   New York State Dormitory                               4,856,557
               Authority, State Personal
               Income Tax, Education,
               Series A, MBIA,
               5.50%, 03/15/2011
   9,360,000   New York State Local                                  10,084,651
               Government Assistance Corp.,
               Refunding, Subordinated Lien,
               Series A-1, FSA,
               5.00%, 04/01/2011
   3,000,000   New York State Thruway                                 3,235,380
               Authority, Highway & Bridge
               Trust Fund, Series B, FSA,
               5.00%, 04/01/2011
   4,085,000   Long Island Power Authority,                           4,305,386
               New York, Electric System
               Revenue, MBIA,
               5.125%, 04/01/2011
   3,675,000   New York State Thruway                                 4,008,947
               Authority, Second General
               Highway and Bridge Trust Fund,
               Series B, AMBAC,
               5.25%, 04/01/2011
   4,625,000   New York State Thruway                                 5,045,274
               Authority, Highway & Bridge
               Trust Fund, Refunding,
               Series C, MBIA-IBC,
               5.25%, 04/01/2011
   6,485,000   New York State Dormitory                               7,291,345
               Authority, State University
               Educational Facilities,
               Series A, MBIA-IBC,
               5.875%, 05/15/2011
   6,025,000   New York City Municipal Water                          6,513,507
               Finance Authority, New York,
               Water & Sewer System Revenue,
               Series D, FSA,
               5.00%, 06/15/2011
   1,580,000   New York State Dormitory                               1,709,007
               Authority, New York,
               University Revenue,
               Series B, MBIA-IBC,
               5.00%, 07/01/2011
   1,085,000   New York State Dormitory                               1,156,903
               Authority, New York, Medical
               College, MBIA,
               5.25%, 07/01/2011


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 109


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$  1,000,000   Nassau County, New York,                          $    1,126,690
               Series A, AMBAC,
               6.00%, 07/01/2011
   1,030,000   New York City, New York,                               1,148,759
               Series F, MBIA-IBC,
               5.75%, 08/01/2011
   6,395,000   New York City, New York,                               7,132,343
               Series G, MBIA-IBC,
               5.75%, 08/01/2011
      45,000   New York State Dormitory                                  49,424
               Authority, Unrefunded Portion,
               Mental Health Services,
               Series D, FSA,
               5.75%, 08/15/2011
   1,865,000   MTA, New York, Dedicated Tax                           2,020,858
               Fund, Series A, MBIA,
               5.00%, 11/15/2011
      40,000   New York State Dormitory                                  43,933
               Authority, Unrefunded Portion,
               Mental Health Services,
               Series D, FSA,
               5.75%, 02/15/2012
   1,000,000   New York State Thruway                                 1,083,980
               Authority, Second General
               Highway and Bridge Trust Fund,
               Series B, FSA,
               5.00%, 04/01/2012
   8,120,000   New York City Municipal Water                          9,277,181
               Finance Authority, Water &
               Sewer System Revenue,
               Series A, AMBAC,
               5.875%, 06/15/2012
   1,540,000   New York State Dormitory                               1,744,343
               Authority, New York,
               University Series A, MBIA,
               5.75%, 07/01/2012
   1,000,000   Nassau County, New York,                               1,139,210
               Series A, FGIC,
               6.00%, 07/01/2012
   2,410,000   Yonkers, New York, Series A,                           2,604,800
               MBIA,
               5.00%, 08/01/2012
  11,630,000   New York City, New York,                              12,744,154
               Series B, FSA,
               5.25%, 08/01/2012
   1,100,000   Albany County, New York, FGIC,                         1,190,871
               5.00%, 10/01/2012
   4,930,000   New York State Thruway                                 5,349,789
               Authority, General Revenue,
               Series F, AMBAC,
               5.00%, 01/01/2013


_______________________________________________________________________________

110 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$  3,680,000   MTA, New York, Service                            $    4,109,456
               Contract, Series B, MBIA,
               5.50%, 01/01/2013
   1,880,000   New York State Dormitory                               1,984,509
               Authority, Municipal Health
               Facilities, Series 1, FSA,
               5.125%, 01/15/2013
   1,110,000   New York State Dormitory                               1,176,822
               Authority, Mental Health,
               Series D, MBIA,
               5.25%, 02/15/2013
     100,000   New York State Dormitory                                 110,339
               Authority, Unrefunded Portion,
               Mental Health Services,
               Series D, FSA,
               5.875%, 02/15/2013
   3,895,000   New York State Local                                   4,236,825
               Government Assistance Corp.,
               Refunding, Subordinated Lien,
               Series A-1, FSA,
               5.00%, 04/01/2013
   5,935,000   New York State Thruway                                 6,455,856
               Authority, Second General
               Highway and Bridge Trust Fund,
               Series B, FGIC,
               5.00%, 04/01/2013
   3,200,000   New York State Thruway                                 3,532,832
               Authority, Second General
               Highway and Bridge Trust Fund,
               Series A, MBIA,
               5.25%, 04/01/2013
   7,985,000   New York City Industrial                               8,310,309
               Development Agency, New York,
               Civic Facility Revenue, Magen
               David Yeshivah Project, ACA,
               4.99%, 06/15/2013
   1,535,000   New York City Municipal Water                          1,768,903
               Finance Authority, New York,
               Series A, AMBAC,
               5.875%, 06/15/2013
   1,135,000   New York State Dormitory                               1,250,475
               Authority, City University
               System, Series 1, FSA,
               5.75%, 07/01/2013
   1,000,000   Nassau County, New York,                               1,149,860
               Series A, FGIC,
               6.00%, 07/01/2013
  17,945,000   New York City Transitional                            19,559,691
               Finance Authority, New York,
               Series D-2, FGIC,
               5.00%, 11/01/2013


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 111


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$  6,975,000   New York City Transitional                        $    7,795,748
               Finance Authority, New York,
               Series A, FGIC,
               5.50%, 11/01/2013
   4,145,000   Nassau County Interim Finance                          4,519,460
               Authority, New York, Series A,
               AMBAC,
               5.00%, 11/15/2013
   2,660,000   MTA, New York, Dedicated Tax                           2,946,535
               Fund, Series A, MBIA,
               5.25%, 11/15/2013
   1,140,000   New York State Dormitory                               1,199,519
               Authority, Brookdale Hospital,
               Secured Hospital Program,
               MBIA,
               5.20%, 02/15/2014
  22,210,000   New York State Thruway                                24,229,333
               Authority, Second General
               Highway and Bridge Trust Fund,
               Series B, FSA,
               5.00%, 04/01/2014
   1,000,000   New York State Urban                                   1,076,490
               Development Corp., Community
               Enhancement Facilities, AMBAC,
               5.125%, 04/01/2014
   1,120,000   Erie County Industrial                                 1,222,648
               Development Agency, New York,
               School Facility Revenue, City
               School District, Buffalo
               Project, FSA,
               5.00%, 05/01/2014
   6,355,000   New York State Dormitory                               6,946,841
               Authority, State University
               Dormitory Facilities,
               Series A, MBIA,
               5.00%, 07/01/2014
   3,930,000   New York State Dormitory                               4,130,627
               Authority, Secured Hospital
               Program, Series E, MBIA,
               5.20%, 02/15/2015
   1,355,000   New York State Local                                   1,433,522
               Government Assistance Corp.,
               Series A, FGIC,
               5.00%, 04/01/2015
   4,725,000   New York State Dormitory                               5,178,647
               Authority, State University
               Dormitory Facilities,
               Series A, MBIA,
               5.00%, 07/01/2015


_______________________________________________________________________________

112 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$  1,355,000   Port Authority of New York &                      $    1,411,504
               New Jersey, Consolidated 117th
               Series, FGIC, AMT,
               5.125%, 11/15/2015
     765,000   Nassau County Interim Finance                            842,387
               Authority, New York, Sales Tax
               Secured, Series A1, AMBAC,
               5.375%, 11/15/2015
   2,220,000   Long Island Power Authority,                           2,338,948
               New York, Electric System
               Revenue, Series A, FSA,
               5.00%, 12/01/2015
   5,820,000   New York State Dormitory                               6,083,297
               Authority, Revenue, Wyckoff
               Heights, Series H, MBIA,
               5.20%, 02/15/2016
   5,905,000   New York State Dormitory                               6,575,985
               Authority, State University
               Educational Facilities,
               Series 1989, MBIA,
               6.00%, 05/15/2016
   2,240,000   New York City, New York,                               2,344,138
               Series B, FSA,
               5.25%, 08/01/2016
     335,000   Nassau County Interim Finance                            367,924
               Authority, New York, Sales Tax
               Secured, Series A1, AMBAC,
               5.375%, 11/15/2016
   1,310,000   New York State Thruway                                 1,362,741
               Authority, Highway & Bridge
               Trust Fund, Series B, FSA,
               5.00%, 04/01/2017
   2,045,000   New York State, Series D,                              2,171,954
               AMBAC,
               5.00%, 07/15/2017
   4,855,000   New York State Dormitory                               5,107,606
               Authority, Mental Health,
               Series D, MBIA,
               5.00%, 08/15/2017
   1,900,000   New York State Thruway                                 2,043,545
               Authority, State Personal
               Income Tax Revenue,
               Series 2005 A, FSA,
               5.00%, 03/15/2018
   1,120,000   New York State Thruway                                 1,224,821
               Authority, Highway & Bridge
               Trust Fund, Series A, FGIC,
               5.00%, 04/01/2018


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 113


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$  1,000,000   New York State Dormitory                          $    1,075,170
               Authority, Winthrop University
               Hospital Associates, Series A,
               AMBAC,
               5.25%, 07/01/2018
   1,000,000   New York State Dormitory                               1,194,710
               Authority, New York,
               University Series A, MBIA,
               6.00%, 07/01/2018
   2,720,000   New York State Housing Finance                         2,888,450
               Agency, Service Contract
               Obligation Revenue, Series C,
               MBIA-IBC,
               5.50%, 09/15/2018
   5,325,000   MTA, New York, Revenue,                                5,915,756
               Refunding, Series A, AMBAC,
               5.50%, 11/15/2018
   2,310,000   New York State Environmental                           2,503,370
               Facilities Corp., Personal
               Income Tax Revenue, Series A,
               FGIC,
               5.25%, 01/01/2019
   1,780,000   New York State Dormitory                               1,887,316
               Authority, Mental Health
               Services, Series C, MBIA,
               5.25%, 02/15/2019
   2,500,000   New York State Thruway                                 2,649,625
               Authority, State Personal
               Income Tax Revenue, Series A,
               MBIA,
               5.00%, 03/15/2019
   1,325,000   New York State Dormitory                               1,425,303
               Authority, South Nassau
               Community Hospital, Series B,
               AMBAC,
               5.25%, 07/01/2019
   1,030,000   New York State Environmental                           1,112,184
               Facilities Corp., Personal
               Income Tax Revenue, Series A,
               FGIC,
               5.25%, 01/01/2020
   3,000,000   New York City Transitional                             3,218,100
               Finance Authority, Future Tax
               Secured, Series C, AMBAC,
               5.25%, 08/01/2020
   6,265,000   New York State Urban                                   6,730,615
               Development Corp., State
               Personal Income Tax Revenue,
               Series 2005 A-1, AMBAC,
               5.00%, 12/15/2020


_______________________________________________________________________________

114 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$  2,000,000   New York City Transitional                        $    2,149,340
               Finance Authority, Series E,
               MBIA,
               5.25%, 02/01/2021
   5,150,000   New York State Dormitory                               5,470,021
               Authority, Mental Health
               Services, Series D, FGIC,
               5.00%, 02/15/2021
   1,055,000   New York State Thruway                                 1,119,376
               Authority, General Highway &
               Bridge Trust Fund, Series A,
               MBIA,
               5.00%, 04/01/2021
  10,175,000   Puerto Rico Commonwealth,                             10,689,346
               Refunding, Public Improvement,
               Series C, FSA,
               5.00%, 07/01/2021
     895,000   New York City, New York,                                 921,787
               Series D, MBIA-IBC,
               5.25%, 08/01/2021
   7,910,000   New York State Thruway                                 8,398,996
               Authority, State Personal
               Income Tax Revenue, Series A,
               FSA,
               5.00%, 03/15/2022
   1,000,000   New York City Municipal Water                          1,037,900
               Finance Authority, New York,
               Series A, AMBAC,
               5.125%, 06/15/2022
   2,500,000   Long Island Power Authority,                           2,628,750
               New York, Electric System
               Revenue, Series A, FSA,
               5.125%, 12/01/2022
   4,910,000   New York State Dormitory                               5,183,929
               Authority, Mental Health
               Services, Series B, AMBAC,
               5.00%, 02/15/2023
   5,665,000   New York State Thruway                                 6,012,888
               Authority, State Personal
               Income Tax Revenue, Series A,
               AMBAC,
               5.00%, 03/15/2023
   1,000,000   New York City Transitional                             1,054,860
               Finance Authority, New York,
               Future Tax Secured, Series B,
               AMBAC,
               5.00%, 08/01/2023
   1,240,000   New York City, New York,                               1,285,483
               Series J, MBIA,
               5.00%, 08/01/2023


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 115


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$  7,665,000   New York State Dormitory                          $    8,092,630
               Authority, Mental Health
               Services, Series D, FGIC,
               5.00%, 08/15/2023
   5,300,000   Long Island Power Authority,                           5,636,921
               New York, Electric System
               Revenue, Series A, MBIA-IBC,
               5.50%, 12/01/2023
   1,000,000   New York State Environmental                           1,062,010
               Facilities Corp., State
               Environment, Series A, FGIC,
               5.00%, 12/15/2023
   1,000,000   New York State Thruway                                 1,057,260
               Authority, Second General
               Highway and Bridge Trust Fund,
               Series A, MBIA,
               5.00%, 04/01/2024
   1,520,000   Erie County Industrial                                 1,719,637
               Development Agency, School
               Facility Revenue, City School
               District, Buffalo Project, FSA,
               5.75%, 05/01/2024
   4,485,000   New York City Municipal Water                          4,752,530
               Finance Authority, New York,
               Water & Sewer System Revenue,
               Series B, AMBAC,
               5.00%, 06/15/2024
  15,000,000   Sales Tax Asset Receivable                            15,905,250
               Corp., Refunding, Series A,
               MBIA,
               5.00%, 10/15/2024
   4,135,000   Puerto Rico Public Finance                             4,512,608
               Corp., Commonwealth
               Appropriated, Series A, AMBAC,
               5.25%, 08/01/2030
  14,640,000   Puerto Rico Public Finance                            15,976,925
               Corp., Commonwealth
               Appropriated, Series A, FGIC,
               5.25%, 08/01/2031
  17,600,000   Energy Research & Development                         17,477,504
               Authority, Pollution Control
               Revenue, ARS Electric and Gas
               Project, Series C, MBIA,
               3.245%, 04/01/2034
   6,680,000   Puerto Rico Public Buildings                           7,226,491
               Authority, Guaranteed,                            --------------
               Government Facilities,
               Series J, AMBAC,
               5.00%, 07/01/2036(c)

               Total Insured
                 (Cost $601,905,710)                                609,545,725
                                                                 --------------


_______________________________________________________________________________

116 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
               Tax Supported-28.32%
               Local General Obligations-8.02%
$    725,000   New York City, New York,                          $      731,598
               Unrefunded Balance, Series G,
               5.75%, 02/01/2006
   1,000,000   New York City, New York,                               1,017,410
               Series I,
               6.25%, 04/15/2006
   1,700,000   Schenectady, New York, Bond                            1,699,099
               Anticipation Notes,
               5.25%, 05/26/2006
   9,175,000   New York City, New York,                               9,330,057
               Series G,
               5.00%, 08/01/2006(a)
   1,300,000   Westchester County, New York,                          1,364,909
               Series A,
               6.75%, 02/01/2007
   2,200,000   New York City, New York,                               2,278,166
               Series A,
               5.00%, 08/01/2007
   4,320,000   New York City, New York,                               4,492,498
               Refunding, Series G,
               5.25%, 08/01/2007
     500,000   New York City, New York,                                 522,165
               Series 98F,
               5.50%, 08/01/2007
   3,600,000   New York City, New York,                               3,767,436
               Series 04G,
               5.00%, 08/01/2008
   1,775,000   New York City, New York,                               1,857,555
               Series I,
               5.00%, 08/01/2008
     800,000   Onondaga County, New York,                               865,248
               Unrefunded Balance,
               5.70%, 04/01/2009
  15,095,000   New York City, New York,                              15,958,736
               Series G,
               5.00%, 08/01/2009
   2,000,000   New York City, New York,                               2,114,440
               Series I,
               5.00%, 08/01/2009
   1,730,000   New York City, New York,                               1,844,370
               Series A,
               5.25%, 08/01/2009
  18,135,000   New York City, New York,                              19,495,125
               Series G,
               5.50%, 08/01/2009
   5,640,000   New York City, New York,                               5,977,723
               Series J,
               5.00%, 03/01/2010


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 117


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$  4,130,000   New York City, New York,                          $    4,398,739
               Series A,
               5.00%, 08/01/2010
   2,615,000   New York City, New York,                               2,785,158
               Series B,
               5.00%, 08/01/2010
   1,100,000   New York City, New York,                               1,171,577
               Series B,
               5.00%, 08/01/2010
   1,540,000   New York City, New York,                               1,640,208
               Series G,
               5.00%, 08/01/2010
   5,265,000   New York City, New York,                               5,607,593
               Series I,
               5.00%, 08/01/2010
     770,000   Onondaga County, New York,                               856,363
               Unrefunded Balance,
               5.70%, 04/01/2011
   1,000,000   New York City, New York,                               1,069,640
               Series H,
               5.00%, 08/01/2011
   3,845,000   New York City, New York,                               4,124,570
               Series G,
               5.00%, 08/01/2012
   6,275,000   New York City, New York,                               6,862,466
               Subseries F-1,
               5.25%, 09/01/2014
   3,335,000   New York City, New York,                               3,561,547
               Series F,
               5.25%, 08/01/2016
   5,705,000   New York City, New York,                               6,120,210
               Series A,
               5.25%, 08/01/2017
   1,000,000   New York City, New York,                               1,091,960
               Series C,                                         --------------
               5.50%, 09/15/2019

               Total Local General Obligations
                 (Cost $112,016,873)                                112,606,566
                                                                 --------------
               Tax Lease-8.10%
   4,240,000   New York State Dormitory                               4,342,184
               Authority, City University
               System Revenue, Consolidated
               5th General, Series A,
               5.00%, 01/01/2007
   2,000,000   New York State Dormitory                               2,049,380
               Authority, Mental Health
               Services Facilities, Series D-1,
               5.00%, 02/15/2007


_______________________________________________________________________________

118 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$ 14,765,000   Tobacco Settlement Financing                      $   15,216,218
               Corp., New York, Tobacco
               Settlement, Asset-Backed,
               Series A-1,
               5.00%, 06/01/2007
   1,015,000   New York State Dormitory                               1,054,595
               Authority, City University,
               Series 2,
               5.75%, 07/01/2007
   1,130,000   New York State Housing Finance                         1,164,341
               Agency, Health Facilities, New
               York City, Series A,
               6.00%, 11/01/2007
   3,770,000   New York State Dormitory                               3,923,854
               Authority, Mental Health
               Services Facilities,
               Series C-1,
               5.00%, 02/15/2008
   3,775,000   New York State Dormitory                               3,962,693
               Authority, Mental Health
               Services Facilities,
               Series C-1,
               5.00%, 02/15/2009
   2,000,000   New York State Dormitory                               2,099,440
               Authority, Mental Health
               Services Facilities, Series D-1,
               5.00%, 02/15/2009
     460,000   New York State Dormitory                                 483,290
               Authority, Mental Health
               Services, Series A,
               5.70%, 02/15/2009
   1,505,000   New York State Dormitory                               1,648,411
               Authority, Mental Health
               Services Facilities, Series B,
               6.50%, 02/15/2009
   1,605,000   New York State Housing Finance                         1,692,055
               Agency, Service Contract
               Revenue, Series K,
               5.00%, 03/15/2009
   4,780,000   New York State Thruway                                 5,039,267
               Authority, Local Highway &
               Bridge Service Contract,
               Series A,
               5.00%, 03/15/2009
   5,775,000   New York State Thruway                                 6,092,105
               Authority Revenue, Local
               Highway & Bridge Service
               Contract,
               5.00%, 04/01/2009


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 119


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$  3,485,000   Tobacco Settlement Financing                      $    3,672,563
               Corp., New York, Tobacco
               Settlement, Asset-Backed,
               Series A-1,
               5.00%, 06/01/2009
   1,125,000   New York State Dormitory                               1,199,453
               Authority, City University,
               Series A,
               5.75%, 07/01/2009
   2,825,000   New York State Dormitory                               2,992,551
               Authority, Mental Health
               Services Facilities, Series C-1,
               5.00%, 02/15/2010
   1,490,000   Triborough Bridge & Tunnel                             1,660,009
               Authority, New York,
               Convention Center, Series E,
               6.00%, 01/01/2011
   3,440,000   New York State Thruway                                 3,773,646
               Authority, Local Highway &
               Bridge Service Contract
               Revenue,
               5.50%, 04/01/2011
   9,700,000   Tobacco Settlement Financing                           9,825,227
               Corp., New York, Tobacco
               Settlement, Asset-Backed,
               Series A-1,
               5.00%, 06/01/2011
   3,660,000   New York State Thruway                                 4,048,070
               Authority, Local Highway &
               Bridge Service Contract,
               Series 2002 C,
               5.50%, 04/01/2012
   1,000,000   New York State Dormitory                               1,065,900
               Authority, Westchester County
               Court Facilities, AMBAC
               Surety,
               5.125%, 08/01/2012
   1,115,000   New York State Dormitory                               1,192,827
               Authority, Westchester County
               Court Facilities, AMBAC
               Surety,
               5.25%, 08/01/2013
  16,465,000   Tobacco Settlement Financing                          17,596,639
               Corp., New York, Tobacco
               Settlement, Asset-Backed,
               Series C-1,
               5.50%, 06/01/2014
   2,090,000   New York State Dormitory                               2,229,758
               Authority, Westchester County
               Court Facilities, AMBAC
               Surety,
               5.25%, 08/01/2017


_______________________________________________________________________________

120 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$  9,915,000   New York State Urban                              $   10,466,274
               Development Corp.,
               Correctional & Youth
               Facilities Services, Series A,
               5.25%, 01/01/2021
   4,860,000   New York State Dormitory                               5,253,611
               Authority, State University,                      --------------
               5.25%, 11/15/2023(c)

               Total Tax Lease (Cost $113,601,195)                  113,744,361
                                                                 --------------
               Special Tax-12.20%
   2,645,000   South Tahoe Joint Powers                               2,645,000
               Financing Authority,
               California, Bond Anticipation
               Notes, Redevelopment Project 1-B,
               3.50%, 10/01/2005
   3,945,000   West Villages Improvement                              3,944,527
               District, Florida, Bond
               Anticipation Notes, Unit of
               Development Number, Series 2,
               5.00%, 02/01/2006
   1,550,000   Monterra Community Development                         1,553,332
               District, Florida, Bond
               Anticipation Notes,
               5.00%, 06/01/2006
   1,600,000   Shingle Creek, Florida, Bond                           1,603,488
               Anticipation Notes,
               5.125%, 08/01/2006
   1,365,000   New York State Local                                   1,404,858
               Government Assistance Corp.,
               Refunding, Subordinated Lien,
               Series A-2,
               5.00%, 04/01/2007
     220,000   Fishhawk Community Development                           220,816
               District No. 2, Florida,
               Special Assessment Revenue,
               Series B,
               5.00%, 11/01/2007
   2,300,000   Meadow Pointe IV Community                             2,311,569
               Development District, Florida,
               Capital Improvement Revenue,
               Series B,
               5.125%, 11/01/2007
   1,800,000   Reunion East Community                                 1,811,160
               Development District, Florida,
               Special Assessment,
               5.20%, 11/01/2007
     920,000   Meadow Pointe III Community                              927,139
               Development District, Florida,
               Capital Improvement, Series B,
               5.25%, 11/01/2007


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 121


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$    930,000   Vizcaya Community Development                     $      936,938
               District, Florida, Special
               Assessment, Series B,
               5.40%, 11/01/2007
   3,035,000   New York State Local                                   3,192,456
               Government Assistance Corp.,
               Series A,
               6.00%, 04/01/2008
   1,455,000   Village Community Development                          1,463,381
               District No. 5, Florida,
               Special Assessment Revenue,
               Series B,
               5.00%, 05/01/2008
   6,060,000   New York City Transitional                             6,392,876
               Finance Authority, Series C,
               5.00%, 02/15/2009
     930,000   Middle Village Community                                 936,222
               Development District, Florida,
               Special Assessment, Series B,
               5.00%, 05/01/2009
   1,240,000   Overoaks Community Development                         1,244,526
               District, Florida, Capital
               Improvement Revenue, Series B,
               5.125%, 05/01/2009
   2,945,000   Clark County Special                                   2,959,107
               Improvement District No. 142,
               Nevada,
               4.75%, 08/01/2009
   1,060,000   Live Oak Community Development                         1,062,269
               District Number 002, Florida,
               Special Assessment, Series B,
               5.00%, 11/01/2009
  10,000,000   New York City Transitional                            10,658,300
               Finance Authority, Future Tax
               Secured, Subseries D-1,
               5.00%, 11/01/2009
   1,720,000   Fishhawk Community Development                         1,727,430
               District No. 2, Florida,
               Special Assessment Revenue,
               Series B,
               5.125%, 11/01/2009
   1,050,000   North Las Vegas Local                                  1,083,926
               Improvement District No. 60,
               Aliante, Nevada,
               5.00%, 12/01/2009
   1,880,000   New York City Transitional                             2,039,725
               Finance Authority, Future Tax
               Secured, Series B,
               5.50%, 02/01/2010


_______________________________________________________________________________

122 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$  7,925,000   New York State Local                              $    8,441,948
               Government Assistance Corp.,
               Refunding, Subordinated Lien,
               Series A-2,
               5.00%, 04/01/2010
   1,295,000   Gateway Services Community                             1,315,293
               Development District, Florida,
               Special Sun City Center Fort
               Meyers Project B,
               5.50%, 05/01/2010
   1,905,000   Las Vegas Special Improvement                          1,926,145
               District No. 607, Nevada,
               Local Improvement Bonds,
               5.00%, 06/01/2010
     940,000   Dupree Lakes Community                                   941,711
               Development District, Florida,
               5.00%, 11/01/2010
   2,965,000   Monterra Community Development                         2,966,690
               District, Florida, Special
               Assessment, Series B,
               5.00%, 11/01/2010
   7,800,000   New York City Transitional                             8,388,042
               Finance Authority, Future Tax
               Secured, Subseries D-1,
               5.00%, 11/01/2010
     990,000   Sterling Hill Community                                1,002,335
               Development District, Florida,
               Capital Improvement Revenue,
               Series B,
               5.50%, 11/01/2010
     990,000   North Las Vegas Local                                  1,022,185
               Improvement District No. 60,
               Aliante, Nevada,
               5.25%, 12/01/2010
   1,300,000   Concorde Estates Community                             1,305,434
               Development District, Florida,
               Capital Improvement Revenue,
               Series B,
               5.00%, 05/01/2011
   2,635,000   Hammock Bay Community                                  2,638,979
               Development District, Florida,
               Special Assessment Revenue,
               Series B,
               5.375%, 05/01/2011
   7,215,000   New York City Transitional                             7,806,341
               Finance Authority, New York,
               Future Tax Secured, Series A-1,
               5.00%, 11/01/2011
     550,000   Henderson Local Improvement                              549,054
               Districts No. T-16, Nevada,
               4.625%, 03/01/2012


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 123


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$  1,200,000   Venetian Community Development                    $    1,251,252
               District, Florida, Capital
               Improvement Revenue, Series B,
               5.95%, 05/01/2012
   1,220,000   Las Vegas Special Improvement                          1,249,817
               District No. 607, Nevada,
               Local Improvement Bonds,
               5.35%, 06/01/2012
   4,940,000   New York City Transitional                             5,426,936
               Finance Authority, Future Tax
               Secured, Series C,
               5.25%, 02/01/2013
   2,400,000   Fiddlers Creek Community                               2,477,160
               Development District No. 2,
               Florida, Special Assessment
               Revenue, Series B,
               5.75%, 05/01/2013
   2,510,000   Parkway Center Community                               2,608,342
               Development District, Florida,
               Special Assessment, Refunding,
               Series B,
               5.625%, 05/01/2014
   3,500,000   CFM Community Development                              3,606,400
               District, Florida, Revenue,
               Capital Improvement, Series B,
               5.875%, 05/01/2014
   2,100,000   Pingree Grove, Illinois,                               2,115,939
               Special Service Area No. 1,
               Cambridge Lakes Project,
               Series 05-1,
               5.25%, 03/01/2015
   1,210,000   Bartram Park Community                                 1,213,461
               Development District, Florida,
               Special Assessment,
               4.875%, 05/01/2015
   1,415,000   New York City Transitional                             1,513,880
               Finance Authority, Future Tax
               Secured, Series 1999 C,
               5.25%, 05/01/2015
   1,185,000   New York City Transitional                             1,277,394
               Finance Authority, Future Tax
               Secured, Series B,
               5.125%, 11/01/2015
   8,370,000   New York City Transitional                             9,172,934
               Finance Authority, Future Tax
               Secured, Series B,
               5.50%, 02/01/2017
   1,000,000   New York City Transitional                             1,077,900
               Finance Authority, Future Tax
               Secured, Series A,
               5.25%, 05/01/2017


_______________________________________________________________________________

124 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$  3,350,000   New York City Transitional                        $    3,626,408
               Finance Authority, Future Tax
               Secured, Series A,
               5.375%, 02/15/2018
   1,750,000   Celebrate Community                                    1,810,532
               Development Authority, Special
               Assessment Revenue, North
               Virginia Project, Series B,
               6.25%, 03/01/2018
   2,615,000   New York State Housing Finance                         2,802,731
               Agency, State Personal Income
               Tax Revenue, Economic
               Development & Housing,
               Series A,
               5.25%, 03/15/2020
   3,630,000   New York City Transitional                             3,942,942
               Finance Authority, Future Tax
               Secured, Series C,
               5.25%, 02/01/2021
   5,180,000   New York State Dormitory                               5,779,222
               Authority, State Personal
               Income Tax Revenue, Series A,
               5.375%, 03/15/2021
   2,825,000   New York State Housing Finance                         3,020,320
               Agency, State Personal Income
               Tax Revenue, Series A,
               5.25%, 09/15/2021
   1,330,000   Beacon Tradeport Community                             1,422,661
               Development District, Florida,
               Special Assesment Industrial
               Project, Series B,
               7.125%, 05/01/2022
     395,000   Allegheny County,                                        414,829
               Pennsylvania, Redevelopment
               Authority Revenue, Pittsburgh
               Mills Project,
               5.60%, 07/01/2023
   1,420,000   Midtown Miami Community                                1,481,174
               Development District, Special
               Assessment Revenue, Series A,
               6.00%, 05/01/2024
   3,635,000   New York City Transitional                             3,749,430
               Finance Authority, Future Tax
               Secured, Series C,
               5.00%, 05/01/2026
  17,565,000   New York City Transitional                            19,279,871
               Finance Authority, Series A,
               5.50%, 11/01/2026(c)


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 125


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$  2,470,000   New York City Transitional                        $    2,666,908
               Finance Authority, Future Tax                     --------------
               Secured, Series B,
               5.25%, 02/01/2029

               Total Special Tax
                 (Cost $168,290,937)                                171,411,645
                                                                 --------------
               Total Tax Supported
                 (Cost $393,909,005)                                397,762,572
                                                                 --------------
               Revenue-14.98%
               Airport Revenue-0.09%
   1,000,000   Denver City & County,                                  1,174,780
               Colorado, Airport Revenue,                        --------------
               Series D, AMT,
               7.75%, 11/15/2013

               Total Airport Revenue
                 (Cost $982,406)                                      1,174,780
                                                                 --------------
               Electric Revenue-2.75%
   1,270,000   California State Department                            1,342,352
               Water Resources, Power Supply,
               Series A,
               5.50%, 05/01/2008
  20,105,000   California State Department                           21,590,357
               Water Resources, Power Supply,
               Series A,
               5.50%, 05/01/2009
   7,500,000   Long Island Power Authority,                           7,866,750
               New York, Electric System
               Revenue, Series A,
               5.00%, 06/01/2009
   2,430,000   North Carolina Eastern                                 2,563,771
               Municipal Power Agency, Power
               System, Refunding, Series D,
               5.375%, 01/01/2010
   2,270,000   North Carolina Eastern                                 2,398,573
               Municipal Power Agency, Power
               System, Refunding, Series C,
               5.375%, 01/01/2017
   2,680,000   New York State Power                                   2,858,006
                                                                 --------------
               Authority, Revenue, Series A,
               5.00%, 11/15/2020

               Total Electric Revenue
                 (Cost $37,830,234)                                  38,619,809
                                                                 --------------


_______________________________________________________________________________

126 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
               Health Care Revenue-1.78%
$  1,305,000   New York State Dormitory                              $1,326,898
               Authority, Kateri Residence,
               4.00%, 07/01/2007
     715,000   Nassau County Industrial                                 750,014
               Development Agency, New York,
               North Shore Health System
               Project, Series C,
               5.625%, 11/01/2010
   7,480,000   New York State Dormitory                               7,592,200
               Authority, Mt. Sinai, New York
               University Health, Series C,
               5.00%, 07/01/2011
      70,000   New York State Medical Care                               70,372
               Facilities Finance Agency,
               Hospital & Nursing Home
               Insured Mortgage, Series A,
               FHA,
               6.125%, 02/15/2014
   1,515,000   Montgomery County,                                     1,591,720
               Pennsylvania, Industrial
               Development Authority,
               Mortgage Revenue, Whitemarsh
               Continuing Care,
               6.00%, 02/01/2021
   3,300,000   Miami Beach, Florida, Health                           3,694,614
               Facilities Authority, Hospital
               Revenue, Refunding, Mount
               Sinai Medical Center,
               6.75%, 11/15/2024
   3,075,000   California Statewide Community                         3,098,339
               Development Authority, Kaiser
               Permanente, Series E,
               3.875%, 04/01/2032(c)
   6,925,000   California Statewide Community                         6,838,437
               Development Authority,                            --------------
               Revenue, Kaiser Permanente,
               Series F,
               2.30%, 04/01/2033(c)

               Total Health Care Revenue
                 (Cost $24,436,264)                                  24,962,594
                                                                 --------------
               Higher Education Revenue-0.73%
   1,290,000   New York State Dormitory                               1,351,172
               Authority, Columbia
               University,
               5.75%, 07/01/2007
   3,655,000   New York State Dormitory                               4,049,740
               Authority, Columbia
               University, Series A,
               5.75%, 07/01/2010


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 127


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$  2,120,000   New York City Industrial                              $2,127,526
               Development Agency, Civic
               Facilities Revenue,
               Polytechnic University
               Project,
               5.75%, 11/01/2011
   1,655,000   New York City Industrial                               1,654,586
               Development Agency, Civic
               Facilities Revenue,
               Polytechnic University
               Project,
               5.75%, 11/01/2012
   1,045,000   New York City Industrial                               1,048,302
               Development Agency, Civic                         --------------
               Facilities Revenue,
               Polytechnic University
               Project,
               6.00%, 11/01/2020

               Total Higher Education Revenue
                 (Cost $10,227,236)                                  10,231,326
                                                                 --------------
               Toll/Transit Revenue-0.89%
   1,045,000   Triborough Bridge & Tunnel                             1,157,568
               Authority, New York, Series B,
               5.25%, 11/15/2013
   4,575,000   New York State Bridge                                  4,879,741
               Authority,
               5.00%, 01/01/2017
   5,025,000   Triborough Bridge & Tunnel                             5,428,909
               Authority, New York, Series A,
               5.25%, 01/01/2017
   1,000,000   Triborough Bridge & Tunnel                             1,053,540
               Authority, New York, Series A,                    --------------
               5.00%, 01/01/2020

               Total Toll/Transit Revenue
                 (Cost $11,971,080)                                  12,519,758
                                                                 --------------
               Water/Sewer Revenue-6.21%
   1,255,000   New York State Environmental                           1,259,317
               Facilities Corp., State
               Revolving Fund, Series 92-B,
               6.35%, 09/15/2006
      15,000   New York State Environmental                              15,246
               Facilities Corp., State Water
               Revolving Fund, New York City
               Municipal Water, Refunding,
               Series A,
               5.75%, 06/15/2007


_______________________________________________________________________________

128 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$  2,185,000   New York State Environmental                      $    2,235,299
               Facilities Corp., Pooled Loan,
               State Revolving Fund,
               Series 95-A,
               5.20%, 05/15/2008
   2,270,000   New York State Environmental                           2,322,505
               Facilities Corp., Pooled Loan,
               State Revolving Fund,
               Series 95-A,
               5.30%, 05/15/2009
   4,600,000   New York State Environmental                           4,897,712
               Facilities Corp., State
               Revolving Fund, Series K,
               5.00%, 06/15/2009
     575,000   New York State Environmental                             588,363
               Facilities Corp., State
               Revolving Fund, Series 95-A,
               5.40%, 05/15/2010
   1,730,000   New York State Environmental                           1,789,028
               Facilities Corp., State Water
               Revolving Fund, Series A,
               4.95%, 06/15/2010
   4,670,000   New York City Municipal Water                          4,997,741
               Finance Authority, Series D,
               5.00%, 06/15/2010
   1,395,000   New York City Municipal Water                          1,561,995
               Finance Authority, New York,
               Series A,
               6.00%, 06/15/2010
   8,280,000   New York State Environmental                           8,973,615
               Facilities Corp., State
               Revolving Fund, Series K,
               5.00%, 06/15/2011
   1,000,000   New York City Municipal Water                          1,090,130
               Finance Authority, Refunding,
               Series A,
               5.25%, 06/15/2011
     745,000   New York State Environmental                             836,136
               Facilities Corp., New York
               City Municipal Water Finance
               Authority, Series A,
               5.75%, 06/15/2011
   1,540,000   New York State Environmental                           1,717,208
               Facilities Corp., New York
               City Municipal Water Finance
               Project-2ND Resources,
               5.25%, 06/15/2014


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 129


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$  2,765,000   Todd Creek Farms Metropolitan                     $    2,740,281
               District No. 1, Colorado,
               Water Revenue, Refunding &
               Improvement,
               5.60%, 12/01/2014
   3,445,000   Guam Government, Waterworks                            3,428,292
               Authority, Certificates of
               Participation,
               5.18%, 07/01/2015
     225,000   New York State Environmental                             232,918
               Facilities Corp., State Water
               Revolving Fund, Series A,
               5.20%, 12/15/2015
   2,460,000   New York City Municipal Water                          2,693,355
               Finance Authority, Series D,
               5.50%, 06/15/2017
   1,480,000   New York State Environmental                           1,560,009
               Facilities Corp., Clean Water
               & Drinking Revolving Funds,
               Municipal Water Finance,
               Series 01-D,
               5.00%, 06/15/2018
   1,485,000   New York State Environmental                           1,607,587
               Facilities Corp., Clean Water
               & Drinking Revolving Funds,
               Pooled Funding Program,
               Series B,
               5.375%, 11/15/2018
   1,250,000   New York State Environmental                           1,318,237
               Facilities Corp., Clean Water
               & Drinking Revolving Funds,
               Municipal Water Finance,
               Series 01-D,
               5.00%, 06/15/2019
   2,310,000   New York State Environmental                           2,455,530
               Facilities Corp., State
               Revolving Fund, Municipal
               Water Project, Series J,
               5.00%, 06/15/2019
   5,065,000   New York City Municipal Water                          5,440,975
               Finance Authority, Series 01-D,
               5.125%, 06/15/2019
   1,255,000   New York State Environmental                           1,341,833
               Facilities Corp., Clean Water
               & Drinking Revolving Funds,
               Series D,
               5.15%, 10/15/2019


_______________________________________________________________________________

130 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$  2,035,000   New York State Environmental                      $    2,202,786
               Facilities Corp., Clean Water
               & Drinking Revolving Funds,
               Pooled Funding Program,
               Series F,
               5.25%, 11/15/2019
   4,560,000   New York State Environmental                           4,978,152
               Facilities Corp., State
               Revolving Fund, Series B,
               5.875%, 07/15/2020
   5,760,000   New York State Environmental                           6,113,952
               Facilities Corp., Clean Water
               & Drinking Revolving Funds,
               Municipal Water Finance
               Project,
               5.00%, 06/15/2022
   4,020,000   New York State Environmental                           4,276,074
               Facilities Corp., Clean Water
               & Drinking Revolving Funds,
               Municipal Water Finance
               Project,
               5.00%, 06/15/2023
  13,745,000   New York State Environmental                          14,517,744
               Facilities Corp., Clean Water                     --------------
               & Drinking Revolving Funds,
               Municipal Water Finance
               Project,
               5.00%, 06/15/2025

               Total Water/Sewer Revenue
                 (Cost $85,336,750)                                  87,192,020
                                                                 --------------
               Miscellaneous Revenue-1.11%
   6,800,000   Dutchess County, New York,                             6,798,300
               Resource Recovery Agency,
               Solid Waste Systems, Bond
               Anticipation Notes,
               3.65%, 12/28/2007
   3,875,000   New York State Dormitory                               4,124,356
               Authority, Aids Long-Term
               Health Care Facility,
               5.00%, 11/01/2011
   1,110,000   Pima County, Arizona,                                  1,107,170
               Industrial Development
               Authority, Horizon Community
               Learning Center,
               4.45%, 06/01/2014


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 131


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$  1,785,000   Broad Street Community                            $    1,974,888
               Development Authority,
               Virginia,
               7.125%, 06/01/2015
   1,600,000   Port Authority, Columbiana                             1,613,920
               County, Ohio, Solid Waste                         --------------
               Facilities Revenue, Liberty
               Waste Transportation LLC
               Project, Series A, AMT,
               7.00%, 08/01/2021

               Total Miscellaneous Revenue
                 (Cost $15,360,714)                                  15,618,634
                                                                 --------------
               Industrial Development/Pollution
               Control Revenue-1.42%
   1,495,000   New York City Industrial                               1,507,722
               Development Agency, Special
               Facilities Revenue, Terminal
               One Group Association, Limited
               Partnership Project, AMT,
               6.00%, 01/01/2007
   4,910,000   Louisa Industrial Development                          5,067,120
               Authority, Virginia, Pollution
               Control Revenue, Virginia
               Electric & Power Co.,
               5.25%, 12/01/2008(c)
   3,890,000   New York State Environmental                           3,877,280
               Facilities Corp., Solid Waste
               Disposal Revenue, Waste
               Management Project, Series A,
               2.90%, 05/01/2012(c)
   2,150,000   Putnam County, West Virginia,                          2,121,255
               Pollution Control Revenue,
               Appalachian Power Co. Project,
               Series E,
               2.80%, 05/01/2019(c)
   1,300,000   Gulf Coast Waste Disposal                              1,297,933
               Authority, Texas, Waste
               Management of Texas, Series C,
               3.20%, 05/01/2028(c)
   1,030,000   Beaver County Industrial                               1,027,394
               Development Authority,
               Pennsylvania, Pollution
               Control Revenue, Cleveland
               Electric Project,
               3.75%, 10/01/2030(c)


_______________________________________________________________________________

132 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$  5,080,000   Ohio State Air Quality                            $    5,088,534
               Development Authority,                            --------------
               Revenue, Cleveland Pollution
               Control, Series B,
               3.75%, 10/01/2030(c)

               Total Industrial Development/Pollution
                 Control Revenue (Cost $19,858,027)                  19,987,238
                                                                 --------------
               Total Revenue (Cost $206,002,711)                    210,306,159
                                                                 --------------
               Asset-Backed Securities-0.60%
               Housing-0.60%
   5,155,000   New York State Mortgage                                5,217,891
               Agency, AMT Homeowner
               Mortgage, Revenue, Series 99,
               4.50%, 04/01/2023
   2,000,000   New York State Dormitory                               2,011,180
               Authority, Highland Community
               Development Corp., Revenue,
               Series B,
               5.50%, 07/01/2023
   1,230,000   New York State Mortgage                                1,261,943
               Agency, AMT Homeowner                             --------------
               Mortgage, Revenue, Series 69,
               5.50%, 10/01/2028

               Total Housing (Cost $8,399,557)                        8,491,014
                                                                 --------------
               Total Asset-Backed Securities
                 (Cost $8,399,557)                                    8,491,014
                                                                 --------------
               Tax Exempt Variable-Rate
               Demand Notes/Short-Term
               Notes-1.08%
   7,400,000   New Orleans, Louisiana, Sewage                         7,326,666
               Service Revenue, Bond
               Anticipation Notes,
               3.00%, 07/26/2006
   4,100,000   New York City Municipal Water                          4,100,000
               Finance Authority, New York,
               Series C, FGIC,
               2.80%, 06/15/2022(d)
   2,100,000   Port Authority of New York &                           2,100,000
               New Jersey, Special Obligation
               Revenue, Versatile Structure
               Obligation, Series 4,
               2.86%, 04/01/2024(d)


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 133


Principal                                                                Market
Amount         Description                                                Value
-------------------------------------------------------------------------------
$  1,600,000   New York City Transitional                        $    1,600,000
               Finance Authority, New York,                      --------------
               Series C,
               2.79%, 05/01/2028(d)

               Total Tax Exempt Variable-Rate
                 Demand Notes/Short-Term Notes
                 (Cost $14,813,979)                                  15,126,666
                                                                 --------------
               Investment Summary
               Total Investments-99.43%
                 (Cost $1,372,880,852)(e)                        $1,396,242,245
               Cash and Other Assets,
                 Less Liabilities-0.57%                               8,022,158
                                                                 --------------
               Net Assets-100.00%                                $1,404,264,403
                                                                 ==============


INTEREST RATE SWAP CONTRACTS

                                                                                              Unrealized
   Notional                                    Rate                          Termination    Appreciation/
    Amount           Description             Received         Rate Paid          Date       (Depreciation)
-----------------------------------------------------------------------------------------------------------
$ 62,400,000       Goldman Sachs             Variable*         76.48% of      02/03/2006     $ (52,938)
                   Interest Rate Swap                       1 Month LIBOR+

  62,400,000       Merrill Lynch             85.10% of         Variable*      02/03/2006       141,065
                   Interest Rate Swap     1 Month LIBOR+

  13,400,000       JP Morgan Interest         2.988%           Variable*      04/05/2007       (36,770)
                   Rate Swap

  13,700,000       Citigroup Interest         2.962%           Variable*      06/22/2007       (73,478)
                   Rate Swap

   5,250,000       Citibank Interest      3 Month LIBOR+        4.350%        11/01/2011        56,981
                   Rate Swap

* Variable interest based on the BMA (Bond Market Association) Municipal Swap Index, which fluctuates weekly.

+  Interest based on LIBOR (London Interbank Offered Rate).


CREDIT DEFAULT SWAP CONTRACT


Swap Counterparty &          Notional       Interest     Termination       Unrealized
Referenced Obligation         Amount          Rate          Date          Appreciation
-----------------------------------------------------------------------------------------
Buy Contract:
Merrill Lynch                $600,000         0.15%      06/20/2010         $1,728
  Commonwealth of
  Puerto Rico,
  5.00%, 07/01/2018



_______________________________________________________________________________

134 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


FINANCIAL FUTURES CONTRACT SOLD

                      Number of     Expiration        Original         Value at            Unrealized
Type                  Contracts        Month           Value       September 30, 2005     Appreciation
-----------------------------------------------------------------------------------------------------------
Interest Rate Swap
  10 Yr Futures          67        December 2005     $7,483,063       $7,328,125            $154,938


(a) Represents entire or partial position segregated as collateral for interest rate swap.

(b) Represents entire or partial position segregated as collateral for open futures contracts.

(c)  Variable rate coupon, rate shown as of September 30, 2005.

(d) Represents entire of partial position segregated as collateral for when issued and delayed delivery securities.

(e) At September 30, 2005, the cost basis of investment securities for tax purposes was $1,372,880,852. Gross unrealized appreciation of investments was $28,672,505 and gross unrealized depreciation of investments was $5,311,112, resulting in net unrealized appreciation of $23,361,393 (excluding swap and future transactions).

Explanation of abbreviations:

ACA - American Capital Access

AMBAC - American Municipal Bond Assurance Corporation

AMT - Subject to Alternative Minimum Tax

FGIC - Financial Guaranty Insurance Company

FHA - Federal Housing Administration

FSA - Financial Security Assurance, Inc.

IBC - International Bancshares Corporation

MBIA - Municipal Bond Investors Assurance Corporation

MTA - Metropolitan Transportation Authority

XLCA - XL Capital Assurance, Inc.


Allocation of Portfolio Net Assets at September 30, 2005:

Arizona                                      0.08%
California                                   2.53
Colorado                                     0.28
Florida                                      3.39
Illinois                                     0.15
Louisiana                                    0.52
Nevada                                       0.63
New Jersey                                   0.82
New York                                    86.13
North Carolina                               0.35
Ohio                                         0.48
Pennsylvania                                 0.22
Texas                                        0.09
Virginia                                     0.63
West Virginia                                0.15
Guam                                         0.24
Puerto Rico                                  2.74
Cash and Other Assets, Less Liabilities      0.57
                                           ------
  Total                                    100.00%
                                           ------


See Notes to Financial Statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 135


STATEMENTS OF ASSETS & LIABILITIES
September 30, 2005

                                  California      Diversified       New York
                                  Municipal        Municipal        Municipal
                                  Portfolio        Portfolio        Portfolio
                               ==============   ==============   ==============
ASSETS
Investments in securities
  at value                     $1,063,810,756   $3,172,134,706   $1,396,242,245
Cash in bank                           13,172           10,329           78,642
Receivables:
  Interest                         12,923,654       41,319,191       19,614,339
  Investment securities sold        1,130,000       22,047,719        1,335,147
  Capital shares sold               5,150,747       10,408,209        2,868,694
  Margin due from broker on
    futures contracts                  14,438            7,563           23,031
Appreciation of swap
  agreement                           111,751        1,026,402          199,774
                               --------------   --------------   --------------
Total assets                    1,083,154,518    3,246,954,119    1,420,361,872
                               --------------   --------------   --------------
LIABILITIES
Payables:
  Dividends to shareholders           890,999        2,806,967        1,256,308
  Investment securities
    purchased                       5,334,916       45,840,909       12,864,893
  Capital shares redeemed             630,068        3,192,140          941,824
  Management fee                      437,219        1,218,017          560,577
  Shareholder servicing and
    administration fee                 80,180          243,975          104,589
  Transfer Agent fee                    9,634           40,831           21,465
  Distribution fee payable             54,890          132,726           82,339
  Accrued expenses                     93,826          222,683          102,288
Depreciation of swap
  agreement                           238,377          358,022          163,186
                               --------------   --------------   --------------
Total liabilities                   7,770,109       54,056,270       16,097,469
                               --------------   --------------   --------------
Net Assets                     $1,075,384,409   $3,192,897,849   $1,404,264,403
                               ==============   ==============   ==============
Cost of investments            $1,047,248,628   $3,128,737,061   $1,372,880,852
                               ==============   ==============   ==============


See notes to financial statements.


_______________________________________________________________________________

136 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


                                 California       Diversified       New York
                                  Municipal        Municipal        Municipal
                                  Portfolio        Portfolio        Portfolio
                               ==============   ==============   ==============
NET ASSETS CONSIST OF:
Capital stock, at par          $       75,548   $      227,030   $      100,988
Additional paid-in capital      1,061,180,311    3,154,774,963    1,381,800,465
Undistributed net investment
  income/(excess distributions)      (169,884)          (7,993)           6,063
Accumulated net realized loss
  on investment and futures
  transactions                     (2,234,193)      (6,213,051)      (1,196,032)
Unrealized appreciation
  (depreciation) of
  investments, futures and
  swaps                            16,532,627       44,116,900       23,552,919
                               --------------   --------------   --------------
                               $1,075,384,409   $3,192,897,849   $1,404,264,403
                               ==============   ==============   ==============
CALCULATION OF MAXIMUM
OFFERING PRICE
Municipal Class Shares
Net Assets                     $  983,388,201   $2,976,420,639   $1,274,466,147
Shares of capital stock
  outstanding                      69,085,237      211,642,663       91,649,286
                               --------------   --------------   --------------
Net asset value and offering
  price per share              $        14.23   $        14.06   $        13.91
                               ==============   ==============   ==============
Class A Shares
Net Assets                     $   37,420,332   $   83,352,620   $   44,730,382
Shares of capital stock
  outstanding                       2,628,962        5,925,090        3,217,902
                               --------------   --------------   --------------
Net asset value and redemption
  price per share              $        14.23   $        14.07   $        13.90
Sales charge--4.25% of public
  offering price                          .63              .62              .62
                               --------------   --------------   --------------
Maximum offering price         $        14.86   $        14.69   $        14.52
                               ==============   ==============   ==============
Class B Shares
Net Assets                     $   26,081,347   $   66,067,475   $   48,851,122
Shares of capital stock
  outstanding                       1,832,025        4,695,737        3,515,762
                               --------------   --------------   --------------
Net asset value and offering
  price per share              $        14.24   $        14.07   $        13.89
                               ==============   ==============   ==============
Class C Shares
Net Assets                     $   28,494,529   $   67,057,115   $   36,216,752
Shares of capital stock
  outstanding                       2,001,884        4,766,497        2,605,267
                               --------------   --------------   --------------
Net asset value and offering
  price per share              $        14.23   $        14.07   $        13.90
                               ==============   ==============   ==============


See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 137


STATEMENTS OF OPERATIONS

Year Ended September 30, 2005

                                  California      Diversified       New York
                                  Municipal        Municipal        Municipal
                                  Portfolio        Portfolio        Portfolio
                               ==============   ==============   ==============
INVESTMENT INCOME
Income:
  Interest                     $   36,945,095   $  111,062,797   $   52,658,890
                               --------------   --------------   --------------
Total income                       36,945,095      111,062,797       52,658,890
                               --------------   --------------   --------------
Expenses
Management fee                      5,009,406       14,019,811        6,528,882
Shareholder servicing fee             898,450        2,752,982        1,190,723
Custodian fee                         238,276          452,850          289,343
Transfer Agent fee                     75,487          243,314          123,694
Distribution fees--Class A            119,537          273,848          150,757
Distribution fees--Class B            319,331          828,947          540,881
Distribution fees--Class C            318,610          777,935          446,883
Auditing and tax fees                  48,023          126,162           64,530
Printing fees                          18,699           91,993           51,741
Registration fees                      42,993          247,004           66,463
Legal fees                             39,130           96,103           35,064
Directors' fees and expenses           12,653           44,926           18,450
Miscellaneous                          42,026          102,958           51,481
                               --------------   --------------   --------------
Total expenses                      7,182,621       20,058,833        9,558,892
Less: expense offset
  arrangement                            (248)            (552)            (307)
                               --------------   --------------   --------------
Net expenses                        7,182,373       20,058,281        9,558,585
                               --------------   --------------   --------------
Net investment income              29,762,722       91,004,516       43,100,305
                               --------------   --------------   --------------
REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENT
TRANSACTIONS
Net realized gain (loss) on:
  Investment transactions             376,153          924,900        2,077,214
  Futures transactions                 46,914           24,574           74,839
  Swap transactions                   (68,999)        (855,573)        (434,196)
                               --------------   --------------   --------------
Net realized gain loss on
  investment transactions             354,068           93,901        1,717,857
                               --------------   --------------   --------------
Net decrease in unrealized
  appreciation/(depreciation)
  of:
  Investments, futures and
    swaps                         (10,356,391)     (43,831,499)     (21,490,657)
                               --------------   --------------   --------------
Net realized and unrealized
  loss on investment
  transactions                    (10,002,323)     (43,737,598)     (19,772,800)
                               --------------   --------------   --------------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS    $   19,760,399   $   47,266,918   $   23,327,505
                               ==============   ==============   ==============


See notes to financial statements.


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138 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


STATEMENTS OF CHANGES IN NET ASSETS

                                                 California Municipal Portfolio
                                                ===============================
                                                  Year Ended       Year Ended
                                                   9/30/05          9/30/04
                                                ==============   ==============
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income                           $   29,762,722   $   25,545,068
Net realized gain (loss) on investment
  transactions                                         354,068       (1,686,444)
Increase (decrease) in unrealized
  appreciation/(depreciation) of
  investments, futures and swaps                   (10,356,391)      (2,041,584)
                                                --------------   --------------
Net increase in net assets resulting
  from operations                                   19,760,399       21,817,040
                                                --------------   --------------
DIVIDENDS AND DISTRIBUTIONS TO
SHAREHOLDERS:
Dividends from net investment income
  Municipal Class                                  (27,333,546)     (22,579,474)
  Class A                                           (1,117,535)      (1,260,900)
  Class B                                             (671,269)        (789,230)
  Class C                                             (670,045)        (871,873)
                                                --------------   --------------
                                                    29,792,395      (25,501,477)
                                                --------------   --------------
Distributions from net realized gain on
  investment transactions
  Municipal Class                                     (600,291)        (488,770)
  Class A                                              (27,031)         (35,696)
  Class B                                              (24,289)         (27,760)
  Class C                                              (23,809)         (31,790)
                                                --------------   --------------
                                                      (675,420)        (584,016)
                                                --------------   --------------
Total dividends and distributions to
  shareholders                                     (30,467,815)     (26,085,493)
                                                --------------   --------------
CAPITAL-SHARE TRANSACTIONS:
Net proceeds from sales of shares                  324,048,982      314,353,362
Net proceeds from sales of shares issued
  to shareholders on reinvestment of
  dividends                                          7,794,812        7,597,543
                                                --------------   --------------
Total proceeds from shares sold                    331,843,794      321,950,905
Cost of shares redeemed                           (197,962,811)    (194,387,540)
                                                --------------   --------------
Increase in net assets from
  capital-share transactions                       133,880,983      127,563,365
                                                --------------   --------------
Net increase in net assets                         123,173,567      123,294,912

NET ASSETS:
Beginning of period                                952,210,842      828,915,930
                                                --------------   --------------
End of period (a)                               $1,075,384,409     $952,210,842
                                                ==============   ==============
(a) Includes undistributed net investment
  income/(excess distributions) of:             $     (169,884)  $      (32,569)
                                                ==============   ==============


See notes to financial statements.


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ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 139


                                                Diversified Municipal Portfolio
                                                ===============================
                                                  Year Ended       Year Ended
                                                   9/30/05          9/30/04
                                                ==============   ==============
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income                           $   91,004,516   $   80,344,194
Net realized gain (loss) on investment
  transactions                                          93,901       (2,676,633)
Increase (decrease) in unrealized
  appreciation/(depreciation) of
  investments, futures and swaps                   (43,831,499)     (10,548,395)
                                                --------------   --------------
Net increase in net assets resulting
  from operations                                   47,266,918       67,119,166
                                                --------------   --------------
DIVIDENDS TO SHAREHOLDERS:
Dividends from net investment income
  Municipal Class                                  (84,945,388)     (71,778,247)
  Class A                                           (2,586,427)      (3,592,307)
  Class B                                           (1,768,647)      (2,382,683)
  Class C                                           (1,660,315)      (2,308,466)
                                                --------------   --------------
                                                   (90,960,777)     (80,061,703)
                                                --------------   --------------
CAPITAL-SHARE TRANSACTIONS:
Net proceeds from sales of shares                  985,636,697      876,220,074
Net proceeds from sales of shares issued
  to shareholders on reinvestment of
  dividends                                         18,173,262       18,981,822
                                                --------------   --------------
Total proceeds from shares sold                  1,003,809,959      895,201,896
Cost of shares redeemed                           (564,369,617)    (499,857,512)
                                                --------------   --------------
Increase in net assets from
  capital-share transactions                       439,440,342      395,344,384
                                                --------------   --------------
Net increase in net assets                         395,746,483      382,401,847

NET ASSETS:
Beginning of period                              2,797,151,366    2,414,749,519
                                                --------------   --------------
End of period (a)                               $3,192,897,849   $2,797,151,366
                                                ==============   ==============
(a) Includes undistributed net investment
  income/(excess distributions) of:             $       (7,993)  $       57,103
                                                ==============   ==============


See notes to financial statements.


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140 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


                                                  New York Municipal Portfolio
                                                ===============================
                                                  Year Ended       Year Ended
                                                   9/30/05          9/30/04
                                                ==============   ==============
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS
Net investment income                           $   43,100,305   $   39,925,958
Net realized gain on investment
  transactions                                       1,717,857           56,382
Increase (decrease) in unrealized
  appreciation/(depreciation) of
  investments, futures and swaps                   (21,490,657)      (9,511,265)
                                                --------------   --------------
Net increase in net assets resulting
  from operations                                   23,327,505       30,471,075
                                                --------------   --------------
DIVIDENDS TO SHAREHOLDERS:
Dividends from net investment income
  Municipal Class                                  (39,335,597)     (34,837,419)
  Class A                                           (1,528,070)      (2,076,117)
  Class B                                           (1,267,103)      (1,448,511)
  Class C                                           (1,048,193)      (1,411,058)
                                                --------------   --------------
                                                   (43,178,963)     (39,773,105)
                                                --------------   --------------
CAPITAL-SHARE TRANSACTIONS:
Net proceeds from sales of shares                  388,609,059      351,775,089
Net proceeds from sales of shares issued
  to shareholders on reinvestment of
  dividends                                         12,522,489       12,764,315
                                                --------------   --------------
Total proceeds from shares sold                    401,131,548      364,539,404
Cost of shares redeemed                           (263,675,915)    (277,559,965)
                                                --------------   --------------
Increase in net assets from
  capital-share transactions                       137,455,633       86,979,439
                                                --------------   --------------
Net increase in net assets                         117,604,175       77,677,409

NET ASSETS:
Beginning of period                              1,286,660,228    1,208,982,819
                                                --------------   --------------
End of period (a)                               $1,404,264,403   $1,286,660,228
                                                ==============   ==============
(a) Includes undistributed net investment
  income                                        $        6,063   $       72,495
                                                ==============   ==============


See notes to financial statements.


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 141


NOTES TO FINANCIAL STATEMENTS
September 30, 2005

NOTE 1.

Organization and Significant Accounting Policies

The AllianceBernstein Intermediate Municipal Class A, B and C shares are shares of three Portfolios of the Sanford C. Bernstein Fund, Inc. (the "Fund"):
California Municipal Portfolio, Diversified Municipal Portfolio and New York Municipal Portfolio (collectively, "Bernstein Intermediate Municipal Portfolios" or "Portfolios"). The Fund is a managed open-end registered investment company, incorporated in Maryland on May 4, 1988. Effective February 1, 2002, the Bernstein Portfolios commenced offering AllianceBernstein Intermediate Municipal Class A, AllianceBernstein Intermediate Municipal Class B and AllianceBernstein Intermediate Municipal Class C Shares (collectively, "Intermediate Municipal Retail Classes") in addition to the existing Municipal Class shares (each, a "Municipal Class"). These financial statements include only the Intermediate Municipal Portfolios. The financial highlights of the Municipal Class shares are presented in a separate financial report. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan, as applicable. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to makes estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Additional information about some of the items discussed in these notes to financial statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

A. Security Valuation

Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows: Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day,


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142 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quotations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, ("OTC") (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, Alliance Capital Management, L.P. (the "Adviser") may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities.

B. Security Transactions and Related Investment Income

Security transactions are accounted for on the trade date (the date the buy or sell order is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis, and dividend income is recorded on the ex-dividend date.

C. Futures Contracts

Upon entering into a futures contract, a Portfolio is required to deposit cash or to pledge securities in an amount (initial margin) equal to a certain percentage of the purchase price indicated in the futures contract. Subsequent payments, which are dependent on the daily fluctuations in the market value of the underlying index or security, are made or received by the Portfolio each day (daily variation


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 143


margin) or at other intervals as is required. The aggregate of these payments or receipts through the expiration of the futures contract is recorded for book purposes as unrealized gains or losses by the Portfolio. If the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

D. Taxes

Each of the Portfolios is treated as a separate entity for federal income tax purposes. Each Portfolio intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 as they apply to regulated investment companies. By so complying, each Portfolio will not be subject to federal income taxes to the extent that all of its income is distributed. The Portfolios may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains and net unrealized appreciation/depreciation as such income and/or gains are earned.

E. Repurchase Agreements

Each Portfolio may enter into repurchase agreements with banks or securities broker-dealers. It is the Fund's policy that its custodian receive delivery of the securities collateralizing repurchase agreements, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value of the collateral is equal to at least 100% of the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions on the Portfolio's ability to dispose of the underlying securities.

F. Securities Transactions on a When-Issued or Delayed-Delivery Basis

Each Portfolio may purchase securities on a when-issued basis or sell securities on a delayed-delivery basis. At the time a Portfolio commits to purchase a security on a when-issued or delayed-delivery basis, the Portfolio will record the transaction and use the security's value in determining the Portfolio's net asset value. At the time a Portfolio commits to sell a security on a delayed-delivery basis, the Portfolio will record the transaction and exclude the security's value in determining the Portfolio's net asset value. Each Portfolio segregates cash and marketable securities at least equal in value to its purchase commitment for when-issued or delayed-delivery securities, and segregates portfolio securities on a delayed-delivery basis.

G. Distribution of Income and Gains

Net investment income of each Portfolio is declared and recorded as a dividend to shareholders daily and is payable to shareholders monthly. Distributions of net


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144 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


realized gains, less any available loss carryforwards, if any, will be paid to shareholders at least once a year, and recorded on the ex-dividend date.

Elements of realized gains and net investment income may be recorded in different accounting periods for financial reporting (book) and federal income tax (tax) purposes (temporary differences). To the extent that such distributions required for tax purposes exceed income and gains recorded for book purposes as a result of such temporary differences, "excess distributions" are reflected in the accompanying financial statements. Certain other differences--permanent differences--arise because treatment of elements of income and gains is different between book and tax accounting. Permanent differences are reclassified in the year they arise.

H. Income and Expenses

All income earned and expenses incurred by the Portfolios are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the shares of such class. Class-specific expenses are borne by the respective class.

I. Swap Agreements

A Portfolio enters into interest rate swaps to protect itself from interest rate fluctuations on the underlying debt instruments. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Portfolio, and/or the termination value at the end of the contract. Therefore, the Portfolio considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities.

As of October 1, 2003, the Portfolios have adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133. The Portfolios accrue for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swap contracts on the statement of assets and liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain/loss on swaps, in addition to realized


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 145


gain/loss recorded upon the termination of swap contracts on the statement of operations. Prior to October 1, 2003, these interim payments were reflected within interest income/expense in the statement of operations. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation/ depreciation of investments.

NOTE 2.

Investment Management and Transactions with Affiliated Persons

A. Management Fee

Under the Investment Management Agreement between the Fund and the Adviser, the Adviser manages the investment of each Portfolio's assets, places purchase and sales orders and bears various expenses, including the salaries and expenses of all personnel except those of outside directors. In addition, the Adviser agrees to permit its directors, officers and employees who may be elected directors or officers of the Fund to serve in the capacities to which they are elected. The Adviser renders these services subject to the general oversight of the Board of Directors. Each of the Portfolios pays the Adviser an investment management fee at an annual rate of up to .50% of the first $1 billion, .45% of the next $2 billion and .40% in excess of $3 billion of the average daily net assets of the Portfolios.

Prior to October 27, 2004, the Adviser received an investment management fee, at an annualized rate of up to .50% of the first $1 billion and .45% in excess of $1 billion for the Portfolios.

B. Transfer Agency Agreement and Shareholder Servicing Agreement

Under a Transfer Agency Agreement, the Intermediate Municipal Retail Classes of the Portfolios compensate Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, for providing personnel and facilities to perform transfer agency services. AGIS may make payments to intermediaries that provide Omnibus account services, sub-accounting services and/or
networking services.   For the year ended September 30, 2005 the compensation
retained by AGIS amounted to: California Municipal Portfolio, $18,000; Diversified Municipal Portfolio, $50,868; and New York Municipal Portfolio, $44,364.

For the year ended September 30, 2005, the expenses for the Retail Classes of the California Municipal Portfolio, Diversified Municipal Portfolio, New York Municipal Portfolio were reduced under an expense offset arrangement with AGIS by $248, $552 and $307, respectively.

Under the Shareholder Servicing Agreement between the Sanford C. Bernstein Fund Inc. and the Adviser, the Adviser agrees to pay expenses it incurs in providing shareholder servicing to the Fund, the Portfolios and individual share-


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146 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


holders. This agreement applies only to the Municipal Class shares of the Portfolios. Under the agreement, the fee payable by each Municipal Class share to the Adviser for services under this agreement is .10 of 1% of the average daily net assets of each Portfolio during the month.

C. Distribution Arrangements--Municipal Class Shares

Under the Distribution Agreement between the Fund, on behalf of the Municipal Class shares of each Portfolio, and Sanford C. Bernstein & Co., LLC (the "Distributor"), the Distributor agrees to act as agent to sell Municipal Class shares of the Portfolios. This agreement does not apply to the Intermediate Municipal Retail Classes of the Portfolios. The Distributor receives no fee for this service, and furthermore agrees to pay all expenses arising from the performance of its obligations under this agreement. The Distributor is a wholly-owned subsidiary of Alliance Capital Management L.P.

D. Distribution Arrangements--Intermediate Municipal Retail Classes

The Intermediate Municipal Retail Classes of the Portfolios have adopted a Distribution Services Agreement (the "Agreement"), including a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, each such class pays distribution services fees to AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, at an annual rate of up to .30 of 1% of each Portfolio's average daily net assets attributable to the Intermediate Municipal Class A shares and 1% of each Intermediate Municipal Portfolio's average daily net assets attributable to both Class B and Class C shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Fund that it has incurred expenses in excess of the distribution costs reimbursed by each Portfolio as follows:

                                              Class B          Class C
                                           ==============   ==============
California Municipal                       $      674,070   $      699,630
Diversified Municipal                           1,161,605        1,142,499
New York Municipal                              1,255,712          781,974


Such costs may be recovered from each Portfolio in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of each Portfolio's Class A, B or C shares.


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 147


E. Other Transactions with Affiliates

Class A shares of the Portfolios are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase.

The Distributor has advised the Fund that it has retained front-end sales charges from sales of Class A shares and received contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares for the year ended September 30, 2005 as follows:

                       Front-End         Contingent Deferred Sales Charges
                   Sales Charges    -------------------------------------------
Portfolio                Class A       Class A         Class B        Class C
-------------------------------------------------------------------------------
California Municipal     $ 4,227       $ 5,989        $ 58,364        $ 3,988
Diversified Municipal      8,599         2,742         183,806          8,507
New York Municipal         4,844         3,556          78,738          8,284


NOTE 3.

Investment Security Transactions

Purchases and Sales

For the period from October 1, 2004 through September 30, 2005, the Portfolios had purchases and sales transactions, excluding repurchase transactions and transactions in short-term instruments, as follows:

                         Purchases     Purchases       Sales
                      Excluding U.S.    of U.S.   Excluding U.S.  Sales of U.S.
                        Government    Government    Government     Government
                        Securities    Securities    Securities     Securities
-------------------------------------------------------------------------------
California Municipal   $  464,425,639   $   -0-   $ 292,008,149     $   -0-
Diversified Municipal   1,379,653,545       -0-     820,659,516         -0-
New York Municipal        567,995,063       -0-     415,918,271         -0-


NOTE 4.

Risk Involved in Investing in the Portfolios

Interest rate risk and credit risk--Interest rate risk is the risk that changes in interest rates will affect the value of a Portfolio's investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of a Portfolio's investments to decline. Credit risk is the risk that the issuer


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148 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit risk rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative risks.

Concentration of Credit Risk--The California Municipal Portfolio and the New York Municipal Portfolio invest primarily in securities issued by the States of California and New York, respectively, and their various political subdivisions, and the performance of each of these Portfolios is closely tied to economic conditions within the applicable state and the financial condition of that state and its agencies and municipalities.

Indemnification Risk--In the ordinary course of business, the Portfolios enterinto contracts that contain a variety of indemnifications. The Portfolios' maximum exposure under these arrangements is unknown. However, the Portfolios has not had prior claims or losses pursuant to these indemnifications provisions and expect the risk of loss thereunder to be remote.

NOTE 5.

Risks Involved in Futures Contracts

All Portfolios may purchase or sell financial futures contracts for the purpose of hedging their portfolios against adverse effects of anticipated movements in the market. Financial futures contracts obligate the buyer to take and the seller to make delivery at a future date of a specified quantity of a financial instrument or an amount of cash based on the value of a securities index or the market value in U.S. dollars of a foreign currency. The contract amounts reflect the extent of each Portfolio's involvement and risk of loss in these financial instruments. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities hedged or used for cover. The Portfolio's activities in futures contracts are conducted through regulated exchanges that do not result in counterparty credit risks.

NOTE 6.

Capital-Share Transactions

The Fund has authorized 7.8 billion shares of common stock, par value $0.001 per share, of which, at September 30, 2005, 7.5 billion are divided into 12 Portfolios. It has allocated 1.6 billion to the Diversified Municipal Portfolio, divided evenly into four classes and 800 million each to the California Municipal Portfolio and New York Municipal Portfolio, divided evenly into four classes. Share transactions for the Intermediate Municipal Portfolios for the year ended


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 149


September 30, 2005, and for the year ended September 30, 2004, were as follows:

                               Shares                         Amount
                    ---------------------------  ------------------------------
California            Year Ended    Year Ended     Year Ended      Year Ended
Municipal           September 30, September 30,   September 30,   September 30,
Portfolio                2005          2004           2005            2004
----------------     ------------  ------------  --------------  --------------
Municipal Class
Shares sold           21,434,750    19,362,604  $  307,063,523  $  278,229,856
-------------------------------------------------------------------------------
Shares issued to
  shareholders on
  reinvestment of
  dividends and
  distributions          414,093       380,194       5,934,834       5,464,063
-------------------------------------------------------------------------------
Shares redeemed      (11,381,962)   (8,521,055)   (163,180,906)   (122,550,941)
-------------------------------------------------------------------------------
Net increase          10,466,881    11,221,743     149,817,451     161,142,978
-------------------------------------------------------------------------------
Beginning of period   58,618,356    47,396,613     818,413,383     657,270,405
-------------------------------------------------------------------------------
End of period         69,085,237    58,618,356  $  968,230,834  $  818,413,383
===============================================================================

Intermediate
  Municipal
  Class A Shares
Shares sold              956,855     1,601,314  $   13,703,260  $   22,992,722
-------------------------------------------------------------------------------
Shares issued to
  shareholders on
  reinvestment of
  dividends and
  distributions           58,866        62,048         843,393         892,517
-------------------------------------------------------------------------------
Shares converted
  from Class B            50,349        42,663         722,083         616,038
-------------------------------------------------------------------------------
Shares redeemed       (1,108,320)   (2,739,651)    (15,850,412)    (39,262,227)
-------------------------------------------------------------------------------
Net decrease             (42,250)   (1,033,626)       (581,676)    (14,760,950)
-------------------------------------------------------------------------------
Beginning of period    2,671,212     3,704,838      38,438,279      53,199,229
-------------------------------------------------------------------------------
End of period          2,628,962     2,671,212  $   37,856,603  $   38,438,279
===============================================================================

Intermediate
  Municipal
  Class B Shares
Shares sold               31,283       413,439  $      449,100  $    5,912,975
-------------------------------------------------------------------------------
Shares issued to
  shareholders on
  reinvestment of
  dividends and
  distributions           36,862        42,707         528,386         613,905
-------------------------------------------------------------------------------
Shares converted
  to Class A             (50,375)      (42,664)       (722,083)       (616,038)
-------------------------------------------------------------------------------
Shares redeemed         (668,920)     (690,338)     (9,570,894)     (9,878,652)
-------------------------------------------------------------------------------
Net decrease            (651,150)     (276,856)     (9,315,491)     (3,967,810)
-------------------------------------------------------------------------------
Beginning of period    2,483,175     2,760,031      35,650,128      39,617,938
-------------------------------------------------------------------------------
End of period          1,832,025     2,483,175  $   26,334,637  $   35,650,128
===============================================================================


_______________________________________________________________________________

150 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


                               Shares                         Amount
                    ---------------------------  ------------------------------
California            Year Ended    Year Ended     Year Ended      Year Ended
Municipal           September 30, September 30,   September 30,   September 30,
Portfolio                2005          2004           2005            2004
----------------     ------------  ------------  --------------  --------------
Intermediate
  Municipal
  Class C Shares
Shares sold              147,263       458,392  $    2,111,016  $    6,601,771
-------------------------------------------------------------------------------
Shares issued to
  shareholders on
  reinvestment of
  dividends and
  distributions           34,066        43,617         488,199         627,058
-------------------------------------------------------------------------------
Shares redeemed         (602,915)   (1,541,591)     (8,638,516)    (22,079,682)
-------------------------------------------------------------------------------
Net decrease            (421,586)   (1,039,582)     (6,039,301)    (14,850,853)
-------------------------------------------------------------------------------
Beginning of period    2,423,470     3,463,052      34,873,086      49,723,939
-------------------------------------------------------------------------------
End of period          2,001,884     2,423,470  $   28,833,785  $   34,873,086
===============================================================================

                               Shares                         Amount
                    ---------------------------  ------------------------------
Diversified           Year Ended    Year Ended     Year Ended      Year Ended
Municipal           September 30, September 30,   September 30,   September 30,
Portfolio                2005          2004           2005            2004
----------------     ------------  ------------  --------------  --------------
Municipal Class
Shares sold           67,306,052    56,402,771  $  954,163,543  $  803,722,850
-------------------------------------------------------------------------------
Shares issued to
  shareholders on
  reinvestment of
  dividends            1,025,694       996,289      14,537,618      14,194,124
-------------------------------------------------------------------------------
Shares redeemed      (32,601,964)  (24,148,120)   (461,940,395)   (343,673,316)
-------------------------------------------------------------------------------
Net increase          35,729,782    33,250,940     506,760,766     474,243,658
-------------------------------------------------------------------------------
Beginning of period  175,912,881   142,661,941   2,429,726,990   1,955,483,332
-------------------------------------------------------------------------------
End of period        211,642,663   175,912,881  $2,936,487,756  $2,429,726,990
===============================================================================

Intermediate
  Municipal
  Class A Shares
Shares sold            1,418,380     2,791,398  $   20,132,758  $   39,770,226
-------------------------------------------------------------------------------
Shares issued to
  shareholders on
  reinvestment of
  dividends              115,543       156,489       1,638,421       2,232,359
-------------------------------------------------------------------------------
Shares converted
  from Class B           157,152        40,949       2,222,023         585,547
-------------------------------------------------------------------------------
Shares redeemed       (2,905,957)   (5,661,852)    (41,230,449)    (80,491,325)
-------------------------------------------------------------------------------
Net decrease          (1,214,882)   (2,673,016)    (17,237,247)    (37,903,193)
-------------------------------------------------------------------------------
Beginning of period    7,139,972     9,812,988     101,452,919     139,356,112
-------------------------------------------------------------------------------
End of period          5,925,090     7,139,972  $   84,215,672  $  101,452,919
===============================================================================


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 151


                               Shares                         Amount
                    ---------------------------  ------------------------------
Diversified           Year Ended    Year Ended     Year Ended      Year Ended
Municipal           September 30, September 30,   September 30,   September 30,
Portfolio                2005          2004           2005            2004
----------------     ------------  ------------  --------------  --------------
Intermediate
  Municipal
  Class B Shares
Shares sold              201,550       869,273  $    2,864,835  $   12,394,497
-------------------------------------------------------------------------------
Shares issued to
  shareholders on
  reinvestment of
  dividends               81,542        97,407       1,156,539       1,388,562
-------------------------------------------------------------------------------
Shares converted
  to Class A            (157,197)      (40,951)     (2,222,023)       (585,547)
-------------------------------------------------------------------------------
Shares redeemed       (2,160,430)   (2,258,595)    (30,611,828)    (32,100,577)
-------------------------------------------------------------------------------
Net decrease          (2,034,535)   (1,332,866)    (28,812,477)    (18,903,065)
-------------------------------------------------------------------------------
Beginning of period    6,730,272     8,063,138      95,318,319     114,221,384
-------------------------------------------------------------------------------
End of period          4,695,737     6,730,272  $   66,505,842  $   95,318,319
===============================================================================

Intermediate
  Municipal
  Class C Shares
Shares sold              440,590     1,383,803  $    6,253,538  $   19,746,954
-------------------------------------------------------------------------------
Shares issued to
  shareholders on
  reinvestment of
  dividends               59,271        81,839         840,684       1,166,777
-------------------------------------------------------------------------------
Shares redeemed       (2,000,134)   (3,026,407)    (28,364,922)    (43,006,747)
-------------------------------------------------------------------------------
Net decrease          (1,500,273)   (1,560,765)    (21,270,700)    (22,093,016)
-------------------------------------------------------------------------------
Beginning of period    6,266,770     7,827,535      89,063,423     111,156,439
-------------------------------------------------------------------------------
End of period          4,766,497     6,266,770  $   67,792,723  $   89,063,423
===============================================================================

                               Shares                         Amount
                    ---------------------------  ------------------------------
New York              Year Ended    Year Ended     Year Ended      Year Ended
Municipal           September 30, September 30,   September 30,   September 30,
Portfolio                2005          2004           2005            2004
----------------     ------------  ------------  --------------  --------------
Municipal Class
Shares sold           26,547,744    21,638,209  $  372,003,374  $  305,291,848
-------------------------------------------------------------------------------
Shares issued to
  shareholders on
  reinvestment of
  dividends              701,028       689,237       9,824,232       9,719,528
-------------------------------------------------------------------------------
Shares redeemed      (15,053,132)  (13,656,099)   (210,928,598)   (192,281,514)
-------------------------------------------------------------------------------
Net increase          12,195,640     8,671,347     170,899,008     122,729,862
-------------------------------------------------------------------------------
Beginning of period   79,453,646    70,782,299   1,079,419,281     956,689,419
-------------------------------------------------------------------------------
End of period         91,649,286    79,453,646  $1,250,318,289  $1,079,419,281
===============================================================================


_______________________________________________________________________________

152 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


                               Shares                         Amount
                    ---------------------------  ------------------------------
New York              Year Ended    Year Ended     Year Ended      Year Ended
Municipal           September 30, September 30,   September 30,   September 30,
Portfolio                2005          2004           2005            2004
----------------     ------------  ------------  --------------  --------------
Intermediate
  Municipal
  Class A Shares
Shares sold              698,228     1,615,750  $    9,785,713  $   22,800,191
-------------------------------------------------------------------------------
Shares issued to
  shareholders on
  reinvestment of
  dividends               87,840        94,136       1,230,549       1,327,825
-------------------------------------------------------------------------------
Shares converted
  from Class B            78,587        37,929       1,099,352         535,934
-------------------------------------------------------------------------------
Shares redeemed       (1,492,557)   (3,428,933)    (20,880,330)    (48,289,760)
-------------------------------------------------------------------------------
Net decrease            (627,902)   (1,681,118)     (8,764,716)    (23,625,810)
-------------------------------------------------------------------------------
Beginning of period    3,845,804     5,526,922      53,961,341      77,587,151
-------------------------------------------------------------------------------
End of period          3,217,902     3,845,804  $   45,196,625  $   53,961,341
===============================================================================

Intermediate
  Municipal
  Class B Shares
Shares sold              187,179       671,588  $    2,625,061  $    9,478,863
-------------------------------------------------------------------------------
Shares issued to
  shareholders on
  reinvestment of
  dividends               68,721        74,192         962,490       1,045,533
-------------------------------------------------------------------------------
Shares converted
  to Class A             (78,669)      (37,911)     (1,099,352)       (535,934)
-------------------------------------------------------------------------------
Shares redeemed         (786,711)   (1,012,852)    (11,010,516)    (14,209,122)
-------------------------------------------------------------------------------
Net decrease            (609,480)     (304,983)     (8,522,317)     (4,220,660)
-------------------------------------------------------------------------------
Beginning of period    4,125,242     4,430,225      57,967,103      62,187,763
-------------------------------------------------------------------------------
End of period          3,515,762     4,125,242  $   49,444,786  $   57,967,103
===============================================================================

Intermediate
  Municipal
  Class C Shares
Shares sold              220,479       966,957  $    3,095,559  $   13,668,253
-------------------------------------------------------------------------------
Shares issued to
  shareholders on
  reinvestment of
  dividends               36,044        47,599         505,218         671,429
-------------------------------------------------------------------------------
Shares redeemed       (1,410,557)   (1,585,393)    (19,757,119)    (22,243,635)
-------------------------------------------------------------------------------
Net decrease          (1,154,034)     (570,837)    (16,156,342)     (7,903,953)
-------------------------------------------------------------------------------
Beginning of period    3,759,301     4,330,138      53,098,095      61,002,048
-------------------------------------------------------------------------------
End of period          2,605,267     3,759,301 $    36,941,753  $   53,098,095
===============================================================================


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 153


NOTE 7.

Distributions to Shareholders

The tax character of distributions paid during the fiscal years ended September 30, 2005 and September 30, 2004 were as follows:

California Municipal                             2005             2004
                                            ==============   ==============
Distributions paid from:
  ordinary income                           $      608,022   $    1,078,849
Net long-term capital gains                        257,140          584,016
                                            --------------   --------------
Total taxable distributions paid                   865,162        1,662,865
Tax exempt distributions                        29,602,653       24,422,628
                                            --------------   --------------
Total distributions paid                    $   30,467,815   $   26,085,493
                                            ==============   ==============

Diversified Municipal                            2005             2004
                                            ==============   ==============
Distributions paid from:
  ordinary income                           $      983,998   $    2,700,837
                                            --------------   --------------
Total taxable distributions paid                   983,998        2,700,837
Tax exempt distributions                        89,976,779       77,360,866
                                            --------------   --------------
Total distributions paid                    $   90,960,777   $   80,061,703
                                            ==============   ==============

New York Municipal                               2005             2004
                                            ==============   ==============
Distributions paid from:
  ordinary income                           $      394,308   $    1,067,657
                                            --------------   --------------
Total taxable distributions paid                   394,308        1,067,657
Tax exempt distributions                        42,784,655       38,705,448
                                            --------------   --------------
Total distributions paid                    $   43,178,963   $   39,773,105
                                            ==============   ==============


As of September 30, 2005, the components of accumulated earnings/(deficit) on a tax basis were as follows:

                                   Accumulated        Total
                                   Capital and      Unrealized     Accumulated
                        Ordinary   Other Gains    Appreciation/     Earnings/
                       Income(a)   (Losses)(b)   Depreciation(c)   (Deficit)(d)
-------------------------------------------------------------------------------
California Municipal  $  756,170   $(2,122,815)     $16,386,194    $15,019,549
Diversified Municipal  2,831,820    (5,593,133)      43,464,135     40,702,822
New York Municipal     1,262,158    (1,041,094)      23,398,194     23,619,258

(a)  includes tax exempt income as shown below:

-------------------------------------------------------------------------------
California Municipal               $   756,170
Diversified Municipal                2,781,491
New York Municipal                   1,247,841


_______________________________________________________________________________

154 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


(b) At September 30, 2005, the following Portfolios had capital loss carryforwards as shown below:

                                  Capital Loss
                               Carryforward Amount               Expiration
-------------------------------------------------------------------------------
California Municipal               $ 2,122,815                   9/30/2013
Diversified Municipal                1,541,518                   9/30/2009
Diversified Municipal                4,051,615                   9/30/2013
New York Municipal                   1,041,094                   9/30/2009

(c) The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, straddles, mark to market of futures and swap income (loss).

(d) The difference between book-basis and tax-basis components of accumulated earnings (deficit) is attributable primarily to dividend payable.

During the year ended September 30, 2005, capital loss carryforwards were utilized by the Portfolios as shown below:

                                                              Capital Loss
                                                              Carryforward
                                                                Utilized
-------------------------------------------------------------------------------
New York Municipal                                             $1,172,858


During the current fiscal year, permanent differences primarily due to reclassification of distributions and swap income resulted in a decrease in undistributed net investment income and accumulated net realized loss on investment for the California Municipal Portfolio and the Diversified Municipal Portfolio and an increase to undistributed net investment income and accumulated net realized loss on investment for the New York Municipal Portfolio. This reclassification had no effect on net assets.

NOTE 8.

Legal Proceedings

As has been previously reported, the staff of the U.S. Securities and Exchange Commission (SEC) and the Office of New York Attorney General ("NYAG") have been investigating practices in the mutual fund industry identified as market timing and late trading of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of market timing mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission (SEC Order). The agreement with the NYAG is memorialized in an Assurance of Discontinuance dated September 1, 2004 (NYAG Order). Among the key provisions of these agreements are the following:


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 155


(i)  The Adviser agreed to establish a $250 million fund (the Reimbursement
Fund) to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, until December 31, 2008; and

(iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAGOrder contemplates that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund (the "Independent Directors") designated an independent economic consultant and independent counsel to investigate the above mentioned matters.

On October 2, 2003, a purported class action complaint entitled Hindo, et al.
v. AllianceBernstein Growth & Income Fund, et al. ("Hindo Complaint") was filed against the Adviser, Alliance Capital Management Holding L.P. ("Alliance Holding"), Alliance Capital Management Corporation, AXA Financial, Inc., the AllianceBernstein Funds, certain officers of the Adviser ("Alliance defendants"), and certain other defendants not affiliated with the Adviser, as well as unnamed Doe defendants. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Funds. The Hindo Complaint alleges that certain of the Alliance defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.


_______________________________________________________________________________

156 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


Since October 2, 2003, numerous additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various federal and state courts against the Adviser and certain other defendants, and others may be filed. The plaintiffs in such lawsuits have asserted a variety of theories for recovery including, but not limited to, violations of the Securities Act, the Exchange Act, the Advisers Act, the Investment Company Act, the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), certain state securities laws, and common law. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred all federal actions, and removed all state court actions, to the United States District Court for the District of Maryland (the "Mutual Fund MDL"). The plaintiffs in the removed actions have since moved for remand, and that motion is pending.

On September 29, 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of Alliance Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of the Adviser. All four complaints include substantially identical factual allegations, which appear to be based in large part on the SEC Order and the NYAG Order. The claims in the mutual fund derivative consolidated amended complaint are generally based on the theory that all fund advisory agreements, distribution agreements and 12b-1 plans between the Adviser and the AllianceBernstein Funds should be invalidated, regardless of whether market timing occurred in each individual fund, because each was approved by fund trustees on the basis of materially misleading information with respect to the level of market timing permitted in funds managed by the Adviser. The claims asserted in the other three consolidated amended complaints are similar to those that the respective plaintiffs asserted in their previous federal lawsuits. All of these lawsuits seek an unspecified amount of damages. The Alliance defendants have moved to dismiss the complaints, and those motions are pending.

On February 10, 2004, the Adviser received (i) a subpoena duces tecum from the Office of the Attorney General of the State of West Virginia and (ii) a request for information from West Virginia's Office of the State Auditor, Securities Commission (the "West Virginia Securities Commission") (together, the "Information Requests"). Both Information Requests require the Adviser to produce documents concerning, among other things, any market timing or late trading in the Adviser's sponsored mutual funds. The Adviser responded to the Information Requests and has been cooperating fully with the investigation.

On April 11, 2005, a complaint entitled The Attorney General of the State of West Virginia v. AIM Advisors, Inc., et al. ("WVAG Complaint") was filed against the Adviser, Alliance Holding, and various other defendants not affiliated with the Adviser. The WVAG Complaint was filed in the Circuit Court of Marshall County, West Virginia by the Attorney General of the State of West Virginia. The


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 157


WVAG Complaint makes factual allegations generally similar to those in the Hindo Complaint. On May 31, 2005, defendants removed the WVAG Complaint to the United States District Court for the Northern District of West Virginia. On July 12, 2005, plaintiff moved to remand. On October 19, 2005, the WVAG Complaint was transfered to the Mutual Fund MDL.

On August 30, 2005, the deputy commissioner of securities of the West Virginia Securities Commission signed a "Summary Order to Cease and Desist, and Notice of Right to Hearing" addressed to the Adviser and Alliance Holding. The Summary Order claims that the Adviser and Alliance Holding violated the West Virginia Uniform Securities Act, and makes factual allegations generally similar to those in the Commission Order and the NYAG Order. The Adviser intends to vigorously defend against the allegations in the WVAG Complaint.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

On June 22, 2004, a purported class action complaint entitled Aucoin, et al. v. Alliance Capital Management L.P., et al. ("Aucoin Complaint") was filed against the Adviser, Alliance Capital Management Holding L.P., Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein mutual funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.


_______________________________________________________________________________

158 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


Since June 22, 2004, numerous additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants, and others may be filed. On October 19, 2005, the District Court granted in part, and denied in part, defendants' motion to dismiss the Aucoin complaint and as a result the only claim remaining is plaintiffs' section 36(b) claim.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the AllianceBernstein Mutual Funds' shares or other adverse consequences to the AllianceBernstein Mutual Funds. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the AllianceBernstein Mutual Funds.

NOTE 9.

Subsequent Events

On October 26, 2005, the Board of Directors of the Fund approved and authorized the continuation of the Investment Management Agreement between the Fund and the Adviser, without change, for an additional period ending December 1, 2005. On November 28, 2005, the Board of Directors of the Fund, approved an amended Investment Management Agreement for an additional annual term which revised the fees payable by the Fund to the Adviser, on behalf of the Portfolios as set forth below:

                                         Annual Percentage of Average
                                     Daily Net Assets of Each Portfolio
                             --------------------------------------------------
                                 First        Next         Next
                              $1 Billion   $2 Billion   $2 Billion   Thereafter
-------------------------------------------------------------------------------
New York Municipal,
  California Municipal, and
  Diversified Municipal
  Portfolios                     0.50%        0.45%        0.40%        0.35%


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 159


FINANCIAL HIGHLIGHTS

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                         Intermediate California
                                                           Municipal Portfolio
                                            --------------------------------------------------
                                                              Class A Shares
                                            --------------------------------------------------
                                                                                   February 1,
                                                    Year Ended September 30,        2002(b) to
                                            -------------------------------------   September
                                                2005        2004(a)      2003       30, 2002
                                            -----------  -----------  -----------  -----------
Net asset value, beginning
  of period                                   $14.38       $14.46       $14.59       $14.22

INCOME FROM INVESTMENT OPERATIONS:
Investment income, net+                         0.40         0.40         0.43         0.30
Net realized and unrealized gain (loss) on
  investment and futures transactions          (0.14)       (0.07)       (0.13)        0.37
Total from investment operations                0.26         0.33         0.30         0.67

LESS DIVIDENDS AND DISTRIBUTIONS:
Dividends from taxable net investment
  income                                          -0-       (0.02)       (0.02)          -0-
Dividends from tax-exempt net investment
  income                                       (0.40)       (0.38)       (0.41)       (0.30)
Distributions from net realized gain on
  investment transactions                      (0.01)       (0.01)          -0-          -0-
Total dividends and distributions              (0.41)       (0.41)       (0.43)       (0.30)
Net asset value, end of period                $14.23       $14.38       $14.46       $14.59
Total return(c)                                 1.84%        2.32%        2.13%        4.76%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)      $37,420      $38,422      $53,570      $34,909
Average net assets (000 omitted)             $39,846      $45,228      $44,288      $15,046
Ratio of expenses to average net assets         0.89%        0.88%        0.90%        0.97%*
Ratio of net investment income to average
  net assets                                    2.80%        2.79%        3.00%        2.98%*
Portfolio turnover rate                           30%          52%          44%          31%


See footnote summary on page 168.


_______________________________________________________________________________

160 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                         Intermediate California
                                                           Municipal Portfolio
                                            --------------------------------------------------
                                                             Class B Shares
                                            --------------------------------------------------
                                                                                    February 1,
                                                  Year Ended September 30,          2002(b) to
                                            -------------------------------------   September
                                                2005        2004(a)       2003      30, 2002
                                            -----------  -----------  -----------  -----------
Net asset value, beginning of period          $14.39       $14.46       $14.59       $14.22

INCOME FROM INVESTMENT OPERATIONS:
Investment income, net+                         0.30         0.30         0.33         0.23
Net realized and unrealized gain (loss) on
  investment and futures transactions          (0.14)       (0.06)       (0.13)        0.37
Total from investment operations                0.16         0.24         0.20         0.60

LESS DIVIDENDS AND DISTRIBUTIONS:
Dividends from taxable net investment
  income                                          -0-       (0.01)       (0.02)          -0-
Dividends from tax-exempt net investment
  income                                       (0.30)       (0.29)       (0.31)       (0.23)
Distributions from net realized gain on
  investment transactions                      (0.01)       (0.01)          -0-          -0-
Total dividends and distributions              (0.31)       (0.31)       (0.33)       (0.23)
Net asset value, end of period                $14.24       $14.39       $14.46       $14.59
Total return(c)                                 1.14%        1.67%        1.41%        4.30%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)      $26,081      $35,723      $39,915      $18,688
Average net assets (000 omitted)             $31,933      $37,989      $30,679      $ 8,396
Ratio of expenses to average net assets         1.59%        1.58%        1.61%        1.68%*
Ratio of net investment income to average
  net assets                                    2.10%        2.08%        2.29%        2.27%*
Portfolio turnover rate                           30%          52%          44%          31%


See footnote summary on page 168.


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 161


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                        Intermediate California
                                                          Municipal Portfolio
                                            --------------------------------------------------
                                                             Class C Shares
                                            --------------------------------------------------
                                                                                    February 1,
                                                    Year Ended September 30,        2002(b) to
                                            -------------------------------------   September
                                                2005        2004(a)       2003      30, 2002
                                            -----------  -----------  -----------  -----------
Net asset value, beginning of period          $14.38       $14.46       $14.59       $14.22

INCOME FROM INVESTMENT OPERATIONS:
Investment income, net+                         0.30         0.29         0.33         0.23
Net realized and unrealized gain (loss) on
  investment and futures transactions          (0.14)       (0.07)       (0.13)        0.37
Total from investment operations                0.16         0.22         0.20         0.60

LESS DIVIDENDS AND DISTRIBUTIONS:
Dividends from taxable net investment
  income                                          -0-       (0.01)       (0.02)          -0-
Dividends from tax-exempt net investment
  income                                       (0.30)       (0.28)       (0.31)       (0.23)
Distributions from net realized gain on
  investment transactions                      (0.01)       (0.01)          -0-          -0-
Total dividends and distributions              (0.31)       (0.30)       (0.33)       (0.23)
Net asset value, end of period                $14.23       $14.38       $14.46       $14.59
Total return(c)                                 1.13%        1.60%        1.41%        4.28%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)      $28,495      $34,859      $50,071      $23,746
Average net assets (000 omitted)             $31,861      $41,835      $37,992      $10,538
Ratio of expenses to average net assets         1.59%        1.58%        1.61%        1.68%*
Ratio of net investment income to average
  net assets                                    2.10%        2.09%        2.28%        2.28%*
Portfolio turnover rate                           30%          52%          44%          31%


See footnote summary on page 168.


_______________________________________________________________________________

162 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                         Intermediate Diversified
                                                           Municipal Portfolio
                                            --------------------------------------------------
                                                              Class A Shares
                                            --------------------------------------------------
                                                                                    February 1,
                                                     Year Ended September 30,       2002(b) to
                                            -------------------------------------   September
                                                2005        2004(a)       2003       30, 2002
                                            -----------  -----------  -----------  -----------
Net asset value, beginning of period          $14.27       $14.35       $14.37       $14.01

INCOME FROM INVESTMENT OPERATIONS:
Investment income, net+                         0.40         0.42         0.47         0.33
Net realized and unrealized gain (loss) on
  investment and futures transactions          (0.20)       (0.08)       (0.02)        0.36
Total from investment operations                0.20         0.34         0.45         0.69

LESS DIVIDENDS:
Dividends from taxable net investment
  income                                          -0-       (0.01)       (0.01)          -0-
Dividends from tax-exempt net investment
  income                                       (0.40)       (0.41)       (0.46)       (0.33)
Total dividends                                (0.40)       (0.42)       (0.47)       (0.33)
Net asset value, end of period                $14.07       $14.27       $14.35       $14.37
Total return(c)                                 1.43%        2.39%        3.22%        5.02%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)      $83,353     $101,899     $140,781      $81,944
Average net assets (000 omitted)             $91,283     $122,195     $117,219      $40,750
Ratio of expenses to average net assets         0.87%        0.87%        0.88%        0.94%*
Ratio of net investment income to average
  net assets                                    2.83%        2.95%        3.28%        3.42%*
Portfolio turnover rate                           28%          41%          38%          22%


See footnote summary on page 168.


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 163


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                         Intermediate Diversified
                                                            Municipal Portfolio
                                            --------------------------------------------------
                                                               Class B Shares
                                            --------------------------------------------------
                                                                                    February 1,
                                                   Year Ended September 30,         2002(b) to
                                            -------------------------------------   September
                                                2005        2004(a)       2003      30, 2002
                                            -----------  -----------  -----------  -----------
Net asset value, beginning of period          $14.27       $14.35       $14.38       $14.01

INCOME FROM INVESTMENT OPERATIONS:
Investment income, net+                         0.30         0.32         0.37         0.27
Net realized and unrealized gain (loss) on
  investment and futures transactions          (0.20)       (0.08)       (0.03)        0.37
Total from investment operations                0.10         0.24         0.34         0.64

LESS DIVIDENDS:
Dividends from taxable net investment
  income                                          -0-       (0.01)       (0.01)          -0-
Dividends from tax-exempt net investment
  income                                       (0.30)       (0.31)       (0.36)       (0.27)
Total dividends                                (0.30)       (0.32)       (0.37)       (0.27)
Net asset value, end of period                $14.07       $14.27       $14.35       $14.38
Total return(c)                                 0.73%        1.68%        2.43%        4.63%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)      $66,067     $ 96,064     $115,690      $53,115
Average net assets (000 omitted)             $82,895     $106,491     $ 89,102      $26,153
Ratio of expenses to average net assets         1.57%        1.57%        1.59%        1.65%*
Ratio of net investment income to average
  net assets                                    2.13%        2.25%        2.58%        2.75%*
Portfolio turnover rate                           28%          41%          38%          22%


See footnote summary on page 168.


_______________________________________________________________________________

164 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                         Intermediate Diversified
                                                           Municipal Portfolio
                                            --------------------------------------------------
                                                             Class C Shares
                                            --------------------------------------------------
                                                                                    February 1,
                                                    Year Ended September 30,        2002(b) to
                                            -------------------------------------   September
                                                2005        2004(a)       2003      30, 2002
                                            -----------  -----------  -----------  -----------
Net asset value, beginning of period          $14.27       $14.35       $14.37       $14.01

INCOME FROM INVESTMENT OPERATIONS:
Investment income, net+                         0.30         0.32         0.37         0.27
Net realized and unrealized gain (loss) on
  investment and futures transactions          (0.20)       (0.08)       (0.02)        0.36
Total from investment operations                0.10         0.24         0.35         0.63

LESS DIVIDENDS:
Dividends from taxable net investment
  income                                          -0-       (0.01)       (0.01)          -0-
Dividends from tax-exempt net investment
  income                                       (0.30)       (0.31)       (0.36)       (0.27)
Total dividends                                (0.30)       (0.32)       (0.37)       (0.27)
Net asset value, end of period                $14.07       $14.27       $14.35       $14.37
Total return(c)                                 0.73%        1.68%        2.50%        4.55%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)      $67,057     $ 89,439     $112,298      $51,419
Average net assets (000 omitted)             $77,793     $103,098     $ 86,028      $24,113
Ratio of expenses to average net assets         1.57%        1.57%        1.59%        1.65%*
Ratio of net investment income to average
  net assets                                    2.14%        2.25%        2.57%        2.71%*
Portfolio turnover rate                           28%          41%          38%          22%


See footnote summary on page 168.


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 165


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                           Intermediate New York
                                                            Municipal Portfolio
                                            --------------------------------------------------
                                                              Class A Shares
                                            --------------------------------------------------
                                                                                    February 1,
                                                     Year Ended September 30,       2002(b) to
                                            -------------------------------------   September
                                                2005        2004(a)      2003       30, 2002
                                            -----------  -----------  -----------  -----------
Net asset value, beginning of period          $14.11       $14.21       $14.22       $13.82

INCOME FROM INVESTMENT OPERATIONS:
Investment income, net+                         0.43         0.43         0.46         0.32
Net realized and unrealized gain (loss) on
  investment and futures transactions          (0.21)       (0.10)       (0.01)        0.40
Total from investment operations                0.22         0.33         0.45         0.72

LESS DIVIDENDS:
Dividends from taxable net investment
  income                                          -0-       (0.01)       (0.01)          -0-
Dividends from tax-exempt net investment
  income                                       (0.43)       (0.42)       (0.45)       (0.32)
Total dividends                                (0.43)       (0.43)       (0.46)       (0.32)
Net asset value, end of period                $13.90       $14.11       $14.21       $14.22
Total return(c)                                 1.55%        2.37%        3.25%        5.30%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)      $44,730      $54,246      $78,518      $36,760
Average net assets (000 omitted)             $50,252      $67,768      $59,445      $19,608
Ratio of expenses to average net assets         0.90%        0.88%        0.90%        0.95%*
Ratio of net investment income to average
  net assets                                    3.04%        3.07%        3.22%        3.39%*
Portfolio turnover rate                           32%          39%          29%          37%


See footnote summary on page 168.


_______________________________________________________________________________

166 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                          Intermediate New York
                                                           Municipal Portfolio
                                            --------------------------------------------------
                                                             Class B Shares
                                            --------------------------------------------------
                                                                                    February 1,
                                                   Year Ended September 30,         2002(b) to
                                            -------------------------------------   September
                                                2005        2004(a)       2003       30, 2002
                                            -----------  -----------  -----------  -----------
Net asset value, beginning of period          $14.10       $14.20       $14.22       $13.82

INCOME FROM INVESTMENT OPERATIONS:
Investment income, net+                         0.33         0.33         0.36         0.26
Net realized and unrealized gain (loss) on
  investment and futures transactions          (0.21)       (0.10)       (0.02)        0.40
Total from investment operations                0.12         0.23         0.34         0.66

LESS DIVIDENDS:
Dividends from taxable net investment
  income                                          -0-       (0.01)       (0.01)          -0-
Dividends from tax-exempt net investment
  income                                       (0.33)       (0.32)       (0.35)       (0.26)
Total dividends                                (0.33)       (0.33)       (0.36)       (0.26)
Net asset value, end of period                $13.89       $14.10       $14.20       $14.22
Total return(c)                                 0.85%        1.67%        2.45%        4.82%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)      $48,851      $58,167      $62,916      $25,635
Average net assets (000 omitted)             $54,088      $61,357      $45,137      $12,577
Ratio of expenses to average net assets         1.60%        1.58%        1.61%        1.67%*
Ratio of net investment income to average
  net assets                                    2.34%        2.37%        2.52%        2.69%*
Portfolio turnover rate                           32%          39%          29%          37%


See footnote summary on page 168.


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 167


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                          Intermediate New York
                                                           Municipal Portfolio
                                            --------------------------------------------------
                                                             Class C Shares
                                            --------------------------------------------------
                                                                                   February 1,
                                                    Year Ended September 30,       2002(b) to
                                            -------------------------------------   September
                                                2005        2004(a)      2003       30, 2002
                                            -----------  -----------  -----------  -----------
Net asset value, beginning of period          $14.11       $14.21       $14.23       $13.82

INCOME FROM INVESTMENT OPERATIONS:
Investment income, net+                         0.33         0.34         0.36         0.26
Net realized and unrealized gain (loss) on
  investment and futures transactions          (0.21)       (0.11)       (0.02)        0.41
Total from investment operations                0.12         0.23         0.34         0.67

LESS DIVIDENDS:
Dividends from taxable net investment
  income                                          -0-       (0.01)       (0.01)          -0-
Dividends from tax-exempt net investment
  income                                       (0.33)       (0.32)       (0.35)       (0.26)
Total dividends                                (0.33)       (0.33)       (0.36)       (0.26)
Net asset value, end of period                $13.90       $14.11       $14.21       $14.23
Total return(c)                                 0.85%        1.66%        2.44%        4.89%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000 omitted)      $36,217      $53,033      $61,526      $17,847
Average net assets (000 omitted)             $44,688      $59,729      $39,493      $ 8,277
Ratio of expenses to average net assets         1.60%        1.58%        1.61%        1.66%*
Ratio of net investment income to average
  net assets                                    2.34%        2.37%        2.49%        2.65%*
Portfolio turnover rate                           32%          39%          29%          37%


*  Annualized.

+  Based on average shares outstanding.

(a) As of October 1, 2003, the Portfolios have adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133. These interim payments are reflected within net realized and unrealized gain (loss) on swap contracts, however prior to October 1, 2003, these interim payments were reflected within interest income/expense in the statement of operations. For the year ended September 30, 2004, this change had no effect on net investment income per share and net realized and unrealized gain (loss) on investment transactions per share. The effect on the ratio of net investment income per share was as follows:

                                                Class A    Class B    Class C
                                              ---------------------------------
Intermediate California Municipal Portfolio      .00%       .00%       .00%
Intermediate Diversified Municipal Portfolio     .00%       .00%       .00%
Intermediate New York Municipal Portfolio        .00%       .01%       .01%


(b)  Commenced distribution on February 1, 2002.

(c) Total investment return is calculated assuming an initial investment made at net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Initial sales charges or contingent deferred sales charges are not reflected in the calculation of total investment return. Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Total investment return calculated for a period of less than one year is not annualized.


_______________________________________________________________________________

168 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Intermediate Municipal Retail Class Shareholders of Sanford C. Bernstein Fund, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of California Municipal Portfolio, Diversified Municipal Portfolio, and New York Municipal Portfolio (three of the twelve portfolios constituting Sanford C. Bernstein Fund, Inc., hereafter referred to as the "Fund") at September 30, 2005, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for the Intermediate Municipal Retail Class shares for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2005 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
November 22, 2005


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 169


TAX INFORMATION
(Unaudited)


In order to meet certain requirements of the Internal Revenue Code we are advising you that the following capital gain distribution, during the fiscal year ended September 30, 2005, is subject to the maximum tax rate of 15%.

                                                             Long-Term
                                                           Capital Gain
                                                           Distribution
----------------------------------------------------------------------------
California Municipal                                         $ 257,140


In accordance with Federal tax law, the following table represents each portfolio's designation of "exempt-interest dividends" as a percentage of total dividends paid during the fiscal year ended September 30, 2005.

                                                          Exempt-Interest
                                                          Dividends as a
                                                           Percentage of
                                                          Total Dividends
----------------------------------------------------------------------------
California Municipal                                           99.00%
Diversified Municipal                                          98.90
New York Municipal                                             99.10


As required by Federal tax law rules, shareholders will receive notification of their portion of each portfolio's taxable ordinary dividends (if any) and capital gain distributions (if any) paid for the 2005 calendar year on Form 1099-DIV, which will be mailed by January 31, 2006.


_______________________________________________________________________________

170 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


BOARD OF DIRECTORS

Rosalie J. Wolf(1), Chairman
Roger Hertog, President
Irwin Engelman(1)
Bart Friedman(1)(2)
William Kristol(1)(2)
Thomas B. Stiles, II(1)(2)


OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer Mark D. Gersten, Treasurer and Chief Financial Officer
Emilie D. Wrapp, Secretary


Custodian

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Distributor+

AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Transfer Agent+

Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio,TX 78278-6003
Toll-Free (800) 221-5672

Legal Counsel

Shearman & Sterling
599 Lexington Avenue
New York, NY 10022

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017


(1)  Member of the Audit Committee and the Independent Directors Committee.

(2)  Member of the Governance, Nominating and Compensation Committee.

+  For the Intermediate Municipal Portfolios, Class A, B and C shares only.


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 171


MANAGEMENT OF THE FUND

Board of Directors Information

The business and affairs of the Fund are managed under the direction of the Board of Directors. Certain information concerning the Fund's Directors is set forth below.


                                                                             PORTFOLIOS
                                                                               IN FUND              OTHER
    NAME, ADDRESS,                        PRINCIPAL                            COMPLEX          DIRECTORSHIPS
    DATE OF BIRTH                        OCCUPATION(S)                       OVERSEEN BY           HELD BY
 (YEAR OF ELECTION*)                  DURING PAST 5 YEARS                     DIRECTOR            DIRECTOR
------------------------------------------------------------------------------------------------------------------

INTERESTED DIRECTORS

Roger Hertog,**                     Vice Chairman and Director -                 12                 None
1345 Avenue of the Americas         Alliance Capital Management
New York, NY 10105                  Corporation ("ACMC"), the
11/4/41 (1988)                      General Partner of Alliance
                                    Capital Management, L.P.
                                    ("Alliance") since 2000;
                                    prior thereto President,
                                    Chief Operating Officer
                                    and Director - Sanford
                                    C. Bernstein & Co., Inc.
                                    ("Bernstein") since prior
                                    to 2000.

DISINTERESTED DIRECTORS

Rosalie J. Wolf, #                  Managing Partner, Botanica                   12              TIAA-CREFF;
c/o Philip L. Kirstein              Capital Partners LLC.                                      North European
Alliance Capital                    Formerly she was a Managing                               Oil Royalty Trust.
Management, L.P.                    Director at Offit Hall Capital
1345 Avenue of the Americas         Management LLC from
New York, NY 10105                  January 2001 through 2003.
5/8/41 (2000)                       From 1994-2000 she was
(Chairman of the Board)             Treasurer and Chief Investment
                                    Officer of The Rockefeller
                                    Foundation. Earlier she held
                                    financial executive positions
                                    with International Paper Company,
                                    Bankers Trust and Mobil
                                    Oil Corporation.

Irwin Engelman, #                   Business Consultant.                         12            WellGen Inc.;
c/o Philip L. Kirstein              Formerly he was Executive Vice                            Baruch College;
Alliance Capital                    President and Chief Financial                               Long Wharf
Management, L.P.                    Officer of YouthStream Media                             Theatre; National
1345 Avenue of the Americas         Networks; Vice Chairman and                              Corporate Theatre
New York, NY 10105                  Chief Administrative Officer of                             Fund; Temple
5/19/34 (2000)                      Revlon, Inc. and Executive                                 Sharay Tefila;
                                    Vice President and Chief                                   New Plan Excel
                                    Financial Officer of                                        Realty Trust.
                                    MacAndrews and Forbes
                                    Holdings Inc., since prior to
                                    2000.


_______________________________________________________________________________

172 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


                                                                             PORTFOLIOS
                                                                               IN FUND              OTHER
    NAME, ADDRESS,                        PRINCIPAL                            COMPLEX          DIRECTORSHIPS
    DATE OF BIRTH                        OCCUPATION(S)                       OVERSEEN BY           HELD BY
 (YEAR OF ELECTION*)                  DURING PAST 5 YEARS                     DIRECTOR            DIRECTOR
------------------------------------------------------------------------------------------------------------------

DISINTERESTED DIRECTORS
(continued)

Bart Friedman # +                   Senior Partner at Cahill                    12              The Brookings
c/o Philip L. Kirstein              Gordon & Reindel LLP (law                                    Institution;
Alliance Capital                    firm) since prior to 2000.                                     Lincoln
Management, L.P.                                                                                Center for the
1345 Avenue of the Americas                                                                    Performing Arts;
New York, NY 10105                                                                               The Mountain
12/5/44 (2005)                                                                                 School of Milton
                                                                                                    Academy

William Kristol, # +                Editor, The Weekly Standard                 12                 Manhattan
c/o Philip L. Kirstein              since prior to 2000.                                           Institute;
Alliance Capital                                                                                     John M
Management, L.P.                                                                                    Ashbrook
1345 Avenue of the Americas                                                                        Center for
New York, NY 10105                                                                               Public Affairs
12/23/52 (1994)                                                                                    at Ashland
                                                                                                 University; The
                                                                                                Salvatori Center
                                                                                                  at Claremont
                                                                                                     McKenna
                                                                                                    College;
                                                                                                   The Shalem
                                                                                                   Foundation

Thomas B. Stiles, II, # +           President - Cedar Lawn                      12                Laguna Beach
c/o Philip L. Kirstein              Corporation (cemetery).                                        Art Museum
Alliance Capital                    Formerly Managing Director,                                     and Cedar
Management, L.P.                    Senior Portfolio Manager                                           Lawn
1345 Avenue of the Americas         and Director of Investment                                     Corporation
New York, NY 10105                  Strategy of Smith Barney
10/4/40 (2003)                      Asset Management from 1997
                                    until his retirement in 1999.
                                    Prior thereto, Chairman and
                                    Chief Executive Officer of
                                    Greenwich Street Advisors
                                    from 1988-1997 and Executive
                                    Vice President and Director of
                                    E.F. Hutton Group from
                                    1982-1987.


*  There is no stated term of office for the Directors.

** Mr. Hertog is an "interested person", as defined in the 1940 Act, due to his affiliation with Alliance.

#  Member of the Audit Committee and the Independent Directors Committee.

+  Member of the Governance, Nominating and Compensation Committee


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 173


Officer Information

Certain information concerning the Fund's Officers is listed below.


NAME, ADDRESS*                      POSITION(S)                     PRINCIPAL OCCUPATION
AND DATE OF BIRTH                   HELD WITH FUND                  DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------------------

Roger Hertog, 11/4/41               President                       See biography above.

Philip L. Kirstein                  Senior Vice President           Senior Vice President and Independent
5/29/45                             and Independent                 Compliance Officer of the
                                    Compliance Officer              AllianceBernstein Funds with which he
                                                                    has been associated since October
                                                                    2004. Prior thereto, he was Of Counsel
                                                                    to Kirkpatrick & Lockhart, LLP from
                                                                    2003 to October 2004, and General
                                                                    Counsel of Merrill Lynch Investment
                                                                    Managers, LLP since prior to 2000 until
                                                                    March 2003.

Mark D. Gersten                     Treasurer and Chief             Senior Vice President of Alliance
10/4/50                             Financial Officer               Global Investor Services, Inc. ("AGIS")**
                                                                    and a Vice President of
                                                                    AllianceBernstein Investment Research
                                                                    and Management, Inc. ("ABIRM")**,
                                                                    with which he has been associated
                                                                    since prior to 2000.

Emilie D. Wrapp,                    Secretary                       Senior Vice President, Assistant
11/13/55                                                            General Counsel and Assistant
                                                                    Secretary of ABIRM**, with which she
                                                                    has been associated since prior to
                                                                    2000.


* The address for each of the Fund's Officers is 1345 Avenue of the Americas, New York, NY 10105.

**  ABIRM and AGIS are affiliates of the Fund.

The Fund's Statement of Additional Information ("SAI") has additional information about the Fund's Directors and Officers and is available without charge upon request. Contact your financial representative or Alliance Capital at 1-800-227-4618 for a free prospectus or SAI.


_______________________________________________________________________________

174 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


ALLIANCEBERNSTEIN FAMILY OF FUNDS

--------------------------------------------
Wealth Strategies Funds
--------------------------------------------
Balanced Wealth Strategy
Wealth Appreciation Strategy
Wealth Preservation Strategy
Tax-Managed Balanced Wealth Strategy
Tax-Managed Wealth Appreciation Strategy
Tax-Managed Wealth Preservation Strategy

--------------------------------------------
Blended Style Funds
--------------------------------------------
U.S. Large Cap Portfolio
International Portfolio
Tax-Managed International Portfolio

--------------------------------------------
Growth Funds
--------------------------------------------
Domestic

Growth Fund
Mid-Cap Growth Fund
Large Cap Growth Fund*
Small Cap Growth Portfolio

Global & International

Global Health Care Fund*
Global Research Growth Fund
Global Technology Fund*
Greater China '97 Fund
International Growth Fund*
International Research Growth Fund*

--------------------------------------------
Value Funds
--------------------------------------------
Domestic

Balanced Shares
Focused Growth & Income Fund*
Growth & Income Fund
Real Estate Investment Fund
Small/Mid-Cap Value Fund*
Utility Income Fund
Value Fund

Global & International

Global Value Fund
International Value Fund

--------------------------------------------
Taxable Bond Funds
--------------------------------------------
Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
Short Duration Portfolio
U.S. Government Portfolio

--------------------------------------------
Municipal Bond Funds
--------------------------------------------
National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

--------------------------------------------
Intermediate Municipal Bond Funds
--------------------------------------------
Intermediate California
Intermediate Diversified
Intermediate New York

--------------------------------------------
Closed-End Funds
--------------------------------------------
All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


We also offer Exchange Reserves,** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. You should read the prospectus carefully before you invest.

* Prior to December 15, 2004, these Funds were named as follows: Global Health Care Fund was Health Care Fund; Large Cap Growth Fund was Premier Growth Fund; Global Technology Fund was Technology Fund; and Focused Growth & Income Fund was Disciplined Value Fund. Prior to February 1, 2005, Small/Mid-Cap Value Fund was named Small Cap Value Fund. Prior to May 16, 2005, International Growth Fund was named Worldwide Privatization Fund and International Research Growth Fund was named International Premier Growth Fund. On June 24, 2005, All-Asia Investment Fund merged into International Research Growth Fund. On July 8, 2005, New Europe Fund will merge into International Research Growth Fund.

** An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


_______________________________________________________________________________

ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS o 175


NOTES


_______________________________________________________________________________

176 o ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS


ALLIANCEBERNSTEIN INTERMEDIATE MUNICIPAL PORTFOLIOS
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672


[LOGO] ALLIANCEBERNSTEIN (R)
Investment Research and Management


INTMUNIAR0905




[LOGO] ALLIANCEBERNSTEIN (R)
Investment Research and Management

AllianceBernstein Short Duration Portfolio

ANNUAL REPORT

September 30, 2005

Investment Products Offered

o Are Not FDIC Insured
o May Lose Value
o Are Not Bank Guaranteed



The investment return and principal value of an investment in the Fund will fluctuate as the prices of the individual securities in which it invests fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Fund carefully before investing. For a free copy of the Fund's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. Please read the prospectus carefully before you invest.

You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge. Simply visit AllianceBernstein's web site at www.alliancebernstein.com, or go to the Securities and Exchange Commission's (the "Commission") web site at www.sec.gov, or call AllianceBernstein at (800) 227-4618.

The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the Commission's web site at www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

AllianceBernstein Investment Research and Management, Inc. is an affiliate of Alliance Capital Management L.P., the manager of the funds, and is a member of the NASD.


November 22, 2005

Annual Report
This report provides management's discussion of fund performance for AllianceBernstein Short Duration Portfolio (the "Portfolio") for the annual reporting period ended September 30, 2005.

Investment Objective and Policies
The Portfolio seeks safety of principal and a moderate rate of income that is subject to taxes. Under normal circumstances, the Portfolio invests at least 80% of its total assets in securities rated A or better by nationally recognized statistical rating organizations (NRSROs) and comparably rated commercial paper and notes. The Portfolio chooses from a wide variety of fixed-income securities: U.S. government and agency securities, asset-backed securities, corporate bonds, mortgage-related securities, inflation protected securities and others. The Portfolio may also invest up to 20% of its total assets in fixed-income securities rated BB or B by NRSROs which are not investment grade. The Portfolio seeks to maintain an effective duration of one to three years under normal market conditions.

Investment Results
The table on page 4 shows the performance of the Portfolio for the six- and 12-month periods ended September 30, 2005. Also included are returns for the Portfolio's benchmark, the Merrill Lynch (ML) 1-3 Year Treasury Index, which tracks short-term government securities with maturities between 1 and 2.99 years.

The Portfolio modestly underperformed its benchmark, the ML 1-3 Year Treasury Index, for the 12-month period ended September 30, 2005. Generally lower yields and only a modestly short duration position detracted from returns as short-term interest rates rose. For the annual period, the yield curve flattened significantly as six-month yields rose 193 basis points and two-year yields rose 156 basis points.

Contributing positively to performance was the Portfolio's exposure to non-U.S. Treasury holdings. Corporate securities, agencies, asset-backed securities, collateralized mortgage backed securities (CMBS) and mortgage pass-through securities all posted positive excess returns over Treasuries for the annual period.

Market Review and Investment Strategy
Investment-grade fixed-income returns were moderate during the annual reporting period reflecting generally higher interest rates, a significant flattening of the yield curve, and modest spread movement in the non-Treasury sectors. The U.S. Treasury market, as measured by the ML 1-3 Year Treasury Index, posted a return of 0.98% for the reporting period despite the headwinds of continued rate increases by the Federal Reserve. Beginning in June 2004, the Federal Reserve hiked the Fed Funds benchmark rate 12 times for a total of 300 basis points, bringing the Fed Funds target from its all-time low of 1% to 4%. With rates rising, inflation-protected Treasuries (TIPS)

ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 1


outperformed conventional Treasuries at 3.84%, according to the Lehman Brothers 1-10 Year TIPS Index.

Corporate securities continued to benefit from favorable liquidity, robust investor demand and strong corporate earnings, returning 1.47% for the annual period, according to the Merrill Lynch 1-3 Year Corporate Index. Corporate spreads remained relatively stable with most industries posting positive returns. By industry, airlines, aerospace/defense and media/cable outperformed while the automotive industry underperformed. Asset backed securities and CMBS also posted modest returns of 1.88% and 1.94%, however they outperformed other benchmark sectors on a duration-adjusted basis, according to Lehman Brothers. Mortgage pass-through securities, according to the Merrill Lynch 0-3 Year (WAL) Index, returned 2.38%, benefiting from relatively low volatility and strong demand from government-sponsored entities.

During the reporting period, the Portfolio remained positioned for U.S. interest rates to rise. Accordingly, the Portfolio's overall duration was kept shorter than that of its benchmark to help protect against the negative effects of rising interest rates. As a further buffer against rising U.S. interest rates, a portion of the Portfolio continued to be invested in inflation-protected Treasuries and floating-rate securities. Additionally, exposure to non-Treasury securities, including corporates, structured product and mortgage pass-through securities was maintained. The Portfolio's U.S. Investment Grade Structured Asset Investment Team believed these non-Treasury holdings were likely to earn their yield advantage and outperform Treasuries.

2 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO


HISTORICAL PERFORMANCE

An Important Note About the Value of Historical Performance
The performance shown on the following pages represents past performance and does not guarantee future results. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by visiting www.alliancebernstein.com.

The investment return and principal value of an investment in the Portfolio will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. You should consider the investment objectives, risks, charges and expenses of the Portfolio carefully before investing. For a free copy of the Portfolio's prospectus, which contains this and other information, visit our web site at www.alliancebernstein.com or call your financial advisor or AllianceBernstein at (800) 227-4618. You should read the prospectus carefully before you invest.

Returns are annualized for periods longer than one year. All fees and expenses related to the operation of the Portfolio have been deducted. NAV returns do not reflect sales charges; if sales charges were reflected, the Portfolio's quoted performance would be lower. SEC returns reflect the applicable sales charges for each share class: a 4.25% maximum front-end sales charge for Class A shares; the applicable contingent deferred sales charge for Class B shares (3% year 1, 2% year 2, 1% year 3, 0% year 4); a 1% 1 year contingent deferred sales charge for Class C shares. Performance assumes reinvestment of distributions and does not account for taxes.

Benchmark Disclosure
The unmanaged Merrill Lynch 1-3 Year Treasury Index does not reflect fees and expenses associated with the active management of a mutual fund portfolio. The Index tracks short-term government securities with maturities between 1 and
2.99 years. An investor cannot invest directly in an index, and its results are not indicative of the performance for any specific investment, including the Portfolio.

A Word About Risk
The Portfolio's assets can be invested in foreign securities which may magnify asset value fluctuations due to changes in foreign exchange rates and the possibility of substantial volatility due to political and economic uncertainties in foreign countries. Because the Portfolio may invest in emerging markets and in developing countries, an investment also has the risk that market changes or other factors affecting emerging markets and developing countries, including political instability and unpredictable economic conditions, may have an impact on the Portfolio's asset value. Price fluctuation in the Portfolio's securities may be caused by changes in the general level of interest rates or changes in bond credit quality ratings. Please note, as interest rates rise, existing bond prices fall and can cause the value of an investment in the Portfolio to decline. Changes in interest rates have a greater effect on bonds with longer maturities than on those with shorter maturities. Investments in the Portfolio are not guaranteed because of fluctuation in the net asset value of the underlying fixed-income related investments. Similar to direct bond ownership, bond funds have the same interest rate, inflation and credit risks that are associated with the underlying bonds owned by the Portfolio. Portfolio purchasers should understand that, in contrast to owning individual bonds, there are ongoing fees and expenses associated with owning shares of bond funds. The Portfolio may also invest a portion of its assets in below investment-grade securities which are subject to greater risk than higher-rated securities. While the Portfolio invests in bonds and fixed-income securities, the Portfolio may at times use certain types of investment derivatives, such as options, futures, forwards and swaps. These instruments involve risks different from, and in certain cases, greater than, the risks presented by more traditional investments. These risks are fully discussed in the Portfolio's prospectus.

(Historical Performance continued on next page)


ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 3


HISTORICAL PERFORMANCE
(continued from previous page)

THE PORTFOLIO VS. ITS BENCHMARK                           Returns
PERIODS ENDED SEPTEMBER 30, 2005                  6 Months        12 Months
AllianceBernstein Short Duration Portfolio
  Class A                                            0.91%          0.77%
  Class B                                            0.63%          0.05%
  Class C                                            0.55%          0.05%
Merrill Lynch 1-3 Year Treasury Index                1.23%          0.98%

GROWTH OF A $10,000 INVESTMENT IN THE PORTFOLIO
5/21/03* TO 9/30/05

[THE FOLLOWING DATA WAS REPRESENTED BY A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                  AllianceBernstein       Merrill Lynch
                   Short Duration      1-3 Year Treasury
                  Portfolio Class A          Index

5/21/03*               $ 9,575             $ 10,000
9/30/03                $ 9,621             $ 10,067
9/30/04                $ 9,717             $ 10,172
9/30/05                $ 9,795             $ 10,271

Merrill Lynch 1-3 Year Treasury Index: $10,271

AllianceBernstein Short Duration Portfolio Class A: $9,795

* Since inception of the Portfolio's Class A shares on 5/21/03.

This chart illustrates the total value of an assumed $10,000 investment in AllianceBernstein Short Duration Portfolio Class A shares (from 5/21/03* to 9/30/05) as compared to the performance of its benchmark. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in the Portfolio and assumes the reinvestment of dividends and capital gains.



See Historical Performance and Benchmark disclosures on previous page.

(Historical Performance continued on next page)

4 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO


HISTORICAL PERFORMANCE
(continued from previous page)

Historical Performance

AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2005

                       NAV Returns         SEC Returns
Class A Shares
1 Year                    0.77%              -3.49%
Since Inception*          0.96%              -0.87%
SEC Yield**               3.18%

Class B Shares
1 Year                    0.05%              -2.88%
Since Inception*          0.26%              -0.15%
SEC Yield**               2.48%

Class C Shares
1 Year                    0.05%              -0.93%
Since Inception*          0.22%               0.22%
SEC Yield**               2.48%

SEC AVERAGE ANNUAL RETURNS (WITH SALES CHARGES)
AS OF THE MOST RECENT CALENDAR QUARTER-END (SEPTEMBER 30, 2005)

Class A Shares
1 Year                                       -3.49%
Since Inception*                             -0.87%

Class B Shares
1 Year                                       -2.88%
Since Inception*                             -0.15%

Class C Shares
1 Year                                       -0.93%
Since Inception*                              0.22%


* Inception Date: 5/21/03 for Class A, Class B and Class C shares.

** SEC Yields are calculated based on SEC guidelines for the 30-day period ended September 30, 2005.

See Historical Performance disclosures on page 3.


ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 5


FUND EXPENSES

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, contingent deferred sales charges on redemptions and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or contingent deferred sales charges on redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                           Beginning            Ending
                                         Account Value       Account Value      Expenses Paid
                                         April 1, 2005    September 30, 2005    During Period*
---------------------------------------------------------------------------------------------
Class A
Actual                                        $1,000            $1,009.08             $5.29
Hypothetical (5% return before expenses)      $1,000            $1,019.80             $5.32
Class B
Actual                                        $1,000            $1,006.26             $8.80
Hypothetical (5% return before expenses)      $1,000            $1,016.29             $8.85
Class C
Actual                                        $1,000            $1,005.45             $8.80
Hypothetical (5% return before expenses)      $1,000            $1,016.29             $8.85

* Expenses are equal to the classes' annualized expense ratios of 1.05%, 1.75% and 1.75%, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year/365 (reflect the one-half year period).


6 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO


PORTFOLIO SUMMARY
September 30, 2005

PORTFOLIO STATISTICS
Net Assets ($mil): $493.4

[PIE CHART OMITTED]

SECURITY TYPE BREAKDOWN *
27.2%  Corporate Bonds
26.2%  U.S. Treasury Securities
16.1%  Federal National Mortgage Association
11.3%  Collateralized Mortgage Obligations
 6.8%  Asset-Backed Securities
 6.6%  Commercial Mortgage-Backed Securities
 2.0%  Federal Home Loan Mortgage Corporation

 3.8%  Short-Term


* All data are as of September 30, 2005. The Portfolio's security type breakdown is expressed as a percentage of total investments and may vary over time.

ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 7


SHORT DURATION PLUS PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2005

Principal                                                         Market
Amount           Description                                       Value
-------------------------------------------------------------------------------
                 U.S. TREASURY NOTES-26.89%
$114,485,000     3.50%, 05/31/2007                          $113,246,272
   9,214,551     3.875%, 01/15/2009                            9,996,350
   9,715,000     3.50%, 08/15/2009                             9,469,473
                                                            ------------
                 Total U.S. Treasury Notes
                   (Cost $133,993,475)                       132,712,095

                  U.S. GOVERNMENT SPONSORED
                  AGENCY OBLIGATIONS-7.97%
   28,685,000     Federal National Mortgage                    28,462,060
                  Association,
                  3.25%, 06/28/2006
    1,080,000     Federal National Mortgage                     1,071,330
                  Association,
                  3.875%, 05/15/2007
    9,940,000     Federal Home Loan Mortgage                    9,815,551
                  Corp.,
                  3.75%, 08/03/2007
                                                             ------------
                  Total U.S. Government Sponsored
                    Agency Obligations
                    (Cost $39,735,567)                         39,348,941

                  COLLATERALIZED MORTGAGE OBLIGATIONS-13.27%
    2,645,000     Morgan Stanley Capital I,                     2,644,683
                  Series 2005-XLF Class G,
                  4.14%, 08/15/2019(a)
    2,918,253     Federal National Mortgage                     2,985,343
                  Association, Series 2000-M2 Class B,
                  7.016%, 02/17/2021
    6,540,950     MLCC Mortgage Investors Inc.,                 6,547,949
                  Series 2003-F Class A1,
                  4.15%, 10/25/2028(a)
    5,688,843     MLCC Mortgage Investors Inc.,                 5,688,843
                  Series 2004-A Class A1,
                  4.06%, 04/25/2029(a)
    3,045,032     Irwin Home Equity, Series                     3,047,407
                  2005-C Class 2A1,
                  4.08%, 04/25/2030(a)
    5,328,920     Federal National Mortgage                     5,291,565
                  Association, Series 2005-M1
                  Class A,
                  4.479%, 10/26/2031
    2,463,707     Structured Asset Securities                   2,479,868
                  Corp., Series 2002-11A Class 1A,
                  4.626%, 06/25/2032(a)

8 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO


Portfolio of Investments

Principal                                                         Market
Amount            Description                                      Value
-------------------------------------------------------------------------------
$   3,179,599     Credit Suisse First Boston                 $  2,987,106
                  Mortgage Securities Corp.,
                  Series 2004-2R Class A1,
                   5.051%, 12/28/2033(a)(b)
    3,106,453     Master Asset Securitization                   3,094,835
                  Trust, Series 2004-9 Class 3A1,
                  5.25%, 07/25/2034
    2,000,000     American Home Mortgage                        1,951,875
                  Investment Trust, Series
                  2004-3 Class MF1,
                  5.35%, 10/25/2034(a)
    2,446,542     Morgan Stanley Mortgage Loan                  2,455,569
                  Trust, Series 2004-8AR Class 4A1,
                  5.408%, 10/25/2034
    2,786,184     Bear Stearns Alt-A Trust,                     2,777,491
                  Series 2004-11 Class 2A3,
                  5.065%, 11/25/2034
    2,091,512     Structured Adjustable Rate                    2,086,576
                  Mortgage Loan, Series 2005-5
                  Class A3,
                  4.06%, 05/25/2035(a)
    4,858,365     Countrywide Home Loans, Series                4,833,588
                  2005-12 Class 1A5,
                  5.25%, 05/25/2035
    3,500,000     Merrill Lynch Mortgage                        3,463,355
                  Investors Inc., Series 2005-A5
                  Class A3,
                  4.442%, 06/25/2035
    3,662,085     Deutsche Alt-A Securites, Inc.,               3,662,085
                  Mortgage Loan, Series 2005-AR1
                  Class 1A1,
                  4.14%, 08/23/2035(a)
    3,825,000     Home Equity Mortgage Trust,                   3,832,650
                  Series 2005-3 Class M1,
                  4.37%, 11/25/2035(a)
    2,860,000     American Home Mortgage                        2,829,613
                  Investment Trust, Series
                  2004-4 Class M2,
                  4.88%, 02/25/2045(a)
    2,740,257     American Home Mortgage                        2,803,639
                  Investment Trust, Series
                  2005-2 Class 2A1,
                  5.40%, 09/25/2045(a)
                                                              ------------
                 Total Collateralized Mortgage
                     Obligations (Cost $65,953,000)            65,464,040

ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 9


Principal                                                         Market
Amount            Description                                      Value
-------------------------------------------------------------------------------
                  MORTGAGE PASS-
                  THROUGHS-8.86%
$     134,983     Federal Home Loan Mortgage                  $   134,941
                  Corp. Pool,
                  9.00%, 03/17/2008
    6,673,924     Federal National Mortgage                     6,866,308
                  Association Pool,
                  6.00%, 12/01/2013-02/01/2017
      506,064     Federal National Mortgage                       535,184
                  Association Pool,
                  7.50%, 03/01/2015
      917,426     Federal National Mortgage                       983,740
                  Association Pool,
                  8.00%, 08/01/2016
   12,325,000     Federal National Mortgage                    12,671,641
                  Association Pool TBA,
                  6.00%, 10/25/2020(c)
   19,635,284     Federal National Mortgage                    21,535,554
                  Association Pool,
                  7.00%, 09/01/2025
      910,313     Government National Mortgage                    967,019
                  Association,
                  7.50%, 03/15/2032
                                                              ------------
                  Total Mortgage Pass-Throughs
                    (Cost $43,964,692)                         43,694,387

                  AEROSPACE/DEFENSE-0.51%
    2,205,000     Raytheon Co.,                                 2,501,800
                  8.30%, 03/01/2010
                                                              ------------
                  Total Aerospace/Defense
                    (Cost $2,521,006)                           2,501,800

                  AUTOMOTIVE-2.28%
    6,965,000     Ford Motor Credit Co.,                        6,973,100
                  6.50%, 01/25/2007
    3,370,000     DaimlerChrysler North America,                3,334,760
                  4.125%, 03/07/2007
      970,000     DaimlerChrysler North America,                  950,619
                  4.875%, 06/15/2010
                                                              ------------
                  Total Automotive
                    (Cost $11,330,965)                         11,258,479


10 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO


Principal                                                         Market
Amount            Description                                      Value
-------------------------------------------------------------------------------
                  BANKING-1.12%
$   2,305,000     Washington Mutual Bank,                      $2,291,456
                  4.50%, 08/25/2008
       15,000     Wells Fargo & Co.,                               14,705
                  4.20%, 01/15/2010
    3,260,000     U.S. Bancorp,                                 3,227,892
                  4.50%, 07/29/2010
                                                             ------------
                  Total Banking (Cost $5,568,474)               5,534,053

                  BROADCASTING/MEDIA-1.06%
    5,200,000     AOL TimeWarner, Inc.,                         5,243,363
                  6.125%, 04/15/2006
                                                             ------------
                  Total Broadcasting/Media
                    (Cost $5,286,104)                           5,243,363

                  CABLE-1.80%
    4,750,000     Comcast Cable Communications Inc.,            5,011,687
                  8.375%, 05/01/2007
    3,665,000     British Sky Broadcasting Group plc,           3,885,087
                  6.875%, 02/23/2009
                                                             ------------
                  Total Cable (Cost $9,004,843)                 8,896,774

                  COMMUNICATIONS-1.06%
    5,140,000     Sprint Capital Corp.,                         5,225,648
                  6.00%, 01/15/2007
                                                             ------------
                  Total Communications
                   (Cost $5,255,572)                            5,225,648

                  COMMUNICATIONS -
                  MOBILE-0.76%
    3,720,000     Cingular Wireless LLC,                        3,765,057
                  5.625%, 12/15/2006
                                                             ------------
                  Total Communications - Mobile
                    (Cost $3,787,590)                           3,765,057

                  CONGLOMERATE/
                  MISCELLANEOUS-0.31%
    1,475,000     Tyco International Group SA,                  1,527,842
                  6.125%, 11/01/2008
                                                              ------------
                 Total Conglomerate/Miscellaneous
                    (Cost $1,536,641)                           1,527,842


ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 11

Principal                                                         Market
Amount            Description                                      Value
-------------------------------------------------------------------------------
                  ENERGY-0.51%
   $2,645,000     Valero Energy Corp.,                         $2,527,533
                  3.50%, 04/01/2009
                                                              ------------
                  Total Energy (Cost $2,635,336)                2,527,533

                  FINANCIAL-8.52%
    7,310,000     CIT Group, Inc.,                              7,601,311
                  7.375%, 04/02/2007
    7,695,000     Countrywide Home Loans, Inc.,                 7,806,570
                  5.625%, 05/15/2007
    6,025,000     International Lease Finance Corp.,            6,110,447
                  5.625%, 06/01/2007
    7,725,000     Merrill Lynch & Co., Inc.,                    8,041,354
                  6.56%, 12/16/2007
    6,390,000     Goldman Sachs Group, Inc.,                    6,325,493
                  4.125%, 01/15/2008
    2,505,000     International Lease Finance Corp.,            2,513,898
                  5.00%, 04/15/2010
    3,660,000     Citigroup, Inc.,                              3,636,861
                  4.625%, 08/03/2010
                                                              ------------
                  Total Financial (Cost $42,342,670)           42,035,934

                  FOOD/BEVERAGE-2.14%
    2,250,000     General Mills, Inc.,                          2,261,774
                  5.125%, 02/15/2007
    4,205,000     The Kroger Co.,                               4,418,252
                  7.80%, 08/15/2007
    3,955,000     Kraft Foods, Inc.,                            3,856,489
                  4.125%, 11/12/2009
                                                              ------------
                  Total Food/Beverage
                    (Cost $10,611,572)                         10,536,515

                  HEALTHCARE-2.23%
    3,790,000     Aetna, Inc.,                                  3,833,854
                  7.375%, 03/01/2006
    3,470,000     Anthem, Inc.,                                 3,390,239
                  3.50%, 09/01/2007
    3,864,000     Wellpoint, Inc.,                              3,785,371
                  3.75%, 12/14/2007
                                                              ------------
                  Total Healthcare (Cost $11,129,564)          11,009,464

                  NON-AIR TRANSPORTATION-0.46%
    2,180,000     CSX Corp.,                                    2,268,264
                  6.25%, 10/15/2008
                                                              ------------
                  Total Non-Air Transportation
                    (Cost $2,284,993)                            2,268,264


12 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO


Principal                                                         Market
Amount            Description                                      Value
-------------------------------------------------------------------------------
                  PAPER/PACKAGING-0.25%
$   1,190,000     Weyerhaeuser Co.,                           $ 1,212,704
                  6.125%, 03/15/2007
                                                             ------------
                  Total Paper/Packaging
                    (Cost $1,241,235)                           1,212,704

                  PUBLIC UTILITIES - ELECTRIC &
                  GAS-2.62%
    3,715,000     Progress Energy, Inc.,                        3,785,024
                  6.05%, 04/15/2007
    4,137,000     Duke Energy Corp.,                            4,054,628
                  3.75%, 03/05/2008
    5,250,000     Pacific Gas & Electric Co.,                   5,070,996
                  3.60%, 03/01/2009
                                                             ------------
                  Total Public Utilities - Electric & Gas
                    (Cost $13,052,104)                         12,910,648

                  PUBLIC UTILITIES -
                  TELEPHONE-0.83%
    4,200,000     Telecom Italia Capital Corp.,                 4,097,990
                  4.00%, 11/15/2008
                                                             ------------
                  Total Public Utilities - Telephone
                    (Cost $4,198,733)                           4,097,990

                  SERVICE-0.65%
    3,045,000     Waste Management, Inc.,                       3,183,785
                  6.50%, 11/15/2008
                                                             ------------
                  Total Service (Cost $3,195,728)               3,183,785

                  SUPERMARKET/DRUG-0.76%
    3,600,000     Safeway, Inc.,                                3,747,640
                  6.50%, 11/15/2008
                                                             ------------
                  Total Supermarket/Drug
                    (Cost $3,793,883)                           3,747,640

                  ASSET-BACKED SECURITIES-6.98%
    1,995,000     Capital Auto Receivables Asset                1,981,594
                  Trust, Series 2005-SN1A Class A3A,
                  4.10%, 06/15/2008
    3,500,000     Winston Funding Ltd., Series                  3,508,505
                  2003-1 Class A2,
                  4.55%, 04/23/2009(a)(b)
      143,327     Residential Asset Mortgage Products Inc.,       143,327
                  Series 2004-RS6 Class AI1,
                  3.98%, 08/25/2022(a)


ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 13


Principal                                                         Market
Amount            Description                                      Value
-------------------------------------------------------------------------------
$     440,766     First Franklin Mortgage Loan               $    440,766
                  Asset-Backed Certificates,
                  Series 2000-FF1 Class A,
                  4.29%, 09/25/2030(a)
    1,823,349     Citifinancial Mortgage                        1,776,763
                  Securities, Inc., Series
                  2003-1 Class AFPT,
                  3.36%, 01/25/2033
      438,075     Countrywide Asset-Backed Certificates,          439,034
                  Series 2003-BC1 Class A,
                  4.23%, 03/25/2033(a)
    5,660,000     Long Beach Mortgage Loan Trust                5,724,581
                  Series 2003-1 Class M2,
                  5.88%, 03/25/2033(a)
      153,600     Centex Home Equity, Series                      153,624
                  2003-C Class AV,
                  4.13%, 09/25/2033(a)
       55,000     Residential Asset Securities Corp.,              55,234
                  Series 2003-KS8 Class A2B2,
                  4.27%, 10/25/2033
    3,435,709     Ace Securities Corp., Series                  3,441,756
                  2003-0P1 Class A2,
                  4.19%, 12/25/2033(a)
       51,660     Renaissance Home Equity Loan                     51,668
                  Trust, Series 2003-4 Class A2,
                  4.03%, 03/25/2034(a)
    2,120,000     Residential Asset Mortgage                    2,118,007
                  Products, Inc., Series
                  2004-RS4 Class AI4,
                  4.911%, 04/25/2034
      669,825     Equity One ABS Inc., Series                     669,879
                  2004-3 Class AF1,
                  3.99%, 07/25/2034(a)
    6,700,000     Long Beach Mortgage Loan                      6,716,750
                  Trust, Series 2004-3 Class M2,
                  4.43%, 07/25/2034(a)
    1,071,734     Merrill Lynch Mortgage                        1,072,570
                  Investors Inc., Series
                  2004-WMC1 Class A2,
                  4.13%, 10/24/2034(a)
    3,850,000     Credit-Based Asset Servicing &                3,826,553
                  Securities, Inc., Series
                  2005-CB4 Class AF2,
                  4.75%, 08/25/2035
    2,330,000     Bayview Financial Acquisition                 2,334,928
                  Trust, Series 2005-C Class A1B,
                    4.13%, 06/28/2044(a)
                                                             ------------
                  Total Asset-Backed Securities
                    (Cost $34,521,072)                         34,455,539


14 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO


Principal                                                         Market
Amount            Description                                      Value
-------------------------------------------------------------------------------
                  COMMERCIAL MORTGAGE-
                  BACKED SECURITIES-6.79%
$   1,636,204     Bear Stearns Commercial                   $   1,636,288
                  Mortgage Securities, Inc.,
                  Series 2003-BA1A Class B,
                  4.15%, 04/14/2015(a)
    1,550,000     Lehman Brothers Commercial                    1,550,000
                  Mortgage Trust, Series
                  2005-LLFA Class F,
                  4.098%, 07/15/2018(a)
    1,065,000     Credit Suisse First Boston                    1,065,000
                  Mortgage Securities Corp.,
                  Series 2005-TF2A Class F,
                  4.27%, 09/15/2020(c)
    1,065,000     Credit Suisse First Boston                    1,065,000
                  Mortgage Securities Corp.,
                  Series 2005-TF2A Class G,
                  4.32%, 09/15/2020(c)
    3,385,000     LB-UBS Commercial Mortgage                    3,286,056
                  Trust, Series 2004-C7 Class A2,
                  3.99%, 10/15/2029
    6,809,575     Asset Securitization Corp.,                   6,964,561
                  Series 1996-MD6 Class A1C,
                  7.04%, 11/13/2029
    4,910,000     Nomura Asset Securities Corp.,                5,127,251
                  Series 1998-D6 Class A1B,
                  6.59%, 03/15/2030
      569,301     Commercial Mortgage Acceptance                  577,413
                  Corp., Series 1997-ML1 Class A2,
                  6.53%, 12/15/2030
    4,000,412     First Union Lehman Brothers                   4,148,147
                  Bank of America, Series 1998-C2
                  Class A2,
                  6.56%, 11/18/2035
    7,995,000     Nomura Asset Securities Corp.,                8,086,383
                  Series 1996-MD5 Class A1B,
                  7.12%, 04/13/2039
                                                             ------------
                  Total Commercial Mortgage-Backed
                    Securities
                    (Cost $34,468,936)                         33,506,099

                  SHORT-TERM INVESTMENTS-3.89%
                  Commercial Paper-3.89%
   19,200,000     Prudential Funding LLC,                      19,195,872
                  3.25%, 10/03/2005(d)
                                                             ------------
                  Total Commercial Paper
                    (Cost $19,195,872)                         19,195,872
                                                             ------------
                  Total Short-Term Investments
                    (Cost $19,195,872)                         19,195,872


ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 15


                                                                  Market
                                                                  Value
-------------------------------------------------------------------------------
                  Investment Summary
                  Total Investments-102.52%
                    (Cost $510,609,627)(e)                   $505,860,466
                  Cash and Other Assets, Less
                    Liabilities-(2.52%)                       (12,411,545)
                                                             ------------
                  Net Assets-100.00%                         $493,448,921


(a) Variable rate coupon, rate shown as of September 30, 2005.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2005, the aggregate market value of these securities amounted to $6,495,611 or 1.32% of net assets.

(c) When-issued security.

(d) Represents entire or partial position segregated as collateral for TBA security.

(e) At September 30, 2005, the cost basis of investment securities for tax purposes was $510,774,719. Gross unrealized appreciation of investments was $119,536 and gross unrealized depreciation of investments was $5,033,789, resulting in net unrealized depreciation of $4,914,253.

  Explanation of abbreviation:
  TBA - To Be Announced

  See notes to financial statements.


16 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO


STATEMENT OF ASSETS & LIABILITIES
September 30, 2005

Assets
Investments in securities at value                                $505,860,466
Cash in bank                                                           113,632
Receivables:
  Interest                                                           4,523,601
  Capital shares sold                                                1,015,985
Total assets                                                       511,513,684
Liabilities
Payables:
  Dividends to shareholders                                            491,963
  Investment securities purchased                                   14,870,381
  Capital shares redeemed                                            2,316,645
  Deferred income on dollar rolls                                        5,644
  Management fee (Note 2A)                                             196,476
  Shareholder servicing and administration fee (Note 2B)                33,416
  Transfer Agent fee (Note 2B)                                          14,799
  Distribution fee payable                                              54,587
  Accrued expenses                                                      80,852
Total liabilities                                                   18,064,763
Net Assets                                                        $493,448,921
Cost of investments                                               $510,609,627
Net Assets Consist of:
Capital stock, at par                                                  $39,830
Additional paid-in capital                                         508,058,893
Undistributed net investment income/(excess distributions)            (429,220)
Accumulated net realized loss on investment transactions            (9,471,421)
Unrealized appreciation/(depreciation) of investments               (4,749,161)
                                                                  $493,448,921


See notes to financial statements.


ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 17


Calculation of Maximum Offering Price
Short Duration Plus Class Shares
Net Assets                                                        $398,786,597
Shares of capital stock outstanding                                 32,188,431
Net asset value and offering price per share                            $12.39
Short Duration Class A Shares
Net Assets                                                         $42,601,612
Shares of capital stock outstanding                                  3,438,262
Net asset value and redemption price per share                           12.39
Sales charge--4.25% of public offering price                              0.55
Maximum offering price                                                  $12.94
Short Duration Class B Shares
Net Assets                                                         $27,964,221
Shares of capital stock outstanding                                  2,257,289
Net asset value and offering price per share                            $12.39
Short Duration Class C Shares
Net Assets                                                         $24,096,491
Shares of capital stock outstanding                                  1,945,794
Net asset value and offering price per share                            $12.38


See notes to financial statements.

18 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO


STATEMENT OF OPERATIONS
Year Ended September 30, 2005

Investment Income
Income:
  Interest                                                         $18,781,093
Income from dollar rolls                                               448,688
Total income                                                        19,229,781
Expenses (Notes 1 and 2):
Management fee                                                       2,515,435
Shareholder servicing fee                                              410,072
Custodian fee                                                          211,928
Transfer agent fee                                                     169,078
Distribution fees--Short Duration Class A                              152,615
Distribution fees--Short Duration Class B                              362,451
Distribution fees--Short Duration Class C                              314,284
Distribution fees--Short Duration Class R                                   20
Auditing and tax fees                                                   28,351
Directors' fees and expenses                                             7,476
Legal fees                                                              13,741
Registration fees                                                      164,767
Printing fees                                                           76,612
Miscellaneous                                                           28,457
Total expenses                                                       4,455,287
Less: expense offset arrangement (Note 2B)                                (636)
Net expenses                                                         4,454,651
Net investment income                                               14,775,130
Realized and Unrealized Loss on Investment
Transactions
Net realized loss on investment transactions                        (4,683,066)
Net decrease in unrealized appreciation/(depreciation)
  of Investments                                                    (5,122,328)
Net realized and unrealized loss on investment transactions         (9,805,394)
Net increase in net assets resulting from operations                $4,969,736


See notes to financial statements.


ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 19


STATEMENT OF CHANGES IN NET ASSETS

                                                 Year                 Year
                                                 Ended                Ended
                                                9/30/05              9/30/04
-------------------------------------------------------------------------------
Increase (Decrease) in Net Assets
from Operations:
Net investment income                         $14,775,130          $12,474,360
Net realized loss on
  investment transactions                      (4,683,066)          (2,924,390)
Decrease in unrealized
  appreciation/(depreciation)
  of investments                               (5,122,328)          (3,115,801)
Net increase in net assets
  resulting from operations                     4,969,736            6,434,169
Dividends and Distributions
  to Shareholders:
Dividends from net investment income
  Short Duration Plus Class                   (13,219,192)         (10,557,602)
  Class A                                      (1,460,769)          (1,788,909)
  Class B                                        (783,292)            (602,808)
  Class C                                        (678,131)            (566,368)
  Class R                                             (97)                (122)
Distributions from net realized gain on
  investment transactions
  Short Duration Plus Class                      (395,649)            (476,390)
  Class A                                         (50,066)            (103,659)
  Class B                                         (39,845)             (42,750)
  Class C                                         (34,676)             (41,760)
  Class R                                              (9)                  -0-
Total dividends and distributions
  to shareholders                             (16,661,726)         (14,180,368)
Capital-share transactions (Note 6):
Net proceeds from sales of shares             178,626,953          278,798,276
Net proceeds from sales of shares
  issued to shareholders on reinvestment
  of dividends and distributions                7,646,420            6,885,041
Total proceeds from shares sold               186,273,373          285,683,317
Cost of shares redeemed                      (245,678,393)        (285,806,515)
Decrease in net assets from
  capital-share transactions                  (59,405,020)            (123,198)
Net decrease in net assets                    (71,097,010)          (7,869,397)
Net Assets:
Beginning of period                           564,545,931          572,415,328
End of period (including undistributed net
  investment income/excess distributions
  of $(429,220) and $(312,004),
  respectively)                              $493,448,921         $564,545,931


See notes to financial statements.


20 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO


NOTES TO FINANCIAL STATEMENTS
September 30, 2005

NOTE 1.
Organization and Significant Accounting Policies
The AllianceBernstein Short Duration Class A, B, C and R shares are shares of Short Duration Plus Portfolio (the "Portfolio") of the Sanford C. Bernstein Fund, Inc. (the "Fund"). The Fund is a managed open-end registered investment company, incorporated in Maryland on May 4, 1988. The Fund is currently comprised of 12 series each with its own investment objectives. The Short Duration Plus Portfolio commenced offering AllianceBernstein Short Duration Class A, Class B and Class C Shares on May 21, 2003 and Class R Shares on February 17, 2004 (collectively, "Short Duration Retail Classes") in addition to the existing Short Duration Plus Class shares (the "Plus Class"). As of February 23, 2005, the Class R shares are no longer offered to shareholders. These financial statements include only the Short Duration Retail Classes. The financial highlights of the Plus Class shares are presented in a separate financial report. All five classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan, as applicable. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Additional information about some of the items discussed in these notes to financial statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

A. Portfolio Valuation
Portfolio securities are valued at their current market value determined on the basis of market quotations or, if market quotations are not readily available or are deemed unreliable, at "fair value" as determined in accordance with procedures established by and under the general supervision of the Fund's Board of Directors.

In general, the market value of securities which are readily available and deemed reliable are determined as follows: Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a price, the most recent quoted bid price. If there are no quo-

ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 21


tations available for the day of valuation, the last available closing settlement price is used; securities traded in the over-the-counter market, ("OTC") (but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less; or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, Alliance Capital Management, L.P. (the "Adviser") may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security.

Securities for which market quotations are not readily available (including restricted securities) or are deemed unreliable are valued at fair value. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, analysis of the issuer's financial statements or other available documents. In addition, the Fund may use fair value pricing for securities primarily traded in non-U.S. markets because, most foreign markets close well before the Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities.

B. Security Transactions and Related Investment Income
Security transactions are accounted for on the trade date (the date the buy or sell order is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis and dividend income is recorded on the ex-dividend date.

C. Futures Contracts
Upon entering into a futures contract, the Portfolio is required to deposit cash or to pledge securities in an amount (initial margin) equal to a certain percentage of the purchase price indicated in the futures contract. Subsequent payments, which are dependent on the daily fluctuations in the market value of the underlying index or security, are made or received by the Portfolio each day (daily variation margin) or at other intervals as is required. The aggregate of these payments or receipts through the expiration of the futures contract is recorded for book purposes as unrealized gains or losses by the Portfolio. If the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

22 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO


Notes to Financial Statements

D. Taxes
The Portfolio is treated as a separate entity for federal income tax purposes. The Portfolio intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 as they apply to regulated investment companies. By so complying, the Portfolio will not be subject to federal income taxes to the extent that all of its income is distributed. The Fund may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued and applied to net investment income, net realized gains, and net unrealized appreciation/depreciation as such income and/or gains are earned.

E. Repurchase Agreements
The Portfolio may enter into repurchase agreements with banks or securities broker-dealers. It is the Fund's policy that its custodian receive delivery of the securities collateralizing repurchase agreements, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value of the collateral is equal to at least 100% of the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions on the Portfolio's ability to dispose of the underlying securities.

F. Securities Transactions on a When-Issued or Delayed-Delivery Basis
The Portfolio may purchase securities on a when-issued basis or sell securities on a delayed-delivery basis. At the time a Portfolio commits to purchase a security on a when-issued or delayed-delivery basis, the Portfolio will record the transaction and use the security's value in determining the Portfolio's net asset value. At the time a Portfolio commits to sell a security on a delayed-delivery basis, the Portfolio will record the transaction and exclude the security's value in determining the Portfolio's net asset value. The Portfolio segregates cash and marketable securities at least equal in value to its purchase commitment for when-issued or delayed-delivery securities, and segregates portfolio securities on a delayed-delivery basis.

G. Distribution of Income and Gains
Net investment income of the Portfolio is declared and recorded as a dividend to shareholders daily and is payable to shareholders monthly. Distributions of net realized gains, less any available loss carryforwards, if any, will be paid to shareholders at least once a year, and recorded on the ex-dividend date.

Elements of realized gains and net investment income may be recorded in different accounting periods for financial reporting (book) and federal income tax (tax) purposes (temporary differences). To the extent that such distributions required for tax purposes exceed income and gains recorded for book purposes as a result of such temporary differences, "excess distributions" are reflected in the accompanying financial statements. Certain other differences--permanent

ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 23


differences--arise because treatment of elements of income and gains is different between book and tax accounting. Permanent differences are reclassified in the year they arise. Permanent differences have no effect on net assets.

H. Income and Expenses
All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the shares of such class. Class-specific expenses are borne by the respective class.

I. Interest Rate Swap Agreements
The Fund may enter into swaps to hedge its exposure to interest rates and credit risk or for investment purposes. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interim payment to be received by the Fund, and/or the termination value at the end of the contract. Therefore, the Fund considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities.

As of October 1, 2003, the Fund has adopted the method of accounting for interim payments on swap contracts in accordance with Financial Accounting Standards Board Statement No. 133. The Fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation/depreciation of swap contracts on the statement of assets and liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain/loss on swaps, in addition to realized gain/loss recorded upon the termination of swap contracts on the statement of operations. Prior to October 1, 2003, these interim payments were reflected within interest income/expense in the statements of operations. Fluctuations in the value of swap contracts are recorded as a component of net change in unrealized appreciation/ depreciation of investments.

J. Reverse Repurchase Agreements
Under a reverse repurchase agreement, the Portfolio sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Portfolio enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing liquid assets having a value at least equal to the repurchase price. At September 30, 2005, the portfolio had not entered into any reverse repurchase agreement.

24 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO


Notes to Financial Statements

K. Mortgage-Backed Dollar Rolls
The Portfolio may enter into dollar rolls. Dollar rolls involve sales by a Portfolio of securities for delivery in the current month and such Portfolio's simultaneously contracting to repurchase similar securities on a specified future date. During the roll period, the Portfolio forgoes principal and interest paid on the securities. In consideration for entering into the commitment to repurchase the Portfolio is compensated by "fee income", which is received when the Portfolio enters into the commitment. Such fee income is recorded as deferred income and accrued by the Portfolio over the roll period. Dollar rolls involve the risk that the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price. Dollar rolls are speculative techniques and may be considered to be borrowings by the Portfolio.

NOTE 2.
Investment Management and Transactions with Affiliated Persons
A. Management Fee
Under the Investment Management Agreement between the Fund and the Adviser, the Adviser manages the investment of the Portfolio's assets, places purchase and sales orders and bears various expenses, including the salaries and expenses of all personnel except those of outside directors. In addition, the Adviser agrees to permit its directors, officers and employees who may be elected directors or officers of the Fund to serve in the capacities to which they are elected. The Adviser renders these services subject to the general oversight of the Board of Directors.

The Portfolio pays the Adviser an investment management fee at an annualized rate of 0.50% of the first $250 million, 0.45% of the next $500 million, and 0.40% thereafter. Prior to October 27, 2004, the Adviser received an investment management fee, at an annualized rate of up to .50% of the first $1 billion and ..45% in excess of $1 billion for the Portfolio.

B. Transfer Agency Agreement; Shareholder Servicing
Under a Transfer Agency Agreement between the Fund, on behalf of the Short Duration Retail Classes, and Alliance Global Investor Services, Inc. ("AGIS"), the Short Duration Retail Classes compensate AGIS, a wholly-owned subsidiary of the Adviser, for providing personnel and facilities to perform transfer agency services. AGIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. Such compensation amounted to $51,926 for the year ended September 30, 2005.

For the year ended September 30, 2005, the expenses for the Short Duration Retail Classes were reduced under an expense offset arrangement with AGIS by $636.

Under the Shareholder Servicing Agreement between the Fund and the Adviser, the Adviser agrees to pay expenses it incurs in providing shareholder servicing to

ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 25


the Fund, the Portfolio and individual shareholders. This agreement applies only to the Plus Class Shares of the Portfolio. Under the agreement, the fee payable by the Plus Class share for services under this agreement is .10 of 1% of the average daily net assets of the Portfolio during the month.

C. Distribution Arrangements--Short Duration Plus Class Shares
Under the Distribution Agreement between the Fund, on behalf of the Plus Class shares of the Portfolio, and Sanford C. Bernstein & Co., LLC (the "Distributor"), the Distributor agrees to act as agent to sell Plus Class shares of the Portfolio. This agreement does not apply to the Short Duration Class Shares of the Portfolio. The Distributor receives no fee for this service, and furthermore agrees to pay all expenses arising from the performance of its obligations under this agreement. The Distributor is a wholly-owned subsidiary of Alliance Capital Management L.P.

D. Distribution Arrangements--Short Duration Retail Classes
The Short Duration Retail Classes of the Portfolio have adopted a Distribution Services Agreement (the "Agreement"), including a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, each such class pays distribution services fees to AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, at an annual rate of up to .30 of 1% of the Class A and 1% of the Class B and Class C shares of the respective average daily net assets attributable to the Retail Classes. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Portfolio that it has incurred expenses in excess of the distribution costs reimbursed by the Portfolio in the amount of $393,839 and $540,308 for Class B and Class C shares, respectively. Such costs may be recovered from the Portfolio in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's Short Duration Class shares.

E. Other Transactions with Affiliates
Class A shares of the Portfolio are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase.

26 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO


Notes to Financial Statements

The Distributor has advised the Portfolio that it has retained front-end sales charges of $5,331 from the sales of Class A shares and received $5,149, $92,771, and $13,555 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the year ended September 30, 2005.

NOTE 3.
Investment Security Transactions
Purchases and Sales
For the period from October 1, 2004 through September 30, 2005 the Portfolio had purchase and sales transactions, excluding repurchase transactions and transactions in short-term instruments, as follows:
                                       Purchases               Sales
-------------------------------------------------------------------------------
Investment securities (excluding
  U.S. government securities)         $228,523,114        $144,292,857
U.S. government securities             912,946,076         979,734,391

NOTE 4.
Distributions to Shareholders
The tax character of distributions paid during the fiscal years ended September 30, 2005 and September 30, 2004, were as follows:

                                          2005                  2004
-------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income                      $16,260,569         $14,180,368
  Net long-term capital gains              401,157                  -0-
Total distributions paid               $16,661,726         $14,180,368

As of September 30, 2004, the components of accumulated earnings/(deficit) on a tax basis were as follows:

                             Accumulated                            Total
                             Capital and      Unrealized         Accumulated
            Ordinary         Other Gains     Appreciation/         Earnings/
              Income         (Losses)(a)   (Depreciation)(b)      (Deficit)(c)
-------------------------------------------------------------------------------
             $62,743        $ (3,594,854)       $ (4,914,253)     $ (8,446,364)

(a) On September 30, 2005, the Portfolio had a net capital loss carry forward of $3,594,854 which expires in the year 2013. Net capital losses incurred after October 31 and within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. For the year ended September 30, 2004, the Fund deferred to October 1, 2004 post October capital losses of $5,711,473.

(b) The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

(c) The difference between the book-basis and tax-basis components of accumulated earnings/(deficit) is attributable primarily to dividends payable and post October loss deferrals.

ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 27


NOTE 5.
Risk Involved in Investing in the Portfolio
Interest Rate Risk and Credit Risk-Interest rate risk is the risk that changes in interest rates will affect the value of the Portfolio's investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Portfolio's investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit risk rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative risks.

Indemnification Risk-In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote.

NOTE 6.
Risks Involved in Futures Contracts
The Portfolio may purchase or sell financial futures contracts for the purpose of hedging their portfolios against adverse effects of anticipated movements in the market. Financial futures contracts obligate the buyer to take and the seller to make delivery at a future date of a specified quantity of a financial instrument or an amount of cash based on the value of a securities index or the market value in U.S. dollars of a foreign currency. The contract amounts reflect the extent of the Portfolio's involvement and risk of loss in these financial instruments. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities hedged or used for cover. The Portfolio's activities in futures contracts are conducted through regulated exchanges that do not result in counterparty credit risks.

NOTE 7.
Capital-Share Transactions
The Fund has authorized 7.8 billion shares of common stock, par value $0.001 per share, of which, at September 30, 2005, 7.5 billion are divided into 12 Portfolios. It has allocated 800 million shares to the Portfolio, divided evenly

28 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO


Notes to Financial Statements

into four classes. Share transactions for the year ended September 30, 2005 and year ended September 30, 2004, were as follows:



                                 Shares                        Amount
                    ----------------------------  -----------------------------
                      Year Ended    Year Ended    Year Ended       Year Ended
                      September 30, September 30,  September 30,   September 30,
                         2005          2004            2005             2004
                   ------------------------------------------------------------
Short Duration
Plus Class
Shares sold           11,221,512    13,779,853    $140,436,628    $175,398,530
Shares issued
  to shareholders
  on reinvestment
  of dividends and
  distributions          426,621       354,625       5,342,279       4,518,277
Shares redeemed      (12,766,090)  (12,999,054)   (159,809,492)   (165,694,224)
Net increase
  (decrease)          (1,117,957)    1,135,424     (14,030,585)     14,222,583
Beginning of
  period              33,306,388    32,170,964     422,597,621     408,375,038
End of period         32,188,431    33,306,388    $408,567,036    $422,597,621
Short Duration
Class A Shares
Shares sold            1,940,658     4,016,683     $24,341,652     $51,202,933
Shares issued
  to shareholders
  on reinvestment
  of dividends and
  distributions          96,914       117,905       1,213,366      1,502,975
Shares converted
  from Class B          106,805        30,110       1,334,579        381,919
Shares redeemed      (3,347,092)   (6,692,833)    (41,955,853)   (85,093,395)
Net decrease         (1,202,715)   (2,528,135)    (15,066,256)   (32,005,568)
Beginning of
  period              4,640,977     7,169,112      60,079,836     92,085,404
End of period         3,438,262     4,640,977     $45,013,580    $60,079,836



ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 29


                                 Shares                        Amount
                    ----------------------------  -----------------------------
                      Year Ended    Year Ended    Year Ended       Year Ended
                      September 30, September 30,  September 30,   September 30,
                         2005          2004            2005             2004
                   ------------------------------------------------------------
Short Duration
Class B Shares
Shares sold             489,329      2,184,212      $6,137,972      $27,779,246
Shares issued
  to shareholders
  on reinvestment
  of dividends and
  distributions           50,309        36,545         630,063         465,440
Shares converted
  to Class A            (106,847)      (30,122)     (1,334,579)       (381,919)
Shares redeemed       (1,671,609)   (1,366,618)    (20,944,554)    (17,378,283)
Net increase
  (decrease)          (1,238,818)      824,017     (15,511,098)     10,484,484
Beginning of
  period               3,496,107     2,672,090      44,744,023      34,259,539
End of period          2,257,289     3,496,107     $29,232,925     $44,744,023

Short Duration
Class C Shares
Shares sold              508,402     1,887,697      $6,376,122     $24,025,648
Shares issued
  to shareholders
  on reinvestment
  of dividends and
  distributions           36,795        31,272         460,712         398,349
Shares redeemed       (1,725,576)   (1,358,186)    (21,624,133)    (17,258,694)
Net increase
  (decrease)          (1,180,379)      560,783     (14,787,299)      7,165,303
Beginning of
  period               3,126,173     2,565,390      40,072,263      32,906,960
End of period          1,945,794     3,126,173     $25,284,964     $40,072,263
Short Duration
Class R Shares(a)
Shares sold                   -0-          779             $-0-        $10,000
Shares redeemed             (779)           -0-         (9,782)             -0-
Net increase
  (decrease)                (779)          779          (9,782)         10,000
Beginning of
  period                     779            -0-         10,000              -0-
End of period                 -0-          779            $218         $10,000

(a) Class R Shares commenced distribution on February 17, 2004. These shares are no longer being offered to shareholders as of February 23, 2005.

30 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO


Notes to Financial Statements

NOTE 8.
Legal Proceedings
As has been previously reported, the staff of the U.S. Securities and Exchange Commission ("SEC") and the Office of New York Attorney General ("NYAG") have been investigating practices in the mutual fund industry identified as market timing and late trading of mutual fund shares. Certain other regulatory authorities have also been conducting investigations into these practices within the industry and have requested that the Adviser provide information to them. The Adviser has been cooperating and will continue to cooperate with all of these authorities.

On December 18, 2003, the Adviser confirmed that it had reached terms with the SEC and the NYAG for the resolution of regulatory claims relating to the practice of market timing mutual fund shares in some of the AllianceBernstein Mutual Funds. The agreement with the SEC is reflected in an Order of the Commission (SEC Order). The agreement with the NYAG is memorialized in an Assurance of Discontinuance dated September 1, 2004 (NYAG Order). Among the key provisions of these agreements are the following:

(i) The Adviser agreed to establish a $250 million fund (the Reimbursement
Fund) to compensate mutual fund shareholders for the adverse effects of market timing attributable to market timing relationships described in the SEC Order. According to the SEC Order, the Reimbursement Fund is to be paid, in order of priority, to fund investors based on (i) their aliquot share of losses suffered by the fund due to market timing, and (ii) a proportionate share of advisory fees paid by such fund during the period of such market timing;

(ii) The Adviser agreed to reduce the advisory fees it receives from some of the AllianceBernstein long-term, open-end retail funds, until December 31, 2008; and

(iii) The Adviser agreed to implement changes to its governance and compliance procedures. Additionally, the SEC Order and the NYAGOrder contemplates that the Adviser's registered investment company clients, including the Fund, will introduce governance and compliance changes.

A special committee of the Adviser's Board of Directors, comprised of the members of the Adviser's Audit Committee and the other independent member of the Adviser's Board, is continuing to direct and oversee an internal investigation and a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

In addition, the Independent Directors of the Fund (the "Independent Directors") designated an independent economic consultant and independent counsel to investigate the above mentioned matters.

ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 31


On October 2, 2003, a purported class action complaint entitled Hindo, et al.
v. AllianceBernstein Growth & Income Fund, et al. ("Hindo Complaint") was filed against the Adviser, Alliance Capital Management Holding L.P. ("Alliance Holding"), Alliance Capital Management Corporation, AXA Financial, Inc., the AllianceBernstein Funds, certain officers of the Adviser ("Alliance defendants"), and certain other defendants not affiliated with the Adviser, as well as unnamed Doe defendants. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Funds. The Hindo Complaint alleges that certain of the Alliance defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in "late trading" and "market timing" of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts.

Since October 2, 2003, numerous additional lawsuits making factual allegations generally similar to those in the Hindo Complaint were filed in various federal and state courts against the Adviser and certain other defendants, and others may be filed. The plaintiffs in such lawsuits have asserted a variety of theories for recovery including, but not limited to, violations of the Securities Act, the Exchange Act, the Advisers Act, the Investment Company Act, the Employee Retirement Income Security Act of 1974, as amended ("ERISA"), certain state securities laws, and common law. On February 20, 2004, the Judicial Panel on Multidistrict Litigation transferred all federal actions, and all removed state court actions, to the United States District Court for the District of Maryland (the "Mutual Fund MDL"). The plaintiffs in the removed actions have since moved for remand, and that motion is pending.

On September 29, 2004, plaintiffs filed consolidated amended complaints with respect to four claim types: mutual fund shareholder claims; mutual fund derivative claims; derivative claims brought on behalf of Alliance Holding; and claims brought under ERISA by participants in the Profit Sharing Plan for Employees of the Adviser. All four complaints include substantially identical factual allegations, which appear to be based in large part on the SEC Order and the NYAG Order. The claims in the mutual fund derivative consolidated amended complaint are generally based on the theory that all fund advisory agreements, distribution agreements and 12b-1 plans between the Adviser and the AllianceBernstein Funds should be invalidated, regardless of whether market timing occurred in each individual fund, because each was approved by fund trustees on the basis of materially misleading information with respect to the level of market timing permitted in funds managed by the Adviser. The claims asserted in the other three consolidated amended complaints are similar to those that the respective plaintiffs asserted in their previous federal lawsuits. All of these lawsuits

32 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO


Notes to Financial Statements

seek an unspecified amount of damages. The Alliance defendants have moved to dismiss the complaints, and those motions are pending.

On February 10, 2004, the Adviser received (i) a subpoena duces tecum from the Office of the Attorney General of the State of West Virginia and (ii) a request for information from West Virginia's Office of the State Auditor, Securities Commission (the "West Virginia Securities Commission") (together, the "Information Requests"). Both Information Requests require the Adviser to produce documents concerning, among other things, any market timing or late trading in the Adviser's sponsored mutual funds. The Adviser responded to the Information Requests and has been cooperating fully with the investigation.

On April 11, 2005, a complaint entitled The Attorney General of the State of West Virginia v. AIM Advisors, Inc., et al. ("WVAG Complaint") was filed against the Adviser, Alliance Holding, and various other defendants not affiliated with the Adviser. The WVAG Complaint was filed in the Circuit Court of Marshall County, West Virginia by the Attorney General of the State of West Virginia. The WVAG Complaint makes factual allegations generally similar to those in the Hindo Complaint. On May 31, 2005, defendants removed the WVAG Complaint to the United States District Court for the Northern District of West Virginia. On July 12, 2005, plaintiff moved to remand. On October 19, 2005, the WVAG Complaint was transferred to the Mutual Fund MDL.

On August 30, 2005, the deputy commissioner of securities of the West Virginia Securities Commission signed a "Summary Order to Cease and Desist, and Notice of Right to Hearing" addressed to the Adviser and Alliance Holding. The Summary Order claims that the Adviser and Alliance Holding violated the West Virginia Uniform Securities Act, and makes factual allegations generally similar to those in the Commission Order and the NYAG Order. The Adviser intends to vigorously defend against the allegations in the WVAG Complaint.

As a result of the matters discussed above, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.

On June 22, 2004, a purported class action complaint entitled Aucoin, et al. v. Alliance Capital Management L.P., et al. ("Aucoin Complaint") was filed against the Adviser, Alliance Capital Management Holding L.P., Alliance Capital Management Corporation, AXA Financial, Inc., AllianceBernstein Investment Research & Management, Inc., certain current and former directors of the AllianceBernstein Mutual Funds, and unnamed Doe defendants. The Aucoin Complaint names certain of the AllianceBernstein mutual funds as nominal defendants. The Aucoin Complaint was filed in the United States District Court

ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 33


for the Southern District of New York by an alleged shareholder of an AllianceBernstein mutual fund. The Aucoin Complaint alleges, among other things, (i) that certain of the defendants improperly authorized the payment of excessive commissions and other fees from fund assets to broker-dealers in exchange for preferential marketing services, (ii) that certain of the defendants misrepresented and omitted from registration statements and other reports material facts concerning such payments, and (iii) that certain defendants caused such conduct as control persons of other defendants. The Aucoin Complaint asserts claims for violation of Sections 34(b), 36(b) and 48(a) of the Investment Company Act, Sections 206 and 215 of the Advisers Act, breach of common law fiduciary duties, and aiding and abetting breaches of common law fiduciary duties. Plaintiffs seek an unspecified amount of compensatory damages and punitive damages, rescission of their contracts with the Adviser, including recovery of all fees paid to the Adviser pursuant to such contracts, an accounting of all fund-related fees, commissions and soft dollar payments, and restitution of all unlawfully or discriminatorily obtained fees and expenses.

Since June 22, 2004, numerous additional lawsuits making factual allegations substantially similar to those in the Aucoin Complaint were filed against the Adviser and certain other defendants, and others may be filed. On October 19, 2005, the District Court granted in part, and denied in part, defendants' motion to dismiss the Aucoin complaint and as a result the only claim remaining is plaintiffs' section 36(b) claim.

It is possible that these matters and/or other developments resulting from these matters could result in increased redemptions of the AllianceBernstein Mutual Funds' shares or other adverse consequences to the AllianceBernstein Mutual Funds. However, the Adviser believes that these matters are not likely to have a material adverse effect on its ability to perform advisory services relating to the AllianceBernstein Mutual Funds.

34 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO


FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                    Class A
                                                        ---------------------------------
                                                             Year Ended         Period
                                                            September 30,        Ended
                                                        -------------------- September 30,
                                                           2005        2004     2003(a)
                                                        ---------------------------------
Net asset value, beginning of period                      $12.67      $12.84    $12.87
Income From Investment Operations:
Investment income, net(+)                                    .33         .27       .08
Net realized and unrealized gain (loss) on
  investment transactions                                   (.24)       (.13)     (.03)
Total from investment operations                             .09         .14       .05
Less Dividends and Distributions:
Dividends from taxable net investment income                (.36)       (.29)     (.08)
Distributions from net realized gain on
  investment transactions                                   (.01)       (.02)       -0-
Total dividends and distributions                           (.37)       (.31)     (.08)
Net asset value, end of period                            $12.39      $12.67    $12.84
Total return(b)                                              .77%       1.03%      .48%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)                $42,602     $58,793   $92,075
Average net assets (000's omitted)                       $50,872     $79,399   $56,063
Ratio of expenses to average net assets                     1.02%       1.03%      .91%*
Ratio of expenses to average net assets
  excluding interest                                        1.02%       1.01%      .91%*
Ratio of net investment income to average net assets        2.61%       2.06%      1.81%*
Portfolio turnover rate                                      220%        359%      283%


See footnote summary on page 37.


ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 35


Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                     Class B
                                                        ---------------------------------
                                                             Year Ended         Period
                                                            September 30,        Ended
                                                        -------------------- September 30,
                                                           2005        2004     2003(a)
                                                        ---------------------------------
Net asset value, beginning of period                      $12.67      $12.84    $12.87
Income From Investment Operations:
Investment income, net(+)                                    .24         .17       .05
Net realized and unrealized gain (loss) on
  investment transactions                                   (.24)       (.12)     (.03)
Total from investment operations                             .00         .05       .02
Less Dividends and Distributions:
Dividends from taxable net investment income                (.27)       (.20)     (.05)
Distributions from net realized gain on
  investment transactions                                   (.01)       (.02)       -0-
Total dividends and distributions                           (.28)       (.22)     (.05)
Net asset value, end of period                            $12.39      $12.67    $12.84
Total return(b)                                              .05%        .32%      .24%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)                $27,964     $44,281   $34,311
Average net assets (000's omitted)                       $36,245     $39,445   $16,797
Ratio of expenses to average net assets                     1.72%       1.75%     1.64%*
Ratio of expenses to average net assets
  excluding interest                                        1.72%       1.73%     1.64%*
Ratio of net investment income to average net assets        1.90%       1.34%     1.13%*
Portfolio turnover rate                                      220%        359%      283%


See footnote summary on page 37.



36 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO



Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

Financial Highlights

                                                                     Class C
                                                        ---------------------------------
                                                             Year Ended         Period
                                                            September 30,        Ended
                                                        -------------------- September 30,
                                                           2005        2004     2003(a)
                                                        ---------------------------------
Net asset value, beginning of period                      $12.66      $12.84    $12.87
Income From Investment Operations:
Investment income, net(+)                                    .24         .17       .05
Net realized and unrealized gain (loss) on
  investment transactions                                   (.24)       (.13)     (.03)
Total from investment operations                             .00         .04       .02
Less Dividends and Distributions:
Dividends from taxable net investment income                (.27)       (.20)     (.05)
Distributions from net realized gain on
  investment transactions                                   (.01)       (.02)       -0-
Total dividends and distributions                           (.28)       (.22)     (.05)
Net asset value, end of period                            $12.38      $12.66    $12.84
Total return(b)                                              .05%        .25%      .24%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)                $24,096     $39,581   $32,929
Average net assets (000's omitted)                       $31,428     $36,998   $18,054
Ratio of expenses to average net assets                     1.72%       1.74%     1.63%*
Ratio of expenses to average net assets
  excluding interest                                        1.72%       1.72%     1.63%*
Ratio of net investment income to average net assets        1.90%       1.35%     1.11%*
Portfolio turnover rate                                      220%        359%      283%

* Annualized.

(t) Based on average shares outstanding.

(a) Commenced distribution on May 21, 2003.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualized.

ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 37


REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Board of Directors and AllianceBernstein Short Duration Retail Class Shareholders of Sanford C. Bernstein Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Short Duration Plus Portfolio (one of the twelve portfolios constituting Sanford C. Bernstein Fund, Inc., hereafter referred to as the "Fund") at September 30, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the Short Duration Retail Classes for each of the periods presented in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2005, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York
November 22, 2005

38 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO


BOARD OF DIRECTORS

Rosalie J. Wolf(1), Chairman
Roger Hertog, President
Irwin Engelman(1)
Bart Friedman(1)(2)
William Kristol(1)(2)
Thomas B. Stiles, II(1)(2)

OFFICERS

Philip L. Kirstein, Senior Vice President and Independent Compliance Officer Mark D. Gersten, Treasurer and Chief Financial Officer
Emilie D. Wrapp, Secretary

Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

Distributor(+)
AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Transfer Agent(+)
Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio,TX 78278-6003
Toll-Free (800) 221-5672

Legal Counsel
Shearman & Sterling
599 Lexington Avenue
New York, NY 10022

Independent Registered
Public Accounting Firm
PricewaterhouseCoopers LLP
300 Madison Avenue
New York, NY 10017


(1) Member of the Audit Committee and the Independent Directors Committee.
(2) Member of the Governance, Nominating and Compensation Committee.
(+) For the Retail Classes only.


ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 39


MANAGEMENT OF THE FUND

Board of Directors Information
The business and affairs of the Fund are managed under the direction of the Board of Directors. Certain information concerning the Fund's Directors is set forth below.


                                                                  PORTFOLIOS
                                                                    IN FUND              OTHER
   NAME, ADDRESS                           PRINCIPAL                COMPLEX          DIRECTORSHIPS
   DATE OF BIRTH                         OCCUPATION(S)            OVERSEEN BY           HELD BY
  (YEAR ELECTED*)                     DURING PAST 5 YEARS           DIRECTOR            DIRECTOR
---------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS
Roger Hertog**                     Vice Chairman and Director -        12                 None
1345 Avenue of the Americas        Alliance Capital Management
New York, NY 10105                 Corporation ("ACMC"), the
11/4/41 (1988)                     General Partner of Alliance
                                   Capital Management, L.P.
                                   ("Alliance")  since 2000; prior
                                   thereto President, Chief
                                   Operating Officer and
                                   Director - Sanford C.
                                   Bernstein & Co., Inc.
                                   ("Bernstein") since prior
                                   to 2000.

DISINTERESTED DIRECTORS

Rosalie J. Wolf #                  Managing Partner, Botanica           12                 TIAA-CREFF;
c/o Philip L. Kirstein             Capital Partners LLC. Formerly                          North European
Alliance Capital                   she was a Managing Director at                          Oil Royalty Trust.
Management, L.P.                   Offit Hall Capital Management LLC
1345 Avenue of the Americas        from January 2001 through 2003.
New York, NY 10105                 From 1994-2000 she was
5/8/41 (2000)                      Treasurer and Chief Investment
Chairman of the Board              Officer of The Rockefeller Foundation.
                                   Earlier she held financial executive
                                   positions with International Paper
                                   Company, Bankers Trust and
                                   Mobil Oil Corporation.

Irwin Engelman #                   Business Consultant. Formerly        12                 WellGen Inc.;
c/o Philip L. Kirstein             he was Executive Vice President                         Baruch College;
Alliance Capital                   and Chief Financial Officer of                          Long Wharf
Management, L.P.                   Youth Stream Media Networks,                            Theatre; National
1345 Avenue of the Americas        Vice Chairman and Chief                                 Corporate Theatre
New York, NY 1010                  5Administrative Officer ofRevlon,                       Fund; Temple
5/19/34 (2000)                     Inc. and Executive Vice President                       Sharay Tefila;
                                   and Chief Financial Officer of                          New Plan Excel
                                   MacAndrews & Forbes Holdings                            Realty Trust.
                                   Inc., since prior to 2000.

Bart Friedman # +                  Senior Partner at Cahill Gordon      12                 The Brookings
c/o Philip L. Kirstein             & Reindel LLP (law firm) since                          Institution; Lincoln
Alliance Capital                   prior to 2000.                                          Center for the
Management, L.P.                                                                           Performing Arts;
1345 Avenue of the Americas                                                                The Mountain
New York, NY 10105                                                                         School of Milton
12/5/44 (2005)                                                                             Academy


40 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO



                                                                  PORTFOLIOS
                                                                    IN FUND              OTHER
   NAME, ADDRESS                           PRINCIPAL                COMPLEX          DIRECTORSHIPS
   DATE OF BIRTH                         OCCUPATION(S)            OVERSEEN BY           HELD BY
  (YEAR ELECTED*)                     DURING PAST 5 YEARS           DIRECTOR            DIRECTOR
---------------------------------------------------------------------------------------------------
DISINTERESTED DIRECTORS
(continued)
William Kristol # +                Editor, The Weekly Standard          12                 Manhattan
c/o Philip L. Kirstein             since prior to 2000.                                    Institute; John
Alliance Capital                                                                           M. Ashbrook
Management, L.P.                                                                           Center for
1345 Avenue of the Americas                                                                Public Affairs
                                                                                           at Ashland 12/23/52 (1994)
                                                                                           New York, NY 10105
                                                                                           University; The
                                                                                           Salvatori Center at
                                                                                           Claremont
                                                                                           McKenna College;
                                                                                           The Shalem
                                                                                           Foundation

Thomas B. Stiles, II # +           President - Cedar Lawn               12                 Laguna Beach
c/o Philip L. Kirstein             Corporation (cemetery).                                 Art Museum;
Alliance Capital                   Formerly Managing Director,                             Cedar Lawn
Management, L.P.                   Senior Portfolio Manager and                            Corporation
1345 Avenue of the Americas        Director of Investment Strategy
New York, NY 10105                 of Smith Barney Asset Manage-
10/4/40 (2003)                     ment from 1997 until his retire-
                                   ment in 1999. Prior thereto,
                                   Chairman and Chief Executive
                                   Officer of Greenwich Street
                                   Advisors from 1988-1997 and
                                   Executive Vice President and
                                   Director of E.F. Hutton Group
                                   from 1982-1987.


* There is no stated term of office for the Directors.

** Mr. Hertog is an "interested person", as defined in the 1940 Act, due to his affiliation with Alliance.

# Member of the Audit Committee and the Independent Directors Committee.

+ Member of the Governance, Nominating and Compensation Committee.


ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 41


Officer Information
Certain information concerning the Fund's Officers is listed below.


  NAME, ADDRESS*               POSITION(S)                           PRINCIPAL OCCUPATION
 AND DATEOFBIRTH             HELD WITH FUND                          DURING PAST 5 YEARS
--------------------------------------------------------------------------------------------------
Roger Hertog                  President                     See biography above.
11/4/41

Philip L. Kirstein            Senior Vice President         Senior Vice President and Independent
5/29/45                       and Independent               Compliance Officer of the
                              Compliance Officer            AllianceBernstein Funds with which he
                                                            has been associated since October
                                                            2004. Prior thereto, he was Of Counsel
                                                            to Kirkpatrick & Lockhart, LLP from
                                                            2003 to October 2004, and General
                                                            Counsel of Merrill Lynch Investment
                                                            Managers, LLP since prior to 2000 until
                                                            March 2003.

Mark D. Gersten               Treasurer and Chief           Senior Vice President of Alliance
10/4/50                       Financial Officer             Global Investor Services, Inc. ("AGIS")**
                                                            and a Vice President of
                                                            AllianceBernstein Investment Research
                                                            and Management, Inc. ("ABIRM")**,
                                                            with which he has been associated
                                                            since prior to 2000.

Emilie D. Wrapp,              Secretary                     Senior Vice President, Assistant
11/13/55                                                    General Counsel and Assistant
                                                            Secretary of ABIRM**, with which she
                                                            has been associated since prior to
                                                            2000.

* The address for each of the Fund's Officers is 1345 Avenue of the Americas, New York, NY 10105.

** ABIRM and AGIS are affiliates of the Fund.

The Fund's Statement of Additional Information ("SAI") has additional information about the Fund's Directors and Officers and is available without charge upon request. Contact your financial representative or Alliance Capital at 1-800-227-4618 for a free prospectus or SAI.

42 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO


ALLIANCEBERNSTEIN FAMILY OF FUNDS

------------------------------------------
Wealth Strategies Funds
------------------------------------------
Balanced Wealth Strategy
Wealth Appreciation Strategy
Wealth Preservation Strategy
Tax-Managed Balanced Wealth Strategy
Tax-Managed Wealth Appreciation Strategy
Tax-Managed Wealth Preservation Strategy

------------------------------------------
Blended Style Funds
------------------------------------------
U.S. Large Cap Portfolio
International Portfolio
Tax-Managed International Portfolio

------------------------------------------
Growth Funds
------------------------------------------
Domestic

Growth Fund
Mid-Cap Growth Fund
Large Cap Growth Fund*
Small Cap Growth Portfolio

Global & International

Global Health Care Fund*
Global Research Growth Fund
Global Technology Fund*
Greater China '97 Fund
International Growth Fund*
International Research Growth Fund*

------------------------------------------
Value Funds
------------------------------------------
Domestic

Balanced Shares
Focused Growth & Income Fund*
Growth & Income Fund
Real Estate Investment Fund
Small/Mid-Cap Value Fund*
Utility Income Fund
Value Fund

Global & International

Global Value Fund
International Value Fund

------------------------------------------
Taxable Bond Funds
------------------------------------------
Americas Government Income Trust
Corporate Bond Portfolio
Emerging Market Debt Fund
Global Strategic Income Trust
High Yield Fund
Multi-Market Strategy Trust
Quality Bond Portfolio
Short Duration Portfolio
U.S. Government Portfolio

------------------------------------------
Municipal Bond Funds
------------------------------------------
National
Insured National
Arizona
California
Insured California
Florida
Massachusetts
Michigan
Minnesota
New Jersey
New York
Ohio
Pennsylvania
Virginia

------------------------------------------
Intermediate Municipal Bond Funds
------------------------------------------
Intermediate California
Intermediate Diversified
Intermediate New York

------------------------------------------
Closed-End Funds
------------------------------------------
All-Market Advantage Fund
ACM Income Fund
ACM Government Opportunity Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
California Municipal Income Fund
National Municipal Income Fund
New York Municipal Income Fund
The Spain Fund
World Dollar Government Fund
World Dollar Government Fund II


We also offer Exchange Reserves,** which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. You should read the prospectus carefully before you invest.

* Prior to December 15, 2004, these Funds were named as follows: Global Health Care Fund was Health Care Fund; Large Cap Growth Fund was Premier Growth Fund; Global Technology Fund was Technology Fund; and Focused Growth & Income Fund was Disciplined Value Fund. Prior to February 1, 2005, Small/Mid-Cap Value Fund was named Small Cap Value Fund. Prior to May 16, 2005, International Growth Fund was named Worldwide Privatization Fund and International Research Growth Fund was named International Premier Growth Fund. On June 24, 2005, All-Asia Investment Fund merged into International Research GrowthFund. On July 8, 2005, New Europe Fund merged into International Research Growth Fund.

** An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO o 43


NOTES

44 o ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO


ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

[LOGO] ALLIANCEBERNSTEIN (R)
Investment Research and Management


SHDURAR0905


ITEM 2.   CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant's code of ethics is filed herewith as
Exhibit 12(a)(1).

(b) During the period covered by this report, no material amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.


ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Directors has determined that independent directors Irwin Engelman and Rosalie J. Wolf qualify as audit committee financial experts.


ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) - (c) The following table sets forth the aggregate fees billed by the independent registered public accounting firm PricewaterhouseCoopers LLP, for the Fund's last two fiscal years for professional services rendered for: (i) the audit of the Fund's annual financial statements included in the Fund's annual report to stockholders; (ii) assurance and related services that are reasonably related to the performance of the audit of the Fund's financial statements and are not reported under (i), which include advice and education related to accounting and auditing issues, quarterly press release review (for those Funds that issue press releases), and preferred stock maintenance testing (for those Funds that issue preferred stock); and (iii) tax compliance, tax advice and tax return preparation.

                                                   Audit-Related
                                     Audit Fees        Fees         Tax Fees
                                    ------------   ------------   ------------
U.S. Government Short
  Duration Portfolio        2004       $2,240          $898          $2,026
                            2005       $1,796          $110          $3,007
Short Duration Plus
  Portfolio                 2004      $18,690        $6,236         $11,113
                            2005      $17,407        $2,540          $6,815
Intermediate Duration
  Portfolio                 2004      $65,313       $14,296         $43,079
                            2005      $69,603        $4,058         $33,819
Short Duration New York
  Municipal Portfolio       2004       $5,903        $1,101          $4,808
                            2005       $2,561          $153          $3,319
Short Duration California
  Municipal Portfolio       2004       $1,667          $832          $1,538
                            2005       $1,301           $80          $2,770
Short Duration Diversified
  Municipal Portfolio       2004       $2,936          $914            $970
                            2005       $5,302          $317          $4,678
New York Municipal
  Portfolio                 2004      $34,909        $5,701         $24,918
                            2005      $33,157        $3,087         $14,891
California Municipal
  Portfolio                 2004      $26,537        $6,532         $17,661
                            2005      $27,026        $2,314         $11,783
Diversified Municipal
  Portfolio                 2004      $69,400        $9,314         $51,954
                            2005      $68,130        $7,038         $31,191
Tax-Managed International
  Portfolio                 2004     $108,848       $11,280         $80,329
                            2005     $128,312       $11,145         $58,212
International Portfolio     2004      $54,756        $7,399         $39,939
                            2005      $63,312        $5,175         $29,470
Emerging Markets
  Portfolio                 2004      $28,801        $2,778         $23,490
                            2005      $36,093        $2,143         $20,571


(d) Not applicable.

(e) (1) Beginning with audit and non-audit service contracts entered into on or after May 6, 2003, the Fund's Audit Committee policies and procedures require the pre-approval of all audit and non-audit services provided to the Fund by the Fund's independent auditors. The Fund's Audit Committee policies and procedures also require pre-approval of all audit and non-audit services provided to the Adviser and Service Affiliates to the extent that these services are directly related to the operations or financial reporting of the Fund.

(e) (2) All of the amounts for Audit Fees, Audit-Related Fees and Tax Fees in the table under Item 4 (a) - (c) are for services pre-approved by the Fund's Audit Committee.

(f) Not applicable.

(g) The following table sets forth the aggregate non-audit services provided to the Fund, the Fund's Adviser and entities that control, are controlled by or under common control with the Adviser that provide ongoing services to the Fund, which include conducting an annual internal control report pursuant to Statement on Auditing Standards No. 70 ("Service Affiliates"):

                                                                   Total Amount of
                                                                  Foregoing Column
                                                                 Pre-approved by the
                                          All Fees for            Audit Committee
                                       Non-Audit Services       (Portion Comprised of
                                        Provided to the          Audit Related Fees)
                                     Portfolio, the Adviser     (Portion Comprised of
                                     and Service Affiliates           Tax Fees)
                                     ----------------------     ---------------------
U.S. Government Short
  Duration Portfolio          2004        $732,992                   [  $2,924 ]
                                                                     (    $898 )
                                                                     (  $2,026 )
                              2005        $982,011                   [  $3,117 ]
                                                                     (    $110 )
                                                                     (  $3,007 )
Short Duration Plus
  Portfolio                   2004        $747,417                   [ $17,349 ]
                                                                     (  $6,236 )
                                                                     ( $11,113 )
                              2005        $988,249                   [  $9,355 ]
                                                                     (  $6,815 )
                                                                     (  $2,540 )
Intermediate Duration
  Portfolio                   2004        $787,443                   [ $57,375 ]
                                                                     ( $14,296 )
                                                                     ( $43,079 )
                              2005      $1,016,771                   [ $37,877 ]
                                                                     (  $4,058 )
                                                                     ( $33,819 )
Short Duration New York
  Municipal Portfolio         2004        $735,977                   [  $5,909 ]
                                                                     (  $1,101 )
                                                                     (  $4,808 )
                              2005        $982,366                   [  $3,472 ]
                                                                     (    $153 )
                                                                     (  $3,319 )
Short Duration California
  Municipal Portfolio         2004        $732,438                   [  $2,370 ]
                                                                     (    $832 )
                                                                     (  $1,538 )
                              2005        $981,744                   [  $2,850 ]
                                                                     (      80 )
                                                                     (  $2,770 )
Short Duration Diversified
  Municipal Portfolio         2004        $731,952                   [  $1,884 ]
                                                                     (    $914 )
                                                                     (    $970 )
                              2005        $983,889                   [  $4,995 ]
                                                                     (     317 )
                                                                     (  $4,678 )
New York Municipal
  Portfolio                   2004        $760,687                   [ $30,619 ]
                                                                     (  $5,701 )
                                                                     ( $24,918 )
                              2005        $996,872                   [ $17,978 ]
                                                                     (  $3,087 )
                                                                     ( $14,891 )
California Municipal
  Portfolio                   2004        $754,261                   [ $24,193 ]
                                                                     (  $6,532 )
                                                                     ( $17,661 )
                              2005        $992,991                   [ $14,097 ]
                                                                     (  $2,314 )
                                                                     ( $11,783 )
Diversified Municipal
  Portfolio                   2004        $791,336                   [ $61,268 ]
                                                                     (  $9,314 )
                                                                     ( $51,954 )
                              2005      $1,017,123                   [ $38,229 ]
                                                                     (  $7,038 )
                                                                     ( $31,191 )
Tax-Managed International
  Portfolio                   2004        $821,677                   [ $91,609 ]
                                                                     ( $11,280 )
                                                                     ( $80,329 )
                              2005      $1,048,251                   [ $69,357 ]
                                                                     ( $11,145 )
                                                                     ( $58,212 )
International Portfolio       2004        $777,406                   [ $47,338 ]
                                                                     (  $7,399 )
                                                                     ( $39,939 )
                              2005      $1,013,539                   [ $34,645 ]
                                                                     (  $5,175 )
                                                                     ( $29,470 )
Emerging Markets Portfolio    2004        $756,336                   [ $26,268 ]
                                                                     (  $2,778 )
                                                                     ( $23,490 )
                              2005      $1,001,609                   [ $22,714 ]
                                                                     (  $2,143 )
                                                                     ( $20,571 )

(h) The Audit Committee of the Fund has considered whether the provision of any non-audit services not pre-approved by the Audit Committee provided by the Fund's independent auditor to the Adviser and Service Affiliates is compatible with maintaining the auditor's independence.


ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.


ITEM 6.   SCHEDULE OF INVESTMENTS.

Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.


ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the registrant.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Directors since the Fund last provided disclosure in response to this item.


ITEM 11.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

     EXHIBIT NO.      DESCRIPTION OF EXHIBIT
     -----------      ----------------------
     12 (a) (1)       Code of Ethics that is subject to the disclosure of
                      Item 2 hereof

     12 (b) (1)       Certification of Principal Executive Officer Pursuant
                      to Section 302 of the Sarbanes-Oxley Act of 2002

     12 (b) (2)       Certification of Principal Financial Officer Pursuant
                      to Section 302 of the Sarbanes-Oxley Act of 2002

     12 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002




SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Sanford C. Bernstein Fund, Inc.

By:       /s/ Roger Hertog
          ----------------
          Roger Hertog
          President

Date:     November 29, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:       /s/ Roger Hertog
          ----------------
          Roger Hertog
          President

Date:     November 29, 2005

By:       /s/ Mark D. Gersten
          -------------------
          Mark D. Gersten
          Treasurer and Chief Financial Officer

Date:    November 29, 2005